UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-28995

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 3 1	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241

Amendment No. 1 10	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President, Corporate Governance and Secretary , One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 200 9

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 200 9 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Single Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: •Nationwide Variable Account – 9

Prospectus supplement dated May 1, 200 9 to
Prospectus dated May 1, 200 9

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Nationwide Allocation Architect

Prior to annuitization, Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model.  Nationwide Allocation Architect is not available for contracts issued on or after May 1, 2008, or for contracts issued before May 1, 2008 that were not participating in Nationwide Allocation Architect as of May 1, 2008.  For contracts that were participating in Nationwide Allocation Architect as of May 1, 2008, Nationwide Allocation Architect will continue to be available until the contract owner terminates participation.  Once participation in Nationwide Allocation Architect is terminated, the contract owner cannot re-elect Nationwide Allocation Architect.

The investment models in Nationwide Allocation Architect diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of 7 available models:

•	Conservative
•	Moderately Conservative
•	Balanced
•	Moderate
•	Capital Appreciation,
•	Moderately Aggressive; and
•	Aggressive

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract.  Certain sub-accounts that are not available in other Nationwide products that offer Nationwide Allocation Architect are not considered for inclusion in the models.  In addition, sub-accounts that are no longer available to all contract owners (as indicated in “Appendix A: Underlying Mutual Funds”) are not considered for inclusion in the models.  The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about Nationwide Allocation Architect and the models is available in the brochure (“Form ADV Brochure”) for the program.

Nationwide Investment Advisors, LLC (“NIA”) as Investment Adviser

For those contract owners who elect Nationwide Allocation Architect, NIA will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  Currently, NIA develops and maintains the models based on information received from an independent third-party analytical firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  To participate in Nationwide Allocation Architect, contract owners will grant NIA limited discretionary authority to allocate and rebalance their variable account assets in accordance with the model they selected.  Contract owners may terminate this limited discretionary investment authority and participation in the service upon proper written notice to Nationwide and NIA.  Contract owners will receive a copy of NIA's Form ADV Brochure at the time of application or prior to electing the service.  The Form ADV Brochure contains more information about NIA's role as investment adviser and the independent third-party analytical firm it relies upon when providing these services to contract owners.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model, given its particular level of risk tolerance.  If necessary, the models will be updated on or about the second Friday in January and July of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Currently, NIA updates the models based on information received from an independent third-party analytical firm.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.  A contract owner who terminates their participation in the service cannot re-elect it.

On or about the second Friday in January and July of each year (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract values of contracts participating in the service based on the updated model allocation information received from NIA.  The reallocation will rebalance the variable account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a recognized holiday or any day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value on or about the second Friday in January, April, July, and October of each year, referred to as quarterly rebalancing.  If the scheduled date for a rebalance is a recognized holiday or any day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

When selecting a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The qualified financial adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, neither Nationwide nor NIA is responsible for determining the appropriateness of the model contract owners select.  Contract owners are responsible for notifying their financial adviser of any changes to their financial situation or risk profile.  Contract owners should periodically review with their financial adviser, their financial situation and risk profile to evaluate the appropriateness of their selected model.

Operation of the Contract While Nationwide Allocation Architect is in Effect

While Nationwide Allocation Architect is in effect, contract owners will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the selected model) only at the end of the guarantee term.  Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently selected model.  Any surrenders taken from the contract while Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

Changing Models

Contract owners participating in Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models, received in good order by Nationwide, will be immediately implemented and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, the models may not perform as intended and neither Nationwide nor NIA guarantees that participation in Nationwide Allocation Architect will result in a profit or protect against a loss.  A contract owner’s contract value could be better or worse by participating in Nationwide Allocation Architect than if the contract owner had not participated.  A model may perform better or worse than any single sub-account or asset class or other combinations of sub-accounts and asset classes.

NIA may be subject to competing interests related to the selection of sub-accounts in the models.  Specifically, some of the sub-accounts offered in Nationwide Allocation Architect correspond to underlying mutual funds managed by a NIA-affiliated company and some underlying mutual funds may pay more revenue to Nationwide than others.  The independent third-party analytical firm provides the models, selects the sub-accounts to be used to populate the models (within the universe of sub-accounts available in the contract determined by Nationwide and described previously) and provides changes to the models’ asset allocation or sub-account selection.

NIA believes that its reliance on the recommendations of a third-party analytical firm to develop, maintain, and update the models reduces or eliminates the potential for NIA to be influenced by these competing interests, but there can be no assurance of this.

America’s Future Horizon Annuity
The BB&T Future Annuity
The Best of America® America’s Future Annuity®
The Best of America® America’s Future Annuity® (Key)
NEA Valuebuilder futuresm
Waddell & Reed Advisors Select Plus Annuitysm
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 200 9 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 200 9 ), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 48.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The sub-accounts available under this contract invest in the underlying mutual funds of the companies listed below.  For a complete list of the available sub-accounts, please refer to the Appendix A.  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

AIM Variable Insurance Funds

AllianceBernstein Variable Products Series Fund, Inc.

American Century Variable Portfolios II, Inc.

American Century Variable Portfolios, Inc.

BB&T Variable Insurance Funds

BlackRock Variable Series Funds, Inc.

Credit Suisse Trust

Dreyfus

Dreyfus Investment Portfolios

Dreyfus Variable Investment Fund

Federated Insurance Series

Fidelity Variable Insurance Products Fund

Franklin Templeton Variable Insurance Products Trust

Ivy Funds Variable Insurance Portfolios, Inc.

J.P. Morgan Insurance Trust

Janus Aspen Series

MFS® Variable Insurance Trust

Nationwide Variable Insurance Trust

Neuberger Berman Advisers Management Trust

Oppenheimer Variable Account Funds

PIMCO Variable Insurance Trust

Royce Capital Fund

SBL Fund

T. Rowe Price Equity Series, Inc.

The Universal Institutional Funds, Inc.

Van Eck Worldwide Insurance Trust

Victory Variable Insurance Funds

Wells Fargo Advantage Funds® Variable Trust

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each valuation date and represents the sum of all the contract owners’ interests in the variable sub-accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC – Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.

Net asset value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC – Securities and Exchange Commission.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	8
Example	9
Synopsis of the Contracts	9
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	12
Condensed Financial Information	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation	12
Security Distributors, Inc	12
Waddell & Reed, Inc.	12
Investing in the Contract	12
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	15
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	17
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	19
Reduced Purchase Payment Option
CDSC Options and Charges
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	27
Contract Ownership	27
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	28
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	32

Table of Contents (continued)	Page
Surrender (Redemption) Prior to Annuitization	32
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	34
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	35
Contract Owner Services	35
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	36
Annuitizing the Contract	37
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	40
Upon Death
Death Benefit Payment
Statements and Reports	43
Legal Proceedings	43
Table of Contents of Statement of Additional Information	48
Appendix A: Underlying Mutual Funds	49
Appendix B: Condensed Financial Information	74
Appendix C: Contract Types and Tax Information	129
Appendix D: State Variations	138

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$252
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)5
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25%6 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option9 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%
One-Year Step Up Death Benefit Option10 (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option11 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%
5% Enhanced Death Benefit Option12 (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
(continued on next page)

Recurring Contract Expenses (continued)
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.
0.45%13 1.40%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40%14 1.35%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%15 1.45%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only)	0.05%
Hardship Waiver (Tax Sheltered Annuities only)	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2008, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.   The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.28%	3.02%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  This option is not available to contracts issued as Investment-only Contracts.

7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver.  This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

9 This option may not be elected with another death benefit option.

10 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

11 This option may not be elected with another death benefit option.

12 This option may be elected alone or along with One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

13 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.

14 The Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.

15 The Capital Preservation Plus Option may only be elected at the time of application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.95%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.02%)	1,327	2,570	3,748	6,600	*	2,145	3,493	6,600	732	2,145	3,493	6,600
Minimum Total Underlying Mutual Fund Operating Expenses (0.28%)	1,039	1,765	2,501	4,555	*	1,340	2,246	4,555	444	1,340	2,246	4,555

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000.    Its decision as to whether

or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract value limitations associated with them:

Annuitization.   Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.   Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to contract owners at the time of application.  Each CDSC option has different characteristics and costs.  The annual charge associated with each option is charged as a percentage of the daily net assets of the variable account.  They are as follows:

Option	Contract Type	Annual Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

A Reduced Purchase Payment Option is available at the time of application.  If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account.  This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.10%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application.  If the contract owner elected one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account.  Nationwide will discontinue deducting this charge seven years from the date the contract was issued.  Additionally, allocations made to the fixed account and to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.  Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account.  Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in “Appendix C: Contract Types and Tax Information” and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any applicable federal and state income tax withholding.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Security Distributors, Inc.

The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

Waddell & Reed, Inc.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on May 22, 1997, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.   Contract owners should read these prospectuses carefully before investing.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in

13

any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.  The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate – The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•	Renewal Rate – The rate available for maturing fixed account allocations that are entering a new guarantee

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period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.

At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be assessed a fee of 0.45%.

Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law for any given year.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see “Appendix D: State Variations” later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the contract value (less any market value adjustment):

•	Information provided by the contract owner(s) is materially false, misleading, incomplete or otherwise deficient;

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•
The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

•	When a series of Nationwide contracts with different annuitants have the same unitary control or ownership;

•	The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide’s rights and does not stop Nationwide from asserting its rights at any future date.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.  If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency,

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distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 200 8 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.   Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

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The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit;

(3)	from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected); or

(4)
if the contract owner elected an optional death benefit (not the standard death benefit) and the conditions described in the "Long-Term Care/Nursing Home Waiver Option" section of the "Death Benefit Calculation" provision are met.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the Contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are

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retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Reduced Purchase Payment Option

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.  This option is not available for Investment-only Contracts.  Nationwide may realize a profit from the charge assessed for this option.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide.  Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

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This option also contains a disability waiver.  Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

(1)	the contract owner has been the owner of the contract for 10 years; and

(2)	the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)).  The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Nationwide may realize a profit from the charges assessed for these options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one or both of the Guaranteed Minimum Income Benefit Options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the options chosen.  Nationwide may realize a profit from the charges assessed for these options.

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Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Extra Value Option

Applicants should be aware of the following prior to electing the Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application.  Nationwide may reduce this charge.

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide’s general account.  The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract.  If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a)	a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

(b)	a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%).  The figures are based upon:

(a)	a $100,000 initial purchase payment with no additional purchase payments;

(b)	the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c)	an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

7.75% Rate of Return

Contract Year	Base Contract (0.95% total asset charges)	Contract With Extra Value Option (1.40% total asset charges)
1	$106,727	$109,465
2	$113,906	$116,336
3	$121,568	$123,638
4	$129,745	$131,399
5	$138,472	$139,647
6	$147,787	$148,412
7	$157,728	$157,728
8	$168,337	$168,337
9	$179,661	$179,661
10	$191,746	$191,746

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Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.  The table above assumes no additional purchase payments are made to the contract after the first contract anniversary.  If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a)	the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b)	withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount.  In certain states that require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture.  For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization or to meet minimum distribution requirements under the Internal Revenue Code.

In addition, no recapture will take place after the seventh contract year.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

New York Recapture Provisions

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following schedule:

Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3,4 and 5	2%
6 and 7	1%
After year 7	0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.  In addition, no recapture will take place after the seventh contract year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased annuitant’s surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

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The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a =	the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	purchase payments, proportionately adjusted for withdrawals; and

c =	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a =	contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c =	purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d =	any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)	Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds

(3)	that are available under the program. This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods

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will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•	If Capital Preservation Plus is elected when the contract is purchased, any contract value allocated to the fixed account when the contract is purchased will receive the New Money Rate.

•
If Capital Preservation Plus is elected after the contract is purchased, any contract value allocated to the fixed account will begin a new fixed account guaranteed period and will receive the current Renewal Rate.

•
If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The fixed account and only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
•	AIM V.I. Core Equity Fund: Series I Shares
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
BB&T Variable Insurance Funds
•	BB&T Capital Manager Equity VIF
•	BB&T Large Cap VIF
•	BB&T Mid Cap Growth VIF

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Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS ® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Growth Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Nationwide Fund: Class I
•	NVIT Nationwide Leaders Fund: Class III
•	NVIT U.S. Growth Leaders Fund: Class III
•	Van Kampen NVIT Comstock Value Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
Victory Variable Insurance Funds
•	Diversified Stock Fund: Class A
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
•	Balanced
•	Bond
•	Core Equity
•	Dividend Income
•	Growth
•	Mid Cap Growth
•	Money Market
•	Mortgage Securities
•	Value

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2009:

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund ® Portfolio: Service Class
Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2002:

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Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class
Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000:

Credit Suisse Trust
•	U.S. Equity Flex II Portfolio

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.   Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.   If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the annuitization date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the contract value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

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Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.40% for the first 7 contract years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.95%.  Thus, the Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.40% will have a lower unit value than sub-account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered.  The risk originally assumed by Nationwide may have been materially altered if: information provided by the contract owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life.  Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the contract value, less any market value adjustment.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

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The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the annuitant or co-annuitant. If upon notification of death of the contract owner(s), the annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.   Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

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•New Year’s Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

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(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.  However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

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Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form .

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form .

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to sub-accounts to the money market sub-account during the free look period.  For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to sub-accounts to the fixed account during the free look period. After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.  Where state law requires the return of contract value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured.  No recapture will take place after the seventh contract year.  The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See “Pricing”).  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

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Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

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•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)
ERISA Plans	All	up to 50% of contract value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

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Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for asset rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.  Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	Fidelity VIP High Income Portfolio: Service Class R
Nationwide Variable Insurance Trust ("NVIT")
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
Ivy Funds Variable Insurance Portfolios, Inc.
•	Money Market

to any other underlying mutual fund.   These funds may or may not be available depending on when you purchased this policy.

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Please refer to “Appendix A: Sub-Account Information” for Sub-Account for details on fund availability. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar cost averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A dollar cost averaging program that transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program.  Dollar cost averaging transfers for this program may only be made from the fixed account.  Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the following table:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

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Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.   Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.   The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.   Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.  The Nationwide Allocation Architect is not available after annuitization.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.   The number of annuity units comprising each variable annuity payment, on a Sub-account basis, will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.   After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance

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of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit Options ("GMIBs") are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on the option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday; and

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the contract value caused by surrenders.  For example, a surrender that reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the variable account;

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner’s fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)	after the contract has been in effect for seven years; AND

(2)	the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

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Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.
♦A GMIB does NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.
♦Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.
♦The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.
♦Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.
♦The GMIBs may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  Once elected or assumed, the annuity payment option may not be changed.  The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.    As is the case under option 1, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	a nd …	and …	then the …
Contract Owner	The contract owner is not the annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner and no death benefit is paid.
Contract Owner	The contract owner is the annuitant	There is a surviving beneficiary	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the surviving contract owner.
Contract Owner	The contract owner is the annuitant	There is no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the estate of the contract owner.
Annuitant	The annuitant is not the contract owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the annuitant and no death benefit is paid.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant and no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner’s estate.

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If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;
2)	as an annuity; or
3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the “Required Distributions” provisions in Appendix C.

If death occurs after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the contract value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the beneficiary(ies) to allocate their contract value in another manner.

Five-Year Reset Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the contract value as of the most recent five year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)	the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for

41

amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)	the contract value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)	The spouses must each be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7)
If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the contract value at the time of death, the contract value

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will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant .   If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse ; and

(8)
If a co-annuitant is added at any time after the election of the optional death benefit, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or

43

indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to

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the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al . The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company . The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On

45

January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company . NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation . In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC's parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc.'s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide.  Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement (DOE) settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies.  The case also alleged violations of NASD rules by Waddell & Reed, Inc.'s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr.  The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to

46

determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisors that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a fine of $5 million and pay client restitution of up to $11 million.  Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.  Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

Security Distributors, Inc., the principal underwriter of the Contract (“SDI”), has  been named, among several others, as defendants in a class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by to MBC under the NEA Valuebuilder Program. The other defendants include other affiliates of SDI and, unaffiliated companies, and individuals. Plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. SDI and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The District Court granted defendants’ motion to dismiss.  The plaintiffs have appealed.  SDI does not believe that the class action claims have merit and intends to continue to defend against the claims vigorously.

The general distributor, Security Distributors, Inc. does not believe that these claims are likely to have a material adverse effect on its ability to perform its duties as principal underwriter of the Contract.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241

Securities Act of 1933 Registration File No. 333-28995

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long term growth of capital and current income.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or subaccount than a fund that does not invest in other funds.

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AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or subaccount than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	High total return through growth of capital and current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

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AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

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BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

BB&T Variable Insurance Funds - BB&T Large Cap VIF
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	Capital growth, current income, or both.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management
U.K. Limited
Investment Objective:	Seeks high total investment return.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Credit Suisse Trust - International Equity Flex I Portfolio (formerly, International Focus Portfolio)
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Credit Suisse Trust - International Equity Flex II Portfolio (formerly, Global Small Cap Portfolio)
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Credit Suisse Trust - U.S. Equity Flex II Portfolio (formerly, Large Cap Value Portfolio)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

52

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Long-term capital growth.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

53

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

54

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

55

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier

56

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 (formerly,
Templeton Global Income Securities Fund: Class 3)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - International Value
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

57

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	High level of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (formerly, JPMorgan Insurance
Trust Diversified Mid Cap Value Portfolio: Class 1)
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

58

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier

Janus Aspen Series - Global Technology Portfolio: Service Shares
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	INTECH Investment Management LLC ("INTECH")
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares (formerly, International Growth Portfolio: Service II Shares)
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier

Janus Aspen Series - Overseas Portfolio: Service Shares (formerly, International Growth Portfolio: Service Shares)
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	Seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

59

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

60

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia
, the Far East and other regions, including developing countries.
This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
Effective May 1, 2003 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

61

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

62

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

63

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities. The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable
Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying
Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other
NVIT Investor Destinations Funds. The Capital Appreciation Fund is a
“fund-of-funds” that invests its assets primarily in underlying portfolios of
Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

64

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	Above average total return over a market cycle of three to five years.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

65

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management,
Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

66

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	Seeks long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and/or current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

67

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and convertible securities.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital; current income is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

68

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Effective May 1, 2003 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

69

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Adviser:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

SBL Fund - Series D (Global Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	Security Global Investors, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

SBL Fund - Series J (Mid Cap Growth Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Capital appreciation.

SBL Fund - Series N (Managed Asset Allocation Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

SBL Fund - Series O (Equity Income Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income and capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

SBL Fund - Series P (High Yield Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	High current income and capital appreciation as a secondary objective.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

SBL Fund - Series Q (Small Cap Value Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

70

SBL Fund - Series V (Mid Cap Value Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

SBL Fund - Series X (Small Cap Growth Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	RS Investment Management, L.P.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

SBL Fund - Series Y (Select 25 Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

71

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of
non-U.S. issuers domiciled in EAFE countries.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Victory Variable Insurance Funds - Diversified Stock Fund: Class A
Investment Adviser:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.

72

Wells Fargo Advantage Funds® Variable Trust - VT Opportunity Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

73

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 200 8 (the maximum variable account charge of 3.95%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:              1-800-848-6331, TDD 1-800-238-3035
writing:              Nationwide Life Insurance Company
         5100 Rings Road, RR1-04-F4
         Dublin, Ohio 43017-1522
checking
on-line at:          xxwww.nationwide.com

The following funds were added to the variable account effective May 1, 2009, therefore; no Condensed Financial Information is available:

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund - Class III
Nationwide Variable Insurance Trust (“NVIT”)
•	AllianceBernstein NVIT Global Fixed Income Fund-Class III
•	American Century NVIT Multi Cap Value Fund-Class I
•	NVIT Investor Destinations Balanced Fund-Class II
•	NVIT Investor Destinations Capital Appreciation Fund-Class II
•	NVIT Multi-Manager International Growth Fund-Class I
•	Oppenheimer NVIT Large Cap Growth Fund-Class I
•	Templeton NVIT International Value Fund-Class III
PIMCO Variable Insurance Trust
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Low Duration Portfolio: Advisor Class
Wells Fargo Advantage Funds® Variable Trust
•	VT Small Cap Growth Fund

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.686442	7.139530	-38.91%	8,200	2008
	11.544775	11.686442	1.23%	8,585	2007
	10.542647	11.544775	9.51%	11,994	2006
	10.108957	10.542647	4.29%	13,416	2005
	9.492064	10.108957	6.50%	13,718	2004
	8.235548	9.492064	15.26%	12,586	2003
	10.029632	8.235548	-17.89%	9,145	2002
	10.000000	10.029632	0.30%	0	2001*

74

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.708257	5.101292	-52.36%	79,023	2008
	10.666055	10.708257	0.40%	54,485	2007
	10.000000	10.666055	6.66%	38,297	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	13.176185	7.505128	-43.04%	872	2008
	11.876436	13.176185	10.94%	945	2007
	11.279431	11.876436	5.29%	2,518	2006
	10.462806	11.279431	7.81%	2,638	2005
	9.906737	10.462806	5.61%	3,487	2004
	7.722120	9.906737	28.29%	3,316	2003
	10.306554	7.722120	-25.08%	2,546	2002
	10.000000	10.306554	3.07%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.958640	6.227597	-43.17%	12,718	2008
	9.902479	10.958640	10.67%	14,344	2007
	10.000000	9.902479	-0.98%	6,574	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.064263	5.794205	-47.63%	76,437	2008
	10.105040	11.064263	9.49%	139,076	2007
	10.000000	10.105040	1.05%	74,527	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	14.288332	9.886641	-30.81%	4,895	2008
	13.343109	14.288332	7.08%	5,340	2007
	11.542802	13.343109	15.60%	3,642	2006
	11.065372	11.542802	4.31%	658	2005
	10.252012	11.065372	7.93%	658	2004
	8.318791	10.252012	23.24%	658	2003
	9.948963	8.318791	-16.39%	318	2002
	10.000000	9.948963	-0.51%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares - Q/NQ	11.852043	8.379600	-29.30%	0	2008
	10.698070	11.852043	10.79%	0	2007
	10.000000	10.698070	6.98%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares - Q/NQ	11.954006	6.553935	-45.17%	0	2008
	12.777012	11.954006	-6.44%	0	2007
	10.000000	12.777012	27.77%	0	2006*

75

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	21.728168	12.831054	-40.95%	0	2008
	19.122834	21.728168	13.62%	0	2007
	15.055099	19.122834	27.02%	0	2006
	12.888436	15.055099	16.81%	0	2005
	10.493127	12.888436	22.83%	0	2004
	8.208210	10.493127	27.84%	0	2003
	10.000000	8.208210	-17.92%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.725486	7.167325	-38.87%	10,769	2008
	10.237098	11.725486	14.54%	10,862	2007
	10.000000	10.237098	2.37%	8,999	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.214888	-37.85%	121,352	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	16.744192	10.848764	-35.21%	2,320,206	2008
	16.917061	16.744192	-1.02%	2,931,156	2007
	14.586411	16.917061	15.98%	3,444,606	2006
	14.074150	14.586411	3.64%	4,615,071	2005
	12.575258	14.074150	11.92%	5,510,499	2004
	9.814828	12.575258	28.13%	6,227,886	2003
	12.289665	9.814828	-20.14%	6,377,032	2002
	13.539187	12.289665	-9.23%	7,038,530	2001
	15.291612	13.539187	-11.46%	7,018,117	2000
	13.081019	15.291612	16.90%	5,320,425	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	20.044256	10.954506	-45.35%	1,328,178	2008
	17.142206	20.044256	16.93%	1,688,861	2007
	13.842077	17.142206	23.84%	2,054,339	2006
	12.339005	13.842077	12.18%	2,681,038	2005
	10.839623	12.339005	13.83%	3,301,274	2004
	8.789250	10.839623	23.33%	3,901,749	2003
	11.143861	8.789250	-21.13%	4,884,295	2002
	15.886136	11.143861	-29.85%	6,836,811	2001
	19.282175	15.886136	-17.61%	7,422,625	2000
	11.866841	19.282175	62.49%	5,138,722	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.389265	10.050021	-45.35%	931,736	2008
	15.726828	18.389265	16.93%	1,227,439	2007
	12.699179	15.726828	23.84%	1,369,713	2006
	11.335610	12.699179	12.03%	1,614,885	2005
	9.944610	11.335610	13.99%	1,802,117	2004
	8.063541	9.944610	23.33%	1,669,705	2003
	10.000000	8.063541	-19.36%	1,167,737	2002*

76

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.724193	8.035950	-25.07%	494,309	2008
	11.083121	10.724193	-3.24%	384,408	2007
	10.000000	11.083121	10.83%	261,576	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.588229	7.296442	-42.04%	201,399	2008
	10.502404	12.588229	19.86%	361,233	2007
	10.961970	10.502404	-4.19%	278,928	2006
	10.832229	10.961970	1.20%	525,286	2005
	9.881229	10.832229	9.62%	467,426	2004
	7.987225	9.881229	23.71%	350,280	2003
	10.000000	7.987225	-20.13%	79,386	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.746458	14.321547	-27.47%	4,275,059	2008
	21.016797	19.746458	-6.04%	5,146,998	2007
	17.882188	21.016797	17.53%	6,172,834	2006
	17.188018	17.882188	4.04%	7,402,388	2005
	15.177426	17.188018	13.25%	8,489,628	2004
	11.882018	15.177426	27.73%	8,848,958	2003
	13.728674	11.882018	-13.45%	8,706,954	2002
	12.285793	13.728674	11.74%	7,058,645	2001
	10.498316	12.285793	17.03%	3,301,779	2000
	10.689857	10.498316	-1.79%	1,971,574	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.243071	6.739091	-49.11%	311,077	2008
	9.566085	13.243071	38.44%	821,369	2007
	10.000000	9.566085	-4.34%	16,125	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.802815	11.504963	-2.52%	2,068,283	2008
	10.883351	11.802815	8.45%	1,364,541	2007
	10.815767	10.883351	0.62%	1,172,362	2006
	10.751209	10.815767	0.60%	1,467,998	2005
	10.258243	10.751209	4.81%	1,050,182	2004
	10.000000	10.258243	2.58%	376,225	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.419392	8.211211	-38.81%	15,725	2008
	13.274409	13.419392	1.09%	14,738	2007
	11.580298	13.274409	14.63%	16,474	2006
	10.949991	11.580298	5.76%	16,862	2005
	9.878421	10.949991	10.85%	18,827	2004
	7.948282	9.878421	24.28%	13,275	2003
	10.190488	7.948282	-22.00%	8,489	2002
	10.000000	10.190488	1.90%	0	2001*

77

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	13.175748	8.165616	-38.03%	64,167	2008
	14.132268	13.175748	-6.77%	78,272	2007
	11.763706	14.132268	20.13%	79,577	2006
	11.109146	11.763706	5.89%	83,214	2005
	9.909926	11.109146	12.10%	92,315	2004
	8.093319	9.909926	22.45%	78,156	2003
	10.168487	8.093319	-20.41%	39,162	2002
	10.000000	10.168487	1.68%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	20.222657	9.658268	-52.24%	39,790	2008
	15.122417	20.222657	33.73%	47,557	2007
	14.784866	15.122417	2.28%	58,051	2006
	13.049684	14.784866	13.30%	60,622	2005
	11.241850	13.049684	16.08%	65,031	2004
	8.310650	11.241850	35.27%	54,541	2003
	10.488163	8.310650	-20.76%	24,080	2002
	10.000000	10.488163	4.88%	0	2001*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	15.899945	9.286264	-41.60%	186,420	2008
	13.768263	15.899945	15.48%	225,591	2007
	11.714735	13.768263	17.53%	312,819	2006
	10.070561	11.714735	16.33%	404,860	2005
	8.860816	10.070561	13.65%	523,771	2004
	6.721516	8.860816	31.83%	609,977	2003
	8.472446	6.721516	-20.67%	774,988	2002
	11.005780	8.472446	-23.02%	1,117,390	2001
	14.993656	11.005780	-26.60%	1,280,898	2000
	9.865775	14.993656	51.98%	1,574,730	1999

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	13.068568	6.892453	-47.26%	84,958	2008
	13.738166	13.068568	-4.87%	111,230	2007
	12.251783	13.738166	12.13%	134,413	2006
	10.649661	12.251783	15.04%	181,895	2005
	9.112489	10.649661	16.87%	231,522	2004
	6.230502	9.112489	46.26%	279,524	2003
	9.553561	6.230502	-34.78%	355,633	2002
	13.516337	9.553561	-29.32%	532,495	2001
	16.833540	13.516337	-19.71%	664,992	2000
	10.394476	16.833540	61.95%	753,471	1999

78

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.388397	10.990662	-36.79%	200,356	2008
	17.248001	17.388397	0.81%	248,657	2007
	14.589813	17.248001	18.22%	338,373	2006
	13.620192	14.589813	7.12%	434,001	2005
	12.349908	13.620192	10.29%	544,633	2004
	9.961544	12.349908	23.98%	596,361	2003
	13.077460	9.961544	-23.83%	697,377	2002
	13.079940	13.077460	-0.02%	822,031	2001
	12.124398	13.079940	7.88%	808,299	2000
	11.521372	12.124398	5.23%	826,064	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.882353	10.183859	-31.57%	1,181,554	2008
	15.124914	14.882353	-1.60%	866,204	2007
	13.346255	15.124914	13.33%	1,009,375	2006
	12.565056	13.346255	6.22%	1,328,911	2005
	10.407808	12.565056	20.73%	1,540,213	2004
	7.626313	10.407808	36.47%	1,147,923	2003
	10.000000	7.626313	-23.74%	253,906	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	12.429562	8.073183	-35.05%	1,741,086	2008
	11.642959	12.429562	6.76%	2,192,698	2007
	10.763956	11.642959	8.17%	2,572,597	2006
	10.487708	10.763956	2.63%	3,360,662	2005
	9.969151	10.487708	5.20%	4,261,513	2004
	7.987645	9.969151	24.81%	4,718,600	2003
	11.349542	7.987645	-29.62%	5,328,865	2002
	14.800297	11.349542	-23.32%	6,628,561	2001
	16.794438	14.800297	-11.87%	425,730	2000
	13.034607	16.794438	28.84%	4,588,496	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	16.253957	10.119785	-37.74%	11,845,450	2008
	15.591338	16.253957	4.25%	14,529,354	2007
	13.628340	15.591338	14.40%	17,244,709	2006
	13.142116	13.628340	3.70%	22,221,850	2005
	11.992131	13.142116	9.59%	26,967,465	2004
	9.431842	11.992131	27.15%	29,991,213	2003
	12.265220	9.431842	-23.10%	32,543,566	2002
	14.101205	12.265220	-13.02%	35,512,451	2001
	15.692141	14.101205	-10.14%	36,569,247	2000
	13.135997	15.692141	19.46%	29,064,270	1999

79

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	16.822151	11.738307	-30.22%	1,658,742	2008
	15.853607	16.822151	6.11%	2,000,724	2007
	13.741095	15.853607	15.37%	2,459,480	2006
	13.290671	13.741095	3.39%	3,349,509	2005
	12.773575	13.290671	4.05%	4,118,795	2004
	10.642941	12.773575	20.02%	4,718,834	2003
	12.901502	10.642941	-17.51%	4,821,716	2002
	14.363060	12.901502	-10.18%	5,172,648	2001
	14.595134	14.363060	-1.59%	5,495,982	2000
	13.220513	14.595134	10.40%	5,518,293	1999

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.661228	7.208202	-38.19%	7,987	2008
	13.237727	11.661228	-11.91%	8,455	2007
	12.878795	13.237727	2.79%	6,673	2006
	12.289095	12.878795	4.80%	6,305	2005
	11.143238	12.289095	10.28%	6,184	2004
	8.542795	11.143238	30.44%	3,135	2003
	10.664159	8.542795	-19.89%	1,876	2002
	10.000000	10.664159	6.64%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	19.476865	12.091747	-37.92%	5,322	2008
	18.880452	19.476865	3.16%	6,126	2007
	15.547645	18.880452	21.44%	6,581	2006
	14.028393	15.547645	10.83%	6,800	2005
	11.800187	14.028393	18.88%	6,800	2004
	8.736895	11.800187	35.06%	6,056	2003
	10.049505	8.736895	-13.06%	124	2002
	10.000000	10.049505	0.50%	0	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.079115	9.897167	-1.81%	134,132	2008
	10.329686	10.079115	-2.43%	33,024	2007
	10.000000	10.329686	3.30%	18,113	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.284699	13.117837	-8.17%	3,692,418	2008
	13.685663	14.284699	4.38%	4,463,099	2007
	13.265501	13.685663	3.17%	4,856,315	2006
	13.220856	13.265501	0.34%	6,369,737	2005
	12.881356	13.220856	2.64%	7,095,885	2004
	12.427549	12.881356	3.65%	8,143,242	2003
	11.478449	12.427549	8.27%	7,863,778	2002
	10.729245	11.478449	6.98%	5,032,718	2001
	9.806807	10.729245	9.41%	1,638,098	2000
	10.000000	9.806807	-1.93%	347,680	1999*

80

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	24.517023	13.935519	-43.16%	8,493,356	2008
	21.065302	24.517023	16.39%	10,666,310	2007
	19.058055	21.065302	10.53%	11,648,561	2006
	16.466147	19.058055	15.74%	14,043,309	2005
	14.413145	16.466147	14.24%	14,587,477	2004
	11.336946	14.413145	27.13%	14,658,746	2003
	12.636709	11.336946	-10.29%	15,001,342	2002
	14.558242	12.636709	-13.20%	15,629,153	2001
	15.755094	14.558242	-7.60%	16,830,929	2000
	12.812355	15.755094	22.97%	13,447,724	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.557931	6.122950	-54.84%	1,194,207	2008
	9.398800	13.557931	44.25%	994,326	2007
	10.000000	9.398800	-6.01%	396,724	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.751389	10.073962	-43.25%	8,906,341	2008
	17.672051	17.751389	0.45%	11,229,164	2007
	14.857681	17.672051	18.94%	12,664,083	2006
	14.183136	14.857681	4.76%	15,983,566	2005
	12.885834	14.183136	10.32%	18,906,340	2004
	9.967020	12.855834	28.98%	19,758,595	2003
	12.123397	9.967020	-17.79%	18,534,617	2002
	12.896641	12.123397	-6.00%	18,264,333	2001
	12.021290	12.896641	7.28%	15,756,237	2000
	11.422130	12.021290	5.25%	14,617,298	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.338890	8.414756	-25.79%	295,545	2008
	10.537213	11.338890	7.61%	189,261	2007
	10.000000	10.537213	5.37%	27,732	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.519520	7.677586	-33.35%	167,409	2008
	10.557260	11.519520	9.11%	145,528	2007
	10.000000	10.557260	5.57%	68,193	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.650666	7.145920	-38.67%	102,756	2008
	10.577460	11.650666	10.15%	76,760	2007
	10.000000	10.577460	5.77%	18,981	2006*

81

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	13.285152	5.913466	-55.49%	1,338,453	2008
	10.901275	13.285152	21.87%	1,741,744	2007
	10.451486	10.901275	4.30%	2,077,078	2006
	9.692526	10.451486	7.83%	2,834,579	2005
	9.140227	9.692526	6.04%	3,507,744	2004
	7.116855	9.140227	28.43%	4,135,611	2003
	9.201903	7.116855	-22.66%	4,846,275	2002
	10.858509	9.201903	-15.26%	5,952,156	2001
	13.235715	10.858509	-17.96%	7,163,757	2000
	12.826216	13.235715	3.19%	7,531,248	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	17.481983	9.136775	-47.74%	6,031,171	2008
	13.912262	17.481983	25.66%	7,830,177	2007
	13.159446	13.912262	5.72%	8,331,924	2006
	12.572083	13.159446	4.67%	10,918,404	2005
	12.291519	12.572083	2.28%	13,879,302	2004
	9.345645	12.291519	31.52%	16,698,958	2003
	13.517575	9.345645	-30.86%	17,097,622	2002
	16.588646	13.517575	-18.51%	20,422,678	2001
	18.830990	16.588646	-11.91%	21,776,437	2000
	13.848033	18.830990	35.98%	15,207,362	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007
	9.756538	10.744327	10.12%	5,694,880	2006
	9.607448	9.756538	1.55%	7,303,219	2005
	8.860680	9.607448	8.43%	8,889,914	2004
	7.045440	8.860680	25.76%	10,624,626	2003
	6.864641	7.045440	2.63%	9,076,687	2002
	7.866679	6.864641	-12.74%	9,831,409	2001
	10.262325	7.866679	-23.34%	9,388,222	2000
	9.586675	10.262325	7.05%	9,053,822	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.311086	10.828838	-4.26%	1,740,137	2008
	10.958641	11.311086	3.22%	2,001,394	2007
	10.607357	10.958641	3.31%	1,586,982	2006
	10.490587	10.607357	1.11%	1,351,167	2005
	10.152709	10.490587	3.33%	763,425	2004
	10.000000	10.152709	1.53%	253,907	2003*

82

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.300835	6.771027	-40.08%	1,209,110	2008
	9.879737	11.300835	14.38%	1,166,412	2007
	10.000000	9.879737	-1.20%	590,919	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.574270	10.883459	-44.40%	824,298	2008
	16.861667	19.574270	16.09%	1,047,985	2007
	14.432708	16.861667	16.83%	1,260,983	2006
	12.247224	14.432708	17.84%	1,670,693	2005
	10.895150	12.247224	12.41%	2,033,030	2004
	7.680997	10.895150	41.85%	2,416,526	2003
	9.735184	7.680997	-21.10%	3,152,328	2002
	12.485012	9.735184	-22.03%	4,161,991	2001
	15.589761	12.485012	-19.92%	4,123,737	2000
	11.047878	15.589761	41.11%	3,033,012	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.748522	10.977800	-44.41%	1,243,059	2008
	17.009083	19.748522	16.11%	1,661,370	2007
	14.558529	17.009083	16.83%	1,862,957	2006
	12.358880	14.558529	17.80%	2,366,689	2005
	10.993637	12.358880	12.42%	2,334,274	2004
	7.747856	10.993637	41.89%	1,936,492	2003
	10.000000	7.747856	-22.52%	726,014	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	16.101307	7.786548	-51.64%	435,006	2008
	15.394529	16.101307	4.59%	554,440	2007
	13.375338	15.394529	15.10%	573,305	2006
	13.166913	13.375338	1.58%	878,442	2005
	11.661980	13.166913	12.90%	1,204,275	2004
	7.461630	11.661980	56.29%	1,077,765	2003
	10.000000	7.461630	-25.38%	234,553	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.453838	7.980471	-30.32%	1,140,138	2008
	11.145580	11.453838	2.77%	1,380,236	2007
	10.000000	11.145580	11.46%	604,332	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.843856	6.531004	-33.65%	759,300	2008
	10.181083	9.843856	-3.31%	616,958	2007
	10.000000	10.181083	1.81%	467,577	2006*

83

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.632611	6.390682	-53.12%	214,545	2008
	10.694898	13.632611	27.47%	626,652	2007
	10.000000	10.694898	6.95%	103,519	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	18.431660	10.910929	-40.80%	0	2008
	16.071862	18.431660	14.68%	0	2007
	13.332710	16.071862	20.54%	0	2006
	12.183825	13.332710	9.43%	0	2005
	10.347742	12.183825	17.74%	0	2004
	7.881371	10.347742	31.29%	0	2003
	10.000000	7.881371	-21.19%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.444502	7.347316	-40.96%	433,439	2008
	10.883429	12.444502	14.34%	350,277	2007
	10.000000	10.883429	8.83%	146,244	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.518924	12.117643	5.20%	1,280,417	2008
	10.474393	11.518924	9.97%	924,915	2007
	10.000000	10.474393	4.74%	307,769	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.613814	-33.86%	27,914	2008*

J.P. Morgan Insurance Trust – JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	14.498321	9.591663	-33.84%	400,186	2008
	14.287585	14.498321	1.47%	620,568	2007
	12.345283	14.287585	15.73%	761,128	2006
	11.412057	12.345283	8.18%	1,533,082	2005
	10.000000	11.412057	14.12%	698,497	2004*

84

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.944469	6.588604	-44.84%	5,143,244	2008
	8.826170	11.944469	35.33%	6,088,011	2007
	8.166150	8.826170	8.08%	4,710,519	2006
	7.324540	8.166150	11.49%	6,015,999	2005
	6.268456	7.324540	16.85%	6,891,137	2004
	5.263552	6.268456	19.09%	7,959,646	2003
	6.320884	5.263552	-16.73%	9,544,525	2002
	8.164119	6.320884	-22.58%	11,454,147	2001
	10.000000	8.164119	-18.36%	9,411,277	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.872056	2.703756	-44.50%	1,996,954	2008
	4.041990	4.872056	20.54%	2,558,198	2007
	3.784405	4.041990	6.81%	2,238,780	2006
	3.425003	3.784405	10.49%	2,722,770	2005
	3.438379	3.425003	-0.39%	3,389,369	2004
	2.369918	3.438379	45.08%	4,202,497	2003
	4.050734	2.369918	-41.49%	5,465,944	2002
	6.524649	4.050734	-37.92%	8,217,099	2001
	10.000000	6.524649	-34.75%	8,158,988	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.713725	8.176468	-44.43%	307,268	2008
	12.201282	14.713725	20.59%	388,663	2007
	11.411879	12.201282	6.92%	296,146	2006
	10.348841	11.411879	10.27%	338,147	2005
	10.361529	10.348841	-0.12%	392,194	2004
	7.109777	10.361529	45.74%	422,530	2003
	10.000000	7.109777	-28.90%	308,974	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	18.021482	11.380939	-36.85%	57,584	2008
	17.143934	18.021482	5.12%	41,783	2007
	15.625226	17.143934	9.72%	52,982	2006
	14.222666	15.625226	9.86%	115,576	2005
	12.224157	14.222666	16.35%	139,352	2004
	10.000000	12.224157	22.24%	44,115	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	17.243848	8.159176	-52.68%	2,286,059	2008
	13.599656	17.243848	26.80%	2,954,089	2007
	9.363535	13.599656	45.24%	2,603,441	2006
	7.164672	9.363535	30.69%	3,099,450	2005
	6.094511	7.164672	17.56%	3,714,687	2004
	4.573528	6.094511	33.26%	4,577,965	2003
	6.219459	4.573528	-26.46%	6,343,194	2002
	8.200976	6.219459	-24.16%	8,943,044	2001
	10.000000	8.200976	-17.99%	7,884,779	2000*

85

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	29.304757	13.871471	-52.66%	1,285,412	2008
	23.101859	29.304757	26.85%	1,673,535	2007
	15.898684	23.101859	45.31%	1,539,290	2006
	12.158014	15.898684	30.77%	1,039,360	2005
	10.339930	12.158014	17.58%	1,027,485	2004
	7.758658	10.339930	33.27%	1,072,877	2003
	10.000000	7.758658	-22.41%	824,343	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.818795	7.873436	-33.38%	1,259,451	2008
	11.090588	11.818795	6.57%	1,225,913	2007
	10.000000	11.090588	10.91%	1,147,324	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	21.317462	13.250365	-37.84%	967,817	2008
	20.042341	21.317462	6.36%	1,209,222	2007
	17.846700	20.042341	12.30%	1,371,564	2006
	16.622537	17.846700	7.36%	1,745,279	2005
	14.490354	16.622537	14.71%	2,075,453	2004
	11.102807	14.490354	30.51%	2,353,955	2003
	15.240204	11.102807	-27.15%	2,518,130	2002
	15.622790	15.240204	-2.45%	2,623,003	2001
	15.595438	15.622790	0.18%	2,192,932	2000
	13.699229	15.595438	13.84%	1,895,804	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.614096	5.631114	-46.95%	77,142	2008
	10.382830	10.614096	2.23%	341,399	2007
	10.000000	10.382830	3.83%	147,359	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	26.748295	15.003597	-43.91%	1,470,697	2008
	22.040790	26.748295	21.36%	1,887,234	2007
	19.400808	22.040790	13.61%	1,959,509	2006
	17.220054	19.400808	12.66%	2,488,706	2005
	14.947554	17.220054	15.20%	2,947,027	2004
	11.783165	14.947554	26.86%	3,163,789	2003
	16.835942	11.783165	-30.01%	3,515,602	2002
	22.558120	16.835942	-25.37%	4,276,999	2001
	24.609353	22.558120	-8.34%	4,352,721	2000
	16.144809	24.609353	52.43%	2,061,773	1999

86

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.809963	8.398016	-52.85%	1,902,701	2008
	16.446306	17.809963	8.29%	2,423,906	2007
	14.792837	16.446306	11.18%	3,014,694	2006
	12.651265	14.792837	16.93%	4,085,352	2005
	10.735486	12.651265	17.85%	3,766,418	2004
	8.023166	10.735486	33.81%	3,916,619	2003
	10.678223	8.023166	-24.86%	4,122,416	2002
	11.094953	10.678223	-3.76%	4,749,437	2001
	11.122733	11.094953	-0.25%	5,060,822	2000
	10.458607	11.122733	6.35%	6,033,798	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.415128	5.576076	-46.46%	207,168	2008
	10.203977	10.415128	2.07%	237,671	2007
	10.000000	10.203977	2.04%	237,971	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.781825	9.245267	-14.25%	939,465	2008
	10.390037	10.781825	3.77%	1,274,548	2007
	10.066440	10.390037	3.21%	1,237,875	2006
	10.018137	10.066440	0.48%	1,277,009	2005
	10.036020	10.018137	-0.18%	1,174,960	2004
	10.000000	10.036020	0.36%	692,344	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.712619	5.822780	-40.05%	23,613	2008
	9.756048	9.712619	-0.45%	13,497	2007
	10.000000	9.756048	-2.44%	9,372	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.372410	8.620739	-40.02%	105,326	2008
	13.484384	14.372410	6.59%	374,490	2007
	11.972775	13.484384	12.63%	238,616	2006
	11.311637	11.972775	5.84%	152,874	2005
	10.000000	11.311637	13.12%	22,036	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	11.028289	7.670922	-30.44%	1,132,632	2008
	10.490389	11.028289	5.13%	1,064,813	2007
	10.000000	10.490389	4.90%	440,669	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.681685	9.535719	-10.73%	794,864	2008
	10.472392	10.681685	2.00%	985,203	2007
	10.000000	10.472392	4.72%	436,457	2006*

87

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.203617	7.417275	-39.22%	750,084	2008
	10.773700	12.203617	13.27%	676,256	2007
	10.000000	10.773700	7.74%	378,992	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.414370	6.307117	-44.74%	1,105,922	2008
	10.299018	11.414370	10.83%	794,104	2007
	10.000000	10.299018	2.99%	388,040	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.829384	6.030005	-38.65%	343,229	2008
	10.000000	9.829384	-1.71%	148,602	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.721095	11.213252	-28.67%	1,067,837	2008
	15.390286	15.721095	2.15%	1,414,000	2007
	14.047948	15.390286	9.56%	1,863,390	2006
	13.852569	14.047948	1.41%	2,588,633	2005
	12.702877	13.852569	9.05%	4,123,229	2004
	10.488660	12.702877	21.11%	4,518,441	2003
	10.258387	10.488660	2.24%	3,829,969	2002
	9.938283	10.258387	3.22%	3,187,673	2001
	10.938415	9.938283	-9.14%	2,338,128	2000
	10.701912	10.938415	2.21%	2,207,614	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.725142	8.350489	-28.78%	1,012,373	2008
	11.474698	11.725142	2.18%	1,113,400	2007
	10.474309	11.474698	9.55%	982,241	2006
	10.000000	10.474309	4.74%	745,571	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	34.424173	14.401657	-58.16%	33,828	2008
	23.874248	34.424173	44.19%	53,588	2007
	17.629332	23.874248	35.42%	71,673	2006
	13.418473	17.629332	31.38%	89,542	2005
	11.219753	13.418473	19.60%	98,883	2004
	6.853997	11.219753	63.70%	172,985	2003
	8.162972	6.853997	-16.04%	215,319	2002
	8.692251	8.162972	-6.09%	122,397	2001
	10.000000	8.692251	-13.08%	4,778	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.758812	15.771389	-58.23%	868,769	2008
	26.192444	37.758812	44.16%	1,349,728	2007
	19.351540	26.192444	35.35%	1,237,117	2006
	14.727346	19.351540	31.40%	1,403,508	2005
	12.312811	14.727346	19.61%	916,838	2004
	7.523761	12.312811	63.65%	664,957	2003
	10.000000	7.523761	-24.76%	166,114	2002*

88

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.590165	14.349175	-33.54%	315,062	2008
	18.106149	21.590165	19.24%	371,899	2007
	13.285090	18.106149	36.29%	509,984	2006
	12.596127	13.285090	5.47%	403,467	2005
	9.786210	12.596127	28.71%	459,406	2004
	7.956800	9.786210	22.99%	57,699	2003
	10.000000	7.956800	-20.43%	25,519	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.935049	8.514172	-46.57%	25,909	2008
	12.653726	15.935049	25.93%	24,020	2007
	9.607565	12.653726	31.71%	27,504	2006
	7.449087	9.607565	28.98%	39,845	2005
	6.585740	7.449087	13.11%	44,344	2004
	4.902449	6.585740	34.34%	55,034	2003
	6.521536	4.902449	-24.83%	67,062	2002
	9.228501	6.521536	-29.33%	69,796	2001
	10.000000	9.228501	-7.71%	906	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	25.278439	13.510616	-46.55%	509,655	2008
	20.072670	25.278439	25.93%	691,997	2007
	15.242174	20.072670	31.69%	590,272	2006
	11.820992	15.242174	28.94%	413,972	2005
	10.436447	11.820992	13.27%	173,069	2004
	7.785605	10.436447	34.05%	103,801	2003
	10.000000	7.785605	-22.14%	31,496	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	20.246054	11.161413	-44.87%	298,898	2008
	17.048693	20.246054	18.75%	361,387	2007
	13.672992	17.048693	24.69%	461,793	2006
	11.566945	13.672992	18.21%	649,618	2005
	10.096229	11.566945	14.57%	805,283	2004
	7.491588	10.096229	34.77%	922,359	2003
	10.137325	7.491588	-26.10%	1,160,291	2002
	12.606419	10.137325	-19.59%	1,429,764	2001
	14.515197	12.606419	-13.15%	1,556,485	2000
	11.921445	14.515197	21.76%	1,252,462	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	27.264535	15.034610	-44.86%	124,673	2008
	22.950708	27.264535	18.80%	196,624	2007
	18.416599	22.950708	24.62%	193,505	2006
	15.579834	18.416599	18.21%	205,078	2005
	13.598892	15.579834	14.57%	120,165	2004
	10.096229	11.566945	14.57%	805,283	2004
	10.000000	13.598892	35.99%	119,221	2003*

89

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.149362	-48.51%	4,995	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.139089	-38.61%	501,132	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.372240	-36.28%	50,137	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.938247	-20.62%	64,965	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.214380	-27.86%	70,150	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.091244	-9.09%	157,876	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.573033	-24.27%	197,967	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.850462	-31.50%	81,188	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.319130	-16.81%	80,414	2008*

90

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.882105	-1.18%	37,530	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.866034	-1.34%	18,453	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.106221	10.178799	-46.73%	151,221	2008
	19.509308	19.106221	-2.07%	131,888	2007
	16.367354	19.509308	19.20%	142,424	2006
	14.863501	16.367354	10.12%	196,069	2005
	12.388657	14.863501	19.98%	185,770	2004
	8.841677	12.388657	40.12%	143,894	2003
	10.000000	8.841677	-11.58%	114,271	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.820940	16.880335	6.70%	8,464,151	2008
	14.906445	15.820940	6.13%	9,350,766	2007
	14.562456	14.906445	2.36%	9,949,714	2006
	14.237106	14.562456	2.29%	12,119,898	2005
	13.919582	14.237106	2.28%	14,035,891	2004
	13.777493	13.919582	1.03%	17,539,627	2003
	12.533031	13.777493	9.93%	22,330,243	2002
	11.797971	12.533031	6.23%	16,523,905	2001
	10.583479	11.797971	11.48%	12,064,797	2000
	10.941842	10.583479	-3.28%	11,399,244	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	9.342938	5.672153	-39.29%	2,008,846	2008
	7.890812	9.342938	18.40%	2,616,604	2007
	7.503486	7.890812	5.16%	3,235,450	2006
	7.112875	7.503486	5.49%	4,456,055	2005
	6.639521	7.112875	7.13%	5,486,331	2004
	5.049848	6.639521	31.48%	6,450,984	2003
	7.152671	5.049848	-29.40%	7,281,145	2002
	10.049026	7.152671	-28.82%	9,040,540	2001
	13.808913	10.049026	-27.23%	11,687,235	2000
	13.369463	13.808913	3.29%	13,477,152	1999

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	15.010561	11.116329	-25.94%	452,619	2008
	13.384839	15.010561	12.15%	374,598	2007
	13.157317	13.384839	1.73%	424,896	2006
	12.251150	13.157317	7.40%	619,990	2005
	11.469046	12.251150	6.82%	526,290	2004
	8.465900	11.469046	35.47%	445,077	2003
	10.000000	8.465900	-15.34%	238,287	2002*

91

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.802629	6.652935	-43.63%	150,701	2008
	10.893665	11.802629	8.34%	175,734	2007
	10.000000	10.893665	8.94%	33,638	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.395396	11.538170	-6.92%	1,602,433	2008
	11.875877	12.395396	4.37%	1,642,331	2007
	11.293349	11.875877	5.16%	1,861,688	2006
	11.036413	11.293349	2.33%	2,047,715	2005
	10.646939	11.036413	3.66%	2,176,847	2004
	9.961441	10.646939	6.88%	2,382,516	2003
	10.000000	9.961441	-0.39%	981,020	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.313383	11.203036	-15.85%	2,332,755	2008
	12.697763	13.313383	4.85%	2,642,014	2007
	11.823364	12.697763	7.40%	2,693,910	2006
	11.423984	11.823364	3.50%	2,991,084	2005
	10.763028	11.423984	6.14%	3,028,845	2004
	9.557034	10.763028	12.62%	2,802,894	2003
	10.000000	9.557034	-4.43%	1,218,823	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.077055	10.709012	-23.93%	5,702,615	2008
	13.451529	14.077055	4.65%	6,947,994	2007
	12.195622	13.451529	10.30%	6,956,120	2006
	11.687667	12.195622	4.35%	7,138,865	2005
	10.772510	11.687667	8.50%	6,577,206	2004
	9.059272	10.772510	18.91%	5,250,561	2003
	10.000000	9.059272	-9.41%	2,892,694	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.171662	10.310131	-32.04%	2,775,219	2008
	14.430448	15.171662	5.14%	3,259,531	2007
	12.719036	14.430448	13.46%	3,293,958	2006
	11.992565	12.719036	6.06%	3,535,039	2005
	10.801375	11.992565	11.03%	3,102,070	2004
	8.610682	10.801375	25.44%	2,385,423	2003
	10.000000	8.610682	-13.89%	905,810	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.822149	9.897697	-37.44%	1,031,280	2008
	15.076422	15.822149	4.95%	1,057,590	2007
	13.023752	15.076422	15.76%	1,131,961	2006
	12.182097	13.023752	6.91%	1,166,726	2005
	10.786048	12.182097	12.94%	1,135,886	2004
	8.257845	10.786048	30.62%	634,705	2003
	10.000000	8.257845	-17.42%	211,483	2002*

92

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.094306	15.163130	-37.07%	2,260,394	2008
	22.616912	24.094306	6.53%	2,818,589	2007
	20.778390	22.616912	8.85%	3,242,066	2006
	18.713055	20.778390	11.04%	3,964,972	2005
	16.324362	18.713055	14.63%	4,420,340	2004
	12.239605	16.324362	33.37%	4,257,414	2003
	14.589867	12.239605	-16.11%	4,053,421	2002
	14.925432	14.589867	-2.25%	3,380,236	2001
	13.078919	14.925432	14.12%	1,946,950	2000
	10.919701	13.078919	19.77%	554,181	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.819495	12.958480	1.08%	17,845,237	2008
	12.351169	12.819495	3.79%	14,728,755	2007
	11.928894	12.351169	3.54%	12,393,860	2006
	11.730027	11.928894	1.70%	11,601,628	2005
	11.747216	11.730027	-0.15%	13,048,667	2004
	11.786146	11.747216	-0.33%	17,177,641	2003
	11.756760	11.786146	0.25%	24,651,649	2002
	11.457292	11.756760	2.61%	25,930,743	2001
	10.909142	11.457292	5.02%	16,687,257	2000
	10.504509	10.909142	3.85%	16,274,387	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.101310	-38.99%	224,767	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.653780	12.041874	-46.84%	605,222	2008
	22.220846	22.653780	1.95%	938,855	2007
	18.276200	22.220846	21.58%	1,197,308	2006
	16.466217	18.276200	10.99%	921,274	2005
	13.823365	16.466217	19.12%	655,449	2004
	10.000000	13.823365	38.23%	144,462	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.324050	-36.76%	6,389	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.308238	-36.92%	6,708	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.239729	-37.60%	90,268	2008*

93

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.714877	-32.85%	160,843	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.546430	9.311984	-46.93%	863,542	2008
	16.141772	17.546430	8.70%	1,039,808	2007
	15.789781	16.141772	2.23%	1,099,025	2006
	14.747640	15.789781	7.07%	1,319,075	2005
	13.127865	14.747640	12.34%	1,624,503	2004
	9.871212	13.127865	32.99%	1,912,023	2003
	14.938890	9.871212	-33.92%	1,723,390	2002
	16.916678	14.938890	-11.69%	1,719,080	2001
	20.372476	16.916678	-16.96%	1,026,407	2000
	10.000000	20.372476	103.72%	292,996	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.810015	16.000908	-32.80%	2,607,695	2008
	25.819700	23.810015	-7.78%	3,244,461	2007
	22.223413	25.819700	16.18%	4,127,368	2006
	21.767078	22.223413	2.10%	5,480,968	2005
	18.734940	21.767078	16.18%	6,873,068	2004
	12.058558	18.734940	55.37%	7,615,979	2003
	16.714543	12.058558	-27.86%	7,962,445	2002
	13.155704	16.714543	27.05%	8,369,240	2001
	11.943543	13.155704	10.15%	4,814,143	2000
	9.432351	11.943543	26.62%	3,199,322	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	23.030094	14.099731	-38.78%	3,092,791	2008
	22.766758	23.030094	1.16%	3,887,841	2007
	20.514856	22.766758	10.98%	4,475,815	2006
	18.439802	20.514856	11.25%	5,538,590	2005
	15.641283	18.439802	17.89%	6,174,675	2004
	11.198342	15.641283	39.67%	6,522,436	2003
	13.675678	11.198342	-18.11%	6,667,153	2002
	14.799910	13.675678	-7.60%	7,007,434	2001
	13.720318	14.799910	7.87%	6,380,063	2000
	9.617964	13.720318	42.65%	3,791,895	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.095538	12.366694	-18.08%	2,169,528	2008
	14.567404	15.095538	3.63%	2,881,698	2007
	14.028046	14.567404	3.84%	3,028,617	2006
	13.860058	14.028046	1.21%	3,671,364	2005
	13.134781	13.860058	5.52%	3,995,743	2004
	11.827658	13.134781	11.05%	3,957,845	2003
	11.138320	11.827658	6.19%	4,277,313	2002
	10.793620	11.138320	3.19%	4,006,689	2001
	10.313452	10.793620	4.66%	3,659,345	2000
	10.252876	10.313452	0.59%	2,943,427	1999

94

NVIT NVIT Nationwide Fund: Class I - Q/NQ	15.500260	8.972924	-42.11%	6,028,280	2008
	14.466205	15.500260	7.15%	7,636,180	2007
	12.852978	14.466205	12.55%	9,584,432	2006
	12.077171	12.852978	6.42%	12,372,734	2005
	11.109665	12.077171	8.71%	14,815,501	2004
	8.796082	11.109665	26.30%	16,814,508	2003
	10.745186	8.796082	-18.14%	18,383,389	2002
	12.303050	10.745186	-12.66%	20,883,168	2001
	12.689484	12.303050	-3.05%	21,604,237	2000
	11.979444	12.689484	5.93%	21,177,608	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.607713	9.226447	-50.42%	251,371	2008
	16.840731	18.607713	10.49%	335,752	2007
	14.641162	16.840731	15.02%	343,816	2006
	13.400893	14.641162	9.26%	297,929	2005
	11.391109	13.400893	17.64%	122,336	2004
	9.156690	11.391109	24.40%	112,002	2003
	10.000000	9.156690	-8.43%	126,652	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.880242	-1.20%	53,151	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.957827	2.016096	-49.06%	119,097	2008
	3.327388	3.957827	18.95%	127,888	2007
	3.021725	3.327388	10.12%	129,601	2006
	3.066472	3.021725	-1.46%	167,181	2005
	2.967876	3.066472	3.32%	214,117	2004
	1.930212	2.967876	53.76%	303,309	2003
	3.405832	1.930212	-43.33%	409,418	2002
	6.003728	3.405832	-43.27%	654,321	2001
	10.000000	6.003728	-39.96%	273,699	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.639134	7.454781	-49.08%	160,073	2008
	12.297868	14.639134	19.04%	365,164	2007
	11.176829	12.297868	10.03%	298,011	2006
	11.341890	11.176829	-1.46%	250,317	2005
	10.980873	11.341890	3.29%	324,818	2004
	7.143608	10.980873	53.72%	399,761	2003
	10.000000	7.143608	-28.56%	205,745	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.781007	9.763774	-41.82%	229,793	2008
	13.838553	16.781007	21.26%	268,979	2007
	14.011212	13.838553	-1.23%	335,831	2006
	12.630767	14.011212	10.93%	526,041	2005
	11.340477	12.630767	11.38%	465,822	2004
	7.512774	11.340477	50.95%	638,562	2003
	10.000000	7.512774	-24.87%	139,418	2002*

95

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.513164	8.433508	-37.59%	1,090,581	2008
	13.952782	13.513164	-3.15%	1,286,676	2007
	12.153202	13.952782	14.81%	1,404,623	2006
	11.769582	12.153202	3.26%	1,614,350	2005
	10.112803	11.769582	16.38%	2,095,112	2004
	7.767974	10.112803	30.19%	1,360,120	2003
	10.476789	7.767974	-25.86%	1,157,864	2002
	12.041215	10.476789	-12.99%	1,292,289	2001
	13.600816	12.041215	-11.47%	1,349,271	2000
	11.588459	13.600816	17.37%	943,926	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.610694	-43.89%	40,223	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.151705	9.795233	-46.04%	4,136,538	2008
	16.055075	18.151705	13.06%	5,146,450	2007
	15.015195	16.055075	6.93%	6,102,687	2006
	14.423412	15.015195	4.10%	8,474,560	2005
	13.617207	14.423412	5.92%	9,976,417	2004
	10.498938	13.617207	29.70%	9,856,806	2003
	14.492226	10.498938	-27.55%	10,196,426	2002
	16.737106	14.492226	-13.41%	10,486,085	2001
	16.935851	16.737106	-1.17%	9,380,540	2000
	12.070167	16.935851	40.31%	4,954,549	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.414057	13.869768	-40.76%	2,023,282	2008
	22.230932	23.414057	5.32%	2,456,294	2007
	19.070302	22.230932	16.57%	2,732,533	2006
	16.838447	19.070302	13.25%	2,999,375	2005
	14.262204	16.838447	18.06%	2,723,012	2004
	10.000000	14.262204	42.62%	1,896,150	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.894211	8.823716	-40.76%	2,192,893	2008
	14.144065	14.894211	5.30%	2,742,511	2007
	12.132822	14.144065	16.58%	3,103,824	2006
	10.715673	12.132822	13.23%	3,731,046	2005
	9.078658	10.715673	18.03%	4,325,376	2004
	6.408618	9.078658	41.66%	5,119,547	2003
	8.309444	6.408618	-22.88%	6,604,871	2002
	9.537743	8.309444	-12.88%	4,032,466	2001
	10.000000	9.537743	-4.62%	1,256,646	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.599559	2.007059	-79.09%	64,690	2008
	10.000000	9.599559	-4.00%	21,084	2007

96

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.429741	2.203267	-78.88%	18,609	2008
	10.541031	10.429741	-1.06%	45,479	2007
	10.000000	10.541031	5.41%	31,514	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.963369	8.509930	-39.06%	4,546,488	2008
	13.500759	13.963369	3.43%	5,801,676	2007
	11.849489	13.500759	13.94%	6,074,336	2006
	11.288216	11.849489	4.97%	7,519,794	2005
	10.411603	11.288216	8.42%	8,883,355	2004
	8.295049	10.411603	25.52%	10,102,409	2003
	10.313313	8.295049	-19.57%	10,184,577	2002
	11.590413	10.313313	-11.02%	10,637,665	2001
	12.826564	11.590413	-9.64%	9,160,618	2000
	10.639805	12.826564	20.55%	5,313,570	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.815165	6.044111	-38.42%	329,096	2008
	10.031176	9.815165	-2.15%	370,153	2007
	10.000000	10.031176	0.31%	216,180	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	14.567661	7.349138	-49.55%	2,288,993	2008
	13.832247	14.567661	5.32%	2,863,301	2007
	13.563650	13.832247	1.98%	3,270,888	2006
	12.190602	13.563650	11.26%	4,706,130	2005
	10.275350	12.190602	18.64%	5,277,532	2004
	8.260023	10.275350	24.40%	6,022,109	2003
	11.548911	8.260023	-28.48%	6,314,119	2002
	16.965058	11.548911	-31.93%	7,663,118	2001
	19.295630	16.965058	-12.08%	8,632,368	2000
	10.609896	19.295630	81.86%	3,681,008	1999

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.126839	10.246955	-7.91%	0	2008
	10.153242	11.126839	9.59%	0	2007
	10.000000	10.153242	1.53%	0	2006*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.201860	11.622341	3.75%	0	2008
	10.400566	11.201860	7.70%	0	2007
	10.000000	10.400566	4.01%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	11.354550	6.380097	-43.81%	0	2008
	11.025484	11.354550	2.98%	0	2007
	10.000000	11.025484	10.25%	0	2006*

97

SBL Fund - Series D (Global Series) - Q/NQ	12.547583	7.657583	-38.97%	0	2008
	11.634830	12.547583	7.85%	0	2007
	10.000000	11.634830	16.35%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	9.176796	5.456855	-40.54%	0	2008
	10.344132	9.176796	-11.29%	0	2007
	10.000000	10.344132	3.44%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	11.590356	8.357628	-27.89%	0	2008
	11.035796	11.590356	5.03%	0	2007
	10.000000	11.035796	10.36%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	11.628450	7.091970	-39.01%	0	2008
	11.419071	11.628450	1.83%	0	2007
	10.000000	11.419071	14.19%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	10.718264	7.433630	-30.65%	0	2008
	10.601568	10.718264	1.10%	0	2007
	10.000000	10.601568	6.02%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.825693	7.193633	-39.17%	0	2008
	10.829485	11.825693	9.20%	0	2007
	10.000000	10.829485	8.29%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.872144	7.703510	-29.14%	0	2008
	10.776560	10.872144	0.89%	0	2007
	10.000000	10.776560	7.77%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	10.848959	5.671114	-47.73%	0	2008
	10.372284	10.848959	4.60%	0	2007
	10.000000	10.372284	3.72%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	10.079993	6.282955	-37.67%	0	2008
	10.847707	10.079993	-7.08%	0	2007
	10.000000	10.847707	8.48%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.782866	6.693113	-43.20%	995,163	2008
	10.575676	11.782866	11.41%	1,161,572	2007
	10.000000	10.575676	5.76%	989,180	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.249496	7.101611	-36.87%	566,975	2008
	11.023977	11.249496	2.05%	610,583	2007
	10.000000	11.023977	10.24%	358,182	2006*

98

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.710559	10.747313	0.34%	662,878	2008
	10.276614	10.710559	4.22%	251,222	2007
	10.000000	10.276614	2.77%	138,028	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.898298	9.693185	-11.06%	298,563	2008
	10.434386	10.898298	4.45%	304,666	2007
	10.000000	10.434386	4.34%	90,211	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.932715	18.470745	-15.78%	239,807	2008
	20.786417	21.932715	5.51%	332,017	2007
	18.938505	20.786417	9.76%	451,655	2006
	17.032956	18.938505	11.19%	595,238	2005
	15.624194	17.032956	9.02%	790,594	2004
	12.336461	15.624194	26.65%	1,196,261	2003
	11.403171	12.336461	8.18%	1,152,068	2002
	10.456971	11.403171	9.05%	661,833	2001
	9.477539	10.456971	10.33%	638,919	2000
	7.395794	9.477539	28.15%	388,657	1999

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	18.498754	10.146129	-45.15%	0	2008
	16.299078	18.498754	13.50%	0	2007
	13.149887	16.299078	23.95%	0	2006
	11.952667	13.149887	10.02%	0	2005
	10.279812	11.952667	16.27%	0	2004
	8.145121	10.279812	26.21%	0	2003
	10.000000	8.145121	-18.55%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.675982	5.629157	-47.27%	391,050	2008
	8.787225	10.675982	21.49%	480,956	2007
	8.118311	8.787225	8.24%	522,503	2006
	6.971218	8.118311	16.45%	843,086	2005
	5.788043	6.971218	20.44%	722,785	2004
	4.121971	5.788043	40.42%	487,543	2003
	6.045067	4.121971	-31.81%	362,853	2002
	8.634485	6.045067	-29.99%	269,702	2001
	10.000000	8.634485	-13.66%	108,847	2000*

99

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.148278	17.315040	-38.49%	1,935,868	2008
	34.270022	28.148278	-17.86%	2,477,648	2007
	25.062478	34.270022	36.74%	3,331,389	2006
	21.616198	25.062478	15.94%	3,865,127	2005
	16.000151	21.616198	35.10%	4,566,599	2004
	11.746967	16.000151	36.21%	4,416,801	2003
	11.953729	11.746967	-1.73%	4,447,454	2002
	10.987658	11.953729	8.79%	3,233,706	2001
	10.561250	10.987658	4.04%	2,318,276	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	31.110609	10.861853	-65.09%	262,750	2008
	22.833014	31.110609	36.25%	470,038	2007
	16.520190	22.833014	38.21%	432,605	2006
	12.647978	16.520190	30.62%	485,258	2005
	10.000000	12.647978	26.48%	233,068	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	28.815023	10.052063	-65.12%	449,545	2008
	21.140699	28.815023	36.30%	580,679	2007
	15.300434	21.140699	38.17%	713,141	2006
	11.702352	15.300434	30.75%	961,172	2005
	9.384754	11.702352	24.70%	1,187,751	2004
	6.144858	9.384754	52.73%	1,937,337	2003
	6.389225	6.144858	-3.82%	2,177,354	2002
	6.569856	6.389225	-2.75%	2,400,770	2001
	11.409292	6.569856	-42.42%	1,926,318	2000
	5.751082	11.409292	98.38%	1,647,464	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	33.345665	17.803181	-46.61%	408,659	2008
	23.166285	33.345665	43.94%	546,317	2007
	18.779824	23.166285	23.36%	542,563	2006
	12.504808	18.779824	50.18%	780,349	2005
	10.000000	12.504808	25.05%	337,461	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	32.626096	17.409995	-46.64%	274,287	2008
	22.661928	32.626096	43.97%	436,085	2007
	18.377588	22.661928	23.31%	542,407	2006
	12.232540	18.377588	50.24%	701,604	2005
	9.941176	12.232540	23.05%	891,024	2004
	6.931923	9.941176	43.41%	1,345,636	2003
	7.202559	6.931923	-3.76%	802,424	2002
	8.120188	7.202559	-11.30%	468,871	2001
	7.358645	8.120188	10.35%	466,988	2000
	6.139717	7.358645	19.85%	415,476	1999

100

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	14.327086	8.817241	-38.46%	48,976	2008
	13.155968	14.327086	8.90%	53,869	2007
	11.683398	13.155968	12.60%	39,739	2006
	10.846475	11.683398	7.72%	39,541	2005
	9.985330	10.846475	8.62%	54,975	2004
	7.469134	9.985330	33.69%	65,352	2003
	9.850083	7.469134	-24.17%	70,740	2002
	9.913591	9.850083	-0.64%	52,043	2001
	10.000000	9.913591	-0.86%	19,927	2000*

Wells Fargo Advantage Funds Variable Trust - VT Opportunity Fund - Q/NQ	13.526823	8.025771	-40.67%	2,265,750	2008
	12.807680	13.526823	5.61%	2,687,413	2007
	11.522296	12.807680	11.16%	3,110,189	2006
	10.782336	11.522296	6.86%	3,945,723	2005
	9.207993	10.782336	17.10%	4,685,249	2004
	6.785241	9.207993	35.71%	4,894,257	2003
	9.360871	6.785241	-27.51%	4,997,088	2002
	9.814649	9.360871	-4.62%	3,579,910	2001
	10.000000	9.814649	-1.85%	752,001	2000*

101

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Balanced Fund: Series I Shares - Q/NQ	11.407335	6.757367	-40.76%	0	2008
	11.622978	11.407335	-1.86%	0	2007
	10.944618	11.622978	6.20%	0	2006
	10.821194	10.944618	1.14%	0	2005
	10.478179	10.821194	3.27%	0	2004
	10.000000	10.478179	4.78%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.172558	4.698643	-53.81%	0	2008
	10.450758	10.172558	-2.66%	0	2007
	10.000000	10.450758	4.51%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	12.706274	7.017619	-44.77%	0	2008
	11.812586	12.706274	7.57%	0	2007
	11.568276	11.812586	2.11%	0	2006
	11.064826	11.568276	4.55%	0	2005
	10.803962	11.064826	2.41%	0	2004
	10.000000	10.803962	8.04%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.410361	5.736320	-44.90%	0	2008
	9.702485	10.410361	7.30%	0	2007
	10.000000	9.702485	-2.98%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.510653	5.337001	-49.22%	0	2008
	9.900939	10.510653	6.16%	0	2007
	10.000000	9.900939	-0.99%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	13.281116	8.910760	-32.91%	0	2008
	12.792019	13.281116	3.82%	0	2007
	11.410606	12.792019	12.11%	0	2006
	11.279264	11.410606	1.16%	0	2005
	10.776514	11.279264	4.67%	0	2004
	10.000000	10.776514	7.77%	0	2003*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	15.447606	8.845300	-42.74%	0	2008
	14.022306	15.447606	10.16%	0	2007
	11.383207	14.022306	23.18%	0	2006
	10.000000	11.383207	13.83%	0	2005*

102

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares - Q/NQ	11.139007	6.602068	-40.73%	0	2008
	10.030423	11.139007	11.05%	0	2007
	10.000000	10.030423	0.30%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.990497	9.390449	-37.36%	0	2008*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	12.914871	8.113644	-37.18%	0	2008
	13.458111	12.914871	-4.04%	0	2007
	11.965263	13.458111	12.48%	0	2006
	11.904527	11.965263	0.51%	0	2005
	10.968757	11.904527	8.53%	0	2004
	10.000000	10.968757	9.69%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.947079	9.510528	-47.01%	0	2008
	15.830538	17.947079	13.37%	0	2007
	13.180916	15.830538	20.10%	0	2006
	12.115462	13.180916	8.79%	0	2005
	10.975555	12.115462	10.39%	0	2004
	10.000000	10.975555	9.76%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.947176	9.510571	-47.01%	0	2008
	15.830596	17.947176	13.37%	0	2007
	13.180964	15.830596	20.10%	0	2006
	12.131971	13.180964	8.65%	0	2005
	10.975558	12.131971	10.54%	0	2004
	10.000000	10.975558	9.76%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.187745	7.402311	-27.34%	0	2008
	10.859495	10.187745	-6.19%	0	2007
	10.000000	10.859495	8.59%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.918668	6.698525	-43.80%	0	2008
	10.255945	11.918668	16.21%	0	2007
	11.038296	10.255945	-7.09%	0	2006
	11.247299	11.038296	-1.86%	0	2005
	10.580214	11.247299	6.31%	0	2004
	10.000000	10.580214	5.80%	0	2003*

103

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.711728	8.939662	-29.67%	0	2008
	13.954565	12.711728	-8.91%	0	2007
	12.242878	13.954565	13.98%	0	2006
	12.133993	12.242878	0.90%	0	2005
	11.049142	12.133993	9.82%	0	2004
	10.000000	11.049142	10.49%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.580685	6.207426	-50.66%	0	2008
	9.372699	12.580685	34.23%	0	2007
	10.000000	9.372699	-6.27%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.144993	9.589461	-5.48%	0	2008
	9.648485	10.144993	5.15%	0	2007
	9.887224	9.648485	-2.41%	0	2006
	10.134326	9.887224	-2.44%	0	2005
	9.971667	10.134326	1.63%	0	2004
	10.000000	9.971667	-0.28%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	11.673494	10.600292	-2.13%	0	2005
	10.859942	11.673494	7.49%	0	2004
	10.000000	10.859942	8.60%	0	2003*

BB&T Variable Insurance Funds - BB&T Large Cap VIF - Q/NQ	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	12.000010	11.972652	2.56%	0	2005
	11.038814	12.000010	8.71%	0	2004
	10.000000	11.038814	10.39%	0	2003*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	16.812431	7.785445	-53.69%	0	2008
	12.966813	16.812431	29.66%	0	2007
	13.072553	12.966813	-0.81%	0	2006
	11.897478	13.072553	9.88%	0	2005
	10.569293	11.897478	12.57%	0	2004
	10.000000	10.569293	5.69%	0	2003*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.801187	10.081045	-43.37%	0	2008
	15.898576	17.801187	11.97%	0	2007
	13.948525	15.898576	13.98%	0	2006
	12.364119	13.948525	12.81%	0	2005
	11.218544	12.364119	10.21%	0	2004
	10.000000	11.218544	12.19%	0	2003*

104

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	17.801187	10.081045	-43.37%	0	2008
	15.898576	17.801187	11.97%	0	2007
	13.948525	15.898576	13.98%	0	2006
	12.328852	13.948525	12.81%	0	2005
	10.878725	12.328852	13.33%	0	2004
	10.000000	10.878725	8.79%	0	2003*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	13.683171	8.386008	-38.71%	0	2008
	13.999022	13.683171	-2.26%	0	2007
	12.210226	13.999022	14.65%	0	2006
	11.753601	12.210226	3.88%	0	2005
	10.990177	11.753601	6.95%	0	2004
	10.000000	10.990177	9.90%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.978590	9.274958	-33.65%	0	2008
	14.652833	13.978590	-4.60%	0	2007
	13.332414	14.652833	9.90%	0	2006
	12.942703	13.332414	3.01%	0	2005
	11.055269	12.942703	17.07%	0	2004
	10.000000	11.055269	10.55%	0	2003*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.879229	7.481490	-37.02%	0	2008
	11.476900	11.879229	3.51%	0	2007
	10.940914	11.476900	4.90%	0	2006
	10.992090	10.940914	-0.47%	0	2005
	10.774891	10.992090	2.02%	0	2004
	10.000000	10.774891	7.75%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.009034	7.853499	-39.63%	0	2008
	12.870609	13.009034	1.08%	0	2007
	11.600461	12.870609	10.95%	0	2006
	11.534900	11.600461	0.57%	0	2005
	10.854168	11.534900	6.27%	0	2004
	10.000000	10.854168	8.54%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.475449	8.441122	-32.34%	0	2008
	12.126423	12.475449	2.88%	0	2007
	10.837811	12.126423	11.89%	0	2006
	10.808967	10.837811	0.27%	0	2005
	10.712816	10.808967	0.90%	0	2004
	10.000000	10.712816	7.13%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	10.088893	6.046806	-40.06%	0	2008
	11.812870	10.088893	-14.59%	0	2007
	11.850657	11.812870	-0.32%	0	2006
	11.660042	11.850657	1.63%	0	2005
	10.903029	11.660042	6.94%	0	2004
	10.000000	10.903029	9.03%	0	2003*

105

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	16.277090	9.798488	-39.80%	0	2008
	16.274257	16.277090	0.02%	0	2007
	13.818730	16.274257	17.77%	0	2006
	12.856649	13.818730	7.48%	0	2005
	11.152136	12.856649	15.28%	0	2004
	10.000000	11.152136	11.52%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.574807	9.117096	-4.78%	0	2008
	10.121198	9.574807	-5.40%	0	2007
	10.000000	10.121198	1.21%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	9.715944	8.652019	-10.95%	0	2008
	9.600799	9.715944	1.20%	0	2007
	9.595884	9.600799	0.05%	0	2006
	9.861486	9.595884	-2.69%	0	2005
	9.908369	9.861486	-0.47%	0	2004
	10.000000	9.908369	-0.92%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.290613	8.978296	-44.89%	0	2008
	14.436497	16.290613	12.84%	0	2007
	13.467626	14.436497	7.19%	0	2006
	11.998160	13.467626	12.25%	0	2005
	10.830147	11.998160	10.78%	0	2004
	10.000000	10.830147	8.30%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	12.879167	5.639509	-56.21%	0	2008
	9.208638	12.879167	39.86%	0	2007
	10.000000	9.208638	-7.91%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.528307	7.444023	-44.97%	0	2008
	13.890888	13.528307	-2.61%	0	2007
	12.042275	13.890888	15.35%	0	2006
	11.853486	12.042275	1.59%	0	2005
	11.079669	11.853486	6.98%	0	2004
	10.000000	11.079669	10.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.771790	7.751430	-28.04%	0	2008
	10.324533	10.771790	4.33%	0	2007
	10.000000	10.324533	3.25%	0	2006*

106

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.943356	7.072224	-35.37%	0	2008
	10.344144	10.943356	5.79%	0	2007
	10.000000	10.344144	3.44%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.067934	6.582360	-40.53%	0	2008
	10.363925	11.067934	6.79%	0	2007
	10.000000	10.363925	3.64%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.765178	11.069975	2.83%	0	2004
	10.000000	10.765178	7.65%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.782503	10.694558	-0.82%	0	2004
	10.000000	10.782503	7.83%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.368331	8.182238	-28.03%	0	2008
	11.532030	11.368331	-1.42%	0	2007
	10.797837	11.532030	6.80%	0	2006
	10.963993	10.797837	-1.52%	0	2005
	10.427515	10.963993	5.14%	0	2004
	10.000000	10.427515	4.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	9.622730	6.933730	-27.94%	0	2008
	10.000000	9.622730	-3.77%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	9.817803	9.114528	-7.16%	0	2008
	9.810579	9.817803	0.07%	0	2007
	9.791846	9.810579	0.19%	0	2006
	9.985691	9.791846	-1.94%	0	2005
	9.965907	9.985691	0.20%	0	2004
	10.000000	9.965907	-0.34%	0	2003*

107

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.735406	6.236923	-41.90%	0	2008
	9.680146	10.735406	10.90%	0	2007
	10.000000	9.680146	-3.20%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.934286	9.668741	-46.09%	0	2008
	15.934056	17.934286	12.55%	0	2007
	14.063448	15.934056	13.30%	0	2006
	12.305317	14.063448	14.29%	0	2005
	11.288602	12.305317	9.01%	0	2004
	10.000000	11.288602	12.89%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	17.933434	9.666049	-46.10%	0	2008
	15.930793	17.933434	12.57%	0	2007
	14.060232	15.930793	13.30%	0	2006
	12.307376	14.060232	14.24%	0	2005
	11.289618	12.307376	9.01%	0	2004
	10.000000	11.289618	12.90%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.428496	6.296453	-53.11%	0	2008
	13.242307	13.428496	1.41%	0	2007
	11.863686	13.242307	11.62%	0	2006
	12.042450	11.863686	-1.48%	0	2005
	10.999077	12.042450	9.49%	0	2004
	10.000000	10.999077	9.99%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.881072	7.351441	-32.44%	0	2008
	10.920707	10.881072	-0.36%	0	2007
	10.000000	10.920707	9.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.351208	6.015726	-35.67%	0	2008
	9.975480	9.351208	-6.26%	0	2007
	10.000000	9.975480	-0.25%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.544474	-34.56%	0	2008*

108

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.950647	5.886488	-54.55%	0	2008
	10.478821	12.950647	23.59%	0	2007
	10.000000	10.478821	4.79%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.105288	8.096379	-42.60%	0	2008
	12.685572	14.105288	11.19%	0	2007
	10.851188	12.685572	16.90%	0	2006
	10.000000	10.851188	8.51%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.822063	6.767947	-42.75%	0	2008
	10.663710	11.822063	10.86%	0	2007
	10.000000	10.663710	6.64%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	10.942857	11.163010	2.01%	0	2008
	10.262985	10.942857	6.62%	0	2007
	10.000000	10.262985	2.63%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.954861	8.310287	-35.85%	0	2008
	13.167496	12.954861	-1.61%	0	2007
	11.731699	13.167496	12.24%	0	2006
	11.182422	11.731699	4.91%	0	2005
	10.000000	11.182422	11.82%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.899787	9.573548	-46.52%	0	2008
	13.641882	17.899787	31.21%	0	2007
	13.014930	13.641882	4.82%	0	2006
	12.036965	13.014930	8.12%	0	2005
	10.623009	12.036965	13.31%	0	2004
	10.000000	10.623009	6.23%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	13.598782	7.317318	-46.19%	0	2008
	11.636151	13.598782	16.87%	0	2007
	11.234036	11.636151	3.58%	0	2006
	10.483595	11.234036	7.16%	0	2005
	10.853357	10.483595	-3.41%	0	2004
	10.000000	10.853357	8.53%	0	2003*

109

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.606358	7.331343	-46.12%	0	2008
	11.637258	13.606358	16.92%	0	2007
	11.223502	11.637258	3.69%	0	2006
	10.494788	11.223502	6.94%	0	2005
	10.835926	10.494788	-3.15%	0	2004
	10.000000	10.835926	8.36%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.213109	8.703299	-38.77%	0	2008
	13.945634	14.213109	1.92%	0	2007
	13.106054	13.945634	6.41%	0	2006
	12.300994	13.106054	6.54%	0	2005
	10.902584	12.300994	12.83%	0	2004
	10.000000	10.902584	9.03%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	28.057725	12.872166	-54.12%	0	2008
	22.822715	28.057725	22.94%	0	2007
	16.202801	22.822715	40.86%	0	2006
	12.783516	16.202801	26.75%	0	2005
	11.213596	12.783516	14.00%	0	2004
	10.000000	11.213596	12.14%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.109273	12.900948	-54.10%	0	2008
	22.854915	28.109273	22.99%	0	2007
	16.218265	22.854915	40.92%	0	2006
	12.788214	16.218265	26.82%	0	2005
	11.215445	12.788214	14.02%	0	2004
	10.000000	11.215445	12.15%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.227739	7.252605	-35.40%	0	2008
	10.866790	11.227739	3.32%	0	2007
	10.000000	10.866790	8.67%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	14.286100	8.610103	-39.73%	0	2008
	13.853352	14.286100	3.12%	0	2007
	12.719879	13.853352	8.91%	0	2006
	12.216245	12.719879	4.12%	0	2005
	10.981733	12.216245	11.24%	0	2004
	10.000000	10.981733	9.82%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.082961	5.186824	-48.56%	0	2008
	10.173094	10.082961	-0.89%	0	2007
	10.000000	10.173094	1.73%	0	2006*

110

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	17.215808	9.363170	-45.61%	0	2008
	14.631301	17.215808	17.66%	0	2007
	13.280016	14.631301	10.18%	0	2006
	12.154159	13.280016	9.26%	0	2005
	10.879664	12.154159	11.71%	0	2004
	10.000000	10.879664	8.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	16.102395	7.361943	-54.28%	0	2008
	15.336720	16.102395	4.99%	0	2007
	14.224432	15.336720	7.82%	0	2006
	12.543694	14.224432	13.40%	0	2005
	10.976528	12.543694	14.28%	0	2004
	10.000000	10.976528	9.77%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	9.893823	5.135993	-48.09%	0	2008
	9.997866	9.893823	-1.04%	0	2007
	10.000000	9.997866	-0.02%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.423239	7.835461	-16.85%	0	2008
	9.365965	9.423239	0.61%	0	2007
	9.356855	9.365965	0.10%	0	2006
	9.601985	9.356855	-2.55%	0	2005
	9.919575	9.601985	-3.20%	0	2004
	10.000000	9.919575	-0.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.226552	5.363437	-41.87%	0	2008
	9.558989	9.226552	-3.48%	0	2007
	10.000000	9.558989	-4.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.842155	7.468868	-41.84%	0	2008
	12.427065	12.842155	3.34%	0	2007
	11.377568	12.427065	9.22%	0	2006
	11.083971	11.377568	2.65%	0	2005
	10.000000	11.083971	10.84%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.476629	7.066110	-32.55%	0	2008
	10.278608	10.476629	1.93%	0	2007
	10.000000	10.278608	2.79%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.147471	8.784373	-13.43%	0	2008
	10.261063	10.147471	-1.11%	0	2007
	10.000000	10.261063	2.61%	0	2006*

111

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.593301	6.832432	-41.07%	0	2008
	10.556235	11.593301	9.82%	0	2007
	10.000000	10.556235	5.56%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.843305	5.809537	-46.42%	0	2008
	10.091049	10.843305	7.45%	0	2007
	10.000000	10.091049	0.91%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.629306	5.727866	-40.52%	0	2008
	10.000000	9.629306	-3.71%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.388210	7.876480	-30.84%	0	2008
	11.498656	11.388210	-0.96%	0	2007
	10.822514	11.498656	6.25%	0	2006
	11.004388	10.822514	-1.65%	0	2005
	10.406133	11.004388	5.75%	0	2004
	10.000000	10.406133	4.06%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.802451	7.460080	-30.94%	0	2008
	10.903657	10.802451	-0.93%	0	2007
	10.262940	10.903657	6.24%	0	2006
	10.000000	10.262940	2.63%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.206200	13.063784	-59.44%	0	2008
	23.036685	32.206200	39.80%	0	2007
	17.540452	23.036685	31.33%	0	2006
	13.766075	17.540452	27.42%	0	2005
	11.869749	13.766075	15.98%	0	2004
	10.000000	11.869749	18.70%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	32.188257	13.035555	-59.50%	0	2008
	23.028703	32.188257	39.77%	0	2007
	17.543805	23.028703	31.26%	0	2006
	13.766872	17.543805	27.43%	0	2005
	11.869135	13.766872	15.99%	0	2004
	10.000000	11.869135	18.69%	0	2003*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.782092	14.037421	-35.56%	0	2008
	18.840440	21.782092	15.61%	0	2007
	14.254040	18.840440	32.18%	0	2006
	13.935684	14.254040	2.28%	0	2005
	11.164700	13.935684	24.84%	0	2004
	10.000000	11.164700	11.65%	0	2003*

112

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	24.209543	12.542358	-48.19%	0	2008
	19.827839	24.209543	22.10%	0	2007
	15.523325	19.827839	27.73%	0	2006
	12.410339	15.523325	25.08%	0	2005
	11.314552	12.410339	9.68%	0	2004
	10.000000	11.314552	13.15%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.234691	12.559316	-48.18%	0	2008
	19.847953	24.234691	22.10%	0	2007
	15.540748	19.847953	27.72%	0	2006
	12.427603	15.540748	25.05%	0	2005
	11.314566	12.427603	9.84%	0	2004
	10.000000	11.314566	13.15%	0	2003*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.224412	8.024784	-43.58%	0	2008
	12.098532	14.224412	17.57%	0	2007
	12.631194	12.098532	-4.22%	0	2006
	11.741214	12.631194	7.58%	0	2005
	10.754059	11.947615	11.10%	0	2004
	10.000000	10.754059	7.54%	0	2003*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	19.088465	10.206283	-46.53%	0	2008
	16.572674	19.088465	15.18%	0	2007
	13.712619	16.572674	20.86%	0	2006
	11.961537	13.712619	14.64%	0	2005
	10.766604	11.961537	11.10%	0	2004
	10.000000	10.766604	7.67%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.095194	-49.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.074587	-39.25%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.305335	-36.95%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.855066	-21.45%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.138719	-28.61%	0	2008*

113

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	8.996093	-10.04%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.493650	-25.06%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.778583	-32.21%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.231992	-17.68%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.778759	-2.21%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.762870	-2.37%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	15.153411	7.827290	-48.35%	0	2008
	15.959222	15.153411	-5.05%	0	2007
	13.805892	15.959222	15.60%	0	2006
	12.927718	13.805892	6.79%	0	2005
	11.111516	12.927718	16.35%	0	2004
	10.000000	11.111516	11.12%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.892845	10.235724	3.47%	0	2008
	9.613647	9.892845	2.90%	0	2007
	9.684306	9.613647	-0.73%	0	2006
	9.762819	9.684306	-0.80%	0	2005
	9.843185	9.762819	-0.82%	0	2004
	10.000000	9.843185	-1.57%	0	2003*

NVIT NVIT Growth Fund: Class I - Q/NQ	13.276785	7.815615	-41.13%	0	2008
	11.565261	13.276785	14.80%	0	2007
	11.340179	11.565261	1.98%	0	2006
	11.084575	11.340179	2.31%	0	2005
	10.670030	11.084575	3.89%	0	2004
	10.000000	10.670030	6.70%	0	2003*

114

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.261190	8.804701	-28.19%	0	2008
	11.276500	12.261190	8.73%	0	2007
	11.430215	11.276500	-1.34%	0	2006
	10.974448	11.430215	4.15%	0	2005
	10.594708	10.974448	3.58%	0	2004
	10.000000	10.594708	5.95%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.212214	6.128191	-45.34%	0	2008
	10.673739	11.212214	5.04%	0	2007
	10.000000	10.673739	6.74%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.440074	9.423659	-9.74%	0	2008
	10.316621	10.440074	1.20%	0	2007
	10.116112	10.316621	1.98%	0	2006
	10.193861	10.116112	-0.76%	0	2005
	10.141238	10.193861	0.52%	0	2004
	10.000000	10.141238	1.41%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.319020	9.236089	-18.40%	0	2008
	11.134624	11.319020	1.66%	0	2007
	10.690743	11.134624	4.15%	0	2006
	10.651306	10.690743	0.37%	0	2005
	10.348422	10.651306	2.93%	0	2004
	10.000000	10.348422	3.48%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.208535	9.005864	-26.23%	0	2008
	12.032398	12.208535	1.46%	0	2007
	11.248718	12.032398	6.97%	0	2006
	11.115884	11.248718	1.19%	0	2005
	10.565405	11.115884	5.21%	0	2004
	10.000000	10.565405	5.65%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.432612	8.851314	-34.11%	0	2008
	13.177616	13.432612	1.94%	0	2007
	11.976471	13.177616	10.03%	0	2006
	11.644012	11.976471	2.86%	0	2005
	10.814880	11.644012	7.67%	0	2004
	10.000000	10.814880	8.15%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.235164	8.634548	-39.34%	0	2008
	13.990267	14.235164	1.75%	0	2007
	12.461817	13.990267	12.27%	0	2006
	12.019393	12.461817	3.68%	0	2005
	10.974232	12.019393	9.52%	0	2004
	10.000000	10.974232	9.74%	0	2003*

115

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.293319	8.721904	-38.98%	0	2008
	13.838283	14.293319	3.29%	0	2007
	13.109414	13.838283	5.56%	0	2006
	12.173833	13.109414	7.69%	0	2005
	10.951467	12.173833	11.16%	0	2004
	10.000000	10.951467	9.51%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.564387	9.375258	-1.98%	0	2008
	9.504398	9.564387	0.63%	0	2007
	9.465361	9.504398	0.41%	0	2006
	9.597465	9.465361	-1.38%	0	2005
	9.911733	9.597465	-3.17%	0	2004
	10.000000	9.911733	-0.88%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.037259	-39.63%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	16.126495	8.311795	-48.46%	0	2008
	16.315280	16.126495	-1.16%	0	2007
	13.836770	16.315280	17.91%	0	2006
	12.854613	13.836770	7.64%	0	2005
	11.128261	12.854613	15.51%	0	2004
	10.000000	11.128261	11.28%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.257634	-37.42%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.241962	-37.58%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.174182	-38.26%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.644385	-33.56%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	12.511161	6.437948	-48.54%	0	2008
	11.871058	12.511161	5.39%	0	2007
	11.974118	11.871058	-0.86%	0	2006
	11.531851	11.974118	3.84%	0	2005
	10.585805	11.531851	8.94%	0	2004
	10.000000	10.585805	5.86%	0	2003*

116

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	12.874275	8.389087	-34.84%	0	2008
	14.399755	12.874275	-10.59%	0	2007
	12.780098	14.399755	12.67%	0	2006
	12.907398	12.780098	-0.99%	0	2005
	11.456256	12.907398	12.67%	0	2004
	10.000000	11.456256	14.56%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.327367	8.505227	-40.64%	0	2008
	14.608533	14.327367	-1.92%	0	2007
	13.573617	14.608533	7.62%	0	2006
	12.580378	13.573617	7.90%	0	2005
	11.004229	12.580378	14.32%	0	2004
	10.000000	11.004229	10.04%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.348459	8.220884	-20.56%	0	2008
	10.299953	10.348459	0.47%	0	2007
	10.227481	10.299953	0.71%	0	2006
	10.419748	10.227481	-1.85%	0	2005
	10.182870	10.419748	2.33%	0	2004
	10.000000	10.182870	1.83%	0	2003*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	13.274156	7.450811	-43.87%	0	2008
	12.777678	13.274156	3.89%	0	2007
	11.706272	12.777678	9.15%	0	2006
	11.342138	11.706272	3.21%	0	2005
	10.759298	11.342138	5.42%	0	2004
	10.000000	10.759298	7.59%	0	2003*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	15.282705	7.347353	-51.92%	0	2008
	14.265859	15.282705	7.13%	0	2007
	12.788796	14.265859	11.55%	0	2006
	12.069791	12.788796	5.96%	0	2005
	10.579935	12.069791	14.08%	0	2004
	10.000000	10.579935	5.80%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.776899	-2.23%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	12.481764	6.164845	-50.61%	0	2008
	10.823041	12.481764	15.33%	0	2007
	10.134982	10.823041	6.79%	0	2006
	10.605427	10.134982	-4.44%	0	2005
	10.584966	10.605427	0.19%	0	2004
	10.000000	10.584966	5.85%	0	2003*

117

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.471069	6.157672	-50.62%	0	2008
	10.805515	12.471069	15.41%	0	2007
	10.126436	10.805515	6.71%	0	2006
	10.596048	10.126436	-4.43%	0	2005
	10.579097	10.596048	0.16%	0	2004
	10.000000	10.579097	5.79%	0	2003*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	14.224412	8.024784	-43.58%	0	2008
	12.098532	14.224412	17.57%	0	2007
	12.631194	12.098532	-4.22%	0	2006
	11.741214	12.631194	7.58%	0	2005
	10.870974	11.741214	8.01%	0	2004
	10.000000	10.870974	8.71%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.878644	7.793313	-39.49%	0	2008
	13.715331	12.878644	-6.10%	0	2007
	12.318371	13.715331	11.34%	0	2006
	12.300999	12.318371	0.14%	0	2005
	10.899337	12.300999	12.86%	0	2004
	10.000000	10.899337	8.99%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.551448	-44.49%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.749791	6.671079	-47.68%	0	2008
	11.631239	12.749791	9.62%	0	2007
	11.216746	11.631239	3.70%	0	2006
	11.110148	11.216746	0.96%	0	2005
	10.816685	11.110148	2.71%	0	2004
	10.000000	10.816685	8.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.486328	9.469454	-42.56%	0	2008
	16.144911	16.486328	2.11%	0	2007
	14.280808	16.144911	13.05%	0	2006
	13.001985	14.280808	9.84%	0	2005
	11.356483	13.001985	14.49%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	16.493364	9.474398	-42.56%	0	2008
	16.154612	16.493364	2.10%	0	2007
	14.288964	16.154612	13.06%	0	2006
	13.012802	14.288964	9.81%	0	2005
	11.369014	13.012802	14.46%	0	2004
	10.000000	11.356483	13.56%	0	2003*

118

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.404149	1.906341	-79.73%	0	2008
	10.000000	9.404149	-5.96%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	9.908035	2.029348	-79.52%	0	2008
	10.328298	9.908035	-4.07%	0	2007
	10.000000	10.328298	3.28%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.815658	7.573271	-40.91%	0	2008
	12.780248	12.815658	0.28%	0	2007
	11.566366	12.780248	10.49%	0	2006
	11.361558	11.566366	1.80%	0	2005
	10.806414	11.361558	5.14%	0	2004
	10.000000	10.806414	8.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	9.324018	5.567228	-40.29%	0	2008
	9.828609	9.324018	-5.13%	0	2007
	10.000000	9.828609	-1.71%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	12.762396	6.242673	-51.09%	0	2008
	12.498690	12.762396	2.11%	0	2007
	12.637907	12.498690	-1.10%	0	2006
	11.712128	12.637907	7.90%	0	2005
	10.180272	11.712128	15.05%	0	2004
	10.000000	10.180272	1.80%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.193513	6.165144	-44.92%	0	2008
	10.362198	11.193513	8.02%	0	2007
	10.000000	10.362198	3.62%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.686841	6.541502	-38.79%	0	2008
	10.801526	10.686841	-1.06%	0	2007
	10.000000	10.801526	8.02%	0	2006*

119

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.172228	9.897982	-2.70%	0	2008
	10.066636	10.172228	1.05%	0	2007
	10.000000	10.066636	0.67%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.353252	8.929413	-13.75%	0	2008
	10.223790	10.353252	1.27%	0	2007
	10.000000	10.223790	2.24%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	13.039103	10.648173	-18.34%	0	2008
	12.745643	13.039103	2.30%	0	2007
	11.974194	12.745643	6.44%	0	2006
	11.104708	11.974194	7.83%	0	2005
	10.504370	11.104708	5.72%	0	2004
	10.000000	10.504370	5.04%	0	2003*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	14.641550	7.786731	-46.82%	0	2008
	13.305566	14.641550	10.04%	0	2007
	11.068988	13.305566	20.21%	0	2006
	10.000000	11.068988	10.69%	0	2005*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	17.615665	9.005956	-48.88%	0	2008
	14.954415	17.615665	17.80%	0	2007
	14.246527	14.954415	4.97%	0	2006
	12.614250	14.246527	12.94%	0	2005
	10.800269	12.614250	16.80%	0	2004
	10.000000	10.800269	8.00%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	16.514722	9.849450	-40.36%	0	2008
	20.738373	16.514722	-20.37%	0	2007
	15.638203	20.738373	32.61%	0	2006
	13.907697	15.638203	12.44%	0	2005
	10.615667	13.907697	31.01%	0	2004
	10.000000	10.615667	6.16%	0	2003*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	27.799875	9.410501	-66.15%	0	2008
	21.043388	27.799875	32.11%	0	2007
	15.699260	21.043388	34.04%	0	2006
	14.053549	15.699260	26.67%	0	2005
	10.000000	12.393433	23.93%	0	2004*

120

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	31.557016	10.673498	-66.18%	0	2008
	23.878911	31.557016	32.15%	0	2007
	17.820098	23.878911	34.00%	0	2006
	14.053549	17.820098	26.80%	0	2005
	11.622177	14.053549	20.92%	0	2004
	10.000000	11.622177	16.22%	0	2003*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	29.796824	15.425011	-48.23%	0	2008
	21.350815	29.796824	39.56%	0	2007
	17.847051	21.350815	19.63%	0	2006
	12.253143	17.847051	45.65%	0	2005
	10.000000	12.253143	22.53%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	33.787779	17.481972	-48.26%	0	2008
	24.205771	33.787779	39.59%	0	2007
	20.240794	24.205771	19.59%	0	2006
	13.891560	20.240794	45.71%	0	2005
	11.641812	13.891560	19.32%	0	2004
	10.000000	11.641812	16.42%	0	2003*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	14.186036	8.465265	-40.33%	0	2008
	13.435466	14.186036	5.59%	0	2007
	12.303147	13.435466	9.20%	0	2006
	11.777448	12.303147	4.46%	0	2005
	11.180941	11.777448	5.34%	0	2004
	10.000000	11.180941	11.81%	0	2003*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	14.077554	8.098824	-42.47%	0	2008
	13.747838	14.077554	2.40%	0	2007
	12.753269	13.747838	7.80%	0	2006
	12.305755	12.753269	3.64%	0	2005
	10.837045	12.305775	13.55%	0	2004
	10.000000	10.837045	8.37%	0	2003*

121

Appendix B: Condensed Financial Information (Waddell & Reed)

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 3.95%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-800-848-6331, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                        www.waddell.com

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	24.542535	18.038769	-26.50%	3,240,851	2008
	17.194153	24.542535	42.74%	2,262,547	2007
	14.447635	17.194153	19.01%	2,239,129	2006
	11.736787	14.447635	23.10%	2,070,589	2005
	10.458494	11.736787	12.22%	1,992,445	2004
	9.471902	10.458494	10.42%	1,800,514	2003
	9.258785	9.471902	2.30%	1,376,357	2002
	10.381905	9.258785	-10.82%	837,616	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	14.209605	11.119320	-21.75%	1,793,309	2008
	12.621716	14.209605	12.58%	1,333,603	2007
	11.457924	12.621716	10.16%	1,508,929	2006
	11.015216	11.457924	4.02%	1,718,840	2005
	10.208709	11.015216	7.90%	1,886,164	2004
	8.654366	10.208709	17.96%	1,724,796	2003
	9.540115	8.654366	-9.28%	1,418,807	2002
	10.240525	9.540115	-6.84%	1,078,990	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.573634	13.486609	-0.64%	2,709,413	2008
	12.969298	13.573634	4.66%	1,895,102	2007
	12.560339	12.969298	3.26%	1,408,675	2006
	12.479024	12.560339	0.65%	1,506,015	2005
	12.128095	12.479024	2.89%	1,646,666	2004
	11.752610	12.128095	3.19%	1,722,859	2003
	10.887834	7.752610	7.94%	1,546,604	2002
	10.228323	10.887834	6.45%	1,024,483	2001

122

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.910670	7.695417	-35.39%	5,561,043	2008
	10.546121	11.910670	12.94%	3,659,302	2007
	9.101039	10.546121	15.88%	4,158,916	2006
	8.428947	9.101039	7.97%	4,471,042	2005
	7.766584	8.428947	8.53%	4,897,600	2004
	6.686505	7.766584	16.15%	4,966,593	2003
	8.614083	6.686505	-22.38%	4,658,236	2002
	10.220980	8.614083	-15.72%	3,384,052	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	16.209097	10.288910	-36.52%	626,828	2008
	14.021570	16.209097	15.60%	436,409	2007
	12.212264	14.021570	14.82%	382,029	2006
	10.907726	12.212264	11.96%	238,635	2005
	10.000000	10.907726	9.08%	130,922	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.876307	7.401688	-46.66%	183,805	2008
	9.259970	13.876307	49.85%	73,754	2007
	10.000000	9.259970	-7.40%	29,720	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.708432	8.286647	-61.83%	669,446	2008
	15.273371	21.708432	42.13%	417,463	2007
	12.287089	15.273371	24.30%	341,564	2006
	10.000000	12.287089	22.87%	109,653	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.928767	7.529470	-36.88%	6,129,775	2008
	9.572816	11.928767	21.75%	4,260,050	2007
	9.200918	9.572816	4.04%	4,828,577	2006
	8.351160	9.200918	10.18%	5,529,745	2005
	8.161335	8.351160	2.33%	6,085,193	2004
	6.695716	8.161335	21.89%	5,729,311	2003
	8.589350	6.695716	-22.05%	4,510,709	2002
	10.123886	8.589350	-15.16%	3,185,097	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.574727	12.060869	-22.56%	1,375,039	2008
	15.140341	15.574727	2.87%	1,038,658	2007
	13.862250	15.140341	9.22%	1,068,834	2006
	13.647506	13.862250	1.57%	1,055,173	2005
	12.541413	13.647506	8.82%	1,103,896	2004
	10.574579	12.541413	18.60%	1,010,317	2003
	10.896533	10.574579	-2.95%	863,210	2002
	10.076613	10.896533	8.14%	539,322	2001

123

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.704963	8.426470	-42.70%	1,473,125	2008
	12.240210	14.704963	20.14%	896,200	2007
	10.213807	12.240210	19.84%	916,763	2006
	8.853054	10.213807	15.37%	909,815	2005
	7.840387	8.853054	12.92%	957,684	2004
	6.337656	7.840387	23.71%	843,562	2003
	7.817619	6.337656	-18.93%	717,737	2002
	10.149762	7.817619	-22.98%	458,817	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.378815	10.510806	-42.81%	416,657	2008
	16.887720	18.378815	8.83%	315,422	2007
	13.153656	16.887720	28.39%	286,332	2006
	11.945966	13.153656	10.11%	181,105	2005
	10.000000	11.945966	19.46%	70,812	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.733650	8.098121	-48.53%	81,187	2008
	14.917517	15.733650	5.47%	59,407	2007
	13.415018	14.917517	11.20%	57,292	2006
	11.205120	13.415018	19.72%	45,082	2005
	10.000000	11.205120	12.05%	23,374	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.625861	8.606807	-36.83%	293,028	2008
	12.216068	13.625861	11.54%	186,995	2007
	11.360798	12.216068	7.53%	143,195	2006
	10.000000	11.360798	13.61%	44,489	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.140535	11.275744	1.21%	1,662,570	2008
	10.751664	11.140535	3.62%	584,134	2007
	10.405234	10.751664	3.33%	487,118	2006
	10.249548	10.405234	1.52%	413,031	2005
	10.276601	10.249548	-0.26%	357,689	2004
	10.321989	10.276601	-0.44%	300,740	2003
	10.303622	10.321989	0.18%	356,275	2002
	10.042070	10.303622	2.60%	328,055	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.986147	9.690391	-11.79%	172,692	2008
	10.727030	10.986147	2.42%	113,321	2007
	10.336131	10.727030	3.78%	91,300	2006
	10.230793	10.336131	1.03%	72,704	2005
	10.000000	10.230793	2.31%	21,733	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.577035	9.235171	-36.65%	244,356	2008
	17.534744	14.577035	-16.87%	143,356	2007
	13.608265	17.534744	28.85%	158,340	2006
	12.395855	13.608265	9.78%	107,937	2005
	10.000000	12.395855	23.96%	44,759	2004*

124

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.495825	9.492077	-34.52%	2,161,507	2008
	11.768023	14.495825	23.18%	1,534,306	2007
	11.013522	11.768023	6.85%	1,676,120	2006
	9.483442	11.013522	16.13%	1,839,670	2005
	8.236019	9.483442	15.15%	1,926,229	2004
	6.373690	8.236019	29.22%	1,721,980	2003
	8.465463	6.373690	-24.71%	1,319,140	2002
	9.703241	8.465463	-12.76%	824,061	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	15.108568	9.102132	-39.76%	2,045,749	2008
	13.437940	15.108568	12.43%	1,411,123	2007
	12.913866	13.437940	4.06%	1,584,308	2006
	11.549477	12.913866	11.81%	1,807,644	2005
	10.202000	11.549477	13.21%	1,994,071	2004
	7.586249	10.202000	34.48%	1,839,227	2003
	9.793049	7.586249	-22.53%	1,582,101	2002
	10.082446	9.793049	-2.87%	1,032,484	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.772647	9.345214	-26.83%	205,721	2008
	13.451362	12.772647	-5.05%	159,013	2007
	11.622311	13.451362	15.74%	133,631	2006
	11.265957	11.622311	3.16%	118,706	2005
	10.000000	11.265957	12.66%	76,012	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.916596	9.778763	-34.44%	1,418,489	2008
	14.780173	14.916596	0.92%	1,186,810	2007
	12.766443	14.780173	15.77%	1,296,638	2006
	12.342628	12.766443	3.43%	1,513,441	2005
	10.863749	12.342628	13.61%	1,608,538	2004
	8.766516	10.863749	23.92%	1,372,764	2003
	10.137650	8.766516	-13.53%	1,004,512	2002
	10.000000	10.137650	1.38%	556,685	2001*

125

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.332669	14.491336	-28.73%	0	2008
	14.691582	20.332669	38.40%	0	2007
	12.729106	14.691582	15.42%	0	2006
	10.662462	12.729106	19.38%	0	2005
	10.000000	10.662462	6.62%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.441146	9.440201	-24.12%	0	2008
	11.397827	12.441146	9.15%	0	2007
	10.669104	11.397827	6.83%	0	2006
	10.576246	10.669104	0.88%	0	2005
	10.000000	10.576246	5.76%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	9.899757	9.538424	-3.65%	0	2008
	9.755962	9.899757	1.47%	0	2007
	9.742580	9.755962	0.14%	0	2006
	9.981000	9.742580	-2.39%	0	2005
	10.000000	9.981000	-0.19%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	13.666034	8.561498	-37.35%	0	2008
	12.480257	13.666034	9.50%	0	2007
	11.105476	12.480257	12.38%	0	2006
	10.605582	11.105476	4.71%	0	2005
	10.000000	10.605582	6.06%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	14.513696	8.933047	-38.45%	0	2008
	12.949192	14.513696	12.08%	0	2007
	11.629388	12.949192	11.35%	0	2006
	10.710456	11.629388	8.58%	0	2005
	10.000000	10.710456	7.10%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.181974	6.817696	-48.28%	0	2008
	9.072732	13.181974	45.29%	0	2007
	10.000000	9.072732	-9.27%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	20.051131	7.421064	-62.99%	0	2008
	14.550275	20.051131	37.81%	0	2007
	12.069868	14.550275	20.55%	0	2006
	10.000000	12.069868	20.70%	0	2005*

126

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	13.866721	8.486988	-38.80%	0	2008
	11.477348	13.866721	18.04%	0	2007
	11.375106	11.477348	0.90%	0	2006
	10.645983	11.375106	6.85%	0	2005
	10.000000	10.645983	6.46%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	10.717731	8.048076	-24.91%	0	2008
	10.745963	10.717731	-0.26%	0	2007
	10.145161	10.745963	5.92%	0	2006
	10.299073	10.145161	-1.49%	0	2005
	10.000000	10.299073	2.99%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	16.852313	9.363787	-44.44%	0	2008
	14.467934	16.852313	16.48%	0	2007
	12.448637	14.467934	16.22%	0	2006
	11.126034	12.448637	11.89%	0	2005
	10.000000	11.126034	11.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	15.763038	8.741134	-44.55%	0	2008
	14.938931	15.763038	5.52%	0	2007
	11.997948	14.938931	24.51%	0	2006
	11.235649	11.997948	6.78%	0	2005
	10.000000	11.235649	12.36%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.002982	7.487336	-50.09%	0	2008
	14.671572	15.002982	2.26%	0	2007
	13.604956	14.671572	7.84%	0	2006
	11.717278	13.604956	16.11%	0	2005
	10.000000	11.717278	17.17%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.585282	7.708136	-38.75%	0	2008
	11.637432	12.585282	8.14%	0	2007
	11.159833	11.637432	4.28%	0	2006
	10.000000	11.159833	11.60%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.837912	9.655728	-1.85%	0	2008
	9.792711	9.837912	0.46%	0	2007
	9.772363	9.792711	0.21%	0	2006
	9.925973	9.772363	-1.55%	0	2005
	10.000000	9.925973	-0.74%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	9.776837	8.362414	-14.47%	0	2008
	9.846008	9.776837	-0.70%	0	2007
	9.782661	9.846008	0.65%	0	2006
	9.984559	9.782661	-2.02%	0	2005
	10.000000	9.984559	-0.15%	0	2004*

127

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	12.303284	7.557382	-38.57%	0	2008
	15.264811	12.303284	-19.40%	0	2007
	12.215243	15.264811	24.97%	0	2006
	11.473390	12.215243	6.47%	0	2005
	10.000000	11.473390	14.73%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	15.828187	10.049902	-36.51%	0	2008
	13.252992	15.828187	19.43%	0	2007
	12.789665	13.252992	3.62%	0	2006
	11.355632	12.789665	12.63%	0	2005
	10.000000	11.355632	13.56%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.595910	7.942010	-41.59%	0	2008
	12.472321	13.595910	9.01%	0	2007
	12.359408	12.472321	0.91%	0	2006
	11.397607	12.359408	8.44%	0	2005
	10.000000	11.397607	13.98%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.530446	8.180215	-29.06%	0	2008
	12.524753	11.530446	-7.94%	0	2007
	11.158713	12.524753	12.24%	0	2006
	11.153326	11.158713	0.05%	0	2005
	10.000000	11.153326	11.53%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.865444	7.542321	-36.43%	0	2008
	12.126207	11.865444	-2.15%	0	2007
	10.800173	12.126207	12.28%	0	2006
	10.766757	10.800173	0.31%	0	2005
	10.000000	10.766757	7.67%	0	2004*

128

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Types of Contracts

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

129

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan ; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory

130

maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount s contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

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•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the

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time of the distribution.  In general, the investment in the contract is equal to the purchase payment s made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  greater of (a) your account value immediately before the distribution (b) your Guaranteed Lifetime Amount immediately before the distribution, or (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

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Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code , an annuity contract may be exchange d tax-free for another annuity, provided that the oblige e (the person to whom the annuity obligation is owed) is the same for both contracts .   If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes: and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

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Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•           generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities

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after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do

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not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter (b)  the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

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Appendix D: State Variations Information

Described below are the variations to certain prospectus disclosures resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.   Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction. These variations are subject to change without notice and additional variations may be imposed as required by specific states.

Hawaii - Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

Maryland – The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

Guaranteed Term Options are not available.   See “ Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

Massachusetts   – Subsequent payments, if any, after the initial purchase payment must be made within three years of the initial Purchase payment.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

The waiver of CDSC attributable to disability under the “Additional Withdrawal Without Charge and Disability Waiver” is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The Hardship Waiver  is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The 10 Year and Disability Waiver is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

Minnesota - The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

New Jersey - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

New York   - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

The Beneficiary Protector Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector Option” earlier in this prospectus for more information.

Guaranteed Term Options are not available.   See “ Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Death Benefit Options” for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

The waiver of CDSC attributable to disability under the “Additional Withdrawal Without Charge and Disability Waiver” is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The Hardship Waiver  is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

North Dakota - The Beneficiary Protector Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector Option” earlier in this prospectus for more information .

138

Oregon - The 10 Year and Disability Waiver is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in the prospectus for more information.

Subsequent payments are not allowable under the contract.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

The Hardship Waiver of CDSC is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “CDSC Options and Charges” earlier in this prospectus for more information.

The Reduced Purchase Payment Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Reduced Purchase Payment Option” earlier in this prospectus for more information.

Pennsylvania - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

Guaranteed Term Options are not available.   See “ Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

Vermont - Joint owners are not limited to spouses.  See “Contract Ownership” subsection “Joint Ownership” earlier in this prospectus for more information.

Washington - The Beneficiary Protector Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection” Beneficiary Protector Option” earlier in this prospectus for more information.

Guaranteed Term Options are not available.   See “ Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

Subsequent payments, if any, after the initial purchase payment may only be made until the annuitant is 63 years of age.   After age 63, subsequent Purchase Payments will not be accepted.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

The Beneficiary must notify Nationwide of an election to receive the death benefit within 1 year of the annuitant’s death. See “Death Benefits” earlier in this prospectus for more information.

139

VA 9

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Balanced Fund - Series I (AVB)
44,442 shares (cost $424,380 )	$302,653
AIM VIF - Basic Value Fund - Series II (AVBV2)
927,100 shares (cost $7,900,098 )	3,773,295
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
5,046 shares (cost $116,047 )	85,230
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
65,574 shares (cost $1,755,902 )	1,089,178
AIM VIF - Capital Development Fund - Series II (AVCD2)
164,904 shares (cost $2,684,836 )	1,276,354
AIM VIF - Core Equity Fund - Series I (AVGI)
15,284 shares (cost $386,370 )	301,866
AIM VIF - Core Equity Fund - Series II (AVCE2)
64,001 shares (cost $1,556,109 )	1,255,694
AIM VIF - Global Health Care Fund - Series I (IVHS)
6,411 shares (cost $115,368 )	79,948
AIM VIF - Global Real Estate Fund - Series I (IVRE)
22,984 shares (cost $434,593 )	212,140
AIM VIF - Large Cap Growth Fund - Series I (AVLCG)
32,103 shares (cost $419,755 )	313,971
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
118,574 shares (cost $2,651,277 )	1,537,905
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
90,738 shares (cost $2,120,143 )	1,636,010
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
434,276 shares (cost $6,098,320 )	4,286,304
American Century VP - Income & Growth Fund - Class I (ACVIG)
15,733,970 shares (cost $103,041,128 )	75,837,735
American Century VP - Income & Growth Fund - Class II (ACVIG2)
339,037 shares (cost $2,307,870 )	1,630,766
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
6,756,524 shares (cost $71,062,201 )	66,889,589
American Century VP - International Fund - Class I (ACVI)
6,018,544 shares (cost $41,412,558 )	35,750,154
American Century VP - International Fund - Class III (ACVI3)
5,167,114 shares (cost $39,249,447 )	30,692,659
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
1,108,836 shares (cost $13,549,011 )	10,844,414
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
31,704 shares (cost $434,300 )	309,746
American Century VP - Ultra(R) Fund - Class I (ACVU1)
755,352 shares (cost $8,484,113 )	4,577,431
American Century VP - Ultra(R) Fund - Class II (ACVU2)
163,056 shares (cost $1,522,210 )	976,705
American Century VP - Value Fund - Class I (ACVV)
42,280,601 shares (cost $310,578,685 )	197,873,211
(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP - Value Fund - Class II (ACVV2)
900,432 shares (cost $6,706,739 )	$4,214,020
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
562,808 shares (cost $10,730,660 )	6,061,447
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
25,624 shares (cost $519,885 )	274,430
BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)
186,122 shares (cost $1,638,194 )	884,080
BB&T Variable Insurance Funds - Large Cap Fund (BBGI)
322,592 shares (cost $4,336,201 )	2,093,625
BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)
161,215 shares (cost $2,056,985 )	1,112,381
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
130,904 shares (cost $1,242,840 )	963,454
Credit Suisse Trust - International Focus Portfolio (WIEP)
358,524 shares (cost $3,220,136 )	3,287,660
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
614,281 shares (cost $8,109,055 )	4,643,963
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2,905,936 shares (cost $42,264,523 )	30,105,498
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
14,586,788 shares (cost $384,825,171 )	335,204,387
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2,040,483 shares (cost $73,303,706 )	58,929,148
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
72,557 shares (cost $2,528,798 )	2,082,398
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
6,503 shares (cost $244,245 )	123,615
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
26,810 shares (cost $370,361 )	235,662
Federated IS - American Leaders Fund II - Service Class (FALFS)
24,921 shares (cost $400,305 )	201,609
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
120,658 shares (cost $621,790 )	612,944
Federated IS - High Income Bond II - Service Class (FHIBS)
542,755 shares (cost $3,899,218 )	2,719,204
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
462,036 shares (cost $4,607,658 )	4,620,356
Federated IS - Quality Bond Fund II - Primary Class (FQB)
16,086,800 shares (cost $183,020,405 )	160,867,997
Federated IS - Quality Bond Fund II - Service Class (FQBS)
642,598 shares (cost $7,271,049 )	6,393,853
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
20,326,270 shares (cost $453,969,758 )	267,087,187
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
544,719 shares (cost $12,312,229 )	7,081,350
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
6,988,557 shares (cost $193,352,074 )	164,021,424

(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
122,128 shares (cost $3,833,346 )	$2,846,793
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
14,870,175 shares (cost $90,892,248 )	58,588,489
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
6,220,734 shares (cost $30,545,874 )	24,447,486
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
1,892,867 shares (cost $30,720,452 )	22,941,544
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
430,923 shares (cost $7,950,276 )	5,162,454
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
3,469,102 shares (cost $68,033,797 )	41,976,139
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
23,136,637 shares (cost $587,838,303 )	354,684,647
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
648,974 shares (cost $17,027,682 )	9,825,474
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
4,666,778 shares (cost $57,359,749 )	54,834,637
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
1,927,050 shares (cost $28,760,574 )	19,212,681
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
1,359,541 shares (cost $41,997,609 )	24,920,389
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
433,354 shares (cost $12,741,435 )	7,852,371
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2,195,334 shares (cost $25,800,460 )	10,801,043
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
202,927 shares (cost $2,371,912 )	1,006,520
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
1,770,936 shares (cost $41,378,614 )	20,188,667
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
978,820 shares (cost $10,988,799 )	8,055,688
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,714 shares (cost $29,353 )	22,286
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
678,910 shares (cost $7,734,887 )	5,227,611
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
9,328 shares (cost $102,657 )	71,734
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
333,084 shares (cost $4,036,664 )	2,371,557
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
41,120 shares (cost $478,952 )	292,361
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
844,813 shares (cost $11,522,775 )	5,085,771
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
4,219 shares (cost $58,819 )	45,400
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
902,929 shares (cost $16,245,942 )	9,661,339

(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
182,282 shares (cost $1,118,907 )	$1,022,600
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2,472,316 shares (cost $41,531,265 )	42,251,873
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
3,036,346 shares (cost $52,502,803 )	34,432,159
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
48,279 shares (cost $878,062 )	662,394
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,403,695 shares (cost $20,771,327 )	14,808,983
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
27,576,526 shares (cost $226,250,078 )	228,192,994
Ivy Fund VIP, Inc. - Balanced (WRBP)
8,086,900 shares (cost $56,170,490 )	62,236,779
Ivy Fund VIP, Inc. - Bond (WRBDP)
22,286,170 shares (cost $120,957,147 )	118,945,746
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
16,986,438 shares (cost $166,643,205 )	137,775,299
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
4,780,960 shares (cost $31,658,463 )	24,437,400
Ivy Fund VIP, Inc. - Energy (WRENG)
2,053,947 shares (cost $13,152,790 )	7,688,743
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
7,527,101 shares (cost $52,697,235 )	24,916,211
Ivy Fund VIP, Inc. - Growth (WRGP)
20,108,473 shares (cost $154,762,859 )	151,877,285
Ivy Fund VIP, Inc. - High Income (WRHIP)
22,919,059 shares (cost $75,885,341 )	56,933,235
Ivy Fund VIP, Inc. - International Growth (WRIP)
7,209,211 shares (cost $45,818,463 )	43,291,314
Ivy Fund VIP, Inc. - International Value (WRI2P)
1,403,279 shares (cost $29,906,964 )	17,486,675
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
252,255 shares (cost $4,801,693 )	2,803,107
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2,094,414 shares (cost $13,654,273 )	9,436,594
Ivy Fund VIP, Inc. - Money Market (WRMMP)
67,549,413 shares (cost $67,549,413 )	67,549,413
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
1,474,089 shares (cost $7,423,474 )	6,466,975
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2,297,627 shares (cost $17,657,851 )	9,888,987
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
6,561,115 shares (cost $85,294,387 )	74,961,393
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
10,461,541 shares (cost $88,879,579 )	63,745,310
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
757,168 shares (cost $11,366,019 )	7,788,765

(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Ivy Fund VIP, Inc. - Value (WRVP)
14,959,379 shares (cost $83,663,314 )	$62,136,771
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
3,849 shares (cost $101,638 )	91,405
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
4,661,549 shares (cost $131,306,981 )	105,910,395
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
4,968,938 shares (cost $18,150,825 )	14,409,920
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2,934,592 shares (cost $11,972,229 )	8,686,391
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
203,122 shares (cost $2,514,640 )	1,608,724
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2,085,367 shares (cost $58,964,638 )	54,240,414
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2,355,447 shares (cost $114,319,102 )	61,594,931
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
617,925 shares (cost $17,381,448 )	11,691,148
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2,719,203 shares (cost $34,839,207 )	29,122,660
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
21,200 shares (cost $192,989 )	147,338
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
406,121 shares (cost $2,324,340 )	1,299,589
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
87,838 shares (cost $1,206,265 )	703,583
MFS(R) VIT - Value Series - Service Class (MVFSC)
2,969,090 shares (cost $41,408,319 )	28,711,100
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2,398,822 shares (cost $44,787,366 )	31,208,668
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
3,212,831 shares (cost $35,786,312 )	30,618,281
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
1,308,465 shares (cost $30,989,439 )	19,548,467
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
648,571 shares (cost $42,024,121 )	23,964,700
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
282,712 shares (cost $10,993,955 )	7,421,189
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
196,846 shares (cost $1,747,545 )	1,293,279
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
374,309 shares (cost $3,404,779 )	3,035,647
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
561,608 shares (cost $5,315,007 )	4,172,747
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
285,407 shares (cost $2,713,751 )	2,605,762
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
722,963 shares (cost $6,677,177 )	5,617,423

(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
321,077 shares (cost $2,866,720 )	$2,273,226
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
439,703 shares (cost $3,857,125 )	3,724,287
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
119,879 shares (cost $1,154,348 )	1,161,626
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
10,387 shares (cost $98,978 )	100,443
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
6,837,767 shares (cost $53,519,784 )	34,120,456
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
7,774,271 shares (cost $46,822,228 )	38,715,872
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
244,758 shares (cost $3,225,054 )	1,725,545
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
5,702,904 shares (cost $93,011,695 )	40,091,418
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
98,817 shares (cost $1,594,301 )	694,680
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2,936 shares (cost $33,993 )	22,842
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2,032,722 shares (cost $22,862,045 )	15,875,558
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
130,482 shares (cost $1,038,523 )	815,508
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
3,896,217 shares (cost $45,037,855 )	24,390,316
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
4,808 shares (cost $54,378 )	30,048
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
972,598 shares (cost $7,999,331 )	8,033,657
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
758,555 shares (cost $11,721,623 )	6,265,661
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
585 shares (cost $6,845 )	3,352
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
787,539 shares (cost $7,798,692 )	4,512,598
Nationwide VIT - Government Bond Fund - Class I (GBF)
33,673,103 shares (cost $390,798,342 )	404,413,966
Nationwide VIT - Government Bond Fund - Class II (GBF2)
1,090,853 shares (cost $12,893,269 )	13,057,505
Nationwide VIT - Growth Fund - Class I (CAF)
2,971,396 shares (cost $28,628,685 )	26,326,564
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
8,353 shares (cost $87,130 )	67,489
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2,235,663 shares (cost $24,865,005 )	18,108,869
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
282,518 shares (cost $3,175,112 )	1,825,069

(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
6,889,431 shares (cost $79,289,646 )	$47,468,181
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
7,756,553 shares (cost $79,453,744 )	71,903,250
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
32,800,602 shares (cost $357,574,693 )	277,493,094
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
18,659,752 shares (cost $216,291,318 )	148,531,625
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
12,521,526 shares (cost $134,830,282 )	110,815,502
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
8,216,065 shares (cost $74,399,187 )	57,512,455
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
56,533 shares (cost $542,264 )	552,326
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
1,460,563 shares (cost $37,738,158 )	25,603,675
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
9,876,379 shares (cost $163,060,904 )	111,109,268
Nationwide VIT - Money Market Fund - Class I (SAM)
687,916,991 shares (cost $687,916,991 )	687,916,991
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
603,677 shares (cost $5,706,895 )	3,869,570
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
299 shares (cost $4,060 )	2,301
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2,732,619 shares (cost $44,045,268 )	21,041,167
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
113,686 shares (cost $1,824,035 )	871,968
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
8,322 shares (cost $69,816 )	56,093
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
14,192 shares (cost $90,142 )	93,808
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
232,710 shares (cost $2,343,162 )	1,535,885
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
434,382 shares (cost $4,267,583 )	3,071,081
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,808,457 shares (cost $45,262,892 )	27,101,614
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
62,098 shares (cost $863,405 )	589,306
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
18,280,045 shares (cost $213,181,054 )	121,013,895
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
200,300 shares (cost $2,321,537 )	1,309,963
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
10,963,156 shares (cost $231,829,230 )	117,963,568
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
244,571 shares (cost $4,963,394 )	2,575,337

(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Nationwide Fund - Class I (TRF)
18,882,980 shares (cost $189,016,522 )	$123,117,025
Nationwide VIT - Nationwide Fund - Class II (TRF2)
103,272 shares (cost $1,048,061 )	671,270
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
283 shares (cost $3,549 )	1,830
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
933,279 shares (cost $12,652,803 )	6,047,648
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
23,642 shares (cost $159,260 )	130,978
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
996,609 shares (cost $8,982,376 )	6,418,163
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
210,721 shares (cost $2,077,026 )	2,058,749
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
336,254 shares (cost $1,202,064 )	749,846
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
1,731,731 shares (cost $7,734,166 )	3,896,394
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
50,936 shares (cost $533,848 )	303,581
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
1,286,594 shares (cost $13,482,228 )	7,732,431
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
4,651,503 shares (cost $47,183,608 )	32,514,006
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
10,155,263 shares (cost $96,214,380 )	74,336,525
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
153,315 shares (cost $1,101,694 )	875,426
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
3,134,162 shares (cost $42,587,138 )	39,020,323
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
218,809 shares (cost $2,826,370 )	1,595,118
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
4,128,211 shares (cost $72,559,960 )	66,629,324
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
6,427,597 shares (cost $109,597,918 )	45,700,215
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
261,501 shares (cost $4,614,815 )	2,411,039
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
128,053 shares (cost $1,582,712 )	1,069,245
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
365,312 shares (cost $5,987,798 )	3,430,280
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
4,978,958 shares (cost $149,875,348 )	127,809,828
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
119,235 shares (cost $3,845,266 )	3,030,942
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
4,518,018 shares (cost $133,285,852 )	91,896,495

(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
3,273,864 shares (cost $74,251,773 )	$66,164,787
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
149,060 shares (cost $3,153,008 )	2,984,184
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
209,838 shares (cost $972,994 )	329,445
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
81,313 shares (cost $650,571 )	128,474
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
14,768 shares (cost $122,482 )	23,334
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
548,070 shares (cost $9,286,117 )	5,836,946
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
13,375 shares (cost $215,472 )	140,971
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
8,268,138 shares (cost $148,182,945 )	120,384,089
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
209,304 shares (cost $4,044,328 )	3,018,169
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
1,932,709 shares (cost $76,450,679 )	53,226,795
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
914,691 shares (cost $4,860,661 )	4,170,990
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
59,978 shares (cost $766,424 )	675,357
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
172,109 shares (cost $1,814,254 )	1,774,447
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
1,113 shares (cost $26,094 )	12,769
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
72,355 shares (cost $837,430 )	436,300
SBL Fund - Series D (Global Series) (SBLD)
22,471 shares (cost $242,850 )	166,288
SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)
3,570 shares (cost $91,254 )	60,010
SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)
7,456 shares (cost $140,493 )	106,768
SBL Fund - Series O (All Cap Value Series) (SBLO)
57,399 shares (cost $1,141,871 )	825,970
SBL Fund - Series P (High Yield Series) (SBLP)
9,633 shares (cost $180,141 )	129,367
SBL Fund - Series Q (Small Cap Value Series) (SBLQ)
26,020 shares (cost $716,763 )	460,558
SBL Fund - Series V (Mid Cap Value Series) (SBLV)
38,931 shares (cost $1,819,651 )	1,326,758
SBL Fund - Series X (Small Cap Growth Series) (SBLX)
2,101 shares (cost $28,629 )	22,560
SBL Fund - Series Y (Select 25 Series) (SBLY)
2,266 shares (cost $16,036 )	14,500

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
1,749,954 shares (cost $18,798,634 )	$11,724,694
T. Rowe Price Equity Income Portfolio - II (TREI2)
1,044,984 shares (cost $23,994,562 )	14,953,719
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
3,439,239 shares (cost $16,935,823 )	16,611,523
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,025,391 shares (cost $47,816,918 )	40,224,259
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
4,902 shares (cost $119,429 )	96,610
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
1,442,242 shares (cost $22,731,971 )	8,465,959
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
1,825,543 shares (cost $30,182,862 )	10,734,188
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
1,198,044 shares (cost $39,822,073 )	22,451,353
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
590,500 shares (cost $14,755,653 )	11,071,873
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
70,630 shares (cost $1,583,409 )	1,194,359
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
1,032,402 shares (cost $12,001,570 )	8,486,348
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
775,807 shares (cost $7,879,149 )	7,688,249
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
89,284 shares (cost $1,006,945 )	875,878
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2,027,026 shares (cost $16,303,269 )	13,114,860
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
1,633,543 shares (cost $20,311,821 )	9,490,884
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
11,658,279 shares (cost $216,795,194 )	95,714,470
Victory VIF - Diversified Stock Fund - Class A (VYDS)
850,261 shares (cost $8,622,370 )	5,917,818
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
6,667,207 shares (cost $120,782,239 )	67,738,819

Total Investments	7,651,699,355

Total Assets	7,651,699,355
Liabilities
Accounts Payable - Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)	7,435
Other Payables	85,213

$7,651,606,707

Contract Owners’ Equity:
Accumulation units	7,583,928,213
Contracts in payout (annuitization) period	67,678,494

Total Contract Owners’ Equity (note 5)	$7,651,606,707

See accompanying notes to financial statements.

11

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2
Reinvested dividends	$201,625,832	19,698	30,297	-	-	-	8,619	31,101
Mortality and expense risk charges (note 2)	(132,702,159)	(5,937)	(107,110)	(1,795)	(26,594)	(30,464)	(6,870)	(27,042)

Net investment income (loss)	68,923,673	13,761	(76,813)	(1,795)	(26,594)	(30,464)	1,749	4,059

Proceeds from mutual fund shares sold	3,882,482,842	134,801	4,407,678	34,038	688,156	2,014,852	172,902	285,653
Cost of mutual fund shares sold	(3,740,722,737)	(108,941)	(4,913,040)	(30,959)	(723,744)	(2,784,399)	(165,264)	(280,576)

Realized gain (loss) on investments	141,760,105	25,860	(505,362)	3,079	(35,588)	(769,547)	7,638	5,077
Change in unrealized gain (loss) on investments	(4,994,288,537)	(244,254)	(4,720,063)	(78,127)	(806,991)	(916,556)	(179,854)	(523,309)

Net gain (loss) on investments	(4,852,528,432)	(218,394)	(5,225,425)	(75,048)	(842,579)	(1,686,103)	(172,216)	(518,232)

Reinvested capital gains	614,502,928	-	1,178,385	-	-	274,055	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,169,101,831)	(204,633)	(4,123,853)	(76,843)	(869,173)	(1,442,512)	(170,467)	(514,173)

Investment Activity:	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2
Reinvested dividends	$-	18,128	51	43,589	-	17,153	2,465,574	46,542
Mortality and expense risk charges (note 2)	(773)	(3,659)	(5,658)	(44,660)	(43,769)	(82,637)	(1,344,481)	(46,492)

Net investment income (loss)	(773)	14,469	(5,607)	(1,071)	(43,769)	(65,484)	1,121,093	50

Proceeds from mutual fund shares sold	32,845	169,993	97,401	602,439	552,351	2,873,932	34,366,810	1,035,123
Cost of mutual fund shares sold	(29,703)	(260,874)	(84,502)	(698,644)	(429,391)	(3,433,066)	(27,927,007)	(868,127)

Realized gain (loss) on investments	3,142	(90,881)	12,899	(96,205)	122,960	(559,134)	6,439,803	166,996
Change in unrealized gain (loss) on investments	(43,543)	(126,275)	(210,842)	(1,648,837)	(1,292,206)	(2,477,429)	(69,775,284)	(1,552,658)

Net gain (loss) on investments	(40,401)	(217,156)	(197,943)	(1,745,042)	(1,169,246)	(3,036,563)	(63,335,481)	(1,385,662)

Reinvested capital gains	20,469	28,017	-	449,753	-	403,989	14,770,934	321,760

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,705)	(174,670)	(203,550)	(1,296,360)	(1,213,015)	(2,698,058)	(47,443,454)	(1,063,852)

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV
Reinvested dividends	$3,544,950	528,450	459,655	11,217	234	-	-	7,110,662
Mortality and expense risk charges (note 2)	(861,565)	(664,495)	(632,805)	(155,584)	(5,200)	(94,521)	(25,716)	(3,292,462)

Net investment income (loss)	2,683,385	(136,045)	(173,150)	(144,367)	(4,966)	(94,521)	(25,716)	3,818,200

Proceeds from mutual fund shares sold	29,628,098	18,441,673	15,980,804	20,134,149	55,813	9,550,881	186,593	96,759,088
Cost of mutual fund shares sold	(30,609,840)	(13,005,196)	(9,150,072)	(23,394,184)	(64,194)	(9,625,356)	(175,250)	(112,394,140)

Realized gain (loss) on investments	(981,742)	5,436,477	6,830,732	(3,260,035)	(8,381)	(74,475)	11,343	(15,635,052)
Change in unrealized gain (loss) on investments	(5,011,522)	(45,224,268)	(41,306,793)	(1,609,587)	(82,441)	(5,487,492)	(963,949)	(110,623,679)

Net gain (loss) on investments	(5,993,264)	(39,787,791)	(34,476,061)	(4,869,622)	(90,822)	(5,561,967)	(952,606)	(126,258,731)

Reinvested capital gains	-	6,207,427	5,399,322	-	-	1,367,195	228,647	37,750,498

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,309,879)	(33,716,409)	(29,249,889)	(5,013,989)	(95,788)	(4,289,293)	(749,675)	(84,690,033)

Investment Activity:	ACVV2	ACVVS1	ACVVS2	BBCMAG	BBGI	BBCA	WVCP	WIEP
Reinvested dividends	$139,520	-	-	19,198	54,198	-	29,674	85,539
Mortality and expense risk charges (note 2)	(105,895)	(185,543)	(7,165)	(19,838)	(46,197)	(32,507)	(17,633)	(51,099)

Net investment income (loss)	33,625	(185,543)	(7,165)	(640)	8,001	(32,507)	12,041	34,440

Proceeds from mutual fund shares sold	1,535,582	33,876,148	56,563	536,794	1,467,805	1,253,047	566,430	1,119,431
Cost of mutual fund shares sold	(1,761,515)	(38,519,931)	(58,266)	(513,162)	(1,425,708)	(854,227)	(485,561)	(726,278)

Realized gain (loss) on investments	(225,933)	(4,643,783)	(1,703)	23,632	42,097	398,820	80,869	393,153
Change in unrealized gain (loss) on investments	(2,455,562)	(6,940,815)	(277,587)	(987,215)	(2,360,377)	(2,399,080)	(1,098,985)	(2,977,267)

Net gain (loss) on investments	(2,681,495)	(11,584,598)	(279,290)	(963,583)	(2,318,280)	(2,000,260)	(1,018,116)	(2,584,114)

Reinvested capital gains	791,520	937,197	22,132	315,512	715,977	445,954	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,856,350)	(10,832,944)	(264,323)	(648,711)	(1,594,302)	(1,586,813)	(1,006,075)	(2,549,674)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WGIP	DVSCS	DSIF	DCAP	DCAPS	DSC	DVIV	FALFS
Reinvested dividends	$193,523	309,635	10,480,556	1,691,911	50,229	3,421	10,179	4,616
Mortality and expense risk charges (note 2)	(70,655)	(435,276)	(5,794,109)	(923,470)	(53,539)	(5,005)	(4,921)	(6,227)

Net investment income (loss)	122,868	(125,641)	4,686,447	768,441	(3,310)	(1,584)	5,258	(1,611)

Proceeds from mutual fund shares sold	1,878,829	23,537,410	138,986,910	26,345,659	517,952	246,816	109,367	165,934
Cost of mutual fund shares sold	(2,098,602)	(31,501,187)	(128,147,979)	(23,593,093)	(413,670)	(249,972)	(88,266)	(228,186)

Realized gain (loss) on investments	(219,773)	(7,963,777)	10,838,931	2,752,566	104,282	(3,156)	21,101	(62,252)
Change in unrealized gain (loss) on investments	(3,569,481)	(12,699,776)	(242,978,746)	(37,321,094)	(1,329,441)	(108,755)	(270,718)	(168,143)

Net gain (loss) on investments	(3,789,254)	(20,663,553)	(232,139,815)	(34,568,528)	(1,225,159)	(111,911)	(249,617)	(230,395)

Reinvested capital gains	617,366	5,358,539	-	6,302,421	217,910	20,497	77,762	89,742

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,049,020)	(15,430,655)	(227,453,368)	(27,497,666)	(1,010,559)	(92,998)	(166,597)	(142,264)

Investment Activity:	FCA2S	FHIBS	FVMOS	FQB	FQBS	FEIS	FEI2	FGS
Reinvested dividends	$172	376,295	83,736	11,180,317	374,640	9,508,631	239,641	1,853,491
Mortality and expense risk charges (note 2)	(16,499)	(71,637)	(55,807)	(2,488,851)	(137,562)	(5,296,081)	(209,728)	(3,294,531)

Net investment income (loss)	(16,327)	304,658	27,929	8,691,466	237,078	4,212,550	29,913	(1,441,040)

Proceeds from mutual fund shares sold	181,969	2,123,290	6,649,787	75,654,322	1,815,220	141,298,611	2,646,630	97,708,908
Cost of mutual fund shares sold	(124,387)	(2,429,506)	(7,141,862)	(81,739,493)	(1,999,634)	(144,323,145)	(2,458,927)	(78,634,013)

Realized gain (loss) on investments	57,582	(306,216)	(492,075)	(6,085,171)	(184,414)	(3,024,534)	187,703	19,074,895
Change in unrealized gain (loss) on investments	(362,868)	(1,125,283)	10,775	(19,282,293)	(744,969)	(236,726,233)	(6,308,647)	(188,540,707)

Net gain (loss) on investments	(305,286)	(1,431,499)	(481,300)	(25,367,464)	(929,383)	(239,750,767)	(6,120,944)	(169,465,812)

Reinvested capital gains	19,715	-	-	-	-	514,978	12,641	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(301,898)	(1,126,841)	(453,371)	(16,675,998)	(692,305)	(235,023,239)	(6,078,390)	(170,906,852)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FG2	FHIS	FHISR	FOS	FO2R	FOSR	FCS	FC2
Reinvested dividends	$26,049	6,593,024	1,927,512	866,002	185,240	1,597,648	4,658,258	114,146
Mortality and expense risk charges (note 2)	(88,676)	(1,022,773)	(300,299)	(410,602)	(164,100)	(857,686)	(6,751,899)	(284,091)

Net investment income (loss)	(62,627)	5,570,251	1,627,213	455,400	21,140	739,962	(2,093,641)	(169,945)

Proceeds from mutual fund shares sold	970,607	36,535,050	36,744,436	10,527,518	2,133,795	23,768,426	162,812,635	3,427,041
Cost of mutual fund shares sold	(645,214)	(41,574,952)	(40,729,983)	(7,912,362)	(1,415,207)	(21,220,977)	(144,999,550)	(2,902,558)

Realized gain (loss) on investments	325,393	(5,039,902)	(3,985,547)	2,615,156	718,588	2,547,449	17,813,085	524,483
Change in unrealized gain (loss) on investments	(3,061,729)	(23,551,722)	(3,827,678)	(28,627,790)	(6,814,774)	(52,561,281)	(342,025,884)	(9,186,346)

Net gain (loss) on investments	(2,736,336)	(28,591,624)	(7,813,225)	(26,012,634)	(6,096,186)	(50,013,832)	(324,212,799)	(8,661,863)

Reinvested capital gains	-	-	-	4,945,362	1,139,337	9,580,938	18,511,927	482,988

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,798,963)	(23,021,373)	(6,186,012)	(20,611,872)	(4,935,709)	(39,692,932)	(307,794,513)	(8,348,820)

Investment Activity:	FIGBS	FGOS	FMCS	FMC2	FVSS	FVSS2	FNRS2	FF10S
Reinvested dividends	$2,715,477	117,397	128,500	29,564	124,354	9,024	-	276,186
Mortality and expense risk charges (note 2)	(755,226)	(408,404)	(449,942)	(226,497)	(253,334)	(34,194)	(533,285)	(116,722)

Net investment income (loss)	1,960,251	(291,007)	(321,442)	(196,933)	(128,980)	(25,170)	(533,285)	159,464

Proceeds from mutual fund shares sold	20,813,889	14,000,442	13,716,245	2,698,402	9,793,801	497,699	24,559,010	4,111,162
Cost of mutual fund shares sold	(21,590,190)	(12,439,294)	(17,710,278)	(1,925,654)	(14,086,703)	(752,126)	(27,148,601)	(5,004,206)

Realized gain (loss) on investments	(776,301)	1,561,148	(3,994,033)	772,748	(4,292,902)	(254,427)	(2,589,591)	(893,044)
Change in unrealized gain (loss) on investments	(4,238,529)	(28,851,921)	(19,917,178)	(8,622,741)	(13,916,186)	(1,338,765)	(27,519,089)	(2,834,252)

Net gain (loss) on investments	(5,014,830)	(27,290,773)	(23,911,211)	(7,849,993)	(18,209,088)	(1,593,192)	(30,108,680)	(3,727,296)

Reinvested capital gains	53,666	-	5,975,426	2,176,437	5,056,892	426,394	1,407,632	397,980

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,000,913)	(27,581,780)	(18,257,227)	(5,870,489)	(13,281,176)	(1,191,968)	(29,234,333)	(3,169,852)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3	TIF2	TIF3
Reinvested dividends	$726	170,533	2,213	71,194	8,292	326,215	1,551	374,563
Mortality and expense risk charges (note 2)	(345)	(76,880)	(1,182)	(36,851)	(5,975)	(140,845)	(877)	(164,449)

Net investment income (loss)	381	93,653	1,031	34,343	2,317	185,370	674	210,114

Proceeds from mutual fund shares sold	18,286	3,069,394	9,111	1,080,407	87,212	13,848,989	24,724	4,851,231
Cost of mutual fund shares sold	(17,669)	(3,501,979)	(9,585)	(1,233,327)	(115,036)	(16,534,213)	(17,018)	(5,789,449)

Realized gain (loss) on investments	617	(432,585)	(474)	(152,920)	(27,824)	(2,685,224)	7,706	(938,218)
Change in unrealized gain (loss) on investments	(9,661)	(2,482,108)	(33,780)	(1,629,441)	(190,095)	(8,166,063)	(48,524)	(7,688,911)

Net gain (loss) on investments	(9,044)	(2,914,693)	(34,254)	(1,782,361)	(217,919)	(10,851,287)	(40,818)	(8,627,129)

Reinvested capital gains	1,188	358,206	3,596	228,388	26,641	2,366,707	6,350	1,445,923

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,475)	(2,462,834)	(29,627)	(1,519,630)	(188,961)	(8,299,210)	(33,794)	(6,971,092)

Investment Activity:	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	WRASP	WRBP	WRBDP
Reinvested dividends	$28,398	1,770,260	2,980,720	16,309	215,463	1,236,892	77,630	109,249
Mortality and expense risk charges (note 2)	(3,969)	(539,128)	(633,281)	(13,831)	(211,421)	(3,849,184)	(1,026,723)	(1,568,991)

Net investment income (loss)	24,429	1,231,132	2,347,439	2,478	4,042	(2,612,292)	(949,093)	(1,459,742)

Proceeds from mutual fund shares sold	591,968	17,429,669	25,118,654	206,244	18,408,925	41,025,372	18,534,450	22,227,676
Cost of mutual fund shares sold	(704,829)	(16,139,734)	(29,046,526)	(200,203)	(24,172,184)	(24,805,783)	(14,402,308)	(23,306,003)

Realized gain (loss) on investments	(112,861)	1,289,935	(3,927,872)	6,041	(5,763,259)	16,219,589	4,132,142	(1,078,327)
Change in unrealized gain (loss) on investments	(96,307)	(1,091,876)	(17,396,908)	(292,640)	(3,889,596)	(123,515,090)	(22,916,709)	1,094,768

Net gain (loss) on investments	(209,168)	198,059	(21,324,780)	(286,599)	(9,652,855)	(107,295,501)	(18,784,567)	16,441

Reinvested capital gains	28,167	-	1,248,095	7,040	1,492,261	20,330,014	54,179	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(156,572)	1,429,191	(17,729,246)	(277,081)	(8,156,552)	(89,577,779)	(19,679,481)	(1,443,301)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P
Reinvested dividends	$331,354	26,741	11,261	696,862	-	450,688	154,609	123,126
Mortality and expense risk charges (note 2)	(2,587,902)	(458,162)	(150,582)	(737,479)	(2,865,797)	(923,389)	(880,274)	(372,232)

Net investment income (loss)	(2,256,548)	(431,421)	(139,321)	(40,617)	(2,865,797)	(472,701)	(725,665)	(249,106)

Proceeds from mutual fund shares sold	42,007,367	7,336,980	2,677,313	9,633,411	45,948,579	13,080,796	13,156,102	8,957,280
Cost of mutual fund shares sold	(37,431,671)	(5,814,991)	(2,254,521)	(7,291,828)	(37,812,577)	(14,196,344)	(8,792,634)	(9,923,673)

Realized gain (loss) on investments	4,575,696	1,521,989	422,792	2,341,583	8,136,002	(1,115,548)	4,363,468	(966,393)
Change in unrealized gain (loss) on investments	(90,860,666)	(16,387,185)	(7,561,825)	(47,372,142)	(105,511,623)	(16,350,585)	(40,979,851)	(14,803,484)

Net gain (loss) on investments	(86,284,970)	(14,865,196)	(7,139,033)	(45,030,559)	(97,375,621)	(17,466,133)	(36,616,383)	(15,769,877)

Reinvested capital gains	5,051,921	49,185	12,285	2,831,602	2,105,992	-	1,289,104	489,117

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,489,597)	(15,247,432)	(7,266,069)	(42,239,574)	(98,135,426)	(17,938,834)	(36,052,944)	(15,529,866)

Investment Activity:	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$-	4,117	1,133,337	71,868	86,137	-	-	18,956
Mortality and expense risk charges (note 2)	(59,902)	(174,199)	(703,686)	(102,909)	(212,291)	(1,384,958)	(1,215,642)	(123,082)

Net investment income (loss)	(59,902)	(170,082)	429,651	(31,041)	(126,154)	(1,384,958)	(1,215,642)	(104,126)

Proceeds from mutual fund shares sold	1,207,303	3,386,108	19,700,652	2,813,337	4,675,625	20,260,981	20,500,297	2,805,152
Cost of mutual fund shares sold	(1,204,651)	(3,376,059)	(19,700,652)	(3,019,915)	(5,220,559)	(16,238,842)	(15,823,401)	(3,656,074)

Realized gain (loss) on investments	2,652	10,049	-	(206,578)	(544,934)	4,022,139	4,676,896	(850,922)
Change in unrealized gain (loss) on investments	(2,860,331)	(5,895,996)	-	(756,628)	(6,294,814)	(49,372,796)	(52,623,308)	(2,292,457)

Net gain (loss) on investments	(2,857,679)	(5,885,947)	-	(963,206)	(6,839,748)	(45,350,657)	(47,946,412)	(3,143,379)

Reinvested capital gains	-	175,165	-	-	248,914	2,785,882	1,320,347	184,322

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,917,581)	(5,880,864)	429,651	(994,247)	(6,716,988)	(43,949,733)	(47,841,707)	(3,063,183)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRVP	JABS	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2
Reinvested dividends	$200,894	1,459	19,551	20,592	12,852	15,789	2,807,514	3,516,082
Mortality and expense risk charges (note 2)	(1,186,631)	(619)	(2,134,314)	(259,481)	(168,593)	(29,694)	(1,169,990)	(1,514,733)

Net investment income (loss)	(985,737)	840	(2,114,763)	(238,889)	(155,741)	(13,905)	1,637,524	2,001,349

Proceeds from mutual fund shares sold	19,086,324	7,265	71,976,761	7,426,563	5,076,076	1,213,700	34,262,171	51,424,835
Cost of mutual fund shares sold	(16,158,129)	(7,095)	(35,948,386)	(6,736,288)	(4,388,989)	(1,462,407)	(15,820,809)	(31,302,163)

Realized gain (loss) on investments	2,928,195	170	36,028,375	690,275	687,087	(248,707)	18,441,362	20,122,672
Change in unrealized gain (loss) on investments	(39,058,141)	(17,008)	(128,871,167)	(13,793,583)	(8,720,454)	(954,111)	(102,734,913)	(122,594,162)

Net gain (loss) on investments	(36,129,946)	(16,838)	(92,842,792)	(13,103,308)	(8,033,367)	(1,202,818)	(84,293,551)	(102,471,490)

Reinvested capital gains	629,272	1,928	-	-	-	147,027	15,048,524	18,856,175

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,486,411)	(14,070)	(94,957,555)	(13,342,197)	(8,189,108)	(1,069,696)	(67,607,503)	(81,613,966)

Investment Activity:	JPMCVP	AMTB	MIGSC	MMCGSC	MNDSC	MVFSC	GVAAA2	GVABD2
Reinvested dividends	$218,993	1,649,593	629	-	-	426,787	979,804	1,790,745
Mortality and expense risk charges (note 2)	(225,069)	(498,764)	(2,701)	(41,644)	(19,405)	(492,405)	(539,845)	(446,541)

Net investment income (loss)	(6,076)	1,150,829	(2,072)	(41,644)	(19,405)	(65,618)	439,959	1,344,204

Proceeds from mutual fund shares sold	9,889,472	30,861,655	24,813	334,152	199,364	11,802,147	15,530,438	33,333,011
Cost of mutual fund shares sold	(10,381,621)	(31,699,038)	(22,238)	(255,071)	(212,255)	(12,647,165)	(17,107,540)	(35,205,209)

Realized gain (loss) on investments	(492,149)	(837,383)	2,575	79,081	(12,891)	(845,018)	(1,577,102)	(1,872,198)
Change in unrealized gain (loss) on investments	(8,443,606)	(6,412,462)	(104,015)	(1,819,815)	(676,408)	(16,140,076)	(14,412,669)	(3,720,930)

Net gain (loss) on investments	(8,935,755)	(7,249,845)	(101,440)	(1,740,734)	(689,299)	(16,985,094)	(15,989,771)	(5,593,128)

Reinvested capital gains	1,484,506	-	10,494	319,435	214,547	1,745,231	500,454	26,029

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,457,325)	(6,099,016)	(93,018)	(1,462,943)	(494,157)	(15,305,481)	(15,049,358)	(4,222,895)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$739,284	711,475	204,117	17,188	37,528	60,855	36,782	66,058
Mortality and expense risk charges (note 2)	(334,645)	(422,909)	(98,303)	(7,957)	(17,732)	(31,004)	(16,110)	(26,281)

Net investment income (loss)	404,639	288,566	105,814	9,231	19,796	29,851	20,672	39,777

Proceeds from mutual fund shares sold	6,524,095	7,472,066	1,987,862	127,917	779,372	787,162	1,774,922	364,720
Cost of mutual fund shares sold	(7,005,758)	(8,389,985)	(2,757,789)	(179,385)	(1,007,576)	(1,121,680)	(1,913,474)	(443,306)

Realized gain (loss) on investments	(481,663)	(917,919)	(769,927)	(51,468)	(228,204)	(334,518)	(138,552)	(78,586)
Change in unrealized gain (loss) on investments	(14,244,214)	(21,230,930)	(3,310,354)	(454,266)	(369,131)	(1,142,261)	(107,989)	(1,059,754)

Net gain (loss) on investments	(14,725,877)	(22,148,849)	(4,080,281)	(505,734)	(597,335)	(1,476,779)	(246,541)	(1,138,340)

Reinvested capital gains	911,284	2,103,079	2,817	28,153	13,371	40,598	4,461	37,784

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,409,954)	(19,757,204)	(3,971,650)	(468,350)	(564,168)	(1,406,330)	(221,408)	(1,060,779)

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM	GEM3
Reinvested dividends	$28,127	34,593	20,676	1,742	4,703,871	2,698,301	40,621	1,010,087
Mortality and expense risk charges (note 2)	(12,190)	(12,560)	(4,488)	(429)	(629,074)	(417,475)	(41,573)	(1,111,463)

Net investment income (loss)	15,937	22,033	16,188	1,313	4,074,797	2,280,826	(952)	(101,376)

Proceeds from mutual fund shares sold	597,611	953,361	1,106,658	1,810	21,333,634	34,025,087	1,758,974	57,341,879
Cost of mutual fund shares sold	(735,038)	(1,039,498)	(1,108,403)	(1,845)	(25,491,259)	(37,899,461)	(971,971)	(48,673,212)

Realized gain (loss) on investments	(137,427)	(86,137)	(1,745)	(35)	(4,157,625)	(3,874,374)	787,003	8,668,667
Change in unrealized gain (loss) on investments	(593,494)	(132,838)	7,278	1,464	(15,634,681)	(6,635,904)	(4,206,251)	(94,816,847)

Net gain (loss) on investments	(730,921)	(218,975)	5,533	1,429	(19,792,306)	(10,510,278)	(3,419,248)	(86,148,180)

Reinvested capital gains	25,591	11,115	-	-	-	-	713,183	17,307,977

Net increase (decrease) in contract owners’ equity resulting from operations	$(689,393)	(185,827)	21,721	2,742	(15,717,509)	(8,229,452)	(2,707,017)	(68,941,579)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GEM6	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3
Reinvested dividends	$16,441	1,677	664,634	17,345	586,650	382	96,064	76,771
Mortality and expense risk charges (note 2)	(31,081)	(776)	(272,242)	(14,165)	(556,182)	(188)	(140,989)	(137,973)

Net investment income (loss)	(14,640)	901	392,392	3,180	30,468	194	(44,925)	(61,202)

Proceeds from mutual fund shares sold	785,109	28,917	19,940,743	265,551	25,521,225	4,158	3,318,236	6,294,870
Cost of mutual fund shares sold	(888,750)	(38,320)	(23,584,863)	(233,502)	(22,984,704)	(7,759)	(1,651,489)	(6,737,124)

Realized gain (loss) on investments	(103,641)	(9,403)	(3,644,120)	32,049	2,536,521	(3,601)	1,666,747	(442,254)
Change in unrealized gain (loss) on investments	(1,538,348)	(21,765)	(6,394,552)	(965,145)	(33,910,265)	(24,330)	(11,532,186)	(8,164,752)

Net gain (loss) on investments	(1,641,989)	(31,168)	(10,038,672)	(933,096)	(31,373,744)	(27,931)	(9,865,439)	(8,607,006)

Reinvested capital gains	345,857	516	276,258	186,092	6,114,051	7,652	2,462,872	2,045,589

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,310,772)	(29,751)	(9,370,022)	(743,824)	(25,229,225)	(20,085)	(7,447,492)	(6,622,619)

Investment Activity:	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8
Reinvested dividends	$301	135,605	18,253,019	529,070	111,126	247	54,208	58,037
Mortality and expense risk charges (note 2)	(208)	(79,946)	(4,982,261)	(247,226)	(437,507)	(1,063)	(262,382)	(34,183)

Net investment income (loss)	93	55,659	13,270,758	281,844	(326,381)	(816)	(208,174)	23,854

Proceeds from mutual fund shares sold	11,141	3,857,077	209,755,914	3,441,775	13,582,379	9,742	14,407,864	1,268,713
Cost of mutual fund shares sold	(20,271)	(6,822,828)	(219,868,360)	(3,625,486)	(8,590,179)	(11,435)	(16,301,433)	(1,658,196)

Realized gain (loss) on investments	(9,130)	(2,965,751)	(10,112,446)	(183,711)	4,992,200	(1,693)	(1,893,569)	(389,483)
Change in unrealized gain (loss) on investments	(780)	(1,559,011)	23,038,265	607,927	(24,154,144)	(30,347)	(8,382,914)	(1,366,068)

Net gain (loss) on investments	(9,910)	(4,524,762)	12,925,819	424,216	(19,161,944)	(32,040)	(10,276,483)	(1,755,551)

Reinvested capital gains	-	-	-	-	-	6,628	2,019,789	4,434

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,817)	(4,469,103)	26,196,577	706,060	(19,488,325)	(26,228)	(8,464,868)	(1,727,263)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2	SGRF
Reinvested dividends	$1,381,514	2,756,972	10,272,875	5,096,256	4,273,454	2,199,090	6,781	-
Mortality and expense risk charges (note 2)	(869,942)	(1,042,398)	(4,884,091)	(2,793,433)	(1,787,591)	(955,486)	(1,114)	(545,889)

Net investment income (loss)	511,572	1,714,574	5,388,784	2,302,823	2,485,863	1,243,604	5,667	(545,889)

Proceeds from mutual fund shares sold	13,675,626	25,825,309	93,313,825	48,436,290	38,801,637	26,882,519	62,065	24,055,015
Cost of mutual fund shares sold	(13,169,912)	(27,165,192)	(80,453,422)	(44,801,568)	(39,697,811)	(27,155,324)	(65,669)	(18,724,399)

Realized gain (loss) on investments	505,714	(1,339,883)	12,860,403	3,634,722	(896,174)	(272,805)	(3,604)	5,330,616
Change in unrealized gain (loss) on investments	(42,076,090)	(7,859,323)	(148,588,049)	(104,551,058)	(32,033,958)	(33,551,999)	10,063	(31,856,522)

Net gain (loss) on investments	(41,570,376)	(9,199,206)	(135,727,646)	(100,916,336)	(32,930,132)	(33,824,804)	6,459	(26,525,906)

Reinvested capital gains	11,308,647	1,441,673	30,882,603	21,025,917	6,807,757	8,777,720	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(29,750,157)	(6,042,959)	(99,456,259)	(77,587,596)	(23,636,512)	(23,803,480)	12,126	(27,071,795)

Investment Activity:	MCIF	SAM	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2
Reinvested dividends	$2,206,203	13,214,534	3,933	56	688,460	24,973	159	18
Mortality and expense risk charges (note 2)	(2,121,972)	(7,641,524)	(28,042)	(47)	(461,660)	(25,589)	(396)	(117)

Net investment income (loss)	84,231	5,573,010	(24,109)	9	226,800	(616)	(237)	(99)

Proceeds from mutual fund shares sold	55,736,598	332,641,839	975,231	331	19,612,534	508,784	118,425	7,311
Cost of mutual fund shares sold	(40,834,371)	(332,641,839)	(1,243,530)	(349)	(22,692,748)	(684,654)	(136,268)	(11,945)

Realized gain (loss) on investments	14,902,227	-	(268,299)	(18)	(3,080,214)	(175,870)	(17,843)	(4,634)
Change in unrealized gain (loss) on investments	(100,060,596)	-	(1,837,325)	(2,656)	(25,270,935)	(974,686)	(13,723)	-

Net gain (loss) on investments	(85,158,369)	-	(2,105,624)	(2,674)	(28,351,149)	(1,150,556)	(31,566)	(4,634)

Reinvested capital gains	11,002,002	-	-	533	5,465,241	229,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,072,136)	5,573,010	(2,129,733)	(2,132)	(22,659,108)	(922,097)	(31,803)	(4,733)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$470	-	-	30,374	-	-	2,001,355	17,495
Mortality and expense risk charges (note 2)	(589)	(11,131)	(2)	(22,429)	(533,312)	(16,612)	(2,197,929)	(36,664)

Net investment income (loss)	(119)	(11,131)	(2)	7,945	(533,312)	(16,612)	(196,574)	(19,169)

Proceeds from mutual fund shares sold	303,829	438,020	1,889	712,754	14,714,407	197,917	68,362,143	706,933
Cost of mutual fund shares sold	(339,525)	(539,331)	(2,445)	(852,426)	(17,273,378)	(182,758)	(85,564,476)	(948,491)

Realized gain (loss) on investments	(35,696)	(101,311)	(556)	(139,672)	(2,558,971)	15,159	(17,202,333)	(241,558)
Change in unrealized gain (loss) on investments	3,666	(807,276)	-	(1,196,502)	(26,358,149)	(576,941)	(50,701,638)	(513,903)

Net gain (loss) on investments	(32,030)	(908,587)	(556)	(1,336,174)	(28,917,120)	(561,782)	(67,903,971)	(755,461)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,149)	(919,718)	(558)	(1,328,229)	(29,450,432)	(578,394)	(68,100,545)	(774,630)

Investment Activity:	SCF	SCF2	TRF	TRF2	GVUS1	GVUSL	NVNMO1	NVNSR1
Reinvested dividends	$1,462,670	22,541	2,826,702	12,733	25	85,418	-	21,614
Mortality and expense risk charges (note 2)	(2,125,645)	(69,955)	(2,213,131)	(20,783)	(40)	(130,651)	(1,094)	(28,758)

Net investment income (loss)	(662,975)	(47,414)	613,571	(8,050)	(15)	(45,233)	(1,094)	(7,144)

Proceeds from mutual fund shares sold	55,583,598	648,664	58,800,243	400,920	366	4,357,579	185,137	802,506
Cost of mutual fund shares sold	(58,924,795)	(598,710)	(64,525,715)	(304,601)	(417)	(5,748,785)	(248,199)	(1,084,075)

Realized gain (loss) on investments	(3,341,197)	49,954	(5,725,472)	96,319	(51)	(1,391,206)	(63,062)	(281,569)
Change in unrealized gain (loss) on investments	(117,677,945)	(2,584,170)	(128,608,817)	(784,669)	(1,874)	(5,588,713)	(28,282)	(2,564,214)

Net gain (loss) on investments	(121,019,142)	(2,534,216)	(134,334,289)	(688,350)	(1,925)	(6,979,919)	(91,344)	(2,845,783)

Reinvested capital gains	37,116,005	805,965	31,797,048	162,491	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,566,112)	(1,775,665)	(101,923,670)	(533,909)	(1,940)	(7,025,152)	(92,438)	(2,852,927)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL	EIF	MSBF	NVRE1
Reinvested dividends	$23,668	-	-	-	-	968,697	7,266,822	25,040
Mortality and expense risk charges (note 2)	(6,724)	(13,920)	(91,472)	(6,268)	(174,889)	(594,977)	(1,248,552)	(4,151)

Net investment income (loss)	16,944	(13,920)	(91,472)	(6,268)	(174,889)	373,720	6,018,270	20,889

Proceeds from mutual fund shares sold	780,247	314,893	9,652,272	52,616	8,581,995	34,303,047	50,452,710	642,884
Cost of mutual fund shares sold	(792,450)	(334,789)	(10,471,818)	(61,841)	(9,370,761)	(41,332,964)	(56,483,363)	(767,141)

Realized gain (loss) on investments	(12,203)	(19,896)	(819,546)	(9,225)	(788,766)	(7,029,917)	(6,030,653)	(124,257)
Change in unrealized gain (loss) on investments	(18,277)	(949,061)	(5,579,673)	(291,285)	(8,476,873)	(15,913,348)	(23,892,052)	(226,268)

Net gain (loss) on investments	(30,480)	(968,957)	(6,399,219)	(300,510)	(9,265,639)	(22,943,265)	(29,922,705)	(350,525)

Reinvested capital gains	-	174,368	992,395	86,636	2,532,001	645,408	2,448,871	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,536)	(808,509)	(5,498,296)	(220,142)	(6,908,527)	(21,924,137)	(21,455,564)	(329,636)

Investment Activity:	AMGP	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVGR
Reinvested dividends	$313,763	28	-	438,561	37,111	-	111,738	347,047
Mortality and expense risk charges (note 2)	(716,069)	(82,341)	(1,287,791)	(1,074,718)	(49,377)	(23,803)	(128,603)	(2,659,969)

Net investment income (loss)	(402,306)	(82,313)	(1,287,791)	(636,157)	(12,266)	(23,803)	(16,865)	(2,312,922)

Proceeds from mutual fund shares sold	18,403,515	10,668,550	35,902,770	37,219,277	2,179,544	5,203,753	13,092,968	67,214,654
Cost of mutual fund shares sold	(10,803,289)	(12,697,418)	(21,556,877)	(42,172,789)	(2,759,008)	(5,745,440)	(12,865,007)	(47,615,285)

Realized gain (loss) on investments	7,600,226	(2,028,868)	14,345,893	(4,953,512)	(579,464)	(541,687)	227,961	19,599,369
Change in unrealized gain (loss) on investments	(35,517,706)	(261,229)	(73,525,161)	(66,411,465)	(1,680,926)	(463,129)	(3,897,532)	(140,675,586)

Net gain (loss) on investments	(27,917,480)	(2,290,097)	(59,179,268)	(71,364,977)	(2,260,390)	(1,004,816)	(3,669,571)	(121,076,217)

Reinvested capital gains	2,150,220	91	-	13,838,171	8,072	51,557	382,045	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,169,566)	(2,372,319)	(60,467,059)	(58,162,963)	(2,264,584)	(977,062)	(3,304,391)	(123,389,139)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	OVCAFS	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVSC
Investment Activity:
Reinvested dividends	$-	2,374,361	1,815,847	61,656	106,103	62,431	7,100	47,646
Mortality and expense risk charges (note 2)	(91,399)	(1,780,031)	(1,321,839)	(85,442)	(25,677)	(9,179)	(1,204)	(108,459)

Net investment income (loss)	(91,399)	594,330	494,008	(23,786)	80,426	53,252	5,896	(60,813)

Proceeds from mutual fund shares sold	1,002,592	40,136,892	35,873,079	1,083,220	3,392,351	611,020	16,352	6,950,704
Cost of mutual fund shares sold	(687,247)	(34,856,566)	(21,771,984)	(622,967)	(4,574,701)	(798,778)	(22,315)	(9,034,605)

Realized gain (loss) on investments	315,345	5,280,326	14,101,095	460,253	(1,182,350)	(187,758)	(5,963)	(2,083,901)
Change in unrealized gain (loss) on investments	(3,066,026)	(89,026,528)	(76,182,265)	(3,067,304)	(606,013)	(485,159)	(90,139)	(2,608,008)

Net gain (loss) on investments	(2,750,681)	(83,746,202)	(62,081,170)	(2,607,051)	(1,788,363)	(672,917)	(96,102)	(4,691,909)

Reinvested capital gains	-	10,452,940	7,978,626	330,617	-	-	-	529,052

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,842,080)	(72,698,932)	(53,608,536)	(2,300,220)	(1,707,937)	(619,665)	(90,206)	(4,223,670)

	OVSCS	OVGI	OVGIS	OVAG	OVSBS	PMVRRA	PMVTRA	PVGIB
Investment Activity:
Reinvested dividends	$434	3,161,993	84,806	-	317,073	23,083	64,652	386
Mortality and expense risk charges (note 2)	(2,079)	(2,273,592)	(108,849)	(1,092,629)	(109,189)	(7,265)	(15,657)	(231)

Net investment income (loss)	(1,645)	888,401	(24,043)	(1,092,629)	207,884	15,818	48,995	155

Proceeds from mutual fund shares sold	26,644	64,244,677	2,717,415	26,452,269	2,673,892	274,324	374,139	6,710
Cost of mutual fund shares sold	(29,275)	(58,493,026)	(2,272,593)	(20,699,842)	(2,541,243)	(263,156)	(362,936)	(8,362)

Realized gain (loss) on investments	(2,631)	5,751,651	444,822	5,752,427	132,649	11,168	11,203	(1,652)
Change in unrealized gain (loss) on investments	(90,807)	(110,502,352)	(3,775,931)	(62,520,126)	(1,363,229)	(106,613)	(53,680)	(10,806)

Net gain (loss) on investments	(93,438)	(104,750,701)	(3,331,109)	(56,767,699)	(1,230,580)	(95,445)	(42,477)	(12,458)

Reinvested capital gains	9,017	13,739,122	445,757	-	75,957	1,088	36,799	3,317

Net increase (decrease) in contract owners’ equity resulting from operations	$(86,066)	(90,123,178)	(2,909,395)	(57,860,328)	(946,739)	(78,539)	43,317	(8,986)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Investment Activity:
Reinvested dividends	$17,235	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(5,776)	(2,099)	(643)	(1,317)	(4,811)	(2,542)	(6,630)	(14,386)

Net investment income (loss)	11,459	(2,099)	(643)	(1,317)	(4,811)	(2,542)	(6,630)	(14,386)

Proceeds from mutual fund shares sold	80,348	19,705	5,658	45,535	97,844	295,357	126,016	306,056
Cost of mutual fund shares sold	(107,519)	(18,141)	(7,586)	(51,997)	(123,674)	(304,061)	(115,040)	(323,260)

Realized gain (loss) on investments	(27,171)	1,564	(1,928)	(6,462)	(25,830)	(8,704)	10,976	(17,204)
Change in unrealized gain (loss) on investments	(353,287)	(94,274)	(25,537)	(31,348)	(316,763)	(56,918)	(285,507)	(458,862)

Net gain (loss) on investments	(380,458)	(92,710)	(27,465)	(37,810)	(342,593)	(65,622)	(274,531)	(476,066)

Reinvested capital gains	72,227	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(296,772)	(94,809)	(28,108)	(39,127)	(347,404)	(68,164)	(281,161)	(490,452)

	SBLX	SBLY	TRBCG2	TREI2	TRLT2	DSRG	DSRGS	VWEMR
Investment Activity:
Reinvested dividends	$-	-	17,650	457,662	470,306	467,971	673	-
Mortality and expense risk charges (note 2)	(154)	(78)	(202,742)	(270,824)	(148,409)	(651,700)	(2,684)	(272,226)

Net investment income (loss)	(154)	(78)	(185,092)	186,838	321,897	(183,729)	(2,011)	(272,226)

Proceeds from mutual fund shares sold	1,178	1,284	6,035,406	6,745,424	4,663,889	19,354,765	46,339	19,469,223
Cost of mutual fund shares sold	(1,579)	(1,317)	(6,274,759)	(9,060,539)	(4,707,358)	(14,564,311)	(42,682)	(31,156,237)

Realized gain (loss) on investments	(401)	(33)	(239,353)	(2,315,115)	(43,469)	4,790,454	3,657	(11,687,014)
Change in unrealized gain (loss) on investments	(6,050)	(1,645)	(9,414,343)	(7,849,625)	(382,396)	(28,592,087)	(61,769)	(23,890,893)

Net gain (loss) on investments	(6,451)	(1,678)	(9,653,696)	(10,164,740)	(425,865)	(23,801,633)	(58,112)	(35,577,907)

Reinvested capital gains	-	-	-	663,399	-	-	-	14,938,207

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,605)	(1,756)	(9,838,788)	(9,314,503)	(103,968)	(23,985,362)	(60,123)	(20,911,926)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	VWEM	VWHAR	VWHA	ACEG2	ACC2	MSVFI	MSVF2	MSEM
Investment Activity:
Reinvested dividends	$-	193,285	77,256	3,778	312,265	448,953	50,446	1,274,373
Mortality and expense risk charges (note 2)	(290,400)	(582,358)	(257,327)	(36,367)	(236,828)	(116,318)	(20,362)	(213,177)

Net investment income (loss)	(290,400)	(389,073)	(180,071)	(32,589)	75,437	332,635	30,084	1,061,196

Proceeds from mutual fund shares sold	8,782,300	30,192,782	9,291,395	225,336	3,387,353	10,138,539	309,868	6,493,248
Cost of mutual fund shares sold	(9,004,912)	(29,371,538)	(5,101,163)	(166,181)	(2,630,770)	(11,434,144)	(341,898)	(7,818,788)

Realized gain (loss) on investments	(222,612)	821,244	4,190,232	59,155	756,583	(1,295,605)	(32,030)	(1,325,540)
Change in unrealized gain (loss) on investments	(37,350,529)	(31,674,577)	(19,629,831)	(1,239,974)	(7,069,165)	(306,788)	(147,097)	(3,434,427)

Net gain (loss) on investments	(37,573,141)	(30,853,333)	(15,439,599)	(1,180,819)	(6,312,582)	(1,602,393)	(179,127)	(4,759,967)

Reinvested capital gains	14,422,780	8,659,750	4,230,495	-	766,923	-	-	735,547

Net increase (decrease) in contract owners’ equity resulting from operations	$(23,440,761)	(22,582,656)	(11,389,175)	(1,213,408)	(5,470,222)	(1,269,758)	(149,043)	(2,963,224)

	MSVMG	MSVRE	VYDS	SVOF
Investment Activity:
Reinvested dividends	$151,749	5,657,383	73,104	2,118,169
Mortality and expense risk charges (note 2)	(224,988)	(2,019,555)	(127,690)	(1,388,201)

Net investment income (loss)	(73,239)	3,637,828	(54,586)	729,968

Proceeds from mutual fund shares sold	13,732,269	56,852,109	3,421,623	32,835,243
Cost of mutual fund shares sold	(15,151,763)	(67,058,042)	(3,184,488)	(27,508,152)

Realized gain (loss) on investments	(1,419,494)	(10,205,933)	237,135	5,327,091
Change in unrealized gain (loss) on investments	(13,899,671)	(123,544,689)	(6,019,549)	(82,256,265)

Net gain (loss) on investments	(15,319,165)	(133,750,622)	(5,782,414)	(76,929,174)

Reinvested capital gains	4,929,728	62,046,801	1,492,039	25,001,571

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,462,676)	(68,065,993)	(4,344,961)	(51,197,635)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVB		AVBV2		AVCA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$68,923,673	69,006,581	13,761	9,673	(76,813)	(130,016)	(1,795)	(2,319)
Realized gain (loss) on investments	141,760,105	961,343,862	25,860	49,145	(505,362)	1,640,721	3,079	15,770
Change in unrealized gain (loss) on investments	(4,994,288,537)	(513,187,435)	(244,254)	(47,842)	(4,720,063)	(2,009,263)	(78,127)	4,302
Reinvested capital gains	614,502,928	721,563,167	-	-	1,178,385	517,364	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,169,101,831)	1,238,726,175	(204,633)	10,976	(4,123,853)	18,806	(76,843)	17,753

Equity transactions:
Purchase payments received from contract owners (note 3)	292,474,959	395,145,800	3,722	8,701	65,847	245,091	1,824	8,683
Transfers between funds	-	-	(24,676)	(47,393)	(160,799)	10,276	(18,051)	10,090
Redemptions (note 3)	(2,482,867,821)	(2,791,617,541)	(63,985)	(137,619)	(811,752)	(1,448,681)	(11,799)	(34,332)
Annuity benefits	(6,479,048)	(7,216,159)	-	-	(18,850)	(26,716)	-	-
Contract maintenance charges (note 2)	(324,720)	(324,947)	-	-	(35)	(17)	-	-
Contingent deferred sales charges (note 2)	(8,501,724)	(14,192,307)	(37)	(2,203)	(5,607)	(26,967)	(297)	(1,063)
Adjustments to maintain reserves	397,026	(28,163)	(32)	19	722	(11,894)	(14)	(43)

Net equity transactions	(2,205,301,328)	(2,418,233,317)	(85,008)	(178,495)	(930,474)	(1,258,908)	(28,337)	(16,665)

Net change in contract owners’ equity	(6,374,403,159)	(1,179,507,142)	(289,641)	(167,519)	(5,054,327)	(1,240,102)	(105,180)	1,088
Contract owners’ equity beginning of period	14,026,009,866	15,205,517,008	592,270	759,789	8,827,503	10,067,605	190,381	189,293

Contract owners’ equity end of period	$7,651,606,707	14,026,009,866	302,629	592,270	3,773,176	8,827,503	85,201	190,381

CHANGES IN UNITS:
Beginning units	874,752,300	1,008,973,627	51,932	67,132	689,206	788,633	14,793	16,225
Units purchased	329,568,328	338,899,951	4,343	795	506,128	242,220	564	1,600
Units redeemed	(482,949,152)	(473,121,278)	(12,707)	(15,995)	(552,476)	(341,647)	(3,683)	(3,032)

Ending units	721,371,476	874,752,300	43,568	51,932	642,858	689,206	11,674	14,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AVCA2		AVCD2		AVGI		AVCE2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(26,594)	(31,664)	(30,464)	(64,839)	1,749	(1,498)	4,059	(17,825)
Realized gain (loss) on investments	(35,588)	352,150	(769,547)	376,429	7,638	17,878	5,077	43,117
Change in unrealized gain (loss) on investments	(806,991)	(163,703)	(916,556)	(608,369)	(179,854)	21,571	(523,309)	80,598
Reinvested capital gains	-	-	274,055	353,722	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(869,173)	156,783	(1,442,512)	56,943	(170,467)	37,951	(514,173)	105,890

Equity transactions:
Purchase payments received from contract owners (note 3)	28,648	128,418	26,961	131,910	1,761	26,897	10,252	2,009
Transfers between funds	281,795	252,625	(903,208)	1,987,994	13,331	(140)	260,202	(65,862)
Redemptions (note 3)	(395,515)	(280,971)	(604,173)	(861,091)	(171,051)	(41,931)	(195,178)	(211,234)
Annuity benefits	(10,188)	(6,240)	(9,283)	(12,749)	-	-	-	-
Contract maintenance charges (note 2)	(11)	(9)	(45)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,332)	(4,574)	(4,106)	(3,851)	(302)	(8)	(1,656)	(1,725)
Adjustments to maintain reserves	(101)	2	121	75	(9)	(29)	(13)	(129)

Net equity transactions	(96,704)	89,251	(1,493,733)	1,242,251	(156,270)	(15,211)	73,607	(276,941)

Net change in contract owners’ equity	(965,877)	246,034	(2,936,245)	1,299,194	(326,737)	22,740	(440,566)	(171,051)
Contract owners’ equity beginning of period	2,055,011	1,808,977	4,212,523	2,913,329	628,584	605,844	1,696,260	1,867,311

Contract owners’ equity end of period	$1,089,134	2,055,011	1,276,278	4,212,523	301,847	628,584	1,255,694	1,696,260

CHANGES IN UNITS:
Beginning units	161,870	157,478	344,231	240,855	45,118	46,417	148,885	173,478
Units purchased	72,713	120,159	82,765	973,099	1,257	1,888	39,735	2,230
Units redeemed	(80,993)	(115,767)	(232,433)	(869,723)	(14,973)	(3,187)	(27,273)	(26,823)

Ending units	153,590	161,870	194,563	344,231	31,402	45,118	161,347	148,885

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	IVHS		IVRE		AVLCG		ALVGIB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(773)	(641)	14,469	16,103	(5,607)	(5,712)	(1,071)	(22,752)
Realized gain (loss) on investments	3,142	543	(90,881)	12,780	12,899	9,124	(96,205)	306,567
Change in unrealized gain (loss) on investments	(43,543)	5,927	(126,275)	(105,430)	(210,842)	58,209	(1,648,837)	(363,909)
Reinvested capital gains	20,469	-	28,017	46,053	-	-	449,753	194,260

Net increase (decrease) in contract owners’ equity resulting from operations	(20,705)	5,829	(174,670)	(30,494)	(203,550)	61,621	(1,296,360)	114,166

Equity transactions:
Purchase payments received from contract owners (note 3)	24,077	15,137	50,179	35,703	3,788	29,694	25,292	21,858
Transfers between funds	21,980	7,426	(86,469)	456,882	(1,012)	54,096	(164,505)	(612,926)
Redemptions (note 3)	(18,183)	(1,896)	(71,123)	(72,204)	(26,703)	(58,160)	(376,657)	(268,158)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(30)	(25)	(126)	(69)	-	-	-	-
Contingent deferred sales charges (note 2)	(61)	-	(451)	(587)	(1)	(171)	(5,488)	(3,446)
Adjustments to maintain reserves	13	(8)	(174)	(6,044)	(52)	4	157	(1,382)

Net equity transactions	27,796	20,634	(108,164)	413,681	(23,980)	25,463	(521,201)	(864,054)

Net change in contract owners’ equity	7,091	26,463	(282,834)	383,187	(227,530)	87,084	(1,817,561)	(749,888)
Contract owners’ equity beginning of period	72,864	46,401	494,841	111,654	541,476	454,392	3,355,423	4,105,311

Contract owners’ equity end of period	$79,955	72,864	212,007	494,841	313,946	541,476	1,537,862	3,355,423

CHANGES IN UNITS:
Beginning units	6,191	4,361	41,195	8,689	46,389	44,482	246,507	310,719
Units purchased	6,812	2,104	19,258	53,121	6,852	7,351	7,022	12,418
Units redeemed	(3,381)	(274)	(28,188)	(20,615)	(9,027)	(5,444)	(60,036)	(76,630)

Ending units	9,622	6,191	32,265	41,195	44,214	46,389	193,493	246,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVPGB		ALVSVB		ACVIG		ACVIG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(43,769)	(59,439)	(65,484)	(64,001)	1,121,093	1,420,947	50	(9,761)
Realized gain (loss) on investments	122,960	224,513	(559,134)	777,119	6,439,803	16,516,780	166,996	304,934
Change in unrealized gain (loss) on investments	(1,292,206)	187,300	(2,477,429)	(1,049,780)	(69,775,284)	(18,484,012)	(1,552,658)	(357,821)
Reinvested capital gains	-	-	403,989	358,138	14,770,934	-	321,760	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,213,015)	352,374	(2,698,058)	21,476	(47,443,454)	(546,285)	(1,063,852)	(62,648)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,795	8,400	48,530	81,278	2,486,899	2,781,657	24,678	42,534
Transfers between funds	(164,093)	(330,579)	2,715,617	(435,016)	(9,168,837)	(13,558,504)	(140,298)	(189,631)
Redemptions (note 3)	(243,246)	(221,057)	(490,608)	(977,617)	(25,386,765)	(37,768,191)	(681,168)	(345,540)
Annuity benefits	-	-	(2,702)	(2,267)	(37,362)	(54,214)	(414)	(449)
Contract maintenance charges (note 2)	-	-	-	-	(5,308)	(6,106)	-	-
Contingent deferred sales charges (note 2)	(930)	(1,906)	(3,979)	(20,047)	(59,009)	(120,484)	(7,167)	(6,191)
Adjustments to maintain reserves	(48)	(96)	29	592	1,121	1,247	3,486	(603)

Net equity transactions	(384,522)	(545,238)	2,266,887	(1,353,077)	(32,169,261)	(48,724,595)	(800,883)	(499,880)

Net change in contract owners’ equity	(1,597,537)	(192,864)	(431,171)	(1,331,601)	(79,612,715)	(49,270,880)	(1,864,735)	(562,528)
Contract owners’ equity beginning of period	3,233,536	3,426,400	4,717,351	6,048,952	155,450,241	204,721,121	3,492,145	4,054,673

Contract owners’ equity end of period	$1,635,999	3,233,536	4,286,180	4,717,351	75,837,526	155,450,241	1,627,410	3,492,145

CHANGES IN UNITS:
Beginning units	261,646	309,329	301,006	386,718	9,788,983	12,795,441	265,462	300,974
Units purchased	15,224	5,585	659,854	23,414	1,186,624	1,578,485	16,174	12,489
Units redeemed	(52,837)	(53,268)	(412,751)	(109,126)	(3,627,181)	(4,584,943)	(88,807)	(48,001)

Ending units	224,033	261,646	548,109	301,006	7,348,426	9,788,983	192,829	265,462

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIP2		ACVI		ACVI3		ACVMV1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,683,385	1,610,066	(136,045)	(377,437)	(173,150)	(374,333)	(144,367)	(77,892)
Realized gain (loss) on investments	(981,742)	(406,105)	5,436,477	12,599,245	6,830,732	8,738,200	(3,260,035)	540,182
Change in unrealized gain (loss) on investments	(5,011,522)	2,640,419	(45,224,268)	2,644,629	(41,306,793)	3,186,956	(1,609,587)	(1,405,711)
Reinvested capital gains	-	-	6,207,427	-	5,399,322	-	-	140,936

Net increase (decrease) in contract owners’ equity resulting from operations	(3,309,879)	3,844,380	(33,716,409)	14,866,437	(29,249,889)	11,550,823	(5,013,989)	(802,485)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,304,846	1,470,804	418,055	413,357	1,548,619	1,699,054	428,864	675,795
Transfers between funds	32,904,974	3,189,944	(4,302,270)	(5,908,576)	(6,080,151)	(1,497,672)	4,827,439	7,281,059
Redemptions (note 3)	(17,463,775)	(7,126,153)	(13,754,018)	(23,413,266)	(9,422,672)	(12,077,479)	(2,530,068)	(2,183,440)
Annuity benefits	(116,264)	(105,876)	(20,432)	(24,185)	(3,878)	(2,197)	-	-
Contract maintenance charges (note 2)	(642)	(399)	(2,258)	(2,569)	(847)	(896)	(495)	(298)
Contingent deferred sales charges (note 2)	(41,680)	(25,066)	(12,179)	(47,296)	(35,610)	(58,094)	(7,328)	(12,065)
Adjustments to maintain reserves	8,144	(4,920)	2,319	2,616	169	2,689	(359)	(42)

Net equity transactions	16,595,603	(2,601,666)	(17,670,783)	(28,979,919)	(13,994,370)	(11,934,595)	2,718,053	5,761,009

Net change in contract owners’ equity	13,285,724	1,242,714	(51,387,192)	(14,113,482)	(43,244,259)	(383,772)	(2,295,936)	4,958,524
Contract owners’ equity beginning of period	53,599,707	52,356,993	87,137,264	101,250,746	73,937,401	74,321,173	13,140,130	8,181,606

Contract owners’ equity end of period	$66,885,431	53,599,707	35,750,072	87,137,264	30,693,142	73,937,401	10,844,194	13,140,130

CHANGES IN UNITS:
Beginning units	4,431,444	4,707,380	4,451,587	6,064,805	4,069,860	4,778,927	1,184,247	710,275
Units purchased	6,736,141	2,021,986	268,574	680,755	708,348	990,345	2,670,828	1,534,504
Units redeemed	(5,441,234)	(2,297,922)	(1,383,716)	(2,293,973)	(1,682,872)	(1,699,412)	(2,521,521)	(1,060,532)

Ending units	5,726,351	4,431,444	3,336,445	4,451,587	3,095,336	4,069,860	1,333,554	1,184,247

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVMV2		ACVU1		ACVU2		ACVV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,966)	(2,684)	(94,521)	(138,028)	(25,716)	(31,674)	3,818,200	2,153,291
Realized gain (loss) on investments	(8,381)	19,751	(74,475)	396,143	11,343	168,623	(15,635,052)	34,159,717
Change in unrealized gain (loss) on investments	(82,441)	(51,868)	(5,487,492)	1,650,422	(963,949)	158,181	(110,623,679)	(99,697,993)
Reinvested capital gains	-	2,217	1,367,195	-	228,647	-	37,750,498	40,370,840

Net increase (decrease) in contract owners’ equity resulting from operations	(95,788)	(32,584)	(4,289,293)	1,908,537	(749,675)	295,130	(84,690,033)	(23,014,145)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,168	269,753	146,501	477,874	475	24	5,654,385	8,713,861
Transfers between funds	(4,495)	109,069	(7,319,017)	4,932,437	30,087	(41,450)	(31,590,460)	(54,325,120)
Redemptions (note 3)	(10,082)	(20,335)	(1,476,252)	(1,963,103)	(111,126)	(328,100)	(56,632,902)	(79,379,249)
Annuity benefits	(28,075)	(25,157)	(11,579)	(14,327)	-	-	(92,165)	(133,655)
Contract maintenance charges (note 2)	(20)	-	(391)	(438)	-	-	(6,685)	(7,110)
Contingent deferred sales charges (note 2)	(137)	(677)	(7,088)	(19,141)	(1,187)	(5,868)	(196,269)	(476,095)
Adjustments to maintain reserves	60	350	52	(363)	(9)	(82)	58,530	(33,430)

Net equity transactions	(10,581)	333,003	(8,667,774)	3,412,939	(81,760)	(375,476)	(82,805,566)	(125,640,798)

Net change in contract owners’ equity	(106,369)	300,419	(12,957,067)	5,321,476	(831,435)	(80,346)	(167,495,599)	(148,654,943)
Contract owners’ equity beginning of period	416,040	115,621	17,534,286	12,212,810	1,808,127	1,888,473	365,419,195	514,074,138

Contract owners’ equity end of period	$309,671	416,040	4,577,219	17,534,286	976,692	1,808,127	197,923,596	365,419,195

CHANGES IN UNITS:
Beginning units	32,641	8,750	1,401,693	1,154,945	152,411	188,556	18,297,238	24,152,492
Units purchased	4,524	26,452	163,229	861,933	9,790	17,917	3,612,681	3,443,763
Units redeemed	(4,380)	(2,561)	(940,311)	(615,185)	(18,540)	(54,062)	(8,258,848)	(9,299,017)

Ending units	32,785	32,641	624,611	1,401,693	143,661	152,411	13,651,071	18,297,238

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVV2		ACVVS1		ACVVS2		BBCMAG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$33,625	(31,633)	(185,543)	(174,389)	(7,165)	(1,970)	(640)	26,207
Realized gain (loss) on investments	(225,933)	352,729	(4,643,783)	1,921,676	(1,703)	2,126	23,632	94,238
Change in unrealized gain (loss) on investments	(2,455,562)	(1,577,676)	(6,940,815)	2,241,451	(277,587)	31,435	(987,215)	(325,702)
Reinvested capital gains	791,520	709,770	937,197	-	22,132	-	315,512	223,785

Net increase (decrease) in contract owners’ equity resulting from operations	(1,856,350)	(546,810)	(10,832,944)	3,988,738	(264,323)	31,591	(648,711)	18,528

Equity transactions:
Purchase payments received from contract owners (note 3)	44,481	116,466	426,825	280,469	77,541	351,617	81,282	71,816
Transfers between funds	(512,992)	(153,734)	(12,293,933)	29,178,951	42,087	67,507	(211,732)	(13)
Redemptions (note 3)	(783,216)	(801,363)	(2,732,253)	(2,401,725)	(9,641)	(2,154)	(329,680)	(265,561)
Annuity benefits	-	-	-	-	(31,736)	(4,718)	-	-
Contract maintenance charges (note 2)	-	-	(377)	(50)	(5)	-	-	-
Contingent deferred sales charges (note 2)	(6,538)	(12,426)	(10,015)	(7,420)	-	-	(833)	(1,548)
Adjustments to maintain reserves	(61)	(154)	(167)	(303)	(77)	129	(58)	(61)

Net equity transactions	(1,258,326)	(851,211)	(14,609,920)	27,049,922	78,169	412,381	(461,021)	(195,367)

Net change in contract owners’ equity	(3,114,676)	(1,398,021)	(25,442,864)	31,038,660	(186,154)	443,972	(1,109,732)	(176,839)
Contract owners’ equity beginning of period	7,328,653	8,726,674	31,504,187	465,527	460,497	16,525	1,993,781	2,170,620

Contract owners’ equity end of period	$4,213,977	7,328,653	6,061,323	31,504,187	274,343	460,497	884,049	1,993,781

CHANGES IN UNITS:
Beginning units	539,862	597,711	2,287,313	46,824	27,543	1,368	152,662	167,149
Units purchased	22,033	29,771	2,378,316	5,894,147	8,329	26,598	7,786	5,279
Units redeemed	(130,091)	(87,620)	(3,776,063)	(3,653,658)	(3,138)	(423)	(49,467)	(19,766)

Ending units	431,804	539,862	889,566	2,287,313	32,734	27,543	110,981	152,662

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	BBGI		BBLCG		BBCA		WVCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,001	37,773	-	(448)	(32,507)	(47,017)	12,041	(29,478)
Realized gain (loss) on investments	42,097	418,504	-	68,028	398,820	180,824	80,869	206,035
Change in unrealized gain (loss) on investments	(2,360,377)	(1,477,545)	-	(350,529)	(2,399,080)	483,689	(1,098,985)	(293,526)
Reinvested capital gains	715,977	630,056	-	319,189	445,954	362,469	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,594,302)	(391,212)	-	36,240	(1,586,813)	979,965	(1,006,075)	(116,969)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,947	38,330	-	1,276	21,498	55,772	12,444	12,923
Transfers between funds	(841,233)	1,472,929	-	(1,611,457)	(657,558)	(97,330)	(120,617)	(140,860)
Redemptions (note 3)	(560,500)	(554,545)	-	(52,212)	(498,807)	(241,113)	(435,050)	(383,420)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(37)	(47)
Contingent deferred sales charges (note 2)	(2,570)	(8,582)	-	(1,677)	(2,140)	(3,036)	(88)	(226)
Adjustments to maintain reserves	(101)	(10,640)	-	269	(53)	(40)	(217)	(52)

Net equity transactions	(1,379,457)	937,492	-	(1,663,801)	(1,137,060)	(285,747)	(543,565)	(511,682)

Net change in contract owners’ equity	(2,973,759)	546,280	-	(1,627,561)	(2,723,873)	694,218	(1,549,640)	(628,651)
Contract owners’ equity beginning of period	5,067,332	4,521,052	-	1,627,561	3,836,231	3,142,013	2,512,874	3,141,525

Contract owners’ equity end of period	$2,093,573	5,067,332	-	-	1,112,358	3,836,231	963,234	2,512,874

CHANGES IN UNITS:
Beginning units	393,076	325,009	-	170,035	194,644	212,034	189,766	225,532
Units purchased	14,194	121,136	-	160	9,058	6,329	489	659
Units redeemed	(145,643)	(53,069)	-	(170,195)	(86,267)	(23,719)	(52,768)	(36,425)

Ending units	261,627	393,076	-	-	117,435	194,644	137,487	189,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WIEP		WGIP		DELS		DVSCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$34,440	1,807	122,868	20,729	-	(7,631)	(125,641)	(419,255)
Realized gain (loss) on investments	393,153	961,017	(219,773)	1,750,843	-	(125,639)	(7,963,777)	3,352,354
Change in unrealized gain (loss) on investments	(2,977,267)	152,569	(3,569,481)	(3,638,075)	-	(36,668)	(12,699,776)	(5,558,515)
Reinvested capital gains	-	-	617,366	2,077,602	-	177,599	5,358,539	2,261,700

Net increase (decrease) in contract owners’ equity resulting from operations	(2,549,674)	1,115,393	(3,049,020)	211,099	-	7,661	(15,430,655)	(363,716)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,970	16,865	86,986	181,343	-	2,915	835,527	1,237,365
Transfers between funds	(181,321)	(356,442)	(469,686)	(939,372)	-	(1,336,257)	8,349,445	(8,092,633)
Redemptions (note 3)	(852,767)	(1,763,013)	(1,221,330)	(3,745,145)	-	(49,821)	(5,875,077)	(8,285,927)
Annuity benefits	(1,647)	(3,686)	-	-	-	-	(40,073)	(51,123)
Contract maintenance charges (note 2)	(44)	(51)	(171)	(193)	-	-	(1,630)	(1,651)
Contingent deferred sales charges (note 2)	(93)	(517)	(1,361)	(1,840)	-	(920)	(30,024)	(54,360)
Adjustments to maintain reserves	(284)	221	(57)	(76)	-	(48)	(1,641)	2,274

Net equity transactions	(1,026,186)	(2,106,623)	(1,605,619)	(4,505,283)	-	(1,384,131)	3,236,527	(15,246,055)

Net change in contract owners’ equity	(3,575,860)	(991,230)	(4,654,639)	(4,294,184)	-	(1,376,470)	(12,194,128)	(15,609,771)
Contract owners’ equity beginning of period	6,863,280	7,854,510	9,298,560	13,592,744	-	1,376,470	42,299,009	57,908,780

Contract owners’ equity end of period	$3,287,420	6,863,280	4,643,921	9,298,560	-	-	30,104,881	42,299,009

CHANGES IN UNITS:
Beginning units	429,076	566,655	537,328	791,274	-	101,828	2,832,247	3,827,015
Units purchased	1,727	2,709	22,416	90,718	-	1,561	2,592,774	858,338
Units redeemed	(79,064)	(140,288)	(135,292)	(344,664)	-	(103,389)	(2,468,598)	(1,853,106)

Ending units	351,739	429,076	424,452	537,328	-	-	2,956,423	2,832,247

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSIF		DCAP		DCAPS		DSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,686,447	4,038,401	768,441	540,430	(3,310)	(17,629)	(1,584)	(4,209)
Realized gain (loss) on investments	10,838,931	29,203,434	2,752,566	11,774,366	104,282	258,187	(3,156)	3,995
Change in unrealized gain (loss) on investments	(242,978,746)	1,988,057	(37,321,094)	(5,533,266)	(1,329,441)	(71,823)	(108,755)	(127,018)
Reinvested capital gains	-	-	6,302,421	-	217,910	-	20,497	62,765

Net increase (decrease) in contract owners’ equity resulting from operations	(227,453,368)	35,229,892	(27,497,666)	6,781,530	(1,010,559)	168,735	(92,998)	(64,467)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,522,878	16,832,892	1,791,713	1,915,852	5,186	59,474	3,137	30,350
Transfers between funds	(31,240,208)	(51,522,210)	(3,207,647)	(10,070,227)	(156,286)	(313,264)	(231,987)	(2,689)
Redemptions (note 3)	(109,927,248)	(165,777,916)	(15,870,228)	(22,712,531)	(251,424)	(307,546)	(8,151)	(7,233)
Annuity benefits	(182,766)	(226,605)	(74,965)	(88,596)	-	-	-	-
Contract maintenance charges (note 2)	(31,323)	(36,121)	(4,389)	(4,678)	-	-	-	-
Contingent deferred sales charges (note 2)	(285,265)	(575,752)	(35,531)	(81,449)	(2,996)	(3,240)	(122)	(122)
Adjustments to maintain reserves	3,798	(4,361)	3,057	732	(74)	(104)	(41)	(3)

Net equity transactions	(128,140,134)	(201,310,073)	(17,397,990)	(31,040,897)	(405,594)	(564,680)	(237,164)	20,303

Net change in contract owners’ equity	(355,593,502)	(166,080,181)	(44,895,656)	(24,259,367)	(1,416,153)	(395,945)	(330,162)	(44,164)
Contract owners’ equity beginning of period	690,786,804	856,866,985	103,825,477	128,084,844	3,498,498	3,894,443	453,757	497,921

Contract owners’ equity end of period	$335,193,302	690,786,804	58,929,821	103,825,477	2,082,345	3,498,498	123,595	453,757

CHANGES IN UNITS:
Beginning units	44,544,149	57,892,321	6,500,979	8,535,184	281,395	328,325	42,914	41,384
Units purchased	6,241,546	7,769,555	1,453,038	990,536	7,364	6,687	630	2,328
Units redeemed	(16,248,571)	(21,117,727)	(2,670,654)	(3,024,741)	(45,712)	(53,617)	(26,099)	(798)

Ending units	34,537,124	44,544,149	5,283,363	6,500,979	243,047	281,395	17,445	42,914

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVIV		FALFS		FCA2S		FHIBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,258	1,094	(1,611)	(3,910)	(16,327)	(14,773)	304,658	292,821
Realized gain (loss) on investments	21,101	15,053	(62,252)	17,307	57,582	75,394	(306,216)	(64,522)
Change in unrealized gain (loss) on investments	(270,718)	(66,734)	(168,143)	(147,651)	(362,868)	23,990	(1,125,283)	(175,369)
Reinvested capital gains	77,762	63,897	89,742	66,416	19,715	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(166,597)	13,310	(142,264)	(67,838)	(301,898)	84,611	(1,126,841)	52,930

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	694	771	12,600	17,083	162,916	52,160
Transfers between funds	(92,223)	-	(121,245)	(57,876)	(59,572)	(62,835)	(441,166)	(250,546)
Redemptions (note 3)	(12,026)	(9,935)	(23,583)	(13,563)	(106,954)	(82,609)	(499,554)	(357,331)
Annuity benefits	-	-	-	-	-	-	(158)	(148)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(199)	(130)	(112)	(276)	(1,596)	(1,480)	(4,887)	(3,596)
Adjustments to maintain reserves	2	398	(2)	(36)	(85)	(13)	153	(313)

Net equity transactions	(104,446)	(9,667)	(144,248)	(70,980)	(155,607)	(129,854)	(782,696)	(559,774)

Net change in contract owners’ equity	(271,043)	3,643	(286,512)	(138,818)	(457,505)	(45,243)	(1,909,537)	(506,844)
Contract owners’ equity beginning of period	506,713	503,070	488,122	626,940	1,070,416	1,115,659	4,627,377	5,134,221

Contract owners’ equity end of period	$235,670	506,713	201,610	488,122	612,911	1,070,416	2,717,840	4,627,377

CHANGES IN UNITS:
Beginning units	26,630	27,160	43,489	49,357	84,547	94,849	339,327	381,404
Units purchased	-	-	1,567	1,415	1,835	2,993	108,880	108,684
Units redeemed	(6,599)	(530)	(17,107)	(7,283)	(16,261)	(13,295)	(174,813)	(150,761)

Ending units	20,031	26,630	27,949	43,489	70,121	84,547	273,394	339,327

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FVMOS		FQB		FQBS		FEIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$27,929	305	8,691,466	9,195,488	237,078	251,688	4,212,550	2,554,331
Realized gain (loss) on investments	(492,075)	(23,092)	(6,085,171)	(376,559)	(184,414)	(68,337)	(3,024,534)	36,448,640
Change in unrealized gain (loss) on investments	10,775	(24,072)	(19,282,293)	1,071,128	(744,969)	96,063	(236,726,233)	(84,991,989)
Reinvested capital gains	-	-	-	-	-	-	514,978	54,024,702

Net increase (decrease) in contract owners’ equity resulting from operations	(453,371)	(46,859)	(16,675,998)	9,890,057	(692,305)	279,414	(235,023,239)	8,035,684

Equity transactions:
Purchase payments received from contract owners (note 3)	81,430	106,793	3,948,044	4,917,921	122,715	70,469	8,640,362	12,521,860
Transfers between funds	4,875,506	317,013	(15,349,255)	(3,807,060)	(524,514)	(204,952)	(43,293,206)	(49,371,783)
Redemptions (note 3)	(1,097,378)	(319,675)	(46,276,545)	(43,202,775)	(999,123)	(908,132)	(100,584,300)	(138,499,789)
Annuity benefits	-	-	(100,308)	(104,918)	(656)	(554)	(185,994)	(266,993)
Contract maintenance charges (note 2)	(34)	(13)	(2,325)	(2,267)	-	-	(9,106)	(10,007)
Contingent deferred sales charges (note 2)	(8,545)	(44)	(165,236)	(243,353)	(11,202)	(13,876)	(259,592)	(568,511)
Adjustments to maintain reserves	(717)	(58)	(9,312)	7,285	2,401	(630)	23,002	73,443

Net equity transactions	3,850,262	104,016	(57,954,937)	(42,435,167)	(1,410,379)	(1,057,675)	(135,668,834)	(176,121,780)

Net change in contract owners’ equity	3,396,891	57,157	(74,630,935)	(32,545,110)	(2,102,684)	(778,261)	(370,692,073)	(168,086,096)
Contract owners’ equity beginning of period	1,223,240	1,166,083	235,497,848	268,042,958	8,490,010	9,268,271	637,779,360	805,865,456

Contract owners’ equity end of period	$4,620,131	1,223,240	160,866,913	235,497,848	6,387,326	8,490,010	267,087,287	637,779,360

CHANGES IN UNITS:
Beginning units	121,945	113,120	16,768,928	19,923,851	733,237	826,174	36,071,966	45,771,858
Units purchased	1,281,853	239,235	4,366,048	3,270,121	46,338	47,359	4,868,023	6,121,347
Units redeemed	(934,672)	(230,410)	(8,706,792)	(6,425,044)	(173,005)	(140,296)	(14,396,008)	(15,821,239)

Ending units	469,126	121,945	12,428,184	16,768,928	606,570	733,237	26,543,981	36,071,966

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEI2		FGS		FG2		FHIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$29,913	(53,081)	(1,441,040)	(2,228,723)	(62,627)	(81,802)	5,570,251	7,835,048
Realized gain (loss) on investments	187,703	1,155,429	19,074,895	17,271,570	325,393	655,985	(5,039,902)	2,510,773
Change in unrealized gain (loss) on investments	(6,308,647)	(2,386,753)	(188,540,707)	80,606,095	(3,061,729)	629,579	(23,551,722)	(6,673,122)
Reinvested capital gains	12,641	1,302,143	-	350,443	-	3,684	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,078,390)	17,738	(170,906,852)	95,999,385	(2,798,963)	1,207,446	(23,021,373)	3,672,699

Equity transactions:
Purchase payments received from contract owners (note 3)	100,407	197,401	6,532,243	7,293,261	15,524	70,742	327,535	1,785,096
Transfers between funds	(588,782)	(1,113,334)	(32,372,231)	(10,197,452)	358,839	(450,793)	(13,012,388)	(59,267,618)
Redemptions (note 3)	(1,556,124)	(1,332,582)	(67,408,379)	(93,739,500)	(641,298)	(656,962)	(22,341,873)	(35,930,478)
Annuity benefits	-	-	(124,996)	(114,156)	-	-	(38,660)	(48,241)
Contract maintenance charges (note 2)	-	-	(16,062)	(17,295)	-	-	(2,073)	(2,479)
Contingent deferred sales charges (note 2)	(18,948)	(22,133)	(157,310)	(312,515)	(10,663)	(12,426)	(41,792)	(115,336)
Adjustments to maintain reserves	(58)	(302)	(3,613)	11,565	(32)	(239)	857	979

Net equity transactions	(2,063,505)	(2,270,950)	(93,550,348)	(97,076,092)	(277,630)	(1,049,678)	(35,108,394)	(93,578,077)

Net change in contract owners’ equity	(8,141,895)	(2,253,212)	(264,457,200)	(1,076,707)	(3,076,593)	157,768	(58,129,767)	(89,905,378)
Contract owners’ equity beginning of period	15,223,234	17,476,446	428,468,189	429,544,896	5,923,337	5,765,569	116,717,934	206,623,312

Contract owners’ equity end of period	$7,081,339	15,223,234	164,010,989	428,468,189	2,846,744	5,923,337	58,588,167	116,717,934

CHANGES IN UNITS:
Beginning units	1,101,407	1,257,321	25,956,718	33,064,556	450,197	544,353	10,440,891	18,673,694
Units purchased	66,399	57,702	3,363,809	7,151,797	66,431	39,302	879,789	4,814,039
Units redeemed	(254,972)	(213,616)	(10,420,406)	(14,259,635)	(97,864)	(133,458)	(4,247,088)	(13,046,842)

Ending units	912,834	1,101,407	18,900,121	25,956,718	418,764	450,197	7,073,592	10,440,891

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHISR		FOS		FO2R		FOSR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,627,213	2,420,731	455,400	1,131,429	21,140	120,905	739,962	1,992,856
Realized gain (loss) on investments	(3,985,547)	(628,516)	2,615,156	7,361,712	718,588	994,974	2,547,449	14,657,366
Change in unrealized gain (loss) on investments	(3,827,678)	(2,270,710)	(28,627,790)	(3,942,677)	(6,814,774)	(319,905)	(52,561,281)	(8,463,553)
Reinvested capital gains	-	-	4,945,362	4,126,563	1,139,337	727,488	9,580,938	7,225,936

Net increase (decrease) in contract owners’ equity resulting from operations	(6,186,012)	(478,495)	(20,611,872)	8,677,027	(4,935,709)	1,523,462	(39,692,932)	15,412,605

Equity transactions:
Purchase payments received from contract owners (note 3)	1,196,954	1,467,582	187,048	146,212	39,091	127,264	1,681,227	3,042,682
Transfers between funds	5,472,674	33,545,959	(1,336,215)	(3,964,124)	(390,493)	(3,163)	(7,164,512)	(4,876,165)
Redemptions (note 3)	(6,203,185)	(4,348,052)	(8,074,947)	(12,638,948)	(977,083)	(712,202)	(13,862,852)	(18,834,024)
Annuity benefits	-	-	(18,208)	(25,708)	(196)	(208)	(56,302)	(47,295)
Contract maintenance charges (note 2)	(227)	(78)	(770)	(798)	-	-	(1,550)	(1,636)
Contingent deferred sales charges (note 2)	(18,174)	(13,227)	(9,197)	(24,253)	(9,300)	(6,921)	(62,610)	(101,448)
Adjustments to maintain reserves	(292)	11,831	2,275	3,849	1,964	(530)	2,596	5,451

Net equity transactions	447,750	30,664,015	(9,250,014)	(16,503,770)	(1,336,017)	(595,760)	(19,464,003)	(20,812,435)

Net change in contract owners’ equity	(5,738,262)	30,185,520	(29,861,886)	(7,826,743)	(6,271,726)	927,702	(59,156,935)	(5,399,830)
Contract owners’ equity beginning of period	30,185,520	-	52,803,364	60,630,107	11,432,722	10,505,020	101,132,669	106,532,499

Contract owners’ equity end of period	$24,447,258	30,185,520	22,941,478	52,803,364	5,160,996	11,432,722	41,975,734	101,132,669

CHANGES IN UNITS:
Beginning units	3,077,761	-	2,660,164	3,528,715	614,490	648,323	5,132,023	6,293,681
Units purchased	5,259,682	6,979,378	213,270	424,763	53,817	63,854	1,017,722	1,874,697
Units redeemed	(4,977,599)	(3,901,617)	(790,445)	(1,293,314)	(164,628)	(97,687)	(2,320,593)	(3,036,355)

Ending units	3,359,844	3,077,761	2,082,989	2,660,164	503,679	614,490	3,829,152	5,132,023

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FCS		FC2		FIGBS		FGOS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,093,641)	(3,410,738)	(169,945)	(219,506)	1,960,251	1,760,430	(291,007)	(640,795)
Realized gain (loss) on investments	17,813,085	55,638,212	524,483	1,160,511	(776,301)	(644,233)	1,561,148	2,879,230
Change in unrealized gain (loss) on investments	(342,025,884)	(123,508,728)	(9,186,346)	(3,215,038)	(4,238,529)	723,507	(28,851,921)	9,243,801
Reinvested capital gains	18,511,927	198,370,523	482,988	5,088,027	53,666	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(307,794,513)	127,089,269	(8,348,820)	2,813,994	(3,000,913)	1,839,704	(27,581,780)	11,482,236

Equity transactions:
Purchase payments received from contract owners (note 3)	13,166,368	19,820,622	65,285	300,440	1,490,364	2,683,968	859,080	709,776
Transfers between funds	(49,376,712)	(33,053,375)	(632,630)	421,425	5,196,393	12,496,952	(884,140)	(3,260,017)
Redemptions (note 3)	(116,263,512)	(165,924,464)	(2,029,992)	(1,570,434)	(15,296,977)	(12,766,010)	(8,708,883)	(13,998,348)
Annuity benefits	(362,496)	(400,657)	(7,115)	(5,649)	(114,537)	(94,354)	(2,789)	(7,065)
Contract maintenance charges (note 2)	(25,000)	(24,778)	-	-	(1,962)	(1,235)	(1,255)	(1,372)
Contingent deferred sales charges (note 2)	(354,218)	(624,114)	(23,673)	(26,135)	(50,881)	(68,052)	(13,083)	(27,830)
Adjustments to maintain reserves	23,573	61,533	37	228	5,414	3,017	45	(127)

Net equity transactions	(153,191,997)	(180,145,233)	(2,628,088)	(880,125)	(8,772,186)	2,254,286	(8,751,025)	(16,584,983)

Net change in contract owners’ equity	(460,986,510)	(53,055,964)	(10,976,908)	1,933,869	(11,773,099)	4,093,990	(36,332,805)	(5,102,747)
Contract owners’ equity beginning of period	815,675,521	868,731,485	20,802,241	18,868,372	66,607,486	62,513,496	55,545,409	60,648,156

Contract owners’ equity end of period	$354,689,011	815,675,521	9,825,333	20,802,241	54,834,387	66,607,486	19,212,604	55,545,409

CHANGES IN UNITS:
Beginning units	34,126,179	42,459,981	1,171,503	1,229,048	5,743,749	5,515,247	4,293,709	5,734,093
Units purchased	4,747,398	7,484,045	56,044	92,277	2,655,637	3,651,172	1,068,057	863,866
Units redeemed	(12,876,046)	(15,817,847)	(244,332)	(149,822)	(3,414,853)	(3,422,670)	(2,036,517)	(2,304,250)

Ending units	25,997,531	34,126,179	983,215	1,171,503	4,984,533	5,743,749	3,325,249	4,293,709

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FMCS		FMC2		FVSS		FVSS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(321,442)	(214,865)	(196,933)	(211,488)	(128,980)	(181,703)	(25,170)	(37,720)
Realized gain (loss) on investments	(3,994,033)	740,316	772,748	1,008,359	(4,292,902)	(86,025)	(254,427)	44,487
Change in unrealized gain (loss) on investments	(19,917,178)	1,503,027	(8,622,741)	(278,986)	(13,916,186)	(2,394,451)	(1,338,765)	(210,336)
Reinvested capital gains	5,975,426	2,557,199	2,176,437	1,380,394	5,056,892	4,362,170	426,394	312,066

Net increase (decrease) in contract owners’ equity resulting from operations	(18,257,227)	4,585,677	(5,870,489)	1,898,279	(13,281,176)	1,699,991	(1,191,968)	108,497

Equity transactions:
Purchase payments received from contract owners (note 3)	1,425,458	1,926,850	141,450	550,779	500,371	1,167,210	5,602	48,288
Transfers between funds	4,330,878	19,498,426	(865,828)	(4,350)	(4,396,007)	(175,347)	(261,324)	(79,574)
Redemptions (note 3)	(6,463,959)	(5,763,293)	(1,326,949)	(896,779)	(4,139,516)	(7,160,626)	(178,582)	(228,538)
Annuity benefits	(223)	(132)	(122,619)	(107,323)	(22,982)	(37,238)	-	-
Contract maintenance charges (note 2)	(1,119)	(574)	(48)	3	(763)	(959)	-	-
Contingent deferred sales charges (note 2)	(29,125)	(17,551)	(17,224)	(7,790)	(21,438)	(36,299)	(1,796)	(4,498)
Adjustments to maintain reserves	999	(1,553)	3,926	(6,060)	3,619	4,707	(13)	(92)

Net equity transactions	(737,091)	15,642,173	(2,187,292)	(471,520)	(8,076,716)	(6,238,552)	(436,113)	(264,414)

Net change in contract owners’ equity	(18,994,318)	20,227,850	(8,057,781)	1,426,759	(21,357,892)	(4,538,561)	(1,628,081)	(155,917)
Contract owners’ equity beginning of period	43,914,425	23,686,575	15,910,028	14,483,269	32,158,748	36,697,309	2,634,568	2,790,485

Contract owners’ equity end of period	$24,920,107	43,914,425	7,852,247	15,910,028	10,800,856	32,158,748	1,006,487	2,634,568

CHANGES IN UNITS:
Beginning units	3,720,767	2,219,901	688,268	726,383	1,995,932	2,381,904	172,687	189,220
Units purchased	2,476,807	3,317,381	32,714	59,779	358,554	2,023,381	4,664	8,938
Units redeemed	(2,591,357)	(1,816,515)	(158,396)	(97,894)	(966,290)	(2,409,353)	(39,471)	(25,471)

Ending units	3,606,217	3,720,767	562,586	688,268	1,388,196	1,995,932	137,880	172,687

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FNRS2		FF10S		FF10S2		FF20S

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(533,285)	(286,047)	159,464	122,170	381	307	93,653	82,993
Realized gain (loss) on investments	(2,589,591)	237,471	(893,044)	224,296	617	689	(432,585)	155,588
Change in unrealized gain (loss) on investments	(27,519,089)	7,529,881	(2,834,252)	(163,826)	(9,661)	555	(2,482,108)	(116,743)
Reinvested capital gains	1,407,632	1,805,107	397,980	171,937	1,188	947	358,206	167,824

Net increase (decrease) in contract owners’ equity resulting from operations	(29,234,333)	9,286,412	(3,169,852)	354,577	(7,475)	2,498	(2,462,834)	289,662

Equity transactions:
Purchase payments received from contract owners (note 3)	1,399,448	1,482,882	137,029	936,679	13,472	-	345,824	656,119
Transfers between funds	8,143,964	28,445,837	5,538,244	6,710,517	(10,109)	-	2,234,200	4,219,388
Redemptions (note 3)	(7,460,632)	(3,304,404)	(2,752,654)	(2,343,580)	(4,362)	(1,584)	(1,508,109)	(703,545)
Annuity benefits	(29,084)	(12,229)	(3,588)	(1,345)	(3,516)	(3,920)	(7,756)	(3,015)
Contract maintenance charges (note 2)	(1,185)	(477)	(112)	(25)	(1)	-	(629)	(157)
Contingent deferred sales charges (note 2)	(29,743)	(17,946)	(9,257)	(3,638)	-	-	(7,089)	(4,243)
Adjustments to maintain reserves	2,194	(4,930)	(128)	(34)	259	291	(105)	(256)

Net equity transactions	2,024,962	26,588,733	2,909,534	5,298,574	(4,257)	(5,213)	1,056,336	4,164,291

Net change in contract owners’ equity	(27,209,371)	35,875,145	(260,318)	5,653,151	(11,732)	(2,715)	(1,406,498)	4,453,953
Contract owners’ equity beginning of period	47,397,752	11,522,607	8,315,886	2,662,735	34,024	36,739	6,634,007	2,180,054

Contract owners’ equity end of period	$20,188,381	47,397,752	8,055,568	8,315,886	22,292	34,024	5,227,509	6,634,007

CHANGES IN UNITS:
Beginning units	3,230,157	1,092,891	717,498	238,181	2,743	3,171	561,279	203,073
Units purchased	3,983,629	3,767,516	863,436	837,524	1,204	-	504,980	539,686
Units redeemed	(4,048,755)	(1,630,250)	(631,933)	(358,207)	(1,516)	(428)	(395,348)	(181,480)

Ending units	3,165,031	3,230,157	949,001	717,498	2,431	2,743	670,911	561,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF20S2		FF30S		FF30S2		FTVDM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,031	54	34,343	45,184	2,317	2,404	185,370	83,453
Realized gain (loss) on investments	(474)	510	(152,920)	49,357	(27,824)	3,869	(2,685,224)	1,061,894
Change in unrealized gain (loss) on investments	(33,780)	1,011	(1,629,441)	(62,754)	(190,095)	(3,817)	(8,166,063)	1,028,517
Reinvested capital gains	3,596	1,338	228,388	111,626	26,641	12,384	2,366,707	859,693

Net increase (decrease) in contract owners’ equity resulting from operations	(29,627)	2,913	(1,519,630)	143,413	(188,961)	14,840	(8,299,210)	3,033,557

Equity transactions:
Purchase payments received from contract owners (note 3)	64,998	9,979	574,791	705,561	-	235,736	341,295	437,882
Transfers between funds	-	-	(78,431)	2,211,292	184,744	-	(8,959,556)	17,069,269
Redemptions (note 3)	(1,914)	-	(226,412)	(375,554)	(54,174)	(10,581)	(2,348,529)	(2,250,179)
Annuity benefits	(6,148)	(3,950)	-	-	(27,673)	(22,622)	(22,802)	(29,197)
Contract maintenance charges (note 2)	(2)	-	(887)	(345)	(5)	-	(209)	(124)
Contingent deferred sales charges (note 2)	-	-	(3,201)	(7,124)	-	-	(9,414)	(10,196)
Adjustments to maintain reserves	540	569	(59)	(92)	1,232	1,230	1,273	(1,886)

Net equity transactions	57,474	6,598	265,801	2,533,738	104,124	203,763	(10,997,942)	15,215,569

Net change in contract owners’ equity	27,847	9,511	(1,253,829)	2,677,151	(84,837)	218,603	(19,297,152)	18,249,126
Contract owners’ equity beginning of period	43,848	34,337	3,625,337	948,186	377,140	158,537	24,382,734	6,133,608

Contract owners’ equity end of period	$71,695	43,848	2,371,508	3,625,337	292,303	377,140	5,085,582	24,382,734

CHANGES IN UNITS:
Beginning units	3,382	2,852	301,314	85,992	27,932	12,830	1,629,698	483,848
Units purchased	5,622	680	168,857	259,751	16,127	16,966	564,552	2,240,638
Units redeemed	(712)	(150)	(140,179)	(44,429)	(8,798)	(1,864)	(1,447,461)	(1,094,788)

Ending units	8,292	3,382	329,992	301,314	35,261	27,932	746,789	1,629,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF2		TIF3		FTVFA2		FTVGI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$674	665	210,114	113,104	24,429	-	1,231,132	287,909
Realized gain (loss) on investments	7,706	6,423	(938,218)	197,558	(112,861)	-	1,289,935	422,029
Change in unrealized gain (loss) on investments	(48,524)	1,933	(7,688,911)	570,989	(96,307)	-	(1,091,876)	1,282,486
Reinvested capital gains	6,350	4,475	1,445,923	540,392	28,167	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,794)	13,496	(6,971,092)	1,422,043	(156,572)	-	1,429,191	1,992,424

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	521,952	797,172	23,564	-	1,292,654	1,227,438
Transfers between funds	(9,283)	-	4,071,162	7,732,645	1,190,706	-	14,320,636	21,451,699
Redemptions (note 3)	(112)	(783)	(2,620,193)	(1,495,455)	(34,830)	-	(7,902,089)	(3,392,114)
Annuity benefits	(14,470)	(15,601)	(33,129)	(34,921)	-	-	(15,726)	(12,775)
Contract maintenance charges (note 2)	-	-	(797)	(179)	(1)	-	(287)	(41)
Contingent deferred sales charges (note 2)	-	-	(13,459)	(9,010)	(268)	-	(17,849)	(9,595)
Adjustments to maintain reserves	806	747	988	1,393	(8)	-	270	(2,006)

Net equity transactions	(23,059)	(15,637)	1,926,524	6,991,645	1,179,163	-	7,677,609	19,262,606

Net change in contract owners’ equity	(56,853)	(2,141)	(5,044,568)	8,413,688	1,022,591	-	9,106,800	21,255,030
Contract owners’ equity beginning of period	102,271	104,412	14,705,701	6,292,013	-	-	33,144,739	11,889,709

Contract owners’ equity end of period	$45,418	102,271	9,661,133	14,705,701	1,022,591	-	42,251,539	33,144,739

CHANGES IN UNITS:
Beginning units	5,496	6,397	1,094,763	505,381	-	-	2,850,554	1,106,336
Units purchased	64	-	925,782	967,439	256,373	-	3,628,953	2,734,673
Units redeemed	(1,416)	(901)	(771,661)	(378,057)	(104,161)	-	(3,014,178)	(990,455)

Ending units	4,144	5,496	1,248,884	1,094,763	152,212	-	3,465,329	2,850,554

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVIS2		FTVRD2		FTVSV2		WRASP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,347,439	1,421,570	2,478	10,210	4,042	(96,419)	(2,612,292)	(1,750,184)
Realized gain (loss) on investments	(3,927,872)	1,668,150	6,041	50,991	(5,763,259)	462,702	16,219,589	5,259,266
Change in unrealized gain (loss) on investments	(17,396,908)	(2,690,240)	(292,640)	(125,339)	(3,889,596)	(3,056,983)	(123,515,090)	83,813,774
Reinvested capital gains	1,248,095	395,282	7,040	18,291	1,492,261	1,430,708	20,330,014	14,731,001

Net increase (decrease) in contract owners’ equity resulting from operations	(17,729,246)	794,762	(277,081)	(45,847)	(8,156,552)	(1,259,992)	(89,577,779)	102,053,857

Equity transactions:
Purchase payments received from contract owners (note 3)	1,594,129	5,629,647	(153)	(17)	605,751	781,542	5,377,135	8,691,525
Transfers between funds	3,260,697	27,746,873	(63,674)	(89,572)	8,331,848	7,384,923	5,322,185	9,698,337
Redemptions (note 3)	(13,272,437)	(10,560,479)	(50,321)	(34,203)	(3,090,755)	(3,582,692)	(37,513,143)	(18,495,618)
Annuity benefits	(72,030)	(64,945)	(70,372)	(90,563)	(41,821)	(43,267)	(29,755)	(15,846)
Contract maintenance charges (note 2)	(559)	(292)	(45)	(7)	(277)	(129)	-	-
Contingent deferred sales charges (note 2)	(26,997)	(15,807)	(1,546)	(482)	(13,304)	(13,509)	(200,721)	(290,666)
Adjustments to maintain reserves	2,871	3,402	4,661	5,030	2,283	(3,071)	9,690	3,450

Net equity transactions	(8,514,326)	22,738,399	(181,450)	(209,814)	5,793,725	4,523,797	(27,034,609)	(408,818)

Net change in contract owners’ equity	(26,243,572)	23,533,161	(458,531)	(255,661)	(2,362,827)	3,263,805	(116,612,388)	101,645,039
Contract owners’ equity beginning of period	60,675,624	37,142,463	1,120,876	1,376,537	17,171,553	13,907,748	344,804,295	243,159,256

Contract owners’ equity end of period	$34,432,052	60,675,624	662,345	1,120,876	14,808,726	17,171,553	228,191,907	344,804,295

CHANGES IN UNITS:
Beginning units	5,243,133	3,299,693	90,220	106,400	1,615,021	1,233,894	14,390,538	14,439,370
Units purchased	2,770,029	5,755,834	596	-	3,120,705	1,720,511	5,309,278	1,694,667
Units redeemed	(3,767,993)	(3,812,394)	(16,560)	(16,180)	(2,600,502)	(1,339,384)	(6,790,123)	(1,743,499)

Ending units	4,245,169	5,243,133	74,256	90,220	2,135,224	1,615,021	12,909,693	14,390,538

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRBP		WRBDP		WRCEP		WRDIV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(949,093)	51,733	(1,459,742)	3,318,179	(2,256,548)	(1,870,341)	(431,421)	(135,172)
Realized gain (loss) on investments	4,132,142	3,144,467	(1,078,327)	(203,248)	4,575,696	7,686,441	1,521,989	587,915
Change in unrealized gain (loss) on investments	(22,916,709)	8,076,334	1,094,768	1,758,736	(90,860,666)	2,167,297	(16,387,185)	4,510,087
Reinvested capital gains	54,179	1,795	-	-	5,051,921	22,981,411	49,185	322,208

Net increase (decrease) in contract owners’ equity resulting from operations	(19,679,481)	11,274,329	(1,443,301)	4,873,667	(83,489,597)	30,964,808	(15,247,432)	5,285,038

Equity transactions:
Purchase payments received from contract owners (note 3)	1,060,989	1,265,149	1,914,602	1,952,475	2,556,815	3,404,189	999,252	1,901,308
Transfers between funds	(4,542,968)	(3,508,055)	9,419,584	40,090,803	(13,933,384)	(15,538,802)	937,874	6,128,540
Redemptions (note 3)	(13,178,441)	(7,525,316)	(20,020,161)	(8,464,274)	(26,779,210)	(19,709,254)	(5,352,886)	(1,870,494)
Annuity benefits	(13,424)	(13,028)	(34,272)	(13,130)	(16,425)	(16,231)	(4,137)	(4,818)
Contract maintenance charges (note 2)	-	-	-	-	(62)	-	-	-
Contingent deferred sales charges (note 2)	(55,474)	(103,889)	(95,223)	(117,093)	(136,604)	(312,818)	(32,063)	(28,424)
Adjustments to maintain reserves	5,820	(1,096)	4,056	1,971	31,734	5,747	(187)	1,163

Net equity transactions	(16,723,498)	(9,886,235)	(8,811,414)	33,450,752	(38,277,136)	(32,167,169)	(3,452,147)	6,127,275

Net change in contract owners’ equity	(36,402,979)	1,388,094	(10,254,715)	38,324,419	(121,766,733)	(1,202,361)	(18,699,579)	11,412,313
Contract owners’ equity beginning of period	98,639,225	97,251,131	129,197,368	90,872,949	259,538,098	260,740,459	43,136,906	31,724,593

Contract owners’ equity end of period	$62,236,246	98,639,225	118,942,653	129,197,368	137,771,365	259,538,098	24,437,327	43,136,906

CHANGES IN UNITS:
Beginning units	7,103,270	7,857,473	9,744,380	7,144,826	22,343,431	25,267,360	2,699,802	2,287,217
Units purchased	2,212,535	324,493	4,843,743	3,860,087	7,115,799	736,020	1,190,088	721,623
Units redeemed	(3,619,785)	(1,078,696)	(5,606,136)	(1,260,533)	(11,218,324)	(3,659,949)	(1,483,798)	(309,038)

Ending units	5,696,020	7,103,270	8,981,987	9,744,380	18,240,906	22,343,431	2,406,092	2,699,802

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRENG		WRGNR		WRGP		WRHIP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(139,321)	(33,422)	(40,617)	(732,490)	(2,865,797)	(3,616,784)	(472,701)	5,313,024
Realized gain (loss) on investments	422,792	58,709	2,341,583	1,249,986	8,136,002	11,276,144	(1,115,548)	198,966
Change in unrealized gain (loss) on investments	(7,561,825)	2,095,711	(47,372,142)	14,000,634	(105,511,623)	45,858,613	(16,350,585)	(3,385,854)
Reinvested capital gains	12,285	29,226	2,831,602	5,064,463	2,105,992	6,725,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,266,069)	2,150,224	(42,239,574)	19,582,593	(98,135,426)	60,243,098	(17,938,834)	2,126,136

Equity transactions:
Purchase payments received from contract owners (note 3)	626,786	1,073,891	1,399,957	2,391,903	2,791,705	3,036,005	1,115,645	1,605,584
Transfers between funds	4,670,150	6,106,284	1,038,331	8,276,339	(17,142,059)	(21,241,983)	(1,287,783)	3,319,010
Redemptions (note 3)	(1,292,656)	(447,182)	(5,942,907)	(3,353,805)	(28,097,664)	(19,497,829)	(8,958,736)	(6,205,112)
Annuity benefits	-	-	(2,875)	(3,184)	(14,017)	(12,730)	(15,832)	(6,575)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,433)	(6,071)	(31,610)	(53,144)	(157,182)	(328,606)	(43,739)	(79,375)
Adjustments to maintain reserves	(105)	(189)	(333)	3,745	16,409	(3,791)	6,333	(2,327)

Net equity transactions	3,998,742	6,726,733	(3,539,437)	7,261,854	(42,602,808)	(38,048,934)	(9,184,112)	(1,368,795)

Net change in contract owners’ equity	(3,267,327)	8,876,957	(45,779,011)	26,844,447	(140,738,234)	22,194,164	(27,122,946)	757,341
Contract owners’ equity beginning of period	10,956,096	2,079,139	70,695,179	43,850,732	292,613,355	270,419,191	84,055,898	83,298,557

Contract owners’ equity end of period	$7,688,769	10,956,096	24,916,168	70,695,179	151,875,121	292,613,355	56,932,952	84,055,898

CHANGES IN UNITS:
Beginning units	794,716	225,125	3,287,167	2,887,238	25,148,472	28,866,345	5,514,524	5,604,764
Units purchased	936,240	678,343	1,617,833	853,106	7,248,335	788,814	1,861,801	719,281
Units redeemed	(684,081)	(108,752)	(1,866,041)	(453,177)	(11,826,267)	(4,506,687)	(2,574,795)	(809,521)

Ending units	1,046,875	794,716	3,038,959	3,287,167	20,570,540	25,148,472	4,801,530	5,514,524

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRIP		WRI2P		WRMIC		WRMCG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(725,665)	(599,501)	(249,106)	113,229	(59,902)	(86,777)	(170,082)	(189,802)
Realized gain (loss) on investments	4,363,468	2,926,709	(966,393)	1,415,784	2,652	533,444	10,049	268,939
Change in unrealized gain (loss) on investments	(40,979,851)	10,110,684	(14,803,484)	(1,937,952)	(2,860,331)	(135,320)	(5,895,996)	959,096
Reinvested capital gains	1,289,104	2,224,092	489,117	3,592,027	-	-	175,165	402,368

Net increase (decrease) in contract owners’ equity resulting from operations	(36,052,944)	14,661,984	(15,529,866)	3,183,088	(2,917,581)	311,347	(5,880,864)	1,440,601

Equity transactions:
Purchase payments received from contract owners (note 3)	1,077,574	1,928,460	447,529	1,246,348	110,934	167,999	255,665	705,919
Transfers between funds	(3,583,813)	3,932,861	(3,982,632)	2,376,758	(343,848)	(191,234)	(317,196)	4,284,892
Redemptions (note 3)	(8,097,305)	(6,031,845)	(3,474,581)	(3,069,392)	(459,542)	(535,335)	(1,424,429)	(1,189,904)
Annuity benefits	(4,281)	(4,209)	(7,934)	(4,334)	(4,208)	(4,681)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(50,282)	(102,870)	(23,063)	(50,005)	(4,993)	(10,146)	(6,539)	(17,406)
Adjustments to maintain reserves	8,917	5,698	5,892	(6,059)	52	148	(10,828)	1,300

Net equity transactions	(10,649,190)	(271,905)	(7,034,789)	493,316	(701,605)	(573,249)	(1,503,327)	3,784,801

Net change in contract owners’ equity	(46,702,134)	14,390,079	(22,564,655)	3,676,404	(3,619,186)	(261,902)	(7,384,191)	5,225,402
Contract owners’ equity beginning of period	89,991,958	75,601,879	40,050,474	36,374,070	6,422,216	6,684,118	16,820,762	11,595,360

Contract owners’ equity end of period	$43,289,824	89,991,958	17,485,819	40,050,474	2,803,030	6,422,216	9,436,571	16,820,762

CHANGES IN UNITS:
Beginning units	6,280,053	6,317,661	2,118,596	2,084,663	416,786	457,441	1,245,741	954,630
Units purchased	2,265,176	874,190	689,829	515,583	165,270	81,315	584,332	484,641
Units redeemed	(3,301,387)	(911,798)	(1,162,540)	(481,650)	(231,085)	(121,970)	(723,346)	(193,530)

Ending units	5,243,842	6,280,053	1,645,885	2,118,596	350,971	416,786	1,106,727	1,245,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRMMP		WRMSP		WRRESP		WRSTP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$429,651	1,149,836	(31,041)	185,409	(126,154)	(234,727)	(1,384,958)	(1,703,395)
Realized gain (loss) on investments	-	-	(206,578)	(33,894)	(544,934)	1,810,968	4,022,139	5,976,451
Change in unrealized gain (loss) on investments	-	-	(756,628)	34,819	(6,294,814)	(7,086,843)	(49,372,796)	(3,045,846)
Reinvested capital gains	-	-	-	-	248,914	864,218	2,785,882	25,247,198

Net increase (decrease) in contract owners’ equity resulting from operations	429,651	1,149,836	(994,247)	186,334	(6,716,988)	(4,646,384)	(43,949,733)	26,474,408

Equity transactions:
Purchase payments received from contract owners (note 3)	2,886,776	6,425,111	117,722	180,809	333,916	673,618	1,877,522	2,375,156
Transfers between funds	50,433,521	13,381,445	(863,584)	1,168,475	(970,870)	(2,777,389)	(7,536,349)	(3,716,863)
Redemptions (note 3)	(26,581,291)	(11,513,739)	(1,152,576)	(833,291)	(1,828,968)	(2,285,844)	(12,459,810)	(9,440,600)
Annuity benefits	(17,576)	(631)	(2,064)	(2,215)	(4,709)	(6,178)	(7,261)	(7,395)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(112,361)	(143,763)	(3,904)	(13,429)	(14,856)	(41,869)	(79,605)	(177,899)
Adjustments to maintain reserves	17,215	7,010	(170)	34	898	2,901	1,151	4,067

Net equity transactions	26,626,284	8,155,433	(1,904,576)	500,383	(2,484,589)	(4,434,761)	(18,204,352)	(10,963,534)

Net change in contract owners’ equity	27,055,935	9,305,269	(2,898,823)	686,717	(9,201,577)	(9,081,145)	(62,154,085)	15,510,874
Contract owners’ equity beginning of period	40,493,205	31,187,936	9,365,711	8,678,994	19,090,459	28,171,604	137,115,307	121,604,433

Contract owners’ equity end of period	$67,549,140	40,493,205	6,466,888	9,365,711	9,888,882	19,090,459	74,961,222	137,115,307

CHANGES IN UNITS:
Beginning units	3,735,294	2,969,855	855,365	808,187	1,285,756	1,572,126	9,699,144	10,562,288
Units purchased	7,984,467	3,200,311	358,254	266,232	652,473	293,098	2,699,063	599,306
Units redeemed	(5,606,124)	(2,434,872)	(541,563)	(219,054)	(869,928)	(579,468)	(4,331,364)	(1,462,450)

Ending units	6,113,637	3,735,294	672,056	855,365	1,068,301	1,285,756	8,066,843	9,699,144

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRSCP		WRSCV		WRVP		JABS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,215,642)	(1,739,372)	(104,126)	(176,499)	(985,737)	(540,577)	840	259
Realized gain (loss) on investments	4,676,896	6,072,623	(850,922)	(59,747)	2,928,195	4,960,222	170	4,089
Change in unrealized gain (loss) on investments	(52,623,308)	(1,757,309)	(2,292,457)	(1,042,471)	(39,058,141)	(10,610,895)	(17,008)	(1,188)
Reinvested capital gains	1,320,347	12,468,603	184,322	574,769	629,272	7,415,435	1,928	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,841,707)	15,044,545	(3,063,183)	(703,948)	(36,486,411)	1,224,185	(14,070)	3,160

Equity transactions:
Purchase payments received from contract owners (note 3)	1,429,849	1,468,283	185,251	327,491	966,918	1,066,148	-	-
Transfers between funds	(9,253,838)	(8,842,772)	(197,854)	272,410	(7,865,460)	(7,417,702)	79,385	(19,067)
Redemptions (note 3)	(10,918,980)	(9,448,666)	(1,166,148)	(1,369,669)	(10,450,066)	(9,110,904)	(6,656)	(2,100)
Annuity benefits	(11,108)	(11,023)	(6,760)	(4,046)	(15,132)	(18,303)	-	(367)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(75,836)	(164,678)	(6,828)	(23,430)	(77,358)	(154,700)	-	-
Adjustments to maintain reserves	10,927	(1,556)	(4)	480	345	5,249	113	56

Net equity transactions	(18,818,986)	(17,000,412)	(1,192,343)	(796,764)	(17,440,753)	(15,630,212)	72,842	(21,478)

Net change in contract owners’ equity	(66,660,693)	(1,955,867)	(4,255,526)	(1,500,712)	(53,927,164)	(14,406,027)	58,772	(18,318)
Contract owners’ equity beginning of period	130,404,579	132,360,446	12,044,210	13,544,922	116,064,087	130,470,114	32,613	50,931

Contract owners’ equity end of period	$63,743,886	130,404,579	7,788,684	12,044,210	62,136,923	116,064,087	91,385	32,613

CHANGES IN UNITS:
Beginning units	8,843,950	10,059,603	921,499	981,472	7,960,591	9,004,271	2,342	3,983
Units purchased	2,689,893	389,076	404,552	213,705	1,822,179	440,369	6,157	-
Units redeemed	(4,391,929)	(1,604,729)	(501,325)	(273,678)	(3,290,781)	(1,484,049)	(580)	(1,641)

Ending units	7,141,914	8,843,950	824,726	921,499	6,491,989	7,960,591	7,919	2,342

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JACAS		JAGTS		JAGTS2		JARLCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,114,763)	(2,254,224)	(238,889)	(336,667)	(155,741)	(181,130)	(13,905)	(27,699)
Realized gain (loss) on investments	36,028,375	39,533,507	690,275	2,036,062	687,087	2,649,014	(248,707)	8,047
Change in unrealized gain (loss) on investments	(128,871,167)	28,781,149	(13,793,583)	5,458,414	(8,720,454)	1,128,863	(954,111)	135,140
Reinvested capital gains	-	-	-	-	-	-	147,027	32,196

Net increase (decrease) in contract owners’ equity resulting from operations	(94,957,555)	66,060,432	(13,342,197)	7,157,809	(8,189,108)	3,596,747	(1,069,696)	147,684

Equity transactions:
Purchase payments received from contract owners (note 3)	3,112,750	3,935,209	230,217	205,230	775,081	978,201	23,388	206,711
Transfers between funds	868,058	7,390,211	(1,805,811)	(3,319,995)	(634,197)	(736,230)	161,370	(60,266)
Redemptions (note 3)	(40,583,636)	(47,693,850)	(5,496,738)	(9,494,442)	(2,935,255)	(3,748,965)	(654,840)	(597,532)
Annuity benefits	(37,253)	(30,133)	(2,421)	(2,948)	-	-	(310)	-
Contract maintenance charges (note 2)	(4,319)	(4,004)	(1,480)	(1,708)	(459)	(509)	(2)	(1)
Contingent deferred sales charges (note 2)	(107,794)	(181,896)	(5,911)	(34,215)	(16,308)	(21,198)	(1,485)	(2,662)
Adjustments to maintain reserves	86,097	(219,400)	22,186	600	(74,995)	(319)	(103)	(23)

Net equity transactions	(36,666,097)	(36,803,863)	(7,059,958)	(12,647,478)	(2,886,133)	(3,529,020)	(471,982)	(453,773)

Net change in contract owners’ equity	(131,623,652)	29,256,569	(20,402,155)	(5,489,669)	(11,075,241)	67,727	(1,541,678)	(306,089)
Contract owners’ equity beginning of period	237,543,444	208,286,875	34,810,960	40,300,629	19,686,825	19,619,098	3,150,367	3,456,456

Contract owners’ equity end of period	$105,919,792	237,543,444	14,408,805	34,810,960	8,611,584	19,686,825	1,608,689	3,150,367

CHANGES IN UNITS:
Beginning units	19,196,350	20,957,631	7,228,127	10,187,641	1,356,019	1,632,227	177,353	204,029
Units purchased	7,946,503	10,875,168	497,940	2,918,408	422,047	651,974	66,214	95,551
Units redeemed	(11,150,132)	(12,636,449)	(2,349,706)	(5,877,922)	(710,486)	(928,182)	(102,993)	(122,227)

Ending units	15,992,721	19,196,350	5,376,361	7,228,127	1,067,580	1,356,019	140,574	177,353

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS		JAIGS2		JPMCVP		AMTB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,637,524	(1,206,071)	2,001,349	(1,292,363)	(6,076)	(99,901)	1,150,829	834,075
Realized gain (loss) on investments	18,441,362	31,399,487	20,122,672	29,137,711	(492,149)	2,908,772	(837,383)	149,277
Change in unrealized gain (loss) on investments	(102,734,913)	8,405,584	(122,594,162)	10,672,374	(8,443,606)	(3,597,345)	(6,412,462)	877,204
Reinvested capital gains	15,048,524	-	18,856,175	-	1,484,506	1,730,987	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(67,607,503)	38,599,000	(81,613,966)	38,517,722	(7,457,325)	942,513	(6,099,016)	1,860,556

Equity transactions:
Purchase payments received from contract owners (note 3)	1,047,864	1,116,075	3,660,114	6,208,609	9,693	15,657	1,145,069	1,356,051
Transfers between funds	(7,174,128)	(12,310,196)	(14,771,518)	7,985,870	(5,683,501)	(8,655,421)	(8,253,610)	7,232,407
Redemptions (note 3)	(26,348,234)	(37,478,420)	(24,069,227)	(27,539,624)	(3,978,350)	(6,389,387)	(10,823,914)	(10,013,420)
Annuity benefits	(23,074)	(27,391)	(67,957)	(56,337)	(3,627)	(4,435)	(39,774)	(28,638)
Contract maintenance charges (note 2)	(4,626)	(4,888)	(2,943)	(2,222)	(498)	(632)	(1,163)	(581)
Contingent deferred sales charges (note 2)	(23,357)	(100,108)	(87,615)	(142,254)	(5,192)	(27,973)	(27,783)	(29,005)
Adjustments to maintain reserves	56,010	(174,419)	26,370	16,992	(366)	652	1,041	614

Net equity transactions	(32,469,545)	(48,979,347)	(35,312,776)	(13,528,966)	(9,661,841)	(15,061,539)	(18,000,134)	(1,482,572)

Net change in contract owners’ equity	(100,077,048)	(10,380,347)	(116,926,742)	24,988,756	(17,119,166)	(14,119,026)	(24,099,150)	377,984
Contract owners’ equity beginning of period	154,316,456	164,696,803	178,522,653	153,533,897	28,810,043	42,929,069	53,221,395	52,843,411

Contract owners’ equity end of period	$54,239,408	154,316,456	61,595,911	178,522,653	11,690,877	28,810,043	29,122,245	53,221,395

CHANGES IN UNITS:
Beginning units	8,694,808	10,413,775	6,157,632	6,727,631	2,001,101	3,023,212	4,927,107	5,053,380
Units purchased	763,914	3,056,452	2,032,442	3,423,449	110,617	260,865	2,400,115	3,239,415
Units redeemed	(2,773,780)	(4,775,419)	(3,703,408)	(3,993,448)	(883,498)	(1,282,976)	(4,187,488)	(3,365,688)

Ending units	6,684,942	8,694,808	4,486,666	6,157,632	1,228,220	2,001,101	3,139,734	4,927,107

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MIGSC		MMCGSC		MNDSC		MVFSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,072)	(3,279)	(41,644)	(58,305)	(19,405)	(27,898)	(65,618)	(196,245)
Realized gain (loss) on investments	2,575	9,838	79,081	244,337	(12,891)	145,276	(845,018)	1,422,814
Change in unrealized gain (loss) on investments	(104,015)	18,733	(1,819,815)	(64,283)	(676,408)	(212,777)	(16,140,076)	257,937
Reinvested capital gains	10,494	-	319,435	120,578	214,547	108,508	1,745,231	664,222

Net increase (decrease) in contract owners’ equity resulting from operations	(93,018)	25,292	(1,462,943)	242,327	(494,157)	13,109	(15,305,481)	2,148,728

Equity transactions:
Purchase payments received from contract owners (note 3)	(6)	(12)	6,943	39,505	6,459	48,139	928,426	817,094
Transfers between funds	(4,076)	(1,863)	(148,555)	(230,139)	(366)	(101,197)	5,626,261	13,172,545
Redemptions (note 3)	(11,265)	(15,419)	(118,741)	(323,014)	(101,436)	(273,163)	(5,270,103)	(5,279,336)
Annuity benefits	(6,696)	(8,865)	-	-	-	-	(29,551)	(28,912)
Contract maintenance charges (note 2)	(2)	-	-	-	-	-	(385)	(149)
Contingent deferred sales charges (note 2)	(179)	(405)	(568)	(3,957)	(822)	(5,360)	(13,194)	(31,775)
Adjustments to maintain reserves	668	(12,177)	(46)	(131)	(46,621)	(16,155)	(279)	1,827

Net equity transactions	(21,556)	(38,741)	(260,967)	(517,736)	(142,786)	(347,736)	1,241,175	8,651,294

Net change in contract owners’ equity	(114,574)	(13,449)	(1,723,910)	(275,409)	(636,943)	(334,627)	(14,064,306)	10,800,022
Contract owners’ equity beginning of period	261,817	275,266	3,023,470	3,298,879	1,340,506	1,675,133	42,775,095	31,975,073

Contract owners’ equity end of period	$147,243	261,817	1,299,560	3,023,470	703,563	1,340,506	28,710,789	42,775,095

CHANGES IN UNITS:
Beginning units	20,042	23,107	259,737	304,947	114,943	143,980	3,388,372	2,656,741
Units purchased	84	-	8,125	7,373	12,289	7,203	2,174,589	2,089,365
Units redeemed	(2,001)	(3,065)	(32,946)	(52,583)	(25,279)	(36,240)	(2,104,465)	(1,357,734)

Ending units	18,125	20,042	234,916	259,737	101,953	114,943	3,458,496	3,388,372

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAAA2		GVABD2		GVAGG2		GVAGR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$439,959	432,360	1,344,204	2,047,545	404,639	372,844	288,566	(195,151)
Realized gain (loss) on investments	(1,577,102)	749,941	(1,872,198)	196,708	(481,663)	1,137,658	(917,919)	830,095
Change in unrealized gain (loss) on investments	(14,412,669)	(36,834)	(3,720,930)	(1,750,119)	(14,244,214)	1,367,005	(21,230,930)	1,970,600
Reinvested capital gains	500,454	20,716	26,029	-	911,284	-	2,103,079	9,101

Net increase (decrease) in contract owners’ equity resulting from operations	(15,049,358)	1,166,183	(4,222,895)	494,134	(13,409,954)	2,877,507	(19,757,204)	2,614,645

Equity transactions:
Purchase payments received from contract owners (note 3)	2,697,976	4,262,092	1,111,878	1,825,998	986,481	1,559,896	1,652,820	2,588,825
Transfers between funds	6,828,923	28,667,706	1,875,370	28,281,851	3,937,864	13,784,728	9,771,893	15,886,682
Redemptions (note 3)	(11,934,581)	(7,245,537)	(7,863,791)	(4,173,458)	(4,186,077)	(4,244,607)	(5,697,519)	(4,817,965)
Annuity benefits	(53,909)	(34,481)	(40,002)	(16,774)	(13,058)	(8,246)	(32,456)	(29,369)
Contract maintenance charges (note 2)	(746)	(297)	(269)	(83)	(693)	(322)	(1,378)	(645)
Contingent deferred sales charges (note 2)	(39,667)	(31,306)	(15,551)	(10,735)	(16,773)	(12,511)	(26,625)	(19,704)
Adjustments to maintain reserves	4,681	1,444	994	391	1,481	1,202	1,638	656

Net equity transactions	(2,497,323)	25,619,621	(4,931,371)	25,907,190	709,225	11,080,140	5,668,373	13,608,480

Net change in contract owners’ equity	(17,546,681)	26,785,804	(9,154,266)	26,401,324	(12,700,729)	13,957,647	(14,088,831)	16,223,125
Contract owners’ equity beginning of period	48,755,118	21,969,314	39,772,361	13,371,037	32,248,987	18,291,340	38,053,232	21,830,107

Contract owners’ equity end of period	$31,208,437	48,755,118	30,618,095	39,772,361	19,548,258	32,248,987	23,964,401	38,053,232

CHANGES IN UNITS:
Beginning units	4,327,066	2,062,762	3,680,238	1,263,418	2,609,463	1,678,343	3,258,610	2,097,865
Units purchased	2,463,802	3,831,102	3,966,962	4,022,920	1,438,508	2,191,970	2,550,266	2,362,729
Units redeemed	(2,948,531)	(1,566,798)	(4,480,190)	(1,606,100)	(1,440,068)	(1,260,850)	(2,084,436)	(1,201,984)

Ending units	3,842,337	4,327,066	3,167,010	3,680,238	2,607,903	2,609,463	3,724,440	3,258,610

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAGI2		NVCRA2		NVCRB2		NVCCA2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$105,814	49,505	9,231	-	19,796	-	29,851	-
Realized gain (loss) on investments	(769,927)	(19,080)	(51,468)	-	(228,204)	-	(334,518)	-
Change in unrealized gain (loss) on investments	(3,310,354)	(262,412)	(454,266)	-	(369,131)	-	(1,142,261)	-
Reinvested capital gains	2,817	-	28,153	-	13,371	-	40,598	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,971,650)	(231,987)	(468,350)	-	(564,168)	-	(1,406,330)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	727,755	630,472	42,121	-	25,620	-	2,981	-
Transfers between funds	5,930,503	5,830,679	1,783,924	-	4,358,746	-	6,556,923	-
Redemptions (note 3)	(1,064,026)	(376,792)	(64,326)	-	(784,528)	-	(961,052)	-
Annuity benefits	(42,161)	(10,126)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(128)	-	-	-	(7)	-	-	-
Contingent deferred sales charges (note 2)	(1,959)	(1,101)	(92)	-	(18)	-	(19,780)	-
Adjustments to maintain reserves	1,438	215	625	-	(15)	-	(24)	-

Net equity transactions	5,551,422	6,073,347	1,762,252	-	3,599,798	-	5,579,048	-

Net change in contract owners’ equity	1,579,772	5,841,360	1,293,902	-	3,035,630	-	4,172,718	-
Contract owners’ equity beginning of period	5,841,360	-	-	-	-	-	-	-

Contract owners’ equity end of period	$7,421,132	5,841,360	1,293,902	-	3,035,630	-	4,172,718	-

CHANGES IN UNITS:
Beginning units	537,058	-	-	-	-	-	-	-
Units purchased	1,058,928	642,253	233,367	-	514,419	-	701,112	-
Units redeemed	(446,888)	(105,195)	(29,958)	-	(132,316)	-	(141,385)	-

Ending units	1,149,098	537,058	203,409	-	382,103	-	559,727	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCCN2		NVCMD2		NVCMA2		NVCMC2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$20,672	-	39,777	-	15,937	-	22,033	-
Realized gain (loss) on investments	(138,552)	-	(78,586)	-	(137,427)	-	(86,137)	-
Change in unrealized gain (loss) on investments	(107,989)	-	(1,059,754)	-	(593,494)	-	(132,838)	-
Reinvested capital gains	4,461	-	37,784	-	25,591	-	11,115	-

Net increase (decrease) in contract owners’ equity resulting from operations	(221,408)	-	(1,060,779)	-	(689,393)	-	(185,827)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	6,538	-	96,009	-	409,472	-	93,955	-
Transfers between funds	3,356,206	-	6,996,482	-	2,665,798	-	4,129,381	-
Redemptions (note 3)	(530,286)	-	(411,382)	-	(98,938)	-	(310,623)	-
Annuity benefits	(808)	-	-	-	(13,758)	-	-	-
Contract maintenance charges (note 2)	-	-	(4)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,476)	-	(2,904)	-	(31)	-	(2,601)	-
Adjustments to maintain reserves	(31)	-	(21)	-	47	-	(35)	-

Net equity transactions	2,827,143	-	6,678,180	-	2,962,590	-	3,910,077	-

Net change in contract owners’ equity	2,605,735	-	5,617,401	-	2,273,197	-	3,724,250	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$2,605,735	-	5,617,401	-	2,273,197	-	3,724,250	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	576,210	-	836,678	-	406,456	-	553,891	-
Units redeemed	(292,873)	-	(93,863)	-	(103,012)	-	(108,002)	-

Ending units	283,337	-	742,815	-	303,444	-	445,889	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCBD1		NVCBD2		HIBF		HIBF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$16,188	-	1,313	-	4,074,797	4,948,461	2,280,826	2,910,185
Realized gain (loss) on investments	(1,745)	-	(35)	-	(4,157,625)	84,780	(3,874,374)	702,775
Change in unrealized gain (loss) on investments	7,278	-	1,464	-	(15,634,681)	(3,186,672)	(6,635,904)	(2,493,547)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,721	-	2,742	-	(15,717,509)	1,846,569	(8,229,452)	1,119,413

Equity transactions:
Purchase payments received from contract owners (note 3)	88,959	-	-	-	118,372	113,592	1,237,325	2,122,153
Transfers between funds	1,123,725	-	99,088	-	(6,978,337)	(9,369,782)	11,845,476	(11,906,431)
Redemptions (note 3)	(72,633)	-	(1,388)	-	(13,727,511)	(17,692,042)	(6,900,762)	(8,303,489)
Annuity benefits	(42)	-	-	-	(30,178)	(37,544)	(41,681)	(20,403)
Contract maintenance charges (note 2)	(2)	-	-	-	(705)	(885)	(370)	(371)
Contingent deferred sales charges (note 2)	(95)	-	-	-	(29,829)	(70,650)	(22,294)	(40,998)
Adjustments to maintain reserves	(61)	-	4	-	(1,864)	1,708	213	957

Net equity transactions	1,139,851	-	97,704	-	(20,650,052)	(27,055,603)	6,117,907	(18,148,582)

Net change in contract owners’ equity	1,161,572	-	100,446	-	(36,367,561)	(25,209,034)	(2,111,545)	(17,029,169)
Contract owners’ equity beginning of period	-	-	-	-	70,487,965	95,696,999	40,827,037	57,856,206

Contract owners’ equity end of period	$1,161,572	-	100,446	-	34,120,404	70,487,965	38,715,492	40,827,037

CHANGES IN UNITS:
Beginning units	-	-	-	-	4,627,823	6,422,082	3,454,996	5,044,302
Units purchased	231,014	-	10,402	-	334,718	394,517	4,979,785	3,330,694
Units redeemed	(121,859)	-	(143)	-	(1,834,895)	(2,188,776)	(3,817,823)	(4,920,000)

Ending units	109,155	-	10,259	-	3,127,646	4,627,823	4,616,958	3,454,996

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEM		GEM3		GEM6		GVGU1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(952)	(24,902)	(101,376)	(626,289)	(14,640)	(23,638)	901	945
Realized gain (loss) on investments	787,003	883,589	8,668,667	15,729,937	(103,641)	125,918	(9,403)	3,538
Change in unrealized gain (loss) on investments	(4,206,251)	450,855	(94,816,847)	16,119,031	(1,538,348)	383,323	(21,765)	(5,576)
Reinvested capital gains	713,183	541,784	17,307,977	13,372,601	345,857	200,259	516	15,057

Net increase (decrease) in contract owners’ equity resulting from operations	(2,707,017)	1,851,326	(68,941,579)	44,595,280	(1,310,772)	685,862	(29,751)	13,964

Equity transactions:
Purchase payments received from contract owners (note 3)	106,145	66,464	2,062,330	3,191,107	16,996	24,002	-	-
Transfers between funds	(417,223)	(209,181)	(32,495,760)	14,178,994	(202,287)	395,367	-	-
Redemptions (note 3)	(976,220)	(851,709)	(16,720,775)	(19,619,437)	(245,027)	(56,108)	(27,610)	(7,663)
Annuity benefits	(6,739)	(9,263)	(84,343)	(80,825)	-	-	(549)	(1,441)
Contract maintenance charges (note 2)	(291)	(247)	(3,519)	(2,933)	-	-	(1)	1
Contingent deferred sales charges (note 2)	(2,679)	(7,010)	(66,134)	(112,508)	(3,619)	(223)	-	-
Adjustments to maintain reserves	(2,849)	633	(28,136)	6,817	(491)	(140)	607	510

Net equity transactions	(1,299,856)	(1,010,313)	(47,336,337)	(2,438,785)	(434,428)	362,898	(27,553)	(8,593)

Net change in contract owners’ equity	(4,006,873)	841,013	(116,277,916)	42,156,495	(1,745,200)	1,048,760	(57,304)	5,371
Contract owners’ equity beginning of period	5,732,247	4,891,234	156,368,651	114,212,156	2,439,812	1,391,052	80,150	74,779

Contract owners’ equity end of period	$1,725,374	5,732,247	40,090,735	156,368,651	694,612	2,439,812	22,846	80,150

CHANGES IN UNITS:
Beginning units	168,853	210,317	4,177,260	4,406,546	83,699	68,138	3,488	3,870
Units purchased	39,301	28,428	1,222,131	2,958,266	15,475	29,338	37	-
Units redeemed	(90,546)	(69,892)	(2,830,658)	(3,187,552)	(41,587)	(13,777)	(2,024)	(382)

Ending units	117,608	168,853	2,568,733	4,177,260	57,587	83,699	1,501	3,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGU		GIG		GIG3		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$392,392	394,654	3,180	(13,069)	30,468	(452,323)	194	-
Realized gain (loss) on investments	(3,644,120)	3,689,978	32,049	201,830	2,536,521	4,584,636	(3,601)	-
Change in unrealized gain (loss) on investments	(6,394,552)	(4,768,299)	(965,145)	53,521	(33,910,265)	3,640,331	(24,330)	-
Reinvested capital gains	276,258	6,370,089	186,092	131,528	6,114,051	4,775,572	7,652	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,370,022)	5,686,422	(743,824)	373,810	(25,229,225)	12,548,216	(20,085)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	390,049	846,953	25,636	23,404	879,600	1,410,321	54,104	-
Transfers between funds	(3,766,086)	(5,175,825)	145,254	(67,667)	(8,555,913)	12,832,867	-	-
Redemptions (note 3)	(5,107,530)	(5,608,395)	(177,577)	(255,657)	(7,822,781)	(8,405,872)	(3,620)	-
Annuity benefits	-	-	(3,344)	(3,959)	-	-	(350)	-
Contract maintenance charges (note 2)	(165)	(170)	(83)	(72)	(786)	(652)	-	-
Contingent deferred sales charges (note 2)	(12,685)	(25,888)	(646)	(1,463)	(17,704)	(40,746)	-	-
Adjustments to maintain reserves	(598)	3,065	37	340	(55)	2,284	(14)	-

Net equity transactions	(8,497,015)	(9,960,260)	(10,723)	(305,074)	(15,517,639)	5,798,202	50,120	-

Net change in contract owners’ equity	(17,867,037)	(4,273,838)	(754,547)	68,736	(40,746,864)	18,346,418	30,035	-
Contract owners’ equity beginning of period	33,742,306	38,016,144	1,570,007	1,501,271	65,136,925	46,790,507	-	-

Contract owners’ equity end of period	$15,875,269	33,742,306	815,460	1,570,007	24,390,061	65,136,925	30,035	-

CHANGES IN UNITS:
Beginning units	1,589,344	2,128,548	100,313	121,194	2,612,842	2,362,026	-	-
Units purchased	1,012,770	1,137,005	43,948	17,772	971,895	1,699,486	6,224	-
Units redeemed	(1,475,299)	(1,676,209)	(49,064)	(38,653)	(1,749,030)	(1,448,670)	(723)	-

Ending units	1,126,815	1,589,344	95,197	100,313	1,835,707	2,612,842	5,501	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEF		GEF3		GVGF1		GVGFS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(44,925)	(147,315)	(61,202)	(164,493)	93	494	55,659	178,095
Realized gain (loss) on investments	1,666,747	3,736,220	(442,254)	4,911,810	(9,130)	1,209	(2,965,751)	(41,192)
Change in unrealized gain (loss) on investments	(11,532,186)	(130,923)	(8,164,752)	(1,154,698)	(780)	(5,539)	(1,559,011)	(1,585,437)
Reinvested capital gains	2,462,872	-	2,045,589	-	-	3,540	-	1,298,784

Net increase (decrease) in contract owners’ equity resulting from operations	(7,447,492)	3,457,982	(6,622,619)	3,592,619	(9,817)	(296)	(4,469,103)	(149,750)

Equity transactions:
Purchase payments received from contract owners (note 3)	61,348	56,298	432,974	851,787	-	-	134,055	185,352
Transfers between funds	(632,749)	(930,037)	(3,155,959)	688,161	(9,584)	-	1,436,688	(2,571,964)
Redemptions (note 3)	(2,568,680)	(4,895,338)	(2,526,326)	(3,258,390)	(733)	(1,368)	(1,067,389)	(1,935,752)
Annuity benefits	(2,288)	(4,737)	(5,534)	(3,670)	(622)	(6,913)	(512)	(226)
Contract maintenance charges (note 2)	(358)	(391)	(271)	(272)	(1)	-	(95)	(97)
Contingent deferred sales charges (note 2)	(3,816)	(5,756)	(12,547)	(15,072)	-	-	(4,580)	(11,311)
Adjustments to maintain reserves	2,080	4,908	238	(690)	156	159	(277)	353

Net equity transactions	(3,144,463)	(5,775,053)	(5,267,425)	(1,738,146)	(10,784)	(8,122)	497,890	(4,333,645)

Net change in contract owners’ equity	(10,591,955)	(2,317,071)	(11,890,044)	1,854,473	(20,601)	(8,418)	(3,971,213)	(4,483,395)
Contract owners’ equity beginning of period	18,627,007	20,944,078	18,157,595	16,303,122	23,954	32,372	8,483,719	12,967,114

Contract owners’ equity end of period	$8,035,052	18,627,007	6,267,551	18,157,595	3,353	23,954	4,512,506	8,483,719

CHANGES IN UNITS:
Beginning units	930,932	1,244,511	672,810	716,442	1,311	1,731	451,291	674,775
Units purchased	48,722	114,545	153,727	762,925	14	-	379,712	290,942
Units redeemed	(252,695)	(428,124)	(404,866)	(806,557)	(979)	(420)	(380,455)	(514,426)

Ending units	726,959	930,932	421,671	672,810	346	1,311	450,548	451,291

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		GBF2		CAF		GVGH1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$13,270,758	14,794,727	281,844	330,743	(326,381)	(560,757)	(816)	(1,201)
Realized gain (loss) on investments	(10,112,446)	(9,152,537)	(183,711)	(169,817)	4,992,200	9,137,544	(1,693)	683
Change in unrealized gain (loss) on investments	23,038,265	20,496,127	607,927	518,902	(24,154,144)	1,412,357	(30,347)	9,708
Reinvested capital gains	-	-	-	-	-	-	6,628	1,990

Net increase (decrease) in contract owners’ equity resulting from operations	26,196,577	26,138,317	706,060	679,828	(19,488,325)	9,989,144	(26,228)	11,180

Equity transactions:
Purchase payments received from contract owners (note 3)	6,643,730	7,754,470	121,508	278,666	1,077,848	1,101,010	1	-
Transfers between funds	37,311,877	12,258,651	565,676	(270,235)	(4,798,461)	(246,017)	(2,247)	-
Redemptions (note 3)	(109,713,299)	(87,555,211)	(2,316,691)	(1,120,240)	(9,192,983)	(14,494,175)	(2,710)	(3,207)
Annuity benefits	(264,288)	(218,526)	(686)	(548)	(8,487)	(11,732)	(3,748)	(4,504)
Contract maintenance charges (note 2)	(7,448)	(6,533)	-	-	(4,500)	(5,069)	-	-
Contingent deferred sales charges (note 2)	(351,007)	(440,957)	(38,086)	(13,496)	(15,315)	(39,491)	-	-
Adjustments to maintain reserves	12,943	7,356	2,388	(769)	(8,596)	887	587	554

Net equity transactions	(66,367,492)	(68,200,750)	(1,665,891)	(1,126,622)	(12,950,494)	(13,694,587)	(8,117)	(7,157)

Net change in contract owners’ equity	(40,170,915)	(42,062,433)	(959,831)	(446,794)	(32,438,819)	(3,705,443)	(34,345)	4,023
Contract owners’ equity beginning of period	444,582,214	486,644,647	14,009,679	14,456,473	58,757,439	62,462,882	101,855	97,832

Contract owners’ equity end of period	$404,411,299	444,582,214	13,049,848	14,009,679	26,318,620	58,757,439	67,510	101,855

CHANGES IN UNITS:
Beginning units	29,988,338	34,986,437	1,206,275	1,305,790	6,528,710	8,225,494	7,058	7,575
Units purchased	18,610,507	9,628,365	179,772	93,376	511,820	1,800,142	57	-
Units redeemed	(23,149,632)	(14,626,464)	(322,452)	(192,891)	(2,239,101)	(3,496,926)	(782)	(517)

Ending units	25,449,213	29,988,338	1,063,595	1,206,275	4,801,429	6,528,710	6,333	7,058

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGHS		GVIX8		GVIDA		GVIDC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(208,174)	(285,034)	23,854	10,548	511,572	528,679	1,714,574	1,946,143
Realized gain (loss) on investments	(1,893,569)	798,208	(389,483)	107,203	505,714	5,232,588	(1,339,883)	712,853
Change in unrealized gain (loss) on investments	(8,382,914)	1,522,666	(1,366,068)	(92,487)	(42,076,090)	(4,384,138)	(7,859,323)	(1,154,118)
Reinvested capital gains	2,019,789	485,018	4,434	5,820	11,308,647	2,869,673	1,441,673	2,137,385

Net increase (decrease) in contract owners’ equity resulting from operations	(8,464,868)	2,520,858	(1,727,263)	31,084	(29,750,157)	4,246,802	(6,042,959)	3,642,263

Equity transactions:
Purchase payments received from contract owners (note 3)	369,717	730,233	87,993	140,604	3,017,999	4,435,568	1,546,476	1,900,442
Transfers between funds	8,491,414	(3,550,278)	(460,922)	3,099,542	(887,139)	(3,817,643)	15,280,115	(3,814,977)
Redemptions (note 3)	(3,980,114)	(3,738,102)	(341,479)	(288,943)	(7,765,735)	(13,549,574)	(25,747,582)	(18,535,673)
Annuity benefits	(2,792)	(2,646)	(176)	(7,397)	(85,442)	(102,809)	(99,079)	(99,552)
Contract maintenance charges (note 2)	(545)	(537)	(146)	(70)	(9,126)	(8,528)	(1,544)	(1,755)
Contingent deferred sales charges (note 2)	(16,183)	(34,254)	(705)	(400)	(85,098)	(123,802)	(131,805)	(99,752)
Adjustments to maintain reserves	(33)	(428)	(135)	(130)	3,054	5,110	2,997	16,891

Net equity transactions	4,861,464	(6,596,012)	(715,570)	2,943,206	(5,811,487)	(13,161,678)	(9,150,422)	(20,634,376)

Net change in contract owners’ equity	(3,603,404)	(4,075,154)	(2,442,833)	2,974,290	(35,561,644)	(8,914,876)	(15,193,381)	(16,992,113)
Contract owners’ equity beginning of period	21,712,040	25,787,194	4,267,843	1,293,553	83,029,489	91,944,365	87,096,183	104,088,296

Contract owners’ equity end of period	$18,108,636	21,712,040	1,825,010	4,267,843	47,467,845	83,029,489	71,902,802	87,096,183

CHANGES IN UNITS:
Beginning units	1,469,574	1,954,346	362,329	115,357	5,211,450	6,062,158	7,077,704	8,816,232
Units purchased	1,722,730	583,689	91,675	356,635	1,040,476	1,464,173	3,080,477	2,074,350
Units redeemed	(1,536,088)	(1,068,461)	(179,973)	(109,663)	(1,477,517)	(2,314,881)	(3,879,154)	(3,812,878)

Ending units	1,656,216	1,469,574	274,031	362,329	4,774,409	5,211,450	6,279,027	7,077,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM		GVDMA		GVDMC		BF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,388,784	6,288,887	2,302,823	2,509,602	2,485,863	2,826,909	1,243,604	1,127,629
Realized gain (loss) on investments	12,860,403	22,968,208	3,634,722	22,661,193	(896,174)	5,251,259	(272,805)	3,662,346
Change in unrealized gain (loss) on investments	(148,588,049)	(16,201,475)	(104,551,058)	(16,765,734)	(32,033,958)	(4,965,806)	(33,551,999)	(3,740,415)
Reinvested capital gains	30,882,603	7,526,584	21,025,917	5,502,011	6,807,757	4,415,215	8,777,720	3,289,990

Net increase (decrease) in contract owners’ equity resulting from operations	(99,456,259)	20,582,204	(77,587,596)	13,907,072	(23,636,512)	7,527,577	(23,803,480)	4,339,550

Equity transactions:
Purchase payments received from contract owners (note 3)	7,749,460	17,472,080	6,663,815	11,395,537	2,038,323	4,175,121	1,341,069	2,009,863
Transfers between funds	(15,889,069)	8,655,693	(14,405,202)	(4,682,558)	7,947,491	(1,317,891)	(5,369,688)	(4,696,096)
Redemptions (note 3)	(72,499,634)	(78,960,103)	(33,319,375)	(39,022,570)	(33,688,115)	(27,358,555)	(18,852,943)	(24,414,789)
Annuity benefits	(689,259)	(844,708)	(381,450)	(451,760)	(184,388)	(193,786)	(22,951)	(26,408)
Contract maintenance charges (note 2)	(15,824)	(15,690)	(19,439)	(18,492)	(4,498)	(4,378)	(2,079)	(2,117)
Contingent deferred sales charges (note 2)	(461,597)	(577,915)	(228,642)	(335,301)	(150,061)	(177,931)	(44,856)	(102,389)
Adjustments to maintain reserves	33,230	(4,936)	28,353	28,405	15,669	3,950	6	2,952

Net equity transactions	(81,772,693)	(54,275,579)	(41,661,940)	(33,086,739)	(24,025,579)	(24,873,470)	(22,951,442)	(27,228,984)

Net change in contract owners’ equity	(181,228,952)	(33,693,375)	(119,249,536)	(19,179,667)	(47,662,091)	(17,345,893)	(46,754,922)	(22,889,434)
Contract owners’ equity beginning of period	458,737,806	492,431,181	267,782,811	286,962,478	158,476,975	175,822,868	104,266,675	127,156,109

Contract owners’ equity end of period	$277,508,854	458,737,806	148,533,275	267,782,811	110,814,884	158,476,975	57,511,753	104,266,675

CHANGES IN UNITS:
Beginning units	32,085,878	36,140,122	17,437,628	19,708,022	11,879,449	13,785,352	8,194,862	10,363,591
Units purchased	4,782,363	7,988,283	1,956,800	4,870,676	2,881,262	2,478,057	1,401,274	1,342,810
Units redeemed	(11,453,648)	(12,042,527)	(5,209,596)	(7,141,070)	(4,899,294)	(4,383,960)	(3,481,137)	(3,511,539)

Ending units	25,414,593	32,085,878	14,184,832	17,437,628	9,861,417	11,879,449	6,114,999	8,194,862

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVLCP2		SGRF		MCIF		SAM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,667	-	(545,889)	(947,323)	84,231	333,619	5,573,010	20,274,378
Realized gain (loss) on investments	(3,604)	-	5,330,616	7,742,130	14,902,227	37,048,582	-	-
Change in unrealized gain (loss) on investments	10,063	-	(31,856,522)	(642,339)	(100,060,596)	(26,131,509)	-	-
Reinvested capital gains	-	-	-	-	11,002,002	7,824,153	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,126	-	(27,071,795)	6,152,468	(74,072,136)	19,074,845	5,573,010	20,274,378

Equity transactions:
Purchase payments received from contract owners (note 3)	28,467	-	1,485,766	2,042,825	3,468,920	5,460,727	70,660,488	70,206,073
Transfers between funds	521,980	-	(9,106,224)	(3,820,690)	(15,350,884)	(33,999,028)	415,058,690	318,245,844
Redemptions (note 3)	(10,239)	-	(10,214,632)	(15,054,325)	(35,214,838)	(48,754,417)	(409,810,201)	(344,730,412)
Annuity benefits	-	-	(24,961)	(34,238)	(86,336)	(113,457)	(479,707)	(532,430)
Contract maintenance charges (note 2)	(8)	-	(2,936)	(3,379)	(4,698)	(4,957)	(6,947)	(6,267)
Contingent deferred sales charges (note 2)	-	-	(31,791)	(71,895)	(142,362)	(287,462)	(982,223)	(1,395,164)
Adjustments to maintain reserves	(26)	-	2,772	3,062	10,840	(17,504)	(45,671)	(134,134)

Net equity transactions	540,174	-	(17,892,006)	(16,938,640)	(47,319,358)	(77,716,098)	74,394,429	41,653,510

Net change in contract owners’ equity	552,300	-	(44,963,801)	(10,786,172)	(121,391,494)	(58,641,253)	79,967,439	61,927,888
Contract owners’ equity beginning of period	-	-	70,568,051	81,354,223	232,504,923	291,146,176	607,946,665	546,018,777

Contract owners’ equity end of period	$552,300	-	25,604,250	70,568,051	111,113,429	232,504,923	687,914,104	607,946,665

CHANGES IN UNITS:
Beginning units	-	-	4,466,109	5,554,033	9,280,128	12,312,327	49,223,324	45,891,908
Units purchased	61,841	-	1,033,578	1,329,194	1,723,974	2,067,422	74,269,601	86,996,574
Units redeemed	(8,522)	-	(2,473,601)	(2,417,118)	(3,965,063)	(5,099,621)	(68,427,904)	(83,665,158)

Ending units	53,319	-	3,026,086	4,466,109	7,039,039	9,280,128	55,065,021	49,223,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG3		GVDIV2		GVDIV3		GVDIV6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(24,109)	-	9	20	226,800	661,389	(616)	6,100
Realized gain (loss) on investments	(268,299)	-	(18)	115	(3,080,214)	5,244,748	(175,870)	84,515
Change in unrealized gain (loss) on investments	(1,837,325)	-	(2,656)	(396)	(25,270,935)	(9,243,878)	(974,686)	(222,087)
Reinvested capital gains	-	-	533	339	5,465,241	5,392,480	229,075	160,032

Net increase (decrease) in contract owners’ equity resulting from operations	(2,129,733)	-	(2,132)	78	(22,659,108)	2,054,739	(922,097)	28,560

Equity transactions:
Purchase payments received from contract owners (note 3)	127,342	-	-	-	868,292	2,181,825	18,409	21,073
Transfers between funds	6,501,523	-	-	-	(12,352,820)	(12,767,681)	(240,699)	105,586
Redemptions (note 3)	(624,787)	-	-	-	(6,981,776)	(12,372,041)	(114,715)	(193,607)
Annuity benefits	-	-	(287)	(391)	(110)	(166)	(20,373)	(28,012)
Contract maintenance charges (note 2)	(410)	-	-	-	(1,344)	(1,275)	(1)	-
Contingent deferred sales charges (note 2)	(4,364)	-	-	-	(26,511)	(49,027)	(1,656)	(1,079)
Adjustments to maintain reserves	(106)	-	16	17	(461)	1,689	938	963

Net equity transactions	5,999,198	-	(271)	(374)	(18,494,730)	(23,006,676)	(358,097)	(95,076)

Net change in contract owners’ equity	3,869,465	-	(2,403)	(296)	(41,153,838)	(20,951,937)	(1,280,194)	(66,516)
Contract owners’ equity beginning of period	-	-	4,704	5,000	62,194,668	83,146,605	2,152,145	2,218,661

Contract owners’ equity end of period	$3,869,465	-	2,301	4,704	21,040,830	62,194,668	871,951	2,152,145

CHANGES IN UNITS:
Beginning units	-	-	269	290	2,772,176	3,773,123	106,356	110,527
Units purchased	818,455	-	1	-	311,544	985,628	12,265	27,311
Units redeemed	(183,482)	-	(21)	(21)	(1,316,645)	(1,986,575)	(39,953)	(31,482)

Ending units	634,973	-	249	269	1,767,075	2,772,176	78,668	106,356

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMLG1		NVMLG2		NVMLV2		NVMMG1
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(237)	-	(99)	-	(119)	-	(11,131)	-
Realized gain (loss) on investments	(17,843)	-	(4,634)	-	(35,696)	-	(101,311)	-
Change in unrealized gain (loss) on investments	(13,723)	-	-	-	3,666	-	(807,276)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,803)	-	(4,733)	-	(32,149)	-	(919,718)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	5,031	-	48,850	-
Transfers between funds	88,561	-	4,733	-	121,779	-	2,709,603	-
Redemptions (note 3)	(663)	-	-	-	(692)	-	(294,017)	-
Annuity benefits	-	-	-	-	(168)	-	-	-
Contract maintenance charges (note 2)	(2)	-	-	-	(3)	-	(150)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(1,735)	-
Adjustments to maintain reserves	(6)	-	-	-	11	-	(7,039)	-

Net equity transactions	87,890	-	4,733	-	125,958	-	2,455,512	-

Net change in contract owners’ equity	56,087	-	-	-	93,809	-	1,535,794	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$56,087	-	-	-	93,809	-	1,535,794	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	23,259	-	1,186	-	63,622	-	325,886	-
Units redeemed	(14,386)	-	(1,186)	-	(49,196)	-	(79,459)	-

Ending units	8,873	-	-	-	14,426	-	246,427	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG2		NVMMV2		SCGF		SCGF2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(2)	-	7,945	-	(533,312)	(898,552)	(16,612)	(23,927)
Realized gain (loss) on investments	(556)	-	(139,672)	-	(2,558,971)	8,161,996	15,159	119,760
Change in unrealized gain (loss) on investments	-	-	(1,196,502)	-	(26,358,149)	(1,015,805)	(576,941)	(3,967)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(558)	-	(1,328,229)	-	(29,450,432)	6,247,639	(578,394)	91,866

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	104,988	-	1,121,549	1,210,213	7,539	7,616
Transfers between funds	558	-	4,822,680	-	(1,183,865)	(10,003,564)	(13,401)	(84,689)
Redemptions (note 3)	-	-	(520,932)	-	(8,756,903)	(12,856,650)	(68,078)	(144,635)
Annuity benefits	-	-	(174)	-	(10,106)	(30,576)	(33)	(36)
Contract maintenance charges (note 2)	-	-	(330)	-	(1,387)	(1,580)	-	-
Contingent deferred sales charges (note 2)	-	-	(3,355)	-	(29,994)	(67,961)	(261)	(2,235)
Adjustments to maintain reserves	-	-	(3,701)	-	3,642	(1,740)	278	(123)

Net equity transactions	558	-	4,399,176	-	(8,857,064)	(21,751,858)	(73,956)	(224,102)

Net change in contract owners’ equity	-	-	3,070,947	-	(38,307,496)	(15,504,219)	(652,350)	(132,236)
Contract owners’ equity beginning of period	-	-	-	-	65,409,908	80,914,127	1,241,409	1,373,645

Contract owners’ equity end of period	$-	-	3,070,947	-	27,102,412	65,409,908	589,059	1,241,409

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,798,082	5,120,028	103,133	122,637
Units purchased	289	-	595,091	-	1,049,574	1,572,146	13,924	7,090
Units redeemed	(289)	-	(137,651)	-	(1,888,328)	(2,894,092)	(23,926)	(26,594)

Ending units	-	-	457,440	-	2,959,328	3,798,082	93,131	103,133

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCVF		SCVF2		SCF		SCF2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(196,574)	(441,486)	(19,169)	(27,352)	(662,975)	(3,285,226)	(47,414)	(99,773)
Realized gain (loss) on investments	(17,202,333)	28,370,249	(241,558)	260,703	(3,341,197)	31,945,808	49,954	330,600
Change in unrealized gain (loss) on investments	(50,701,638)	(86,190,696)	(513,903)	(886,443)	(117,677,945)	(62,880,047)	(2,584,170)	(940,028)
Reinvested capital gains	-	36,827,953	-	393,171	37,116,005	39,992,698	805,965	732,961

Net increase (decrease) in contract owners’ equity resulting from operations	(68,100,545)	(21,433,980)	(774,630)	(259,921)	(84,566,112)	5,773,233	(1,775,665)	23,760

Equity transactions:
Purchase payments received from contract owners (note 3)	3,915,778	6,344,608	28,960	16,475	4,038,550	5,413,326	11,177	33,095
Transfers between funds	(21,006,553)	(43,604,852)	(348,107)	(167,478)	(20,372,795)	(26,284,307)	(83,360)	(133,809)
Redemptions (note 3)	(39,200,117)	(55,855,320)	(235,995)	(453,389)	(35,541,255)	(55,465,119)	(366,757)	(434,891)
Annuity benefits	(58,114)	(75,493)	(83)	(90)	(75,743)	(171,791)	-	-
Contract maintenance charges (note 2)	(5,797)	(6,608)	-	-	(5,421)	(5,341)	-	-
Contingent deferred sales charges (note 2)	(184,216)	(310,383)	(3,074)	(8,566)	(114,889)	(249,745)	(5,100)	(4,520)
Adjustments to maintain reserves	2,445	(19,981)	674	(231)	21,566	193,830	(138)	(172)

Net equity transactions	(56,536,574)	(93,528,029)	(557,625)	(613,279)	(52,049,987)	(76,569,147)	(444,178)	(540,297)

Net change in contract owners’ equity	(124,637,119)	(114,962,009)	(1,332,255)	(873,200)	(136,616,099)	(70,795,914)	(2,219,843)	(516,537)
Contract owners’ equity beginning of period	245,637,138	360,599,147	2,641,569	3,514,769	254,597,891	325,393,805	4,795,091	5,311,628

Contract owners’ equity end of period	$121,000,019	245,637,138	1,309,314	2,641,569	117,981,792	254,597,891	2,575,248	4,795,091

CHANGES IN UNITS:
Beginning units	9,022,810	12,096,038	199,657	241,778	10,099,992	12,928,900	316,449	350,572
Units purchased	1,604,289	1,460,932	12,140	15,859	1,249,698	2,239,661	16,818	21,067
Units redeemed	(3,987,998)	(4,534,160)	(62,859)	(57,980)	(3,683,338)	(5,068,569)	(52,229)	(55,190)

Ending units	6,639,101	9,022,810	148,938	199,657	7,666,352	10,099,992	281,038	316,449

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRF		TRF2		GVUS1		GVUSL
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$613,571	(266,632)	(8,050)	(21,622)	(15)	(8)	(45,233)	(49,886)
Realized gain (loss) on investments	(5,725,472)	13,316,929	96,319	393,750	(51)	67	(1,391,206)	279,175
Change in unrealized gain (loss) on investments	(128,608,817)	(5,224,104)	(784,669)	(327,029)	(1,874)	(259)	(5,588,713)	(1,006,313)
Reinvested capital gains	31,797,048	15,331,331	162,491	80,403	-	587	-	2,477,702

Net increase (decrease) in contract owners’ equity resulting from operations	(101,923,670)	23,157,524	(533,909)	125,502	(1,940)	387	(7,025,152)	1,700,678

Equity transactions:
Purchase payments received from contract owners (note 3)	3,540,069	4,441,328	12,699	95,873	-	-	276,990	533,643
Transfers between funds	(12,672,352)	(10,375,547)	(224,362)	(290,908)	-	-	(1,026,692)	(5,391,007)
Redemptions (note 3)	(47,081,039)	(76,550,981)	(128,530)	(666,006)	-	-	(1,879,117)	(2,711,758)
Annuity benefits	(129,008)	(159,362)	-	-	(330)	(402)	-	-
Contract maintenance charges (note 2)	(13,512)	(14,233)	-	-	-	-	(257)	(227)
Contingent deferred sales charges (note 2)	(111,372)	(200,528)	(592)	(487)	-	-	(6,741)	(14,007)
Adjustments to maintain reserves	(2,709)	10,020	(23)	(140)	65	53	(311)	26

Net equity transactions	(56,469,923)	(82,849,303)	(340,808)	(861,668)	(265)	(349)	(2,636,128)	(7,583,330)

Net change in contract owners’ equity	(158,393,593)	(59,691,779)	(874,717)	(736,166)	(2,205)	38	(9,661,280)	(5,882,652)
Contract owners’ equity beginning of period	281,502,192	341,193,971	1,545,946	2,282,112	4,035	3,997	15,708,795	21,591,447

Contract owners’ equity end of period	$123,108,599	281,502,192	671,229	1,545,946	1,830	4,035	6,047,515	15,708,795

CHANGES IN UNITS:
Beginning units	18,302,786	23,824,168	115,811	181,993	241	263	854,701	1,305,544
Units purchased	1,718,150	2,595,950	6,058	47,770	5	-	237,388	527,892
Units redeemed	(6,242,491)	(8,117,332)	(34,650)	(113,952)	(25)	(22)	(428,308)	(978,735)

Ending units	13,778,445	18,302,786	87,219	115,811	221	241	663,781	854,701

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNMO1		NVNSR1		NVSTB2		GGTC
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,094)	-	(7,144)	-	16,944	-	(13,920)	(22,752)
Realized gain (loss) on investments	(63,062)	-	(281,569)	-	(12,203)	-	(19,896)	95,422
Change in unrealized gain (loss) on investments	(28,282)	-	(2,564,214)	-	(18,277)	-	(949,061)	261,196
Reinvested capital gains	-	-	-	-	-	-	174,368	-

Net increase (decrease) in contract owners’ equity resulting from operations	(92,438)	-	(2,852,927)	-	(13,536)	-	(808,509)	333,866

Equity transactions:
Purchase payments received from contract owners (note 3)	8,303	-	123,870	-	41,397	-	10,202	11,211
Transfers between funds	232,942	-	9,759,142	-	2,353,741	-	(62,178)	(259,332)
Redemptions (note 3)	(17,603)	-	(607,930)	-	(321,358)	-	(227,560)	(238,333)
Annuity benefits	(83)	-	(85)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(390)	-	(4)	-	(144)	(154)
Contingent deferred sales charges (note 2)	(146)	-	(3,516)	-	(1,490)	-	(414)	(2,216)
Adjustments to maintain reserves	2	-	(123)	-	(36)	-	(37)	(98)

Net equity transactions	223,415	-	9,270,968	-	2,072,250	-	(280,131)	(488,922)

Net change in contract owners’ equity	130,977	-	6,418,041	-	2,058,714	-	(1,088,640)	(155,056)
Contract owners’ equity beginning of period	-	-	-	-	-	-	1,838,357	1,993,413

Contract owners’ equity end of period	$130,977	-	6,418,041	-	2,058,714	-	749,717	1,838,357

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	455,623	572,880
Units purchased	48,886	-	1,211,311	-	302,300	-	72,871	66,951
Units redeemed	(24,833)	-	(165,773)	-	(94,027)	-	(154,488)	(184,208)

Ending units	24,053	-	1,045,538	-	208,273	-	374,006	455,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GGTC3		GVUG1		GVUGL		EIF
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(91,472)	(175,925)	(6,268)	(5,678)	(174,889)	(250,759)	373,720	382,521
Realized gain (loss) on investments	(819,546)	2,160,076	(9,225)	6,946	(788,766)	605,851	(7,029,917)	5,719,223
Change in unrealized gain (loss) on investments	(5,579,673)	371,664	(291,285)	71,502	(8,476,873)	3,420,371	(15,913,348)	(11,385,657)
Reinvested capital gains	992,395	-	86,636	-	2,532,001	-	645,408	3,329,273

Net increase (decrease) in contract owners’ equity resulting from operations	(5,498,296)	2,355,815	(220,142)	72,770	(6,908,527)	3,775,463	(21,924,137)	(1,954,640)

Equity transactions:
Purchase payments received from contract owners (note 3)	321,377	437,870	72,552	59,283	347,857	455,305	1,413,030	2,305,820
Transfers between funds	(7,465,381)	4,737,084	1,031	(37,155)	(2,951,606)	(3,057,228)	(7,031,518)	(3,153,122)
Redemptions (note 3)	(1,396,775)	(1,926,675)	(14,490)	(7,500)	(2,245,854)	(4,044,052)	(10,503,652)	(18,153,363)
Annuity benefits	(153)	(248)	(28,780)	(28,023)	-	-	(49,757)	(69,205)
Contract maintenance charges (note 2)	(367)	(401)	(7)	1	(293)	(307)	(2,041)	(1,898)
Contingent deferred sales charges (note 2)	(5,810)	(12,375)	-	-	(10,226)	(18,126)	(35,917)	(61,616)
Adjustments to maintain reserves	(294)	(141)	1,857	1,397	(263)	(731)	(78,676)	5,360

Net equity transactions	(8,547,403)	3,235,114	32,163	(11,997)	(4,860,385)	(6,665,139)	(16,288,531)	(19,128,024)

Net change in contract owners’ equity	(14,045,699)	5,590,929	(187,979)	60,773	(11,768,912)	(2,889,676)	(38,212,668)	(21,082,664)
Contract owners’ equity beginning of period	17,941,890	12,350,961	491,713	430,940	19,501,101	22,390,777	70,726,281	91,808,945

Contract owners’ equity end of period	$3,896,191	17,941,890	303,734	491,713	7,732,189	19,501,101	32,513,613	70,726,281

CHANGES IN UNITS:
Beginning units	1,242,540	1,016,600	29,414	30,749	1,182,851	1,642,957	5,253,145	6,614,484
Units purchased	225,809	1,233,110	5,893	5,909	416,266	485,930	2,740,936	1,786,524
Units redeemed	(937,624)	(1,007,170)	(3,160)	(7,244)	(792,701)	(946,036)	(4,119,287)	(3,147,863)

Ending units	530,725	1,242,540	32,147	29,414	806,416	1,182,851	3,874,794	5,253,145

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSBF		NVRE1		AMGP		AMINS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$6,018,270	3,875,973	20,889	-	(402,306)	(835,454)	(82,313)	78,022

Realized gain (loss) on investments	(6,030,653)	2,640,455	(124,257)	-	7,600,226	11,077,742	(2,028,868)	599,542

Change in unrealized gain (loss) on investments	(23,892,052)	(1,824,280)	(226,268)	-	(35,517,706)	(4,644,578)	(261,229)	(1,537,487)
Reinvested capital gains	2,448,871	7,186	-	-	2,150,220	-	91	768,457

Net increase (decrease) in contract owners’ equity resulting from operations	(21,455,564)	4,699,334	(329,636)	-	(26,169,566)	5,597,710	(2,372,319)	(91,466)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,411,075	2,396,745	10,724	-	1,020,657	1,383,106	313,130	678,272
Transfers between funds	(15,083,844)	2,897,593	1,283,244	-	(3,114,685)	(6,082,890)	(8,174,807)	8,126,129
Redemptions (note 3)	(24,988,574)	(28,337,908)	(87,149)	-	(13,026,487)	(16,304,293)	(1,104,524)	(1,548,327)
Annuity benefits	(47,939)	(54,208)	(77)	-	(11,062)	(13,365)	(2,028)	(2,884)
Contract maintenance charges (note 2)	(1,056)	(991)	(3)	-	(1,455)	(1,721)	(438)	(216)
Contingent deferred sales charges (note 2)	(78,247)	(110,595)	(1,610)	-	(32,324)	(64,098)	(8,612)	(12,463)
Adjustments to maintain reserves	5,811	5,867	(103)	-	625	2,039	(1,946)	(2,661)

Net equity transactions	(38,782,774)	(23,203,497)	1,205,026	-	(15,164,731)	(21,081,222)	(8,979,225)	7,237,850

Net change in contract owners’ equity	(60,238,338)	(18,504,163)	875,390	-	(41,334,297)	(15,483,512)	(11,351,544)	7,146,384
Contract owners’ equity beginning of period	134,573,446	153,077,609	-	-	80,354,636	95,838,148	12,946,510	5,800,126

Contract owners’ equity end of period	$74,335,108	134,573,446	875,390	-	39,020,339	80,354,636	1,594,966	12,946,510

CHANGES IN UNITS:
Beginning units	9,025,394	10,669,793	-	-	4,032,425	5,156,402	1,121,173	506,394
Units purchased	2,293,675	3,050,774	263,541	-	746,054	744,063	345,137	1,216,731
Units redeemed	(5,251,953)	(4,695,173)	(107,952)	-	(1,603,584)	(1,868,040)	(1,200,201)	(601,952)

Ending units	6,067,116	9,025,394	155,589	-	3,174,895	4,032,425	266,109	1,121,173

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMCG		AMTP		AMRS		AMFAS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,287,791)	(2,041,586)	(636,157)	(830,324)	(12,266)	(48,746)	(23,803)	(33,510)
Realized gain (loss) on investments	14,345,893	29,055,056	(4,953,512)	18,937,332	(579,464)	567,234	(541,687)	190,757
Change in unrealized gain (loss) on investments	(73,525,161)	6,324,263	(66,411,465)	(20,218,940)	(1,680,926)	(696,613)	(463,129)	(275,464)
Reinvested capital gains	-	-	13,838,171	13,518,440	8,072	161,041	51,557	25,520

Net increase (decrease) in contract owners’ equity resulting from operations	(60,467,059)	33,337,733	(58,162,963)	11,406,508	(2,264,584)	(17,084)	(977,062)	(92,697)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,212,863	2,547,179	1,519,919	2,332,226	143,591	252,513	9,231	33,565
Transfers between funds	(11,247,612)	(7,882,512)	(7,231,103)	(14,746,424)	(665,957)	1,465,865	446,549	402,122
Redemptions (note 3)	(24,788,653)	(34,663,487)	(19,753,050)	(28,474,461)	(648,629)	(763,648)	(163,646)	(198,158)
Annuity benefits	(27,946)	(37,750)	(9,649)	(13,978)	(21,794)	(18,761)	(4,330)	(6,166)
Contract maintenance charges (note 2)	(3,812)	(3,928)	(2,047)	(2,142)	(227)	(84)	(26)	(12)
Contingent deferred sales charges (note 2)	(56,717)	(134,352)	(49,624)	(112,940)	(4,134)	(3,889)	(1,834)	(1,437)
Adjustments to maintain reserves	512	7,761	297	1,082	117	(53)	46	(43)

Net equity transactions	(33,911,365)	(40,167,089)	(25,525,257)	(41,016,637)	(1,197,033)	931,943	285,990	229,871

Net change in contract owners’ equity	(94,378,424)	(6,829,356)	(83,688,220)	(29,610,129)	(3,461,617)	914,859	(691,072)	137,174
Contract owners’ equity beginning of period	161,006,390	167,835,746	129,388,388	158,998,517	5,872,569	4,957,710	1,760,273	1,623,099

Contract owners’ equity end of period	$66,627,966	161,006,390	45,700,168	129,388,388	2,410,952	5,872,569	1,069,201	1,760,273

CHANGES IN UNITS:
Beginning units	6,698,477	8,624,822	7,015,661	9,274,134	536,697	461,292	138,132	118,814
Units purchased	796,262	2,266,136	1,713,452	1,928,346	168,587	634,092	534,763	281,364
Units redeemed	(2,595,256)	(4,192,481)	(3,490,610)	(4,186,819)	(296,861)	(558,687)	(522,550)	(262,046)

Ending units	4,899,483	6,698,477	5,238,503	7,015,661	408,423	536,697	150,345	138,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMSRS		OVGR		OVCAFS		OVGS3
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(16,865)	(183,056)	(2,312,922)	(3,320,850)	(91,399)	(118,426)	594,330	339,641
Realized gain (loss) on investments	227,961	531,346	19,599,369	23,295,136	315,345	363,580	5,280,326	21,827,487
Change in unrealized gain (loss) on investments	(3,897,532)	483,657	(140,675,586)	22,322,044	(3,066,026)	469,333	(89,026,528)	(21,611,082)
Reinvested capital gains	382,045	59,366	-	-	-	-	10,452,940	11,309,263

Net increase (decrease) in contract owners’ equity resulting from operations	(3,304,391)	891,313	(123,389,139)	42,296,330	(2,842,080)	714,487	(72,698,932)	11,865,309

Equity transactions:
Purchase payments received from contract owners (note 3)	478,547	998,553	5,450,845	6,277,396	45,363	121,650	4,626,918	8,086,350
Transfers between funds	(9,088,330)	7,328,269	(20,775,362)	(33,122,503)	(341,802)	(211,389)	(16,024,052)	(20,082,233)
Redemptions (note 3)	(2,387,418)	(2,900,495)	(48,537,324)	(59,145,457)	(449,085)	(442,515)	(25,564,616)	(33,627,276)
Annuity benefits	(8,095)	(8,158)	(161,008)	(174,926)	(571)	(591)	(55,153)	(53,230)
Contract maintenance charges (note 2)	(952)	(541)	(9,255)	(10,347)	-	-	(4,272)	(4,298)
Contingent deferred sales charges (note 2)	(11,422)	(16,468)	(186,629)	(299,975)	(4,782)	(6,989)	(137,186)	(189,900)
Adjustments to maintain reserves	339	(647)	11,727	(19,254)	6,090	(915)	1,963	(8,649)

Net equity transactions	(11,017,331)	5,400,513	(64,207,006)	(86,495,066)	(744,787)	(540,749)	(37,156,398)	(45,879,236)

Net change in contract owners’ equity	(14,321,722)	6,291,826	(187,596,145)	(44,198,736)	(3,586,867)	173,738	(109,855,330)	(34,013,927)
Contract owners’ equity beginning of period	17,751,807	11,459,981	315,406,436	359,605,172	6,613,996	6,440,258	201,751,944	235,765,871

Contract owners’ equity end of period	$3,430,085	17,751,807	127,810,291	315,406,436	3,027,129	6,613,996	91,896,614	201,751,944

CHANGES IN UNITS:
Beginning units	1,195,809	801,737	17,017,191	21,906,532	515,617	561,578	8,674,031	10,676,504
Units purchased	357,286	995,102	2,153,920	2,461,251	25,606	30,420	1,430,106	1,951,015
Units redeemed	(1,164,016)	(601,030)	(6,423,322)	(7,350,592)	(99,762)	(76,381)	(3,422,328)	(3,953,488)

Ending units	389,079	1,195,809	12,747,789	17,017,191	441,461	515,617	6,681,809	8,674,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS		OVGSS		OVHI3		OVHI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$494,008	245,502	(23,786)	(47,643)	80,426	(12,462)	53,252	152,772
Realized gain (loss) on investments	14,101,095	21,072,192	460,253	479,556	(1,182,350)	(20,706)	(187,758)	10,353
Change in unrealized gain (loss) on investments	(76,182,265)	(20,856,397)	(3,067,304)	(482,044)	(606,013)	(37,536)	(485,159)	(147,534)
Reinvested capital gains	7,978,626	8,738,887	330,617	332,750	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(53,608,536)	9,200,184	(2,300,220)	282,619	(1,707,937)	(70,704)	(619,665)	15,591

Equity transactions:
Purchase payments received from contract owners (note 3)	472,201	434,629	(33)	47,601	48,027	171,700	-	165,663
Transfers between funds	(13,108,614)	(14,064,896)	(308,049)	(297,816)	481,048	1,813,781	(386,775)	(718,229)
Redemptions (note 3)	(21,683,275)	(22,562,633)	(680,342)	(482,722)	(243,386)	(160,801)	(214,453)	(519,758)
Annuity benefits	(58,175)	(140,663)	(3,240)	(2,727)	-	-	-	-
Contract maintenance charges (note 2)	(1,503)	(1,306)	-	-	(18)	(3)	(37)	(24)
Contingent deferred sales charges (note 2)	(64,599)	(125,496)	(6,120)	(5,689)	(1,208)	(985)	(452)	(357)
Adjustments to maintain reserves	24,085	204,936	12	218	(7,460)	(44)	(74)	(62)

Net equity transactions	(34,419,880)	(36,255,429)	(997,772)	(741,135)	277,003	1,823,648	(601,791)	(1,072,767)

Net change in contract owners’ equity	(88,028,416)	(27,055,245)	(3,297,992)	(458,516)	(1,430,934)	1,752,944	(1,221,456)	(1,057,176)
Contract owners’ equity beginning of period	154,193,099	181,248,344	6,282,084	6,740,600	1,752,944	-	1,349,911	2,407,087

Contract owners’ equity end of period	$66,164,683	154,193,099	2,984,092	6,282,084	322,010	1,752,944	128,455	1,349,911

CHANGES IN UNITS:
Beginning units	9,761,653	11,724,356	370,311	416,735	182,957	-	128,274	225,947
Units purchased	1,073,574	933,209	468	1	502,308	275,803	11,358	215,299
Units redeemed	(3,484,742)	(2,895,912)	(70,993)	(46,425)	(524,356)	(92,846)	(81,470)	(312,972)

Ending units	7,350,485	9,761,653	299,786	370,311	160,909	182,957	58,162	128,274

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVHIS		OVSC		OVSCS		OVGI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$5,896	12,300	(60,813)	(103,193)	(1,645)	(2,333)	888,401	(504,309)
Realized gain (loss) on investments	(5,963)	(5,318)	(2,083,901)	564,999	(2,631)	7,112	5,751,651	17,703,416
Change in unrealized gain (loss) on investments	(90,139)	(10,954)	(2,608,008)	(1,360,991)	(90,807)	(16,502)	(110,502,352)	(5,699,597)
Reinvested capital gains	-	-	529,052	305,134	9,017	7,442	13,739,122	-

Net increase (decrease) in contract owners’ equity resulting from operations	(90,206)	(3,972)	(4,223,670)	(594,051)	(86,066)	(4,281)	(90,123,178)	11,499,510

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1	332,531	561,330	11,353	3,250	4,415,785	5,107,934
Transfers between funds	(2,247)	17,153	211,367	5,974,508	44,261	1,012	(17,806,428)	(14,580,448)
Redemptions (note 3)	(2,906)	(3,574)	(1,829,940)	(1,669,503)	(9,463)	(9,487)	(47,832,085)	(60,933,569)
Annuity benefits	(10,086)	(25,728)	-	-	(9,663)	(12,645)	(82,922)	(111,431)
Contract maintenance charges (note 2)	(1)	-	(589)	(160)	(4)	-	(5,337)	(5,241)
Contingent deferred sales charges (note 2)	-	-	(8,795)	(4,995)	-	-	(135,484)	(280,459)
Adjustments to maintain reserves	760	809	(75)	(519)	670	536	14,057	13,585

Net equity transactions	(14,480)	(11,339)	(1,295,501)	4,860,661	37,154	(17,334)	(61,432,414)	(70,789,629)

Net change in contract owners’ equity	(104,686)	(15,311)	(5,519,171)	4,266,610	(48,912)	(21,615)	(151,555,592)	(59,290,119)
Contract owners’ equity beginning of period	127,992	143,303	11,355,895	7,089,285	189,918	211,533	271,939,361	331,229,480

Contract owners’ equity end of period	$23,306	127,992	5,836,724	11,355,895	141,006	189,918	120,383,769	271,939,361

CHANGES IN UNITS:
Beginning units	10,820	11,906	1,108,657	660,025	13,112	14,220	18,473,644	23,057,427
Units purchased	98	1,534	887,546	1,191,977	4,421	264	2,538,411	4,114,868
Units redeemed	(1,596)	(2,620)	(1,041,298)	(743,345)	(1,636)	(1,372)	(7,582,463)	(8,698,651)

Ending units	9,322	10,820	954,905	1,108,657	15,897	13,112	13,429,592	18,473,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGIS		OVAG		OVSBS		PMVRRA
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(24,043)	(86,815)	(1,092,629)	(1,870,510)	207,884	91,649	15,818	23,833
Realized gain (loss) on investments	444,822	453,823	5,752,427	19,281,977	132,649	112,129	11,168	(6,026)
Change in unrealized gain (loss) on investments	(3,775,931)	(152,918)	(62,520,126)	(8,471,023)	(1,363,229)	241,735	(106,613)	37,674
Reinvested capital gains	445,757	-	-	-	75,957	-	1,088	1,346

Net increase (decrease) in contract owners’ equity resulting from operations	(2,909,395)	214,090	(57,860,328)	8,940,444	(946,739)	445,513	(78,539)	56,827

Equity transactions:
Purchase payments received from contract owners (note 3)	14,913	82,477	3,394,926	3,839,629	35,338	226,721	79,283	61,091
Transfers between funds	(1,686,932)	(115,776)	(6,661,217)	(15,715,410)	83,579	660,896	655,738	(274,221)
Redemptions (note 3)	(897,400)	(613,701)	(21,499,313)	(32,490,201)	(1,477,226)	(421,753)	(241,904)	(325,015)
Annuity benefits	-	-	(8,655)	(11,118)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(9,098)	(10,723)	-	-	(139)	(64)
Contingent deferred sales charges (note 2)	(9,749)	(4,494)	(61,891)	(144,869)	(13,762)	(5,125)	(290)	-
Adjustments to maintain reserves	(38)	(201)	10,659	981	(94)	(138)	(17,553)	4,827

Net equity transactions	(2,579,206)	(651,695)	(24,834,589)	(44,531,711)	(1,372,165)	460,601	475,135	(533,382)

Net change in contract owners’ equity	(5,488,601)	(437,605)	(82,694,917)	(35,591,267)	(2,318,904)	906,114	396,596	(476,555)
Contract owners’ equity beginning of period	8,506,714	8,944,319	135,926,434	171,517,701	6,489,866	5,583,752	278,591	755,146

Contract owners’ equity end of period	$3,018,113	8,506,714	53,231,517	135,926,434	4,170,962	6,489,866	675,187	278,591

CHANGES IN UNITS:
Beginning units	664,432	714,818	8,636,413	11,328,404	452,665	418,884	25,083	74,407
Units purchased	8,508	38,789	1,162,852	1,977,736	96,556	94,813	120,057	43,913
Units redeemed	(281,602)	(89,175)	(3,103,952)	(4,669,727)	(202,868)	(61,032)	(78,999)	(93,237)

Ending units	391,338	664,432	6,695,313	8,636,413	346,353	452,665	66,141	25,083

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PMVTRA		PVGIB		ROCMC		SBLD
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$48,995	13,037	155	1	11,459	3,097	(2,099)	(1,810)
Realized gain (loss) on investments	11,203	2,311	(1,652)	1,989	(27,171)	7,154	1,564	9,856
Change in unrealized gain (loss) on investments	(53,680)	13,637	(10,806)	(8,685)	(353,287)	(53,353)	(94,274)	3,230
Reinvested capital gains	36,799	-	3,317	4,735	72,227	39,215	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,317	28,985	(8,986)	(1,960)	(296,772)	(3,887)	(94,809)	11,276

Equity transactions:
Purchase payments received from contract owners (note 3)	240,889	52,049	-	-	234,371	158,327	74,670	26,732
Transfers between funds	1,405,182	158,654	-	-	158,218	212,644	12,940	118,881
Redemptions (note 3)	(280,053)	(84,220)	(6,482)	(8,256)	(127,042)	(27,884)	(17,444)	(84,802)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(210)	(9)	(1)	-	(264)	(123)	(73)	(37)
Contingent deferred sales charges (note 2)	(406)	-	-	-	(150)	(99)	(33)	(109)
Adjustments to maintain reserves	(11,257)	(43)	134	170	246	(72)	75	(62)

Net equity transactions	1,354,145	126,431	(6,349)	(8,086)	265,379	342,793	70,135	60,603

Net change in contract owners’ equity	1,397,462	155,416	(15,335)	(10,046)	(31,393)	338,906	(24,674)	71,879
Contract owners’ equity beginning of period	376,864	221,448	28,097	38,143	467,888	128,982	190,962	119,083

Contract owners’ equity end of period	$1,774,326	376,864	12,762	28,097	436,495	467,888	166,288	190,962

CHANGES IN UNITS:
Beginning units	33,848	21,396	2,177	2,742	41,378	11,724	15,283	10,257
Units purchased	270,041	36,096	16	-	39,926	43,356	8,384	9,873
Units redeemed	(150,157)	(23,644)	(559)	(565)	(12,529)	(13,702)	(1,834)	(4,847)

Ending units	153,732	33,848	1,634	2,177	68,775	41,378	21,833	15,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLJ		SBLN		SBLO		SBLP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(643)	(669)	(1,317)	(1,565)	(4,811)	(2,820)	(2,542)	(5,333)
Realized gain (loss) on investments	(1,928)	1,271	(6,462)	5,757	(25,830)	18,038	(8,704)	35,562
Change in unrealized gain (loss) on investments	(25,537)	(8,246)	(31,348)	(4,569)	(316,763)	(13,238)	(56,918)	(23,113)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,108)	(7,644)	(39,127)	(377)	(347,404)	1,980	(68,164)	7,116

Equity transactions:
Purchase payments received from contract owners (note 3)	10,959	7,641	25,673	21,066	330,116	45,498	40,177	51,986
Transfers between funds	17,007	3,848	33,714	148,997	666,343	247,152	(165,883)	(73,886)
Redemptions (note 3)	-	(1,602)	(39,407)	(109,777)	(113,418)	(162,739)	(114,947)	(156,035)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(8)	(60)	(57)	(112)	(41)	(36)	(52)
Contingent deferred sales charges (note 2)	-	-	(252)	(312)	(195)	(116)	(117)	-
Adjustments to maintain reserves	3	(40)	20	2,016	391	(86)	(50)	(27)

Net equity transactions	27,954	9,839	19,688	61,933	883,125	129,668	(240,856)	(178,014)

Net change in contract owners’ equity	(154)	2,195	(19,439)	61,556	535,721	131,648	(309,020)	(170,898)
Contract owners’ equity beginning of period	60,149	57,954	126,202	64,646	290,548	158,900	438,344	609,242

Contract owners’ equity end of period	$59,995	60,149	106,763	126,202	826,269	290,548	129,324	438,344

CHANGES IN UNITS:
Beginning units	6,602	5,632	10,932	5,872	25,150	13,985	40,974	57,506
Units purchased	113,712	5,025	6,345	31,951	107,433	22,577	27,490	35,310
Units redeemed	(109,226)	(4,055)	(4,433)	(26,891)	(15,246)	(11,412)	(50,991)	(51,842)

Ending units	11,088	6,602	12,844	10,932	117,337	25,150	17,473	40,974

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLQ		SBLV		SBLX		SBLY
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(6,630)	(4,387)	(14,386)	(11,825)	(154)	(14)	(78)	(71)
Realized gain (loss) on investments	10,976	4,480	(17,204)	29,869	(401)	159	(33)	813
Change in unrealized gain (loss) on investments	(285,507)	16,405	(458,862)	(67,141)	(6,050)	(60)	(1,645)	(1,017)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(281,161)	16,498	(490,452)	(49,097)	(6,605)	85	(1,756)	(275)

Equity transactions:
Purchase payments received from contract owners (note 3)	233,907	176,666	417,178	354,059	8,777	5,458	3,843	3,177
Transfers between funds	(40,290)	255,046	193,590	729,003	21,316	(4,842)	6,951	(9,644)
Redemptions (note 3)	(64,448)	(24,723)	(185,786)	(156,138)	(1,346)	(10)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(210)	(87)	(481)	(234)	(1)	(1)	(4)	(4)
Contingent deferred sales charges (note 2)	(282)	(164)	(329)	(185)	(14)	-	-	-
Adjustments to maintain reserves	24	(180)	354	-	(1,136)	35	(3)	-

Net equity transactions	128,701	406,558	424,526	926,505	27,596	640	10,787	(6,471)

Net change in contract owners’ equity	(152,460)	423,056	(65,926)	877,408	20,991	725	9,031	(6,746)
Contract owners’ equity beginning of period	612,804	189,748	1,392,964	515,556	1,561	836	5,466	12,212

Contract owners’ equity end of period	$460,344	612,804	1,327,038	1,392,964	22,552	1,561	14,497	5,466

CHANGES IN UNITS:
Beginning units	52,222	17,623	128,838	48,041	145	81	545	1,127
Units purchased	28,955	50,680	108,472	136,051	4,652	187	1,909	110
Units redeemed	(16,585)	(16,081)	(63,841)	(55,254)	(787)	(123)	(136)	(692)

Ending units	64,592	52,222	173,469	128,838	4,010	145	2,318	545

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRBCG2		TREI2		TRLT2		DSRG
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(185,092)	(198,182)	186,838	74,112	321,897	143,811	(183,729)	(510,988)
Realized gain (loss) on investments	(239,353)	1,159,924	(2,315,115)	824,754	(43,469)	27,283	4,790,454	2,628,807
Change in unrealized gain (loss) on investments	(9,414,343)	1,060,069	(7,849,625)	(2,124,100)	(382,396)	37,028	(28,592,087)	3,695,392
Reinvested capital gains	-	-	663,399	1,402,463	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,838,788)	2,021,811	(9,314,503)	177,229	(103,968)	208,122	(23,985,362)	5,813,211

Equity transactions:
Purchase payments received from contract owners (note 3)	454,138	625,835	559,873	1,260,077	154,364	394,115	2,770,730	3,159,193
Transfers between funds	1,316,562	6,994,393	2,938,361	8,989,178	12,266,312	3,509,439	(3,785,906)	(5,973,294)
Redemptions (note 3)	(2,794,771)	(2,479,531)	(3,122,007)	(3,054,959)	(2,390,323)	(476,933)	(13,483,880)	(19,184,657)
Annuity benefits	(19,136)	(17,614)	(45,270)	(55,610)	(18,748)	(18,484)	(7,245)	(9,229)
Contract maintenance charges (note 2)	(597)	(84)	(347)	(190)	(72)	(15)	(11,814)	(13,255)
Contingent deferred sales charges (note 2)	(8,487)	(12,151)	(6,597)	(8,664)	(10,856)	(946)	(30,609)	(69,166)
Adjustments to maintain reserves	490	761	2,319	3,162	853	1,676	(2,257)	9,588

Net equity transactions	(1,051,801)	5,111,609	326,332	7,132,994	10,001,530	3,408,852	(14,550,981)	(22,080,820)

Net change in contract owners’ equity	(10,890,589)	7,133,420	(8,988,171)	7,310,223	9,897,562	3,616,974	(38,536,343)	(16,267,609)
Contract owners’ equity beginning of period	22,615,063	15,481,643	23,941,058	16,630,835	6,712,016	3,095,042	78,760,522	95,028,131

Contract owners’ equity end of period	$11,724,474	22,615,063	14,952,887	23,941,058	16,609,578	6,712,016	40,224,179	78,760,522

CHANGES IN UNITS:
Beginning units	1,844,368	1,416,705	1,986,743	1,364,550	597,947	278,165	6,507,082	8,426,635
Units purchased	757,070	1,349,612	1,305,367	1,758,530	1,700,083	587,621	967,636	1,199,991
Units redeemed	(921,984)	(921,949)	(1,298,259)	(1,136,337)	(771,342)	(267,839)	(2,371,559)	(3,119,544)

Ending units	1,679,454	1,844,368	1,993,851	1,986,743	1,526,688	597,947	5,103,159	6,507,082

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSRGS		VWEMR		VWEM		VWHAR
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(2,011)	(3,240)	(272,226)	(318,935)	(290,400)	(289,225)	(389,073)	(552,212)
Realized gain (loss) on investments	3,657	8,323	(11,687,014)	4,754,820	(222,612)	8,369,104	821,244	4,389,248
Change in unrealized gain (loss) on investments	(61,769)	6,409	(23,890,893)	1,073,929	(37,350,529)	(2,732,347)	(31,674,577)	8,692,406
Reinvested capital gains	-	-	14,938,207	7,145,439	14,422,780	8,098,344	8,659,750	5,718,183

Net increase (decrease) in contract owners’ equity resulting from operations	(60,123)	11,492	(20,911,926)	12,655,253	(23,440,761)	13,445,876	(22,582,656)	18,247,625

Equity transactions:
Purchase payments received from contract owners (note 3)	(22)	150	526,090	899,719	191,031	210,116	635,477	960,182
Transfers between funds	(15,780)	(8,350)	(11,013,431)	3,310,415	(3,053,485)	(3,869,581)	(6,122,498)	5,259,716
Redemptions (note 3)	(27,013)	(24,551)	(5,193,517)	(8,694,643)	(5,440,456)	(11,164,788)	(10,472,526)	(9,232,873)
Annuity benefits	-	-	(1,148)	(1,033)	(23,232)	(38,506)	(5,340)	(4,538)
Contract maintenance charges (note 2)	-	-	(193)	(181)	(807)	(948)	(263)	(196)
Contingent deferred sales charges (note 2)	(377)	(252)	(10,040)	(44,893)	(6,474)	(26,351)	(18,204)	(30,077)
Adjustments to maintain reserves	(5)	(60)	(872)	1,980	(58)	2,518	(129)	1,811

Net equity transactions	(43,197)	(33,063)	(15,693,111)	(4,528,636)	(8,333,481)	(14,887,540)	(15,983,483)	(3,045,975)

Net change in contract owners’ equity	(103,320)	(21,571)	(36,605,037)	8,126,617	(31,774,242)	(1,441,664)	(38,566,139)	15,201,650
Contract owners’ equity beginning of period	199,928	221,499	45,071,128	36,944,511	42,508,202	43,949,866	61,017,156	45,815,506

Contract owners’ equity end of period	$96,608	199,928	8,466,091	45,071,128	10,733,960	42,508,202	22,451,017	61,017,156

CHANGES IN UNITS:
Beginning units	18,076	21,134	1,458,468	1,627,022	1,160,958	1,535,950	1,841,149	1,987,076
Units purchased	46	186	397,496	1,182,476	80,526	242,210	1,063,353	1,231,030
Units redeemed	(4,546)	(3,244)	(1,070,742)	(1,351,030)	(384,029)	(617,202)	(1,634,692)	(1,376,957)

Ending units	13,576	18,076	785,222	1,458,468	857,455	1,160,958	1,269,810	1,841,149

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWHA		ACEG2		ACC2		MSVFI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(180,071)	(287,517)	(32,589)	(49,034)	75,437	(48,831)	332,635	226,501
Realized gain (loss) on investments	4,190,232	5,478,595	59,155	216,127	756,583	1,128,630	(1,295,605)	54,488
Change in unrealized gain (loss) on investments	(19,629,831)	1,678,174	(1,239,974)	185,542	(7,069,165)	(2,196,928)	(306,788)	58,059
Reinvested capital gains	4,230,495	3,746,441	-	-	766,923	430,843	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,389,175)	10,615,693	(1,213,408)	352,635	(5,470,222)	(686,286)	(1,269,758)	339,048

Equity transactions:
Purchase payments received from contract owners (note 3)	643,109	196,048	137	48,464	66,930	237,209	419,365	544,071
Transfers between funds	(3,243,713)	(3,522,920)	68,694	(175,282)	(1,120,875)	(517,420)	(184,643)	7,775,741
Redemptions (note 3)	(5,436,976)	(5,883,964)	(140,334)	(304,226)	(1,997,497)	(1,819,860)	(2,529,890)	(1,398,276)
Annuity benefits	(22,696)	(21,463)	-	-	(5,234)	(4,454)	-	-
Contract maintenance charges (note 2)	(477)	(344)	-	-	-	-	(539)	(155)
Contingent deferred sales charges (note 2)	(5,154)	(13,033)	(2,201)	(4,557)	(23,576)	(27,484)	(13,586)	(9,154)
Adjustments to maintain reserves	10,042	8,280	(77)	(44)	94	10	125	(403)

Net equity transactions	(8,055,865)	(9,237,396)	(73,781)	(435,645)	(3,080,158)	(2,131,999)	(2,309,168)	6,911,824

Net change in contract owners’ equity	(19,445,040)	1,378,297	(1,287,189)	(83,010)	(8,550,380)	(2,818,285)	(3,578,926)	7,250,872
Contract owners’ equity beginning of period	30,517,042	29,138,745	2,481,515	2,564,525	17,036,615	19,854,900	11,267,437	4,016,565

Contract owners’ equity end of period	$11,072,002	30,517,042	1,194,326	2,481,515	8,486,235	17,036,615	7,688,511	11,267,437

CHANGES IN UNITS:
Beginning units	800,293	1,061,403	215,311	254,837	1,281,115	1,437,197	1,037,706	385,528
Units purchased	70,122	112,631	16,826	7,856	22,265	56,232	1,037,826	1,106,941
Units redeemed	(330,253)	(373,741)	(24,731)	(47,382)	(292,088)	(212,314)	(1,277,780)	(454,763)

Ending units	540,162	800,293	207,406	215,311	1,011,292	1,281,115	797,752	1,037,706

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSVF2		MSEM		MSVMG		MSVRE
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$30,084	19,089	1,061,196	1,483,211	(73,239)	(348,499)	3,637,828	(480,825)
Realized gain (loss) on investments	(32,030)	(182)	(1,325,540)	(300,458)	(1,419,494)	3,932,936	(10,205,933)	73,854,637
Change in unrealized gain (loss) on investments	(147,097)	13,179	(3,434,427)	(665,909)	(13,899,671)	193,931	(123,544,689)	(152,134,697)
Reinvested capital gains	-	-	735,547	763,543	4,929,728	1,274,971	62,046,801	27,528,039

Net increase (decrease) in contract owners’ equity resulting from operations	(149,043)	32,086	(2,963,224)	1,280,387	(10,462,676)	5,053,339	(68,065,993)	(51,232,846)

Equity transactions:
Purchase payments received from contract owners (note 3)	51,490	70,440	97,050	119,639	299,568	427,040	3,946,915	6,455,945
Transfers between funds	(87,550)	359,331	(2,324,404)	(2,665,352)	(1,333,768)	(2,902,597)	(17,299,231)	(86,460,477)
Redemptions (note 3)	(87,893)	(82,913)	(3,856,527)	(5,436,018)	(5,449,125)	(4,644,511)	(32,420,621)	(56,175,289)
Annuity benefits	(8,248)	(6,676)	(10,295)	(9,512)	(4,878)	(5,634)	(78,227)	(116,992)
Contract maintenance charges (note 2)	-	-	(471)	(442)	(380)	(404)	(5,167)	(5,902)
Contingent deferred sales charges (note 2)	(1,412)	(828)	(12,513)	(14,810)	(12,770)	(19,710)	(140,483)	(342,146)
Adjustments to maintain reserves	852	786	739	(18,654)	3,821	(15,024)	6,714	4,350

Net equity transactions	(132,761)	340,140	(6,106,421)	(8,025,149)	(6,497,532)	(7,160,840)	(45,990,100)	(136,640,511)

Net change in contract owners’ equity	(281,804)	372,226	(9,069,645)	(6,744,762)	(16,960,208)	(2,107,501)	(114,056,093)	(187,873,357)
Contract owners’ equity beginning of period	1,157,666	785,440	22,184,691	28,929,453	26,454,062	28,561,563	209,768,496	397,641,853

Contract owners’ equity end of period	$875,862	1,157,666	13,115,046	22,184,691	9,493,854	26,454,062	95,712,403	209,768,496

CHANGES IN UNITS:
Beginning units	93,300	60,560	837,101	1,142,148	2,396,216	3,019,705	7,005,630	10,845,668
Units purchased	10,657	47,648	48,767	92,975	1,054,348	1,078,406	1,578,095	2,040,517
Units redeemed	(28,453)	(14,908)	(299,135)	(398,022)	(1,742,461)	(1,701,895)	(3,380,836)	(5,880,555)

Ending units	75,504	93,300	586,733	837,101	1,708,103	2,396,216	5,202,889	7,005,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VYDS		WRLBP		SVOF
	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(54,586)	(107,915)	-	620,498	729,968	(1,127,014)
Realized gain (loss) on investments	237,135	1,020,425	-	(1,081,634)	5,327,091	10,064,896
Change in unrealized gain (loss) on investments	(6,019,549)	(826,978)	-	1,110,733	(82,256,265)	(22,749,873)
Reinvested capital gains	1,492,039	1,202,247	-	-	25,001,571	23,867,522

Net increase (decrease) in contract owners’ equity resulting from operations	(4,344,961)	1,287,779	-	649,597	(51,197,635)	10,055,531

Equity transactions:
Purchase payments received from contract owners (note 3)	59,357	243,136	-	102,479	2,303,077	2,815,296
Transfers between funds	(487,866)	(837,379)	-	(35,801,355)	(10,099,924)	(20,107,319)
Redemptions (note 3)	(2,821,050)	(3,062,040)	-	(2,050,313)	(22,234,173)	(23,860,094)
Annuity benefits	-	-	-	(2,903)	(16,321)	(20,577)
Contract maintenance charges (note 2)	-	-	-	-	(2,289)	(2,424)
Contingent deferred sales charges (note 2)	(4,645)	(17,325)	-	(28,396)	(81,989)	(150,669)
Adjustments to maintain reserves	(141)	787	-	(7,174)	29,732	(96,849)

Net equity transactions	(3,254,345)	(3,672,821)	-	(37,787,662)	(30,101,887)	(41,422,636)

Net change in contract owners’ equity	(7,599,306)	(2,385,042)	-	(37,138,065)	(81,299,522)	(31,367,105)
Contract owners’ equity beginning of period	13,517,054	15,902,096	-	37,138,065	149,038,744	180,405,849

Contract owners’ equity end of period	$5,917,748	13,517,054	-	-	67,739,222	149,038,744

CHANGES IN UNITS:
Beginning units	975,201	1,255,579	-	3,102,882	10,766,464	13,514,581
Units purchased	208,181	303,058	-	103,694	1,657,625	1,291,903
Units redeemed	(492,277)	(583,436)	-	(3,206,576)	(3,986,980)	(4,040,020)

Ending units	691,105	975,201	-	-	8,437,109	10,766,464

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 9

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Balanced Fund - Series I (AVB)

AIM VIF - Basic Value Fund - Series II (AVBV2)

AIM VIF - Blue Chip Fund - Series I (AVBC)*

AIM VIF - Capital Appreciation Fund - Series I (AVCA)

AIM VIF - Capital Appreciation Fund - Series II (AVCA2)

AIM VIF - Capital Development Fund - Series II (AVCD2)

AIM VIF - Core Equity Fund - Series I (AVGI)

AIM VIF - Core Equity Fund - Series II (AVCE2)

AIM VIF - Global Health Care Fund - Series I (IVHS)

AIM VIF - Global Real Estate Fund - Series I (IVRE)

AIM VIF - International Growth Fund - Series I (AVIE)*

AIM VIF - Large Cap Growth Fund - Series I (AVLCG)

AIM VIF - Premier Equity Fund - Series I (AVV)*

AIM VIF - Premier Equity Fund - Series II (AVV2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)

AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - Income & Growth Fund - Class II (ACVIG2)

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Mid Cap Value Fund - Class II (ACVMV2)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

American Century VP - Ultra(R) Fund - Class II (ACVU2)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Value Fund - Class II (ACVV2)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

American Century VP - Vista(SM) Fund - Class II (ACVVS2)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)

BB&T Variable Insurance Funds - Large Cap Fund (BBGI)

BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)*

BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Large Cap Value Portfolio (WGIP)

Deutsche VIT NASDAQ 100 Index Fund (DNIX)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Emerging Leaders Fund - Service Class (DELS)*

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)

Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)

Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)*

Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF - Diversified Capital Builder Fund - Class 1 (EVFF) (formerly Balanced Fund - Class 1)*

Evergreen VAF - Diversified Income Builder Fund - Class 1 (EVSI)*

Evergreen VAF - Fund - Class 1 (EVF)*

Evergreen VAF - Fundamental Large Cap Fund - Class 1 (EVGI)*

Evergreen VAF - International Equity Fund - Class 1 (EVIG)*

Evergreen VAF - Omega Fund - Class 1 (EVOM)*

Evergreen VAF - Special Equity Fund - Class 1 (EVSE)*

Evergreen VAF - Special Values Fund - Class 1 (EVSC)*

Portfolios of the Evergreen Variable Annuity Trust (Evergreen VAT);

Evergreen VAT - Blue Chip Fund - Class I (EVBC)*

Evergreen VAT - Capital Growth Fund - Class I (EVCG)*

Evergreen VAT - Equity Index Fund - Class I (EVIX)*

Evergreen VAT - Global Leaders Fund - Class I (EVGL)*

Evergreen VAT - Masters Fund - Class I (EVM)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Service Class (FALFS)

Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)

Federated IS - High Income Bond II - Service Class (FHIBS)

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Federated IS - Quality Bond Fund II - Service Class (FQBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)

Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)

Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)*

First Horizon Capital Appreciation Portfolio (FHCAP)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)*

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) (formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)

Ivy Fund VIP, Inc. - Balanced (WRBP)

Ivy Fund VIP, Inc. - Bond (WRBDP)

Ivy Fund VIP, Inc. - Core Equity (WRCEP)

Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund VIP, Inc. - Energy (WRENG)

Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - High Income (WRHIP)

Ivy Fund VIP, Inc. - International Growth (WRIP)

Ivy Fund VIP, Inc. - International Value (WRI2P)

Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund VIP, Inc. - Money Market (WRMMP)

Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)

Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)

Ivy Fund VIP, Inc. - Value (WRVP)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)

MFS(R) VIT - New Discovery Series - Service Class (MNDSC)

MFS(R) VIT - Value Series - Service Class (MVFSC)

Nationwide GVIT Strategic Value Fund - Class I (SVF)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)

Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)

Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)

Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Core Bond Fund - Class II (NVCBD2)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)

Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth Fund - Class I)

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International Growth Fund - Class III)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)

Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)

Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Government Bond Fund - Class II (GBF2)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class I (GVGH1) (formerly Global Health Sciences Fund - Class I)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - International Index Fund - Class VIII (GVIX8)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2) (formerly International Value Fund - Class II)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value Fund - Class III)

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6) (formerly International Value Fund - Class VI)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)*

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)*

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Fund - Class II (TRF2)

Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)

Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)*

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and Communications Fund - Class I)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Focus Portfolio - Class I (AMFOS)*

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio - Class S)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)*

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - High Income Fund - Service Class (OVHIS)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - International Equity Fund - Class IB (PVTIGB)*

Putnam VT - Voyager Fund - Class IB (PVTVB)*

Royce Capital Fund - Micro Cap Portfolio (ROCMC)

SBL Fund - Series D (Global Series) (SBLD)

SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)

SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)

SBL Fund - Series O (All Cap Value Series) (SBLO) (formerly Series O (Equity Income Series))

SBL Fund - Series P (High Yield Series) (SBLP)

SBL Fund - Series Q (Small Cap Value Series) (SBLQ)

SBL Fund - Series V (Mid Cap Value Series) (SBLV)

SBL Fund - Series X (Small Cap Growth Series) (SBLX)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

SBL Fund - Series Y (Select 25 Series) (SBLY)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Turner GVIT Growth Focus Fund - Class III (TGF3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2) (formerly Strategic Growth Portfolio - Class II)

Van Kampen LIT - Comstock Portfolio - Class II (ACC2)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - International Magnum Portfolio- Class I (MSVIM)*

Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF - Diversified Stock Fund - Class A (VYDS)

Victory VIF - Investment Quality Bond Fund - Class A (VYIQB)*

Victory VIF - Small Company Opportunity Fund - Class A (VYSCO)*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)*

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.70%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - 9 Options, Continued	BOA Choice		BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%		1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%	(5)	-	-	-
5% Enhanced	0.05%	(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%	(9)	-	-	-
Option 2	0.30%	(9)	-	-	-
Beneficiary Protector Option	0.40%		-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-		1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%		2.25%	1.75%	1.60%
(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Corp and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2

0.95%	$31,638,314	770	4,510	89	829	8,306	635	-
1.00%	11,310,663	-	1,628	-	239	1,729	-	-
1.05%	2,054,113	-	737	-	-	79	-	-
1.10%	12,377,108	1,322	1,265	246	187	1,085	721	-
1.15%	6,132,989	396	489	472	95	128	269	-
1.20%	15,424,367	52	1,266	-	2,966	5,672	-	-
1.25%	3,016,080	540	4,631	-	941	1,799	112	-
1.30%	2,537,874	70	184	26	-	169	-	-
1.35%	3,497,021	187	109	-	700	1,408	267	-
1.40%	13,851,518	74	2,586	544	602	2,632	1,058	-
1.45%	1,283,877	-	127	-	16	24	-	-
1.50%	2,167,457	-	14,271	-	2,746	2,083	-	3,607
1.55%	8,485,316	981	2,125	179	708	767	3,808	-
1.60%	4,881,304	10	6,187	231	1,516	335	-	1,575
1.65%	2,962,347	-	17,447	-	2,079	1,017	-	3,929
1.70%	802,137	-	11	-	-	1	-	-
1.75%	1,444,166	63	4,040	8	1,251	322	-	694
1.80%	1,202,887	-	1,804	-	324	9	-	389
1.85%	1,454,157	-	52	-	-	69	-	-
1.90%	425,598	-	2,118	-	160	-	-	566

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.95%	954,055	-	10,948	-	2,972	95	-	3,657
2.00%	852,344	-	114	-	15	73	-	-
2.05%	1,226,403	1,472	3,547	-	2,241	305	-	6,022
2.10%	687,952	-	10,829	-	905	29	-	2,830
2.15%	151,901	-	1,149	-	587	500	-	123
2.20%	656,441	-	5,658	-	3,361	348	-	1,008
2.25%	572,457	-	1,003	-	431	917	-	-
2.30%	106,570	-	-	-	-	-	-	-
2.35%	32,101	-	534	-	266	-	-	-
2.40%	205,390	-	-	-	-	-	-	-
2.45%	83,560	-	145	-	348	-	-	1,926
2.50%	82,184	-	2,345	-	-	184	-	106
2.55%	11,319	-	-	-	-	-	-	-
2.60%	122,212	-	5,251	-	109	379	-	610
2.65%	5,170	-	-	-	-	-	-	-
2.70%	1,763	-	-	-	-	-	-	-
2.85%	1,044	-	-	-	-	-	-	-

Totals	$132,702,159	5,937	107,110	1,795	26,594	30,464	6,870	27,042

	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2

0.95%	$21	392	983	-	-	3,697	362,036	-
1.00%	-	45	-	-	-	979	141,020	-
1.05%	-	-	-	-	-	56	27,624	-
1.10%	648	2,283	1,956	-	-	850	107,779	-
1.15%	102	818	82	-	-	328	49,957	-
1.20%	2	14	-	-	-	869	185,450	-
1.25%	-	-	121	216	-	101	29,162	-
1.30%	-	107	-	-	-	254	34,263	-
1.35%	-	-	92	-	-	447	39,456	-
1.40%	-	-	115	-	-	3,585	119,617	-
1.45%	-	-	-	-	-	10	8,284	-
1.50%	-	-	-	8,880	4,129	10,906	17,455	9,085
1.55%	-	-	624	-	-	1,724	80,481	-
1.60%	-	-	-	2,946	1,595	2,046	29,975	926
1.65%	-	-	-	6,709	15,561	10,493	39,933	5,938
1.70%	-	-	-	-	-	36	6,317	-
1.75%	-	-	-	926	1,037	3,211	16,575	1,398
1.80%	-	-	-	1,572	1,493	2,438	16,019	715
1.85%	-	-	-	-	-	9	7,250	-
1.90%	-	-	1,128	-	218	2,207	2,870	1,065
1.95%	-	-	-	6,757	9,228	14,494	1,264	3,532
2.00%	-	-	-	-	-	760	6,156	504
2.05%	-	-	557	5,801	3,278	6,701	9,743	2,792
2.10%	-	-	-	3,142	3,904	7,301	3,041	11,954
2.15%	-	-	-	384	-	232	615	370
2.20%	-	-	-	4,557	1,485	5,591	1,294	6,261
2.25%	-	-	-	-	-	65	255	-
2.30%	-	-	-	-	-	2	113	-
2.35%	-	-	-	274	156	727	-	969
2.40%	-	-	-	-	-	-	169	-
2.45%	-	-	-	812	93	981	218	-
2.50%	-	-	-	96	1,197	634	-	97
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	1,588	395	903	61	886
2.65%	-	-	-	-	-	-	7	-
2.70%	-	-	-	-	-	-	22	-
2.85%	-	-	-	-	-	-	-	-

Totals	$773	3,659	5,658	44,660	43,769	82,637	1,344,481	46,492

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV

0.95%	$236,787	235,765	152,517	35,061	-	24,021	-	759,070
1.00%	77,548	126,122	46,395	10,570	-	6,085	-	251,322
1.05%	10,635	17,858	10,616	1,275	-	359	-	44,613
1.10%	49,590	38,301	43,181	9,064	-	6,666	-	289,105
1.15%	41,690	17,000	33,468	6,460	-	5,635	-	152,704
1.20%	137,585	102,185	115,589	23,710	-	13,070	-	481,361
1.25%	32,135	17,115	11,650	2,471	3,292	2,913	-	81,108
1.30%	19,833	22,313	12,094	3,552	-	1,162	-	73,378
1.35%	32,383	9,175	23,024	3,491	-	3,681	-	107,603
1.40%	82,187	18,319	72,356	12,073	-	11,174	-	367,691
1.45%	2,786	4,636	2,531	492	-	1,226	-	27,963
1.50%	8,830	17,195	6,985	1,135	-	838	4,265	46,269
1.55%	29,300	14,002	25,415	7,065	-	4,255	-	220,485
1.60%	30,195	5,939	22,852	3,090	-	5,329	1,440	102,027
1.65%	9,698	9,958	15,253	2,649	-	2,717	3,871	76,196
1.70%	4,033	580	1,940	996	-	98	-	26,577
1.75%	4,145	709	5,708	885	-	1,097	2,070	29,094
1.80%	4,827	2,411	7,282	423	-	1,178	12	30,635
1.85%	8,393	2,345	8,352	737	-	599	-	45,627
1.90%	1,105	-	319	716	-	788	472	8,311
1.95%	4,399	177	1,364	1,752	-	277	4,422	4,329
2.00%	5,100	77	596	4,128	-	465	146	17,098
2.05%	1,318	1,527	9,683	803	-	-	2,750	24,834
2.10%	4,497	43	266	628	-	689	2,078	2,972
2.15%	1,618	4	70	1,180	-	-	111	2,699
2.20%	6,283	739	1,517	51	-	112	3,683	7,867
2.25%	10,976	-	249	580	1,908	67	-	5,314
2.30%	1,009	-	310	5,451	-	-	-	2,188
2.35%	188	-	-	-	-	-	-	-
2.40%	1,834	-	1,223	13,571	-	-	-	873
2.45%	194	-	-	48	-	-	288	1,975
2.50%	-	-	-	-	-	-	-	431
2.55%	196	-	-	934	-	-	-	21
2.60%	268	-	-	-	-	20	108	666
2.65%	-	-	-	413	-	-	-	56
2.70%	-	-	-	130	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$861,565	664,495	632,805	155,584	5,200	94,521	25,716	3,292,462

	ACVV2	ACVVS1	ACVVS2	BBCMAG	BBGI	BBCA	WVCP	WIEP

0.95%	$-	53,386	-	1,580	7,511	6,491	9,989	25,674
1.00%	-	20,628	-	-	-	-	3,473	14,957
1.05%	-	2,623	-	-	17	52	2,072	4,114
1.10%	-	13,876	-	2,495	7,524	3,928	564	1,039
1.15%	-	9,483	-	2,047	3,153	682	49	125
1.20%	-	21,949	-	27	155	129	1,457	2,661
1.25%	-	3,565	3,311	220	659	272	29	975
1.30%	-	3,956	-	393	1,731	987	-	297
1.35%	-	10,719	-	216	1,159	927	-	-
1.40%	-	14,870	-	249	7,369	3,866	-	102
1.45%	-	1,544	-	1,266	1,457	1,125	-	57
1.50%	23,123	2,021	-	73	127	86	-	807
1.55%	-	11,709	-	923	5,560	1,801	-	-
1.60%	5,185	4,044	-	3,553	3,534	4,105	-	6
1.65%	11,593	3,029	-	2,342	358	725	-	285
1.70%	-	679	-	4,443	27	17	-	-
1.75%	4,123	526	-	11	258	330	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.80%	6,434	519	-	-	-	-	-	-
1.85%	-	3,395	-	-	4,135	5,245	-	-
1.90%	6,878	-	-	-	1,463	1,320	-	-
1.95%	16,777	113	-	-	-	-	-	-
2.00%	2,625	682	-	-	-	-	-	-
2.05%	10,020	759	-	-	-	419	-	-
2.10%	7,633	27	-	-	-	-	-	-
2.15%	843	276	-	-	-	-	-	-
2.20%	5,292	1,062	-	-	-	-	-	-
2.25%	-	5	3,854	-	-	-	-	-
2.30%	-	32	-	-	-	-	-	-
2.35%	1,856	-	-	-	-	-	-	-
2.40%	-	3	-	-	-	-	-	-
2.45%	1,951	49	-	-	-	-	-	-
2.50%	47	-	-	-	-	-	-	-
2.55%	-	14	-	-	-	-	-	-
2.60%	1,515	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$105,895	185,543	7,165	19,838	46,197	32,507	17,633	51,099

	WGIP	DVSCS	DSIF	DCAP	DCAPS	DSC	DVIV	FALFS

0.95%	$30,695	108,137	1,747,958	260,757	-	803	895	-
1.00%	13,781	32,996	783,713	103,352	-	-	-	-
1.05%	7,170	3,077	152,480	30,786	-	-	-	-
1.10%	1,573	41,417	475,592	80,523	-	219	184	-
1.15%	397	25,490	247,820	41,283	-	-	66	-
1.20%	12,330	60,068	814,310	129,475	-	-	-	-
1.25%	1,344	14,100	132,165	22,490	-	30	-	-
1.30%	2,079	9,325	157,928	24,088	-	-	-	-
1.35%	212	22,151	206,314	26,308	-	67	-	-
1.40%	248	40,627	367,539	79,592	-	281	1,577	-
1.45%	21	3,328	47,596	6,969	-	-	-	-
1.50%	554	3,298	47,266	11,035	7,239	-	-	668
1.55%	-	23,231	192,047	41,816	-	656	2,199	-
1.60%	-	13,165	125,932	20,667	5,357	-	-	-
1.65%	92	7,451	63,722	18,020	5,535	-	-	425
1.70%	10	2,685	37,497	3,642	-	-	-	-
1.75%	-	3,891	30,583	3,234	3,068	-	-	532
1.80%	143	2,875	33,925	6,423	697	-	-	88
1.85%	6	3,481	27,838	3,528	-	2,949	-	-
1.90%	-	2,581	13,021	717	691	-	-	-
1.95%	-	473	8,443	643	3,184	-	-	1,268
2.00%	-	2,742	14,152	884	73	-	-	-
2.05%	-	6,871	41,317	3,580	15,924	-	-	766
2.10%	-	157	1,604	1,048	5,078	-	-	417
2.15%	-	97	3,090	630	-	-	-	63
2.20%	-	1,268	7,623	432	2,484	-	-	1,787
2.25%	-	13	9,715	1,259	-	-	-	-
2.30%	-	276	2,791	55	-	-	-	-
2.35%	-	-	70	-	77	-	-	-
2.40%	-	5	44	179	-	-	-	-
2.45%	-	-	-	55	2,783	-	-	-
2.50%	-	-	-	-	765	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	584	-	-	213
2.65%	-	-	14	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$70,655	435,276	5,794,109	923,470	53,539	5,005	4,921	6,227

	FCA2S	FHIBS	FVMOS	FQB	FQBS	FEIS	FEI2	FGS

0.95%	$-	-	13,010	570,026	-	1,416,700	-	923,803
1.00%	-	-	10,227	141,595	-	577,141	-	497,868
1.05%	-	-	511	31,779	-	115,383	-	88,928
1.10%	-	-	2,784	209,854	-	423,346	-	257,459
1.15%	-	-	1,255	111,953	-	214,244	-	109,322
1.20%	-	-	8,913	345,882	-	721,597	-	517,798
1.25%	-	-	758	58,252	-	107,906	-	85,431
1.30%	-	-	1,472	59,691	-	94,818	-	75,975
1.35%	-	-	1,637	96,477	-	193,286	-	104,184
1.40%	-	-	8,219	292,134	-	505,304	-	238,827
1.45%	-	-	1,248	21,051	-	39,883	-	24,027
1.50%	1,183	17,703	225	24,390	26,794	56,139	43,197	40,136
1.55%	-	-	1,554	164,038	-	299,483	-	108,302
1.60%	3,897	2,791	348	116,744	8,953	162,823	12,580	48,132
1.65%	655	11,805	1,176	45,411	22,453	108,914	25,180	58,217
1.70%	-	-	97	29,281	-	23,973	-	23,210
1.75%	130	3,532	330	49,618	8,055	59,110	13,680	17,731
1.80%	175	954	27	24,028	2,003	38,755	9,662	18,808
1.85%	-	-	897	28,993	-	46,114	-	12,352
1.90%	-	255	-	14,085	3,457	6,505	10,185	5,243
1.95%	4,056	6,373	152	1,316	22,483	8,122	32,543	3,284
2.00%	-	368	644	12,324	614	14,992	435	18,008
2.05%	2,482	5,295	220	26,250	10,519	35,061	8,617	8,463
2.10%	2,088	9,593	-	1,856	15,554	678	23,851	379
2.15%	80	1,817	25	1,403	258	2,265	650	1,790
2.20%	1,753	2,863	30	4,849	7,580	6,690	16,868	4,072
2.25%	-	-	5	3,138	-	9,381	-	2,338
2.30%	-	-	12	666	-	2,421	-	299
2.35%	-	394	-	37	1,082	-	554	39
2.40%	-	-	7	163	-	2,935	-	44
2.45%	-	1,431	24	31	916	1,748	2,507	-
2.50%	-	6,139	-	719	1,838	-	2,361	62
2.55%	-	-	-	-	-	179	-	-
2.60%	-	324	-	730	5,003	-	6,858	-
2.65%	-	-	-	32	-	66	-	-
2.70%	-	-	-	55	-	119	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$16,499	71,637	55,807	2,488,851	137,562	5,296,081	209,728	3,294,531

	FG2	FHIS	FHISR	FOS	FO2R	FOSR	FCS	FC2

0.95%	$-	318,417	82,944	143,816	-	230,370	1,861,558	-
1.00%	-	134,584	22,041	75,545	-	63,779	809,415	-
1.05%	-	32,666	6,453	14,261	-	11,538	124,508	-
1.10%	-	79,322	19,772	20,318	-	64,703	531,126	-
1.15%	-	32,295	8,894	9,729	-	37,206	264,182	-
1.20%	-	132,886	57,147	80,701	-	152,777	1,030,198	-
1.25%	-	18,649	7,398	11,898	-	20,605	157,118	-
1.30%	-	26,442	10,273	9,578	-	17,967	164,504	-
1.35%	-	22,893	10,657	7,091	-	25,883	232,476	-
1.40%	-	75,142	36,760	10,465	-	92,238	562,473	-
1.45%	-	6,006	3,735	3,252	-	4,062	56,268	-
1.50%	13,636	11,098	1,962	3,717	23,558	9,438	71,745	54,723
1.55%	-	36,950	13,025	7,027	-	42,099	256,494	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.60%	5,262	25,423	5,548	1,142	9,772	21,070	145,170	12,553
1.65%	12,079	15,540	3,614	3,435	23,643	18,283	116,906	37,131
1.70%	-	6,474	1,057	2,098	-	3,910	37,223	-
1.75%	5,710	21,421	1,678	1,331	7,674	12,253	66,525	19,548
1.80%	2,921	7,723	1,008	1,436	3,240	6,778	47,234	7,458
1.85%	-	6,730	2,058	1,070	-	11,062	56,429	-
1.90%	1,529	344	617	525	6,506	711	13,743	9,419
1.95%	5,556	139	113	16	29,085	306	7,392	48,702
2.00%	448	4,073	353	227	1,365	2,581	26,376	2,478
2.05%	11,004	3,545	1,487	1,089	15,223	3,186	33,414	19,664
2.10%	12,761	954	169	28	20,351	1,079	4,341	34,588
2.15%	111	475	722	-	621	252	3,778	2,009
2.20%	11,000	2,413	777	807	13,268	2,251	6,437	25,606
2.25%	-	11	6	-	-	397	45,796	-
2.30%	-	2	-	-	-	817	4,806	-
2.35%	-	-	-	-	267	-	-	2,731
2.40%	-	-	27	-	-	-	10,297	-
2.45%	3,146	75	4	-	3,297	85	845	1,101
2.50%	1,249	-	-	-	4,171	-	1,191	3,097
2.55%	-	81	-	-	-	-	723	-
2.60%	2,264	-	-	-	2,059	-	887	3,283
2.65%	-	-	-	-	-	-	280	-
2.70%	-	-	-	-	-	-	28	-
2.85%	-	-	-	-	-	-	13	-

Totals	$88,676	1,022,773	300,299	410,602	164,100	857,686	6,751,899	284,091

	FIGBS	FGOS	FMCS	FMC2	FVSS	FVSS2	FNRS2	FF10S

0.95%	$219,354	157,109	112,103	-	58,988	-	131,809	32,879
1.00%	54,235	82,153	38,442	-	22,029	-	64,152	14,135
1.05%	10,893	21,967	5,311	-	3,331	-	8,288	1,180
1.10%	64,616	23,395	36,425	-	19,073	-	35,148	9,611
1.15%	26,325	6,851	17,456	-	11,250	-	19,400	3,345
1.20%	102,159	48,101	70,872	-	32,086	-	76,240	9,782
1.25%	22,621	7,641	8,173	8,609	7,686	-	14,236	4,164
1.30%	25,937	8,227	11,840	-	6,444	-	10,107	4,492
1.35%	18,174	6,362	13,537	-	10,080	-	25,771	407
1.40%	67,483	14,050	34,117	-	31,834	-	38,343	18,253
1.45%	5,018	2,211	4,200	-	2,272	-	5,893	159
1.50%	7,822	4,333	3,191	34,180	862	7,116	5,042	430
1.55%	27,085	9,474	23,669	-	13,648	-	32,403	7,707
1.60%	31,153	3,207	12,631	12,311	11,322	1,794	12,666	989
1.65%	17,352	6,437	14,240	25,458	4,904	1,498	8,182	3,468
1.70%	2,740	1,361	5,903	-	3,308	-	2,193	168
1.75%	7,815	1,458	1,812	11,142	4,245	2,221	2,549	799
1.80%	7,850	612	1,851	3,663	1,961	1,296	3,943	600
1.85%	9,982	1,224	8,244	-	1,906	-	6,319	2,004
1.90%	2,029	488	2,075	5,806	247	603	447	-
1.95%	475	124	1,836	26,644	400	5,768	1,508	-
2.00%	2,982	166	5,975	3,585	858	41	5,857	1,534
2.05%	3,180	1,005	2,092	24,821	784	2,890	3,863	616
2.10%	1,369	-	431	25,501	692	6,811	553	-
2.15%	297	410	1,348	879	985	399	1,451	-
2.20%	909	38	413	13,475	483	2,006	1,022	-
2.25%	15,365	-	290	16,449	1,370	-	607	-
2.30%	-	-	3,059	-	116	-	3,861	-
2.35%	-	-	-	1,231	-	-	-	-
2.40%	6	-	7,646	-	23	-	10,165	-
2.45%	-	-	-	3,487	-	-	79	-
2.50%	-	-	-	6,477	147	623	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.55%	-	-	545	-	-	-	753	-
2.60%	-	-	-	2,779	-	1,128	-	-
2.65%	-	-	215	-	-	-	303	-
2.70%	-	-	-	-	-	-	132	-
2.85%	-	-	-	-	-	-	-	-

Totals	$755,226	408,404	449,942	226,497	253,334	34,194	533,285	116,722

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3	TIF2	TIF3

0.95%	$-	16,367	-	8,595	-	33,823	-	46,778
1.00%	-	9,165	-	2,521	-	16,895	-	14,869
1.05%	-	1,599	-	-	-	2,923	-	1,959
1.10%	-	7,561	-	6,462	-	7,344	-	11,798
1.15%	-	1,721	-	4,000	-	4,515	-	7,058
1.20%	-	11,109	-	4,634	-	17,776	-	25,548
1.25%	345	2,267	639	1,282	1,925	8,382	877	9,697
1.30%	-	192	-	85	-	1,347	-	2,071
1.35%	-	1,885	-	2,284	-	5,666	-	3,443
1.40%	-	8,025	-	2,818	-	14,016	-	16,096
1.45%	-	28	-	159	-	3,094	-	317
1.50%	-	1,585	-	-	-	424	-	1,040
1.55%	-	8,118	-	1,217	-	5,881	-	9,607
1.60%	-	70	-	44	-	5,159	-	4,383
1.65%	-	780	-	240	-	1,538	-	1,676
1.70%	-	94	-	216	-	626	-	849
1.75%	-	362	-	126	-	938	-	1,130
1.80%	-	2,236	-	1,615	-	1,164	-	1,172
1.85%	-	3,255	-	493	-	1,156	-	2,768
1.90%	-	-	-	-	-	1,802	-	477
1.95%	-	-	-	-	-	76	-	74
2.00%	-	-	-	15	-	665	-	309
2.05%	-	49	-	-	-	5,196	-	914
2.10%	-	-	-	45	-	35	-	129
2.15%	-	-	-	-	-	-	-	1
2.20%	-	-	-	-	-	383	-	286
2.25%	-	-	543	-	4,050	-	-	-
2.30%	-	412	-	-	-	21	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$345	76,880	1,182	36,851	5,975	140,845	877	164,449

	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	WRASP	WRBP	WRBDP

0.95%	$778	157,211	130,865	-	61,949	619,879	199,006	309,882
1.00%	175	46,801	54,334	-	20,216	29,397	9,271	14,486
1.05%	-	9,874	13,493	-	1,072	6,501	2,151	6,847
1.10%	31	34,486	35,327	-	14,544	742,059	182,418	281,040
1.15%	110	21,887	15,933	-	8,142	335,370	96,413	119,476
1.20%	1,101	83,551	106,216	-	33,253	31,131	7,791	12,071
1.25%	61	9,858	17,816	8,157	10,193	43,913	13,675	16,887
1.30%	-	17,162	28,133	-	2,049	6,348	3,278	5,113
1.35%	111	23,040	25,550	-	4,613	24,406	5,331	8,630
1.40%	1,277	41,567	62,491	-	21,090	666,215	174,426	299,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.45%	18	2,671	11,347	-	1,955	101,747	23,469	30,477
1.50%	56	1,818	4,261	-	1,303	25,903	4,973	12,639
1.55%	34	11,402	46,365	-	6,870	605,675	138,867	193,570
1.60%	46	12,593	10,317	-	7,494	249,755	70,377	110,779
1.65%	62	4,594	15,303	-	3,325	55,345	15,728	17,660
1.70%	-	5,420	5,612	-	1,809	29,067	11,019	18,346
1.75%	-	2,168	9,092	-	464	8,421	7,187	6,332
1.80%	-	7,594	2,846	-	2,187	32,343	11,804	14,910
1.85%	-	7,095	10,579	-	2,062	92,405	18,790	35,229
1.90%	-	1,673	923	-	1,204	20,096	4,298	5,932
1.95%	-	2,024	1,207	-	315	25,697	6,316	11,415
2.00%	-	8,094	7,164	-	1,634	50,788	10,695	16,586
2.05%	-	2,813	3,950	-	1,509	15,775	3,797	7,938
2.10%	-	887	480	-	149	5,761	2,046	2,416
2.15%	-	2,076	658	-	146	1,104	197	837
2.20%	-	1,389	644	-	768	426	63	176
2.25%	-	527	5,469	5,674	20	2,569	1,130	2,949
2.30%	-	4,985	2,045	-	263	2,073	362	476
2.35%	-	-	-	-	-	-	-	-
2.40%	109	12,410	4,387	-	766	16,850	1,845	94
2.45%	-	25	-	-	9	2,153	-	6,608
2.50%	-	-	-	-	-	12	-	-
2.55%	-	945	351	-	21	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	336	123	-	27	-	-	-
2.70%	-	152	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$3,969	539,128	633,281	13,831	211,421	3,849,184	1,026,723	1,568,991

	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P

0.95%	$462,174	74,064	15,239	90,183	508,997	171,996	135,942	52,053
1.00%	22,604	2,977	1,463	3,997	25,721	6,869	5,263	1,277
1.05%	4,592	1,707	147	587	5,206	2,305	2,137	389
1.10%	478,637	85,885	27,899	124,275	506,755	200,757	158,095	71,595
1.15%	178,802	38,654	14,817	53,188	223,544	90,042	62,907	31,393
1.20%	17,001	2,283	623	4,673	19,383	8,105	5,773	2,625
1.25%	27,462	6,424	2,266	8,463	28,818	15,441	7,388	3,913
1.30%	4,153	949	60	1,244	7,245	2,038	288	356
1.35%	15,730	2,783	2,055	3,956	17,630	4,275	3,179	2,559
1.40%	477,231	84,442	27,525	141,208	532,921	149,362	180,608	87,632
1.45%	60,741	9,507	1,707	10,689	78,436	11,962	13,765	3,270
1.50%	18,055	3,272	538	4,085	23,962	6,619	10,437	3,189
1.55%	388,111	68,283	37,999	162,583	401,208	120,524	140,215	69,103
1.60%	187,647	36,337	7,735	40,689	215,400	61,093	68,956	19,520
1.65%	49,045	7,379	676	4,191	57,070	6,432	7,681	1,509
1.70%	17,821	3,060	426	9,116	20,384	9,599	5,361	2,420
1.75%	4,522	708	208	562	8,806	3,968	1,061	333
1.80%	23,387	4,109	960	8,004	24,438	7,567	8,175	1,792
1.85%	49,807	9,533	2,985	27,159	53,213	15,839	16,005	7,437
1.90%	11,389	4,785	672	3,096	12,754	2,822	3,331	370
1.95%	25,580	2,639	-	5,968	28,063	8,757	16,942	1,374
2.00%	37,180	4,797	2,939	19,160	34,642	8,330	17,786	6,425
2.05%	8,354	2,318	1,263	5,185	13,119	5,412	1,922	396
2.10%	6,760	319	380	1,257	6,260	1,628	1,293	593
2.15%	214	317	-	268	1,247	239	108	-
2.20%	216	104	-	139	63	108	-	33
2.25%	6,721	347	-	1,331	6,128	1,092	4,230	676
2.30%	1,651	180	-	154	2,038	141	796	-
2.35%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.40%	2,237	-	-	2,058	2,340	-	545	-
2.45%	69	-	-	-	-	58	85	-
2.50%	9	-	-	11	6	9	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,587,902	458,162	150,582	737,479	2,865,797	923,389	880,274	372,232

	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV

0.95%	$8,185	25,936	113,857	16,127	25,838	224,206	195,827	19,637
1.00%	169	765	9,914	525	1,750	6,640	6,699	856
1.05%	195	224	4,519	402	95	1,802	2,290	235
1.10%	12,690	31,612	99,199	23,571	39,834	260,399	219,527	26,969
1.15%	4,030	16,296	51,037	7,411	18,004	92,531	94,665	9,316
1.20%	804	1,720	3,958	987	1,345	10,926	9,163	1,135
1.25%	953	1,996	7,262	1,702	1,431	11,573	12,196	2,585
1.30%	184	103	587	82	179	1,246	674	30
1.35%	291	749	2,120	405	1,982	9,677	9,050	1,294
1.40%	12,804	36,174	139,274	22,098	40,035	268,572	246,573	16,383
1.45%	333	3,135	28,940	868	1,206	13,875	10,137	1,650
1.50%	435	924	9,506	599	1,738	10,695	10,317	721
1.55%	10,827	29,174	102,852	18,061	49,797	244,695	200,375	26,074
1.60%	4,391	8,605	57,508	3,916	11,797	109,086	92,815	9,719
1.65%	613	2,575	11,163	662	1,428	9,679	10,456	842
1.70%	98	1,462	6,355	395	1,031	7,868	9,264	635
1.75%	184	155	702	157	61	2,583	654	96
1.80%	100	1,346	6,178	1,241	3,031	10,513	9,976	1,042
1.85%	1,343	4,659	9,876	2,484	6,350	37,583	32,543	1,503
1.90%	219	616	3,281	160	209	4,192	3,114	50
1.95%	129	1,108	3,864	216	145	14,337	12,623	825
2.00%	651	2,280	17,885	413	2,699	18,353	17,502	799
2.05%	240	244	3,963	5	719	5,931	2,379	557
2.10%	-	1,460	1,893	-	807	1,950	1,226	-
2.15%	-	310	34	283	-	269	306	129
2.20%	34	-	-	60	66	104	61	-
2.25%	-	203	7,206	75	707	1,755	2,907	-
2.30%	-	364	18	-	-	699	620	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	735	-	-	2,153	1,631	-
2.45%	-	-	-	-	-	1,063	69	-
2.50%	-	4	-	4	7	3	3	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$59,902	174,199	703,686	102,909	212,291	1,384,958	1,215,642	123,082

	WRVP	JABS	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2

0.95%	$152,203	-	560,838	84,722	40,069	7,387	353,951	331,363
1.00%	993	-	301,345	54,971	13,290	3,599	210,964	128,683
1.05%	1,985	-	31,014	6,546	1,768	23	24,835	17,878
1.10%	223,429	-	152,830	17,211	12,887	1,349	100,556	146,933
1.15%	97,618	-	67,147	8,715	7,712	168	44,575	55,737
1.20%	6,402	-	349,971	41,224	32,779	2,493	210,599	267,437
1.25%	9,365	619	55,021	6,709	10,362	415	26,874	48,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.30%	3,483	-	88,831	8,579	2,928	26	34,033	28,003
1.35%	8,324	-	61,807	4,004	6,662	191	17,856	60,635
1.40%	207,390	-	149,028	8,462	10,991	3,108	49,611	144,390
1.45%	32,989	-	20,694	3,015	705	432	11,434	9,654
1.50%	8,987	-	37,370	3,874	1,170	249	17,437	14,987
1.55%	186,577	-	85,856	4,310	9,869	833	27,170	72,865
1.60%	116,167	-	38,885	1,160	1,684	2,520	8,426	45,308
1.65%	23,647	-	43,446	2,500	6,673	487	10,980	33,727
1.70%	6,582	-	8,844	593	613	174	3,033	11,055
1.75%	2,767	-	12,187	131	2,637	26	1,277	15,948
1.80%	14,366	-	17,352	767	1,263	198	6,953	7,990
1.85%	30,415	-	11,640	200	1,516	1,675	2,589	11,470
1.90%	3,739	-	5,440	210	332	1,236	27	3,637
1.95%	14,536	-	2,014	77	11	431	945	4,542
2.00%	18,835	-	5,369	148	600	18	1,295	9,672
2.05%	7,649	-	9,842	1,240	1,126	782	1,596	8,692
2.10%	1,844	-	1,335	-	128	-	14	1,560
2.15%	380	-	2,419	-	59	56	16	3,503
2.20%	111	-	2,159	100	315	1,221	2,307	1,940
2.25%	1,480	-	2,599	7	144	296	514	1,268
2.30%	885	-	1,521	-	220	-	-	7,045
2.35%	-	-	48	6	33	-	-	-
2.40%	2,323	-	5,349	-	47	-	-	17,867
2.45%	1,160	-	11	-	-	-	-	-
2.50%	-	-	1,028	-	-	301	123	58
2.55%	-	-	342	-	-	-	-	1,382
2.60%	-	-	594	-	-	-	-	-
2.65%	-	-	118	-	-	-	-	493
2.70%	-	-	20	-	-	-	-	121
2.85%	-	-	-	-	-	-	-	-

Totals	$1,186,631	619	2,134,314	259,481	168,593	29,694	1,169,990	1,514,733

	JPMCVP	AMTB	MIGSC	MMCGSC	MNDSC	MVFSC	GVAAA2	GVABD2

0.95%	$59,868	112,818	-	-	-	126,018	111,776	88,162
1.00%	20,325	43,148	-	-	-	31,956	40,508	26,677
1.05%	3,962	5,245	-	-	-	3,760	10,032	11,743
1.10%	16,705	32,855	-	-	-	22,055	27,041	21,309
1.15%	7,358	19,355	-	-	-	11,169	35,127	15,763
1.20%	38,856	113,357	-	-	-	61,961	84,173	113,618
1.25%	5,107	13,212	2,635	-	-	10,152	11,392	7,695
1.30%	12,951	9,694	-	-	-	10,108	29,024	11,713
1.35%	7,471	18,186	-	-	-	8,749	13,520	21,343
1.40%	17,147	39,470	-	-	-	22,162	66,160	62,294
1.45%	552	3,255	-	-	-	4,761	2,519	1,980
1.50%	3,641	13,988	-	7,018	2,025	14,424	7,396	4,678
1.55%	11,102	22,111	-	-	-	32,333	19,143	11,611
1.60%	5,845	12,317	-	2,333	817	10,328	10,579	8,163
1.65%	2,586	6,797	-	7,922	2,778	21,882	9,581	9,846
1.70%	1,616	1,300	-	-	-	3,694	4,178	926
1.75%	871	8,021	-	2,925	693	7,006	6,961	858
1.80%	1,798	3,849	-	1,537	560	1,781	2,493	2,365
1.85%	1,720	1,901	-	-	-	3,270	6,943	6,269
1.90%	589	644	-	1,689	528	5,439	1,114	3,335
1.95%	62	3,784	-	5,929	4,321	9,503	334	123
2.00%	651	1,203	-	-	-	7,835	3,242	2,195
2.05%	2,493	1,436	-	3,943	2,447	12,207	13,854	1,691
2.10%	5	6,355	-	4,096	2,820	5,144	195	43
2.15%	-	161	-	-	-	3,787	468	1,204
2.20%	1,475	1,343	-	1,613	1,401	9,823	1,385	40

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.25%	-	2,671	66	-	-	4,440	19,536	8,293
2.30%	313	-	-	-	-	5,990	-	437
2.35%	-	288	-	-	141	298	33	34
2.40%	-	-	-	-	-	15,855	1,138	1,986
2.45%	-	-	-	129	446	1,067	-	-
2.50%	-	-	-	1,700	315	1,396	-	-
2.55%	-	-	-	-	-	1,157	-	147
2.60%	-	-	-	810	113	424	-	-
2.65%	-	-	-	-	-	471	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$225,069	498,764	2,701	41,644	19,405	492,405	539,845	446,541

	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.95%	$74,135	88,463	19,404	2,067	2,642	3,456	5,095	7,042
1.00%	20,345	29,124	8,054	147	418	706	406	1,738
1.05%	4,428	9,823	1,591	-	315	-	-	-
1.10%	22,722	30,724	5,437	26	2,467	825	320	1,716
1.15%	14,260	16,854	3,526	24	279	397	800	520
1.20%	56,411	70,390	22,243	4,063	6,002	444	996	6,537
1.25%	11,491	14,434	6,061	98	50	797	436	703
1.30%	33,006	19,041	2,007	-	233	1,679	-	2,630
1.35%	11,005	24,598	7,970	-	1,090	2,201	427	2,427
1.40%	45,084	54,018	7,161	805	743	803	5,839	957
1.45%	136	1,161	229	-	-	-	-	96
1.50%	286	3,654	226	44	-	-	-	300
1.55%	11,231	14,328	4,366	-	-	16,410	98	607
1.60%	4,899	13,854	1,081	-	2,146	3,147	816	891
1.65%	7,994	7,947	2,677	683	1,347	-	351	5
1.70%	1,014	918	-	-	-	-	22	-
1.75%	1,689	3,788	82	-	-	-	-	-
1.80%	1,572	2,003	328	-	-	139	84	-
1.85%	9,102	2,650	726	-	-	-	61	112
1.90%	421	585	292	-	-	-	-	-
1.95%	160	-	-	-	-	-	-	-
2.00%	138	1,443	140	-	-	-	96	-
2.05%	2,634	1,197	2	-	-	-	263	-
2.10%	154	96	-	-	-	-	-	-
2.15%	93	192	-	-	-	-	-	-
2.20%	193	792	19	-	-	-	-	-
2.25%	-	10,791	3,515	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	42	41	64	-	-	-	-	-
2.40%	-	-	1,102	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$334,645	422,909	98,303	7,957	17,732	31,004	16,110	26,281

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM	GEM3

0.95%	$2,848	1,214	1,822	-	174,274	97,686	11,530	298,662
1.00%	819	1,110	343	-	66,594	28,443	4,072	104,779
1.05%	-	180	698	-	16,616	3,696	173	12,411
1.10%	216	1,078	102	-	56,104	27,032	7,718	82,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.15%	30	-	521	-	33,417	15,249	2,484	50,399
1.20%	4,608	955	159	-	66,027	86,346	2,253	160,571
1.25%	1,880	1,233	5	-	12,380	15,875	2,808	25,347
1.30%	505	1,326	91	-	19,153	14,538	535	25,067
1.35%	241	1,608	27	-	17,573	9,993	570	46,091
1.40%	716	1,821	189	-	54,219	41,043	2,517	112,876
1.45%	2	-	-	-	4,028	2,246	915	8,267
1.50%	-	-	3	5	8,659	7,152	639	9,407
1.55%	2	1,143	157	-	28,542	18,778	1,368	41,944
1.60%	-	-	17	42	19,071	7,822	683	28,401
1.65%	14	-	-	-	10,314	4,435	452	18,103
1.70%	-	-	34	-	4,870	11,652	340	5,213
1.75%	-	-	-	-	13,970	2,434	-	24,376
1.80%	114	301	-	-	9,582	4,296	297	7,776
1.85%	-	19	15	-	6,872	6,986	744	7,772
1.90%	-	-	-	-	923	750	64	1,488
1.95%	-	-	-	124	555	469	-	1,689
2.00%	-	-	23	-	1,636	1,666	-	11,024
2.05%	-	-	112	-	2,287	1,784	1,024	6,221
2.10%	-	-	-	-	474	104	365	1,351
2.15%	-	-	-	-	304	956	22	844
2.20%	-	-	-	-	332	1,647	-	4,929
2.25%	195	572	170	-	15	92	-	778
2.30%	-	-	-	-	283	1,346	-	6,105
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	2,710	-	6,068
2.45%	-	-	-	-	-	-	-	79
2.50%	-	-	-	258	-	-	-	-
2.55%	-	-	-	-	-	183	-	387
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	66	-	172
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$12,190	12,560	4,488	429	629,074	417,475	41,573	1,111,463

	GEM6	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3

0.95%	$-	-	53,518	4,079	125,900	-	51,179	33,383
1.00%	-	-	41,186	267	59,410	-	24,022	13,819
1.05%	-	-	2,340	279	8,707	-	6,296	2,210
1.10%	-	-	11,998	2,247	27,761	-	9,763	10,717
1.15%	-	-	8,615	1,464	19,885	-	2,012	5,129
1.20%	-	-	38,783	795	107,818	-	17,929	21,239
1.25%	-	776	3,849	425	9,067	188	4,517	3,752
1.30%	-	-	4,267	62	19,951	-	7,359	6,457
1.35%	-	-	5,056	572	18,063	-	2,054	5,270
1.40%	-	-	33,348	1,296	53,061	-	5,263	12,644
1.45%	-	-	2,081	54	6,334	-	524	1,046
1.50%	6,931	-	1,525	270	7,887	-	1,167	175
1.55%	-	-	15,785	1,225	24,994	-	2,765	7,517
1.60%	1,893	-	10,285	510	13,568	-	766	6,257
1.65%	1,625	-	4,294	149	6,773	-	1,175	1,524
1.70%	-	-	1,528	-	6,221	-	105	1,543
1.75%	1,853	-	2,237	-	3,165	-	624	1,582
1.80%	-	-	1,159	254	1,976	-	1,518	1,359
1.85%	-	-	6,314	217	8,295	-	324	359
1.90%	1,108	-	1,103	-	4,153	-	-	-
1.95%	5,056	-	1,377	-	849	-	-	74
2.00%	359	-	8,855	-	3,077	-	-	721
2.05%	2,649	-	4,800	-	7,478	-	1,496	350

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.10%	2,384	-	265	-	671	-	48	95
2.15%	818	-	418	-	287	-	-	1
2.20%	4,752	-	982	-	2,025	-	83	599
2.25%	-	-	746	-	101	-	-	-
2.30%	-	-	1,797	-	4,828	-	-	151
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	3,443	-	3,516	-	-	-
2.45%	104	-	-	-	93	-	-	-
2.50%	728	-	-	-	-	-	-	-
2.55%	-	-	196	-	148	-	-	-
2.60%	821	-	-	-	-	-	-	-
2.65%	-	-	92	-	120	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$31,081	776	272,242	14,165	556,182	188	140,989	137,973

	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8

0.95%	$-	18,650	1,444,385	-	169,770	-	55,364	16,030
1.00%	-	4,519	501,503	-	86,611	-	27,715	2,928
1.05%	-	1,165	109,059	-	23,818	-	2,921	301
1.10%	-	5,239	404,212	-	29,516	-	18,423	1,890
1.15%	-	4,048	203,455	-	13,367	-	15,316	1,611
1.20%	-	12,323	643,155	-	30,834	-	27,331	3,724
1.25%	208	751	102,151	-	6,412	1,063	3,747	746
1.30%	-	1,448	98,227	-	26,132	-	3,159	78
1.35%	-	1,191	137,478	-	7,689	-	9,101	777
1.40%	-	9,894	484,716	-	19,499	-	23,498	1,668
1.45%	-	148	31,091	-	1,379	-	3,404	235
1.50%	-	168	43,426	46,366	3,123	-	4,723	186
1.55%	-	5,146	295,318	-	9,870	-	22,162	1,402
1.60%	-	3,566	142,437	14,614	1,669	-	6,128	1,231
1.65%	-	1,625	67,292	27,360	2,191	-	7,411	875
1.70%	-	312	31,742	-	538	-	1,748	20
1.75%	-	1,359	50,160	12,866	1,871	-	3,922	-
1.80%	-	967	31,754	7,715	601	-	3,275	19
1.85%	-	559	35,397	-	1,088	-	2,510	76
1.90%	-	431	9,435	6,602	8	-	3,519	-
1.95%	-	214	12,610	40,178	-	-	3,717	-
2.00%	-	174	27,977	587	161	-	952	75
2.05%	-	4,019	40,712	20,465	243	-	4,936	112
2.10%	-	-	1,613	37,871	-	-	1,419	-
2.15%	-	8	2,083	363	558	-	224	-
2.20%	-	316	4,047	20,742	178	-	2,497	199
2.25%	-	96	20,250	-	169	-	175	-
2.30%	-	734	2,290	-	-	-	-	-
2.35%	-	-	-	364	-	-	294	-
2.40%	-	851	2,629	-	-	-	118	-
2.45%	-	-	1,364	3,903	208	-	205	-
2.50%	-	-	4	2,315	4	-	-	-
2.55%	-	-	213	-	-	-	78	-
2.60%	-	-	16	4,915	-	-	2,370	-
2.65%	-	25	53	-	-	-	20	-
2.70%	-	-	7	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$208	79,946	4,982,261	247,226	437,507	1,063	262,382	34,183

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2	SGRF

0.95%	$134,456	192,203	777,346	375,373	304,017	234,268	249	144,356
1.00%	25,841	34,058	240,220	103,650	80,048	96,967	5	61,114
1.05%	17,241	5,542	48,530	14,312	19,072	20,738	-	9,097
1.10%	63,831	69,925	355,685	250,159	165,184	92,564	391	42,634
1.15%	43,236	55,070	294,036	170,205	87,916	35,159	16	23,613
1.20%	92,461	122,882	396,236	232,226	146,794	140,731	189	83,865
1.25%	66,240	26,311	210,411	121,475	60,539	17,989	16	16,350
1.30%	10,154	14,272	55,435	26,357	32,222	20,708	61	14,516
1.35%	30,611	53,648	98,711	74,087	41,567	28,991	-	14,337
1.40%	88,695	121,128	629,169	368,019	180,362	110,446	27	49,026
1.45%	8,825	5,307	34,098	18,740	13,138	7,886	-	3,595
1.50%	18,994	38,954	138,190	89,767	62,511	6,101	-	7,828
1.55%	47,926	80,920	305,691	151,812	121,679	60,403	20	27,654
1.60%	33,096	79,059	283,160	147,818	122,781	17,642	92	14,663
1.65%	31,553	33,231	154,165	101,004	53,333	26,906	16	6,360
1.70%	6,468	9,937	40,506	23,590	22,590	3,689	-	2,662
1.75%	18,354	22,924	162,885	61,624	62,006	9,486	-	2,473
1.80%	17,526	4,683	82,871	33,077	39,636	4,774	-	6,155
1.85%	6,672	11,768	78,166	66,841	17,937	5,431	-	3,549
1.90%	324	464	14,966	6,542	5,230	505	-	522
1.95%	24,983	8,274	42,859	44,889	13,480	1,987	-	252
2.00%	6,828	9,484	25,701	61,950	12,671	3,005	-	3,192
2.05%	24,169	10,962	115,231	28,278	23,276	6,140	-	1,779
2.10%	9,455	8,459	70,031	42,622	30,485	168	-	1,067
2.15%	1,983	3,151	14,492	8,793	11,525	1,570	-	847
2.20%	15,059	6,523	82,808	62,121	32,696	438	-	216
2.25%	4,862	10,090	102,229	84,931	5,749	214	32	2,785
2.30%	3,093	-	2,060	2,616	1,280	319	-	83
2.35%	-	300	7,076	1,956	318	36	-	-
2.40%	606	8	1,466	-	50	225	-	1,205
2.45%	1,785	79	3,888	2,375	2,323	-	-	42
2.50%	-	153	9,398	3,554	7,086	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	14,560	2,600	6,345	11,649	8,061	-	-	-
2.65%	55	29	30	32	29	-	-	52
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	989	-	-	-	-

Totals	$869,942	1,042,398	4,884,091	2,793,433	1,787,591	955,486	1,114	545,889

	MCIF	SAM	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.95%	$510,416	2,080,867	8,283	-	130,722	-	198	-
1.00%	185,042	881,146	2,802	-	31,809	-	5	-
1.05%	28,975	185,692	252	-	5,931	-	-	-
1.10%	179,524	510,180	3,888	-	26,572	-	12	-
1.15%	104,126	244,998	1,605	-	20,125	-	-	-
1.20%	278,442	1,200,160	2,421	-	91,123	-	102	-
1.25%	47,201	128,841	1,530	47	9,368	4,958	-	-
1.30%	77,829	153,763	308	-	29,099	-	-	-
1.35%	76,037	206,987	756	-	17,012	-	-	-
1.40%	200,052	723,011	1,930	-	33,267	-	71	-
1.45%	21,879	56,136	61	-	1,809	-	4	-
1.50%	20,116	105,634	113	-	4,583	4,760	-	-
1.55%	131,124	345,025	1,954	-	17,008	-	-	-
1.60%	68,701	212,877	1,110	-	13,323	1,829	1	-
1.65%	39,161	158,649	243	-	7,652	2,074	-	-
1.70%	10,308	26,221	238	-	2,735	-	-	-
1.75%	22,605	66,323	275	-	3,429	2,529	-	-
1.80%	20,413	68,153	20	-	3,964	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.85%	27,825	62,019	114	-	2,493	-	-	-
1.90%	11,141	9,867	10	-	95	349	-	-
1.95%	3,121	24,489	-	-	23	1,606	-	-
2.00%	13,384	28,005	2	-	1,951	673	-	-
2.05%	26,920	54,326	52	-	4,005	1,756	-	-
2.10%	2,396	38,072	40	-	682	1,869	3	-
2.15%	713	15,686	-	-	487	542	-	-
2.20%	7,472	29,625	35	-	2,331	1,326	-	117
2.25%	4,111	11,692	-	-	62	-	-	-
2.30%	825	741	-	-	-	-	-	-
2.35%	-	1,506	-	-	-	596	-	-
2.40%	588	1,010	-	-	-	-	-	-
2.45%	1,387	2,609	-	-	-	78	-	-
2.50%	-	1,401	-	-	-	44	-	-
2.55%	-	41	-	-	-	-	-	-
2.60%	-	5,474	-	-	-	600	-	-
2.65%	-	48	-	-	-	-	-	-
2.70%	138	250	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,121,972	7,641,524	28,042	47	461,660	25,589	396	117

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.95%	$82	3,270	-	6,546	124,078	-	586,062	-
1.00%	-	1,099	-	2,221	45,101	-	183,211	-
1.05%	-	99	-	189	5,598	-	32,615	-
1.10%	39	1,531	-	3,120	51,718	-	200,021	-
1.15%	-	655	-	1,342	25,412	-	87,473	-
1.20%	200	769	2	1,651	79,278	-	289,873	-
1.25%	-	616	-	1,266	13,842	-	44,125	-
1.30%	24	114	-	243	13,767	-	37,412	-
1.35%	2	291	-	626	19,706	-	73,303	-
1.40%	13	885	-	1,541	47,590	-	218,765	-
1.45%	10	21	-	50	3,585	-	16,423	-
1.50%	-	35	-	92	4,882	2,820	26,207	8,683
1.55%	-	969	-	1,689	31,431	-	132,723	-
1.60%	14	407	-	925	17,646	524	71,270	2,383
1.65%	-	72	-	265	11,823	2,590	50,149	4,512
1.70%	-	96	-	200	4,974	-	15,387	-
1.75%	15	80	-	194	6,703	1,093	27,202	1,375
1.80%	-	7	-	16	5,234	75	18,412	61
1.85%	-	56	-	94	4,202	-	24,576	-
1.90%	76	6	-	7	1,429	365	5,819	1,130
1.95%	-	-	-	-	282	3,171	3,891	4,738
2.00%	-	2	-	2	7,375	18	25,478	224
2.05%	35	30	-	41	4,372	1,370	13,508	1,661
2.10%	-	11	-	32	753	3,021	1,839	5,133
2.15%	-	-	-	-	507	-	1,067	250
2.20%	32	10	-	28	1,215	736	7,549	3,980
2.25%	47	-	-	49	604	-	1,913	-
2.30%	-	-	-	-	30	-	314	-
2.35%	-	-	-	-	16	-	18	372
2.40%	-	-	-	-	119	-	917	-
2.45%	-	-	-	-	-	106	354	-
2.50%	-	-	-	-	-	585	-	772
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	138	-	1,390
2.65%	-	-	-	-	40	-	42	-
2.70%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.85%	-	-	-	-	-	-	11	-

Totals	$589	11,131	2	22,429	533,312	16,612	2,197,929	36,664

	SCF	SCF2	TRF	TRF2	GVUS1	GVUSL	NVNMO1	NVNSR1

0.95%	$649,318	-	863,721	-	-	39,710	194	9,683
1.00%	240,554	-	463,185	-	-	11,067	241	2,826
1.05%	35,292	-	69,496	-	-	1,240	-	266
1.10%	161,493	-	177,202	-	-	7,969	7	3,829
1.15%	85,102	-	54,483	-	-	7,298	1	1,573
1.20%	313,840	-	165,796	-	-	17,001	16	1,917
1.25%	50,939	-	39,072	-	40	4,506	5	1,494
1.30%	50,078	-	26,283	-	-	3,662	16	317
1.35%	55,348	-	33,889	-	-	3,205	51	669
1.40%	176,306	-	125,081	-	-	9,791	339	1,987
1.45%	13,212	-	14,887	-	-	1,169	-	56
1.50%	24,763	11,026	16,516	3,005	-	2,391	-	88
1.55%	81,876	-	59,567	-	-	6,568	179	2,179
1.60%	46,123	8,197	29,128	1,775	-	3,337	-	985
1.65%	45,016	5,011	21,534	2,675	-	4,579	17	185
1.70%	8,480	-	5,764	-	-	783	-	203
1.75%	12,387	3,321	7,041	2,159	-	236	-	189
1.80%	19,341	4,101	5,057	741	-	1,072	-	18
1.85%	23,194	-	5,282	-	-	394	-	129
1.90%	2,426	4,748	1,845	247	-	2,251	-	8
1.95%	2,927	8,677	2,026	2,264	-	578	-	-
2.00%	6,830	562	6,619	-	-	33	-	3
2.05%	14,042	5,995	2,459	1,835	-	583	-	70
2.10%	850	5,949	611	1,332	-	-	-	29
2.15%	1,032	803	1,245	-	-	-	-	-
2.20%	2,457	7,341	1,394	1,349	-	1,207	-	26
2.25%	926	-	13,455	-	-	21	28	29
2.30%	505	-	193	-	-	-	-	-
2.35%	-	-	35	-	-	-	-	-
2.40%	683	-	192	-	-	-	-	-
2.45%	-	2,046	-	467	-	-	-	-
2.50%	110	1,030	45	2,809	-	-	-	-
2.55%	22	-	-	-	-	-	-	-
2.60%	-	1,148	-	125	-	-	-	-
2.65%	35	-	28	-	-	-	-	-
2.70%	138	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,125,645	69,955	2,213,131	20,783	40	130,651	1,094	28,758

	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL	EIF	MSBF	NVRE1

0.95%	$1,824	3,658	22,330	-	36,196	125,585	351,587	1,324
1.00%	445	2,962	6,985	-	16,053	67,329	120,416	180
1.05%	11	150	1,294	-	1,553	10,836	24,679	7
1.10%	555	1,638	7,626	-	11,860	44,069	81,767	279
1.15%	1,376	363	4,016	-	5,612	34,157	40,292	445
1.20%	811	1,913	14,345	-	24,141	96,861	185,802	168
1.25%	41	275	1,569	3,875	3,296	17,508	28,625	253
1.30%	85	216	1,136	-	4,409	8,474	26,929	59
1.35%	205	197	2,923	-	4,174	23,792	38,781	126
1.40%	178	636	8,111	-	13,722	47,397	104,849	644
1.45%	-	327	1,634	-	482	4,369	7,281	40
1.50%	-	169	991	-	6,304	10,508	26,216	-
1.55%	610	478	4,818	-	12,506	23,500	46,537	174
1.60%	-	301	4,180	-	11,098	22,429	31,556	24

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.65%	6	40	1,705	-	4,275	22,585	30,571	167
1.70%	-	45	538	-	677	2,797	7,079	-
1.75%	7	64	2,254	-	3,585	6,555	17,167	-
1.80%	66	244	1,112	-	2,040	8,978	11,435	61
1.85%	265	92	846	-	581	4,150	11,631	-
1.90%	-	144	187	-	2,236	697	1,881	-
1.95%	-	5	110	-	1,738	1,124	13,638	46
2.00%	187	-	308	-	1,045	1,978	3,486	147
2.05%	-	-	1,482	-	3,927	2,262	10,518	-
2.10%	-	-	118	-	1,622	1,361	7,212	-
2.15%	-	-	523	-	141	3	1,177	5
2.20%	32	3	132	-	743	692	10,622	-
2.25%	20	-	10	2,393	-	3,396	137	1
2.30%	-	-	46	-	78	399	114	-
2.35%	-	-	32	-	-	-	366	-
2.40%	-	-	20	-	48	633	-	1
2.45%	-	-	70	-	-	40	2,825	-
2.50%	-	-	-	-	-	-	1,108	-
2.55%	-	-	21	-	-	21	-	-
2.60%	-	-	-	-	747	465	2,268	-
2.65%	-	-	-	-	-	27	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$6,724	13,920	91,472	6,268	174,889	594,977	1,248,552	4,151

	AMGP	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVCAFS

0.95%	$194,544	21,038	353,313	316,058	18,996	1,641	33,643	-
1.00%	76,766	6,116	173,764	147,778	3,244	631	13,092	-
1.05%	25,030	522	23,409	31,058	1,110	-	1,385	-
1.10%	53,483	9,059	103,377	79,774	1,794	158	12,491	-
1.15%	30,744	3,971	49,136	35,190	1,096	48	5,645	-
1.20%	82,123	6,379	191,702	149,196	7,916	654	14,598	-
1.25%	16,894	3,419	31,064	12,371	1,584	556	4,266	-
1.30%	12,471	554	27,224	36,318	398	152	840	-
1.35%	31,812	4,188	29,965	24,297	1,271	41	2,186	-
1.40%	64,136	9,588	111,154	99,293	4,295	2,334	12,426	-
1.45%	6,582	947	13,991	4,757	194	14	548	-
1.50%	7,646	414	14,552	5,333	355	4,316	571	18,954
1.55%	44,636	5,610	56,314	62,426	1,184	556	10,089	-
1.60%	22,743	4,754	29,609	14,684	1,241	1,483	5,418	9,643
1.65%	12,038	1,860	29,237	16,127	738	2,094	2,444	10,666
1.70%	3,475	1,436	4,863	3,282	1,011	-	2,153	-
1.75%	7,680	728	12,113	3,076	415	1,059	1,750	5,318
1.80%	3,047	158	6,205	7,838	204	23	146	7,070
1.85%	6,058	413	6,394	2,272	272	-	371	-
1.90%	3,501	11	2,111	2,234	15	-	14	3,809
1.95%	1,116	183	1,691	588	-	1,592	629	13,462
2.00%	3,517	37	3,242	3,883	878	381	103	104
2.05%	3,194	338	6,087	6,472	186	3,241	1,158	6,002
2.10%	432	83	1,230	538	-	488	755	5,454
2.15%	267	-	814	487	20	285	-	238
2.20%	434	136	4,523	1,063	-	871	749	6,609
2.25%	65	-	611	161	960	-	1,053	-
2.30%	538	-	53	2,787	-	-	-	-
2.35%	-	-	43	-	-	-	-	301
2.40%	1,046	399	-	4,954	-	-	-	-
2.45%	-	-	-	-	-	731	80	243
2.50%	-	-	-	-	-	318	-	1,529
2.55%	21	-	-	290	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.60%	-	-	-	-	-	136	-	1,997
2.65%	30	-	-	133	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$716,069	82,341	1,287,791	1,074,718	49,377	23,803	128,603	91,399

	OVGR	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVSC

0.95%	$666,446	414,814	291,162	-	3,298	2,428	-	29,494
1.00%	253,105	103,636	75,793	-	1,862	428	-	10,565
1.05%	41,757	19,156	12,612	-	129	51	-	1,491
1.10%	259,855	142,297	118,384	-	1,417	584	-	9,839
1.15%	141,595	76,955	58,401	-	432	201	-	4,001
1.20%	336,405	285,956	208,236	-	8,597	524	-	14,512
1.25%	64,505	46,552	29,065	-	306	52	1,204	4,326
1.30%	46,304	44,010	27,207	-	34	1,230	-	3,929
1.35%	88,919	58,578	53,846	-	766	24	-	3,226
1.40%	253,041	188,964	151,086	-	6,567	281	-	9,236
1.45%	26,336	13,413	9,912	-	18	45	-	361
1.50%	38,642	32,020	19,743	12,077	24	231	-	1,474
1.55%	143,255	80,610	84,824	-	749	1,236	-	4,005
1.60%	78,612	60,640	44,878	8,666	57	1,701	-	2,972
1.65%	70,329	52,420	48,824	5,787	649	32	-	1,811
1.70%	13,100	8,402	4,451	-	220	109	-	3,047
1.75%	21,336	25,529	16,182	5,701	-	2	-	766
1.80%	22,586	17,966	20,510	5,111	171	8	-	112
1.85%	31,211	18,899	13,182	-	241	-	-	1,221
1.90%	5,657	9,043	4,477	2,037	-	-	-	-
1.95%	4,011	17,166	3,688	11,880	-	-	-	196
2.00%	6,929	6,606	5,573	525	9	-	-	557
2.05%	15,792	20,223	15,104	9,149	13	-	-	657
2.10%	828	12,341	777	9,379	63	-	-	88
2.15%	1,282	2,062	111	901	-	-	-	385
2.20%	3,085	14,947	1,425	10,759	14	-	-	179
2.25%	22,707	247	1,149	-	40	12	-	5
2.30%	245	202	156	-	-	-	-	-
2.35%	51	257	-	839	-	-	-	-
2.40%	1,584	70	858	-	1	-	-	4
2.45%	64	1,459	-	1,811	-	-	-	-
2.50%	230	1,639	11	477	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	2,924	-	343	-	-	-	-
2.65%	63	28	56	-	-	-	-	-
2.70%	102	-	143	-	-	-	-	-
2.85%	-	-	13	-	-	-	-	-

Totals	$2,659,969	1,780,031	1,321,839	85,442	25,677	9,179	1,204	108,459

	OVSCS	OVGI	OVGIS	OVAG	OVSBS	PMVRRA	PMVTRA	PVGIB

0.95%	$-	582,059	-	291,387	-	1,320	3,887	-
1.00%	-	280,679	-	161,068	-	209	483	-
1.05%	-	40,104	-	23,750	-	-	-	-
1.10%	-	175,911	-	118,348	-	3,533	8,495	-
1.15%	-	82,956	-	45,752	-	1,512	1,978	-
1.20%	-	307,071	-	159,474	-	261	16	-
1.25%	2,079	57,294	-	33,166	-	81	622	231
1.30%	-	52,989	-	24,310	-	349	176	-
1.35%	-	87,673	-	25,710	-	-	-	-
1.40%	-	212,818	-	72,902	-	-	-	-
1.45%	-	29,111	-	15,737	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.50%	-	32,523	16,170	12,316	19,907	-	-	-
1.55%	-	121,464	-	31,016	-	-	-	-
1.60%	-	60,916	6,612	16,626	11,953	-	-	-
1.65%	-	49,504	35,556	25,353	21,036	-	-	-
1.70%	-	11,096	-	8,397	-	-	-	-
1.75%	-	19,157	7,015	4,890	6,134	-	-	-
1.80%	-	24,260	1,875	6,206	1,907	-	-	-
1.85%	-	13,339	-	6,241	-	-	-	-
1.90%	-	2,604	2,807	1,592	2,547	-	-	-
1.95%	-	1,960	7,087	1,499	18,931	-	-	-
2.00%	-	5,725	515	672	77	-	-	-
2.05%	-	8,367	8,877	2,790	8,158	-	-	-
2.10%	-	1,533	14,791	418	8,569	-	-	-
2.15%	-	627	15	86	998	-	-	-
2.20%	-	3,337	5,098	2,419	3,923	-	-	-
2.25%	-	3,229	-	296	-	-	-	-
2.30%	-	1,494	-	54	-	-	-	-
2.35%	-	52	541	-	986	-	-	-
2.40%	-	2,976	-	-	-	-	-	-
2.45%	-	41	735	-	1,969	-	-	-
2.50%	-	381	237	85	1,222	-	-	-
2.55%	-	178	-	-	-	-	-	-
2.60%	-	35	918	48	872	-	-	-
2.65%	-	129	-	-	-	-	-	-
2.70%	-	-	-	21	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,079	2,273,592	108,849	1,092,629	109,189	7,265	15,657	231

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV

0.95%	$229	161	130	202	901	456	163	1,468
1.00%	70	-	-	-	159	58	-	209
1.05%	-	-	-	-	-	-	-	-
1.10%	3,659	1,170	363	897	2,625	1,593	3,802	7,953
1.15%	1,518	537	61	162	822	337	2,029	3,930
1.20%	130	56	22	4	244	-	490	523
1.25%	137	8	19	52	1	-	60	264
1.30%	33	167	48	-	59	98	86	39
1.35%	-	-	-	-	-	-	-	-
1.40%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$5,776	2,099	643	1,317	4,811	2,542	6,630	14,386

	SBLX	SBLY	TRBCG2	TREI2	TRLT2	DSRG	DSRGS	VWEMR

0.95%	$16	-	100,288	54,657	47,757	209,467	-	79,426
1.00%	-	-	7,809	19,220	7,559	98,192	-	39,504
1.05%	-	-	666	3,500	1,514	23,569	-	5,947
1.10%	64	28	8,474	15,120	11,071	95,901	-	16,066
1.15%	74	-	3,795	6,677	3,215	28,342	-	3,932
1.20%	-	-	26,185	41,438	19,122	81,244	-	51,852
1.25%	-	50	4,922	10,518	6,007	15,005	-	6,192
1.30%	-	-	1,543	8,448	2,244	9,321	-	15,657
1.35%	-	-	2,501	5,099	3,211	12,751	-	5,991
1.40%	-	-	21,569	33,090	19,083	32,931	-	17,956
1.45%	-	-	557	1,551	578	5,267	-	1,973
1.50%	-	-	897	1,827	1,655	5,473	915	910
1.55%	-	-	5,968	6,688	2,436	9,203	-	6,762
1.60%	-	-	5,429	6,416	4,736	5,131	64	3,807
1.65%	-	-	2,224	2,365	1,880	7,779	387	2,386
1.70%	-	-	391	1,921	324	1,097	-	233
1.75%	-	-	877	524	1,068	3,064	-	4,991
1.80%	-	-	853	1,138	609	1,642	-	1,991
1.85%	-	-	800	6,485	5,493	511	-	1,102
1.90%	-	-	555	625	41	197	31	241
1.95%	-	-	155	2,363	128	449	456	248
2.00%	-	-	19	4,855	440	1,261	-	1,846
2.05%	-	-	62	1,298	2,547	1,878	36	150
2.10%	-	-	316	1,142	76	472	372	247
2.15%	-	-	-	2,067	29	4	-	389
2.20%	-	-	45	93	-	331	3	12
2.25%	-	-	5,842	8,291	5,126	1,080	-	64
2.30%	-	-	-	6,067	116	48	-	528
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	15,653	300	-	-	1,615
2.45%	-	-	-	-	-	-	416	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	1,245	21	-	-	168
2.60%	-	-	-	-	-	-	4	-
2.65%	-	-	-	443	23	-	-	40
2.70%	-	-	-	-	-	90	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$154	78	202,742	270,824	148,409	651,700	2,684	272,226

	VWEM	VWHAR	VWHA	ACEG2	ACC2	MSVFI	MSVF2	MSEM

0.95%	$105,670	158,468	106,864	-	-	33,112	-	58,262
1.00%	44,109	93,347	31,130	-	-	8,966	-	18,431
1.05%	6,921	9,140	5,054	-	-	1,499	-	4,080
1.10%	17,961	27,432	22,410	-	-	9,644	-	13,979
1.15%	5,920	14,843	7,312	-	-	5,746	-	6,800
1.20%	40,782	121,592	40,484	-	-	13,844	-	29,123
1.25%	6,592	10,178	2,296	-	-	4,650	603	4,508
1.30%	6,930	32,853	3,092	-	-	2,058	-	2,422
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.35%	7,846	15,159	7,748	-	-	2,582	-	7,099
1.40%	17,120	39,872	16,723	-	-	11,638	-	15,947
1.45%	2,913	4,912	953	-	-	517	-	2,405
1.50%	5,372	4,320	651	5,052	35,122	194	2,369	722
1.55%	5,403	14,700	5,272	-	-	8,923	-	11,713
1.60%	5,968	5,292	2,241	3,491	18,436	3,444	666	15,815
1.65%	3,787	6,814	1,612	1,776	31,829	2,436	1,880	5,478
1.70%	369	894	514	-	-	1,654	-	436
1.75%	2,183	1,013	36	2,010	12,504	1,546	895	4,567
1.80%	1,497	4,758	1,522	1,455	5,477	1,290	69	946
1.85%	88	2,363	580	-	-	1,411	-	1,573
1.90%	40	1,920	-	2,036	9,402	77	866	1,178
1.95%	-	815	-	5,571	32,663	-	7,032	18
2.00%	952	2,468	-	681	861	25	-	2,259
2.05%	1,382	3,278	741	5,514	24,472	187	702	3,463
2.10%	9	280	-	4,144	29,904	9	282	199
2.15%	-	857	-	575	3,243	-	-	3
2.20%	586	1,302	92	2,911	19,373	866	-	1,032
2.25%	-	244	-	-	-	-	2,375	-
2.30%	-	722	-	-	-	-	-	-
2.35%	-	-	-	-	1,563	-	581	-
2.40%	-	2,256	-	-	-	-	-	719
2.45%	-	-	-	695	2,593	-	-	-
2.50%	-	-	-	456	3,224	-	722	-
2.55%	-	200	-	-	-	-	-	-
2.60%	-	-	-	-	6,162	-	1,320	-
2.65%	-	66	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$290,400	582,358	257,327	36,367	236,828	116,318	20,362	213,177

	MSVMG	MSVRE	VYDS	SVOF

0.95%	$38,957	544,878	6,251	277,663
1.00%	14,634	163,879	19,438	63,069
1.05%	2,586	25,902	326	10,829
1.10%	14,000	139,403	17,888	124,351
1.15%	7,814	76,572	3,760	79,710
1.20%	51,606	250,144	15,745	245,119
1.25%	4,966	40,018	3,681	28,936
1.30%	4,160	26,249	2,181	26,267
1.35%	13,612	57,904	363	59,096
1.40%	18,226	225,366	4,414	155,905
1.45%	1,296	17,027	3,408	11,918
1.50%	6,818	32,899	874	21,616
1.55%	7,265	119,247	26,394	89,104
1.60%	3,629	83,889	4,949	47,639
1.65%	14,748	51,542	1,057	43,612
1.70%	444	7,299	2,510	11,676
1.75%	6,873	25,348	6,461	15,393
1.80%	2,999	17,024	682	27,477
1.85%	3,138	17,621	790	12,430
1.90%	85	7,131	-	3,358
1.95%	356	13,772	-	2,833
2.00%	826	9,198	-	5,545
2.05%	3,216	25,766	4,658	16,631
2.10%	506	13,683	-	400
2.15%	7	2,029	1,860	1,085
2.20%	2,221	14,506	-	3,121
2.25%	-	876	-	1,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.30%	-	1,114	-	221
2.35%	-	1,122	-	-
2.40%	-	2,011	-	797
2.45%	-	2,699	-	-
2.50%	-	861	-	423
2.55%	-	-	-	95
2.60%	-	2,354	-	595
2.65%	-	134	-	76
2.70%	-	70	-	25
2.85%	-	18	-	-

Totals	$224,988	2,019,555	127,690	1,388,201

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $60,787,961 and $118,949,960, respectively, and total transfers from the Account to the fixed account were $258,700,749 and $102,624,664, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $4,030 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $19,706,594 and $4,799,417 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,651,699,355	0	$7,651,699,355

Accounts Payable of $92,648 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Basic Balanced Fund - Series I (AVB)
2008	0.95% to	2.05%	43,568	$7.14 to	6.59	$302,629	4.40%	-38.91% to	-39.65%
2007	0.95% to	2.05%	51,932	11.69 to	10.92	592,270	2.78%	1.23% to	0.14%
2006	0.95% to	2.05%	67,132	11.54 to	10.91	759,789	1.91%	9.51% to	8.33%
2005	0.95% to	2.05%	72,175	10.54 to	10.07	749,591	1.43%	4.29% to	3.16%
2004	0.95% to	2.05%	75,617	10.11 to	9.76	755,714	1.41%	6.50% to	5.37%
AIM VIF - Basic Value Fund - Series II (AVBV2)
2008	0.95% to	2.60%	642,858	5.10 to	5.51	3,559,622	0.46%	-52.36% to	-53.16%
2007	0.95% to	2.60%	689,206	10.71 to	11.75	8,284,492	0.33%	0.40% to	-1.29%
2006	0.95% to	2.60%	788,633	10.67 to	11.91	9,603,590	0.13%	6.66% to	10.01	%(a)
2005	1.50% to	2.60%	723,691	11.28 to	10.82	8,064,422	0.00%	3.85% to	2.69%
2004	1.50% to	2.60%	771,896	10.86 to	10.54	8,311,060	0.00%	9.18% to	7.96%
AIM VIF - Blue Chip Fund - Series I (AVBC)
2005	0.95% to	2.05%	49,836	9.64 to	9.20	473,443	0.58%	2.52% to	1.40%
2004	0.95% to	2.05%	50,444	9.40 to	9.08	469,043	0.12%	3.68% to	2.58%
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
2008	0.95% to	1.75%	11,674	7.51 to	4.85	85,201	0.00%	-43.04% to	-43.57%
2007	0.95% to	1.75%	14,793	13.18 to	8.59	190,381	0.00%	10.94% to	10.10%
2006	0.95% to	1.75%	16,225	11.88 to	7.81	189,293	0.06%	5.29% to	4.49%
2005	0.95% to	1.75%	16,471	11.28 to	7.47	182,226	0.06%	7.81% to	6.97%
2004	0.95% to	1.75%	17,219	10.46 to	6.98	177,635	0.00%	5.61% to	4.83%
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
2008	0.95% to	2.60%	153,590	6.23 to	6.81	1,048,390	0.00%	-43.17% to	-44.12%
2007	0.95% to	2.60%	161,870	10.96 to	12.19	1,968,091	0.00%	10.67% to	8.81%
2006	0.95% to	2.60%	157,478	9.90 to	11.21	1,783,140	0.00%	-0.98% to	3.31	%(a)
2005	1.50% to	2.60%	135,164	11.30 to	10.85	1,507,567	0.00%	6.95% to	5.76%
2004	1.50% to	2.60%	155,396	10.57 to	10.26	1,626,691	0.00%	4.74% to	3.57%
AIM VIF - Capital Development Fund - Series II (AVCD2)
2008	0.95% to	2.50%	194,563	5.79 to	7.35	1,175,536	0.00%	-47.63% to	-48.45%
2007	0.95% to	2.60%	344,231	11.06 to	14.22	3,993,353	0.00%	9.49% to	7.66%
2006	0.95% to	2.60%	240,855	10.11 to	13.20	2,691,334	0.00%	1.05% to	13.24	%(a)
2005	1.50% to	2.45%	17,863	11.88 to	11.69	211,370	0.00%	7.63% to	6.60%
2004	1.50% to	2.05%	7,363	11.04 to	11.00	81,205	0.00%	10.37% to	9.96	%(a)(b)
AIM VIF - Core Equity Fund - Series I (AVGI)
2008	0.95% to	1.55%	31,402	9.89 to	9.47	301,847	1.70%	-30.81% to	-31.23%
2007	0.95% to	1.55%	45,118	14.29 to	13.77	628,584	1.14%	7.08% to	6.43%
2006	0.95% to	1.55%	46,417	13.34 to	12.93	605,844	0.86%	15.60% to	14.90%
2005	0.95% to	1.55%	13,069	11.54 to	11.26	147,684	1.40%	4.31% to	3.68%
2004	0.95% to	1.55%	15,351	11.07 to	10.86	167,088	1.01%	7.93% to	7.28%
AIM VIF - Core Equity Fund - Series II (AVCE2)
2008	1.50% to	2.60%	161,347	7.87 to	7.63	1,255,694	2.13%	-31.37% to	-32.14%
2007	1.50% to	2.60%	148,885	11.46 to	11.25	1,696,260	0.91%	6.25% to	5.06%
2006	1.50% to	2.60%	173,478	10.79 to	10.71	1,867,311	1.03%	7.89% to	7.08	%(a)(b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Global Health Care Fund - Series I (IVHS)
2008	0.95%	to	1.20%	9,622	$8.34	to	8.29	$79,955	0.00%	-29.32%	to	-29.51%
2007	0.95%	to	1.15%	6,191	11.80	to	11.76	72,864	0.00%	10.90%	to	10.53%
2006	1.10%	to	1.15%	4,361	10.64	to	10.64	46,401	0.00%	6.40%	to	6.40	% (a) (b)
AIM VIF - Global Real Estate Fund - Series I (IVRE)
2008	0.95%	to	1.30%	32,265	6.60	to	6.54	212,007	5.42%	-45.18%	to	-45.36%
2007	0.95%	to	1.30%	41,195	12.04	to	11.97	494,841	6.36%	-6.30%	to	-6.85%
2006	1.10%	to	1.20%	8,689	12.85	to	12.85	111,654	1.88%	28.50%	to	28.50	% (a) (b)
AIM VIF - Large Cap Growth Fund - Series I (AVLCG)
2008	0.95%	to	2.05%	44,214	7.17	to	6.95	313,946	0.01%	-38.87%	to	-39.60%
2007	0.95%	to	2.05%	46,389	11.73	to	11.51	541,476	0.03%	14.54%	to	13.32%
2006	0.95%	to	2.05%	44,482	10.24	to	10.16	454,392	0.33%	2.37%	to	10.45	% (a) (b)
AIM VIF - Premier Equity Fund - Series I (AVV)
2005	0.95%	to	1.55%	46,399	9.48	to	9.24	432,685	0.80%	4.65%	to	4.02%
2004	0.95%	to	1.55%	51,837	9.05	to	8.88	463,546	0.47%	4.77%	to	4.13%
AIM VIF - Premier Equity Fund - Series II (AVV2)
2005	1.50%	to	2.60%	172,536	10.20	to	9.79	1,737,652	0.59%	3.79%	to	2.63%
2004	1.50%	to	2.60%	195,246	9.83	to	9.54	1,901,148	0.32%	3.91%	to	2.75%
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
2008	1.50%	to	2.60%	193,493	8.04	to	7.46	1,525,163	1.77%	-41.59%	to	-42.24%
2007	1.50%	to	2.60%	246,507	13.77	to	12.92	3,331,646	1.27%	3.28%	to	2.12%
2006	1.50%	to	2.60%	310,719	13.33	to	12.65	4,080,190	1.16%	15.23%	to	13.95%
2005	1.50%	to	2.60%	372,816	11.57	to	11.11	4,263,859	1.26%	3.03%	to	1.88%
2004	1.50%	to	2.60%	416,687	11.23	to	10.90	4,641,616	0.76%	9.55%	to	8.33%
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
2008	1.50%	to	2.60%	224,033	7.45	to	6.91	1,635,999	0.00%	-40.73%	to	-41.39%
2007	1.50%	to	2.60%	261,646	12.57	to	11.79	3,233,536	0.00%	11.90%	to	10.64%
2006	1.50%	to	2.60%	309,329	11.23	to	10.66	3,426,400	0.00%	-2.13%	to	-3.22%
2005	1.50%	to	2.60%	364,109	11.48	to	11.01	4,135,843	0.00%	13.13%	to	11.87%
2004	1.50%	to	2.60%	400,843	10.14	to	9.85	4,033,313	0.00%	6.72%	to	5.53%
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
2008	0.95%	to	2.60%	548,109	6.21	to	9.33	4,242,720	0.34%	-37.85%	to	-37.42	% (a)
2007	1.50%	to	2.60%	301,006	15.88	to	14.90	4,684,007	0.71%	0.00%	to	-1.13%
2006	1.50%	to	2.60%	386,718	15.88	to	15.07	6,042,234	0.23%	12.49%	to	11.24%
2005	1.50%	to	2.60%	411,436	14.12	to	13.55	5,735,857	0.55%	5.04%	to	3.87%
2004	1.50%	to	2.60%	485,953	13.44	to	13.05	6,469,324	0.08%	17.29%	to	15.98%
American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	0.95%	to	2.65%	7,348,426	10.85	to	6.89	75,486,167	2.14%	-35.21%	to	-36.40%
2007	0.95%	to	2.70%	9,788,983	16.74	to	10.79	154,835,106	2.01%	-1.02%	to	-2.72%
2006	0.95%	to	2.70%	12,795,441	16.92	to	11.09	204,032,784	1.87%	15.98%	to	13.98%
2005	0.95%	to	2.70%	16,105,305	14.59	to	9.73	222,580,367	2.05%	3.64%	to	1.86%
2004	0.95%	to	2.70%	18,762,735	14.07	to	9.55	251,068,433	1.42%	11.92%	to	10.03%
American Century VP - Income & Growth Fund - Class II (ACVIG2)
2008	1.50%	to	2.60%	192,829	8.64	to	8.01	1,623,634	1.86%	-35.71%	to	-36.43%
2007	1.50%	to	2.60%	265,462	13.44	to	12.61	3,487,820	1.75%	-1.94%	to	-3.04%
2006	1.50%	to	2.60%	300,974	13.70	to	13.00	4,049,472	1.46%	15.07%	to	13.79%
2005	1.50%	to	2.60%	410,337	11.91	to	11.43	4,825,948	1.76%	2.95%	to	1.81%
2004	1.50%	to	2.60%	453,009	11.57	to	11.22	5,192,683	1.13%	10.89%	to	9.65%
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	0.95%	to	2.60%	5,726,351	11.50	to	10.46	65,214,085	4.90%	-2.52%	to	-4.15%
2007	0.95%	to	2.45%	4,431,444	11.80	to	10.99	51,890,335	4.19%	8.45%	to	6.80%
2006	0.95%	to	2.45%	4,707,380	10.88	to	10.29	50,948,708	3.29%	0.62%	to	-0.89%
2005	0.95%	to	2.45%	6,256,324	10.82	to	10.38	67,454,314	4.79%	0.60%	to	-0.92%
2004	0.95%	to	2.60%	5,298,678	10.75	to	10.45	56,958,290	3.57%	4.81%	to	3.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP - International Fund - Class I (ACVI)
2008	0.95%	to	2.20%	3,336,445	$10.95	to	7.73	$35,539,884	0.86%	-45.35%	to	-46.04%
2007	0.95%	to	2.20%	4,451,587	20.04	to	14.33	86,714,737	0.74%	16.93%	to	15.45%
2006	0.95%	to	2.30%	6,064,805	17.14	to	12.55	100,851,481	1.67%	23.84%	to	22.26%
2005	0.95%	to	2.30%	7,696,317	13.84	to	10.26	103,644,925	1.18%	12.18%	to	10.72%
2004	0.95%	to	2.30%	9,350,630	12.34	to	9.27	112,520,318	0.55%	13.83%	to	12.37%
American Century VP - International Fund - Class III (ACVI3)
2008	0.95%	to	2.40%	3,095,336	10.05	to	9.12	30,650,236	0.85%	-45.35%	to	-46.21%
2007	0.95%	to	2.40%	4,069,860	18.39	to	16.95	73,855,522	0.71%	16.93%	to	15.31%
2006	0.95%	to	2.40%	4,778,927	15.73	to	14.70	74,273,751	1.66%	23.84%	to	22.14%
2005	0.95%	to	2.60%	5,518,253	12.70	to	11.95	69,436,041	1.13%	12.03%	to	10.23%
2004	0.95%	to	2.60%	5,939,570	11.34	to	10.84	66,874,494	0.57%	13.99%	to	12.18%
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	0.95%	to	2.70%	1,333,554	8.04	to	9.11	10,844,194	0.09%	-25.07%	to	-26.46%
2007	0.95%	to	2.70%	1,184,247	10.72	to	12.39	13,140,130	0.91%	-3.24%	to	-4.90%
2006	0.95%	to	2.10%	710,275	11.08	to	13.16	8,181,606	1.17%	10.83%	to	10.02	% (a) (b)
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
2008	1.25%	to	2.25%	32,785	9.56	to	9.21	309,671	0.07%	-25.45%	to	-26.21%
2007	1.25%	to	2.25%	32,641	12.83	to	12.48	416,040	0.83%	-3.65%	to	-4.63%
2006	1.25%	to	2.25%	8,750	13.31	to	13.09	115,621	0.63%	18.73%	to	17.53%
2005	1.25%	to	2.25%	4,747	11.21	to	11.14	53,154	1.38%	12.13%	to	11.38	% (a) (b)
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.95%	to	2.60%	624,611	7.30	to	6.52	4,484,214	0.00%	-42.04%	to	-43.05%
2007	0.95%	to	2.60%	1,401,693	12.59	to	11.45	17,358,338	0.00%	19.86%	to	17.90%
2006	0.95%	to	2.60%	1,154,945	10.50	to	9.71	11,969,379	0.00%	-4.19%	to	-5.79%
2005	0.95%	to	2.60%	1,997,032	10.96	to	10.31	21,677,939	0.00%	1.20%	to	-0.46%
2004	0.95%	to	2.60%	1,635,491	10.83	to	10.36	17,586,065	0.00%	9.62%	to	7.87%
American Century VP - Ultra(R) Fund - Class II (ACVU2)
2008	1.50%	to	2.60%	143,661	6.95	to	6.45	976,692	0.00%	-42.52%	to	-43.17%
2007	1.50%	to	2.60%	152,411	12.10	to	11.35	1,808,127	0.00%	19.02%	to	17.68%
2006	1.50%	to	2.60%	188,556	10.16	to	9.64	1,888,473	0.00%	-4.83%	to	-5.89%
2005	1.50%	to	2.60%	281,896	10.68	to	10.25	2,984,012	0.00%	0.45%	to	-0.67%
2004	1.50%	to	2.60%	314,693	10.63	to	10.32	3,322,592	0.00%	8.93%	to	7.72%
American Century VP - Value Fund - Class I (ACVV)
2008	0.95%	to	2.65%	13,651,071	14.32	to	11.37	196,852,924	2.57%	-27.47%	to	-28.80%
2007	0.95%	to	2.65%	18,297,238	19.75	to	15.97	363,738,720	1.77%	-6.04%	to	-7.62%
2006	0.95%	to	2.65%	24,152,492	21.02	to	17.29	511,945,824	1.37%	17.53%	to	15.57%
2005	0.95%	to	2.65%	28,163,939	17.88	to	14.96	508,897,035	0.89%	4.04%	to	2.30%
2004	0.95%	to	2.65%	31,066,593	17.19	to	14.62	540,444,037	0.98%	13.25%	to	11.41%
American Century VP - Value Fund - Class II (ACVV2)
2008	1.50%	to	2.60%	431,804	9.96	to	9.24	4,213,977	2.37%	-27.90%	to	-28.71%
2007	1.50%	to	2.60%	539,862	13.82	to	12.97	7,328,653	1.55%	-6.74%	to	-7.78%
2006	1.50%	to	2.60%	597,711	14.82	to	14.06	8,726,674	1.17%	16.69%	to	15.39%
2005	1.50%	to	2.60%	718,655	12.70	to	12.19	9,030,848	0.71%	3.29%	to	2.14%
2004	1.50%	to	2.60%	736,549	12.29	to	11.93	8,984,780	0.83%	12.46%	to	11.21%
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	0.95%	to	2.20%	889,566	6.74	to	8.38	6,061,323	0.00%	-49.11%	to	-49.80%
2007	0.95%	to	2.55%	2,287,313	13.24	to	16.54	31,504,187	0.00%	38.44%	to	36.31%
2006	0.95%	to	1.65%	46,824	9.57	to	9.52	465,527	0.00%	-4.34%	to	-4.79	% (a) (b)
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
2008	1.25%	to	2.25%	32,734	8.52	to	8.21	274,343	0.00%	-49.36%	to	-49.87%
2007	1.25%	to	2.25%	27,543	16.83	to	16.38	460,497	0.00%	37.78%	to	36.38%
2006	1.25%	to	2.25%	1,368	12.21	to	12.01	16,525	0.00%	7.52%	to	6.43%
2005	1.25%	to	2.25%	1,310	11.36	to	11.28	14,808	0.00%	13.61%	to	12.84	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)
2008	0.95%	to	1.75%	110,981	$8.21	to	7.75	$884,049	1.32%	-38.81%	to	-39.38%
2007	0.95%	to	1.75%	152,662	13.42	to	12.79	1,993,781	2.69%	1.09%	to	0.33%
2006	0.95%	to	1.75%	167,149	13.27	to	12.75	2,170,620	1.06%	14.63%	to	13.76%
2005	0.95%	to	1.75%	173,891	11.58	to	11.20	1,977,946	1.46%	5.76%	to	4.95%
2004	0.95%	to	1.75%	179,516	10.95	to	10.68	1,938,845	0.76%	10.85%	to	10.03%
BB&T Variable Insurance Funds - Large Cap Fund (BBGI)
2008	0.95%	to	1.90%	261,627	8.17	to	7.62	2,093,573	1.51%	-38.03%	to	-38.72%
2007	0.95%	to	1.90%	393,076	13.18	to	12.44	5,067,332	2.32%	-6.77%	to	-7.62%
2006	0.95%	to	2.00%	325,009	14.13	to	13.40	4,521,052	1.32%	20.13%	to	18.93%
2005	0.95%	to	2.00%	340,929	11.76	to	11.26	3,959,805	1.89%	5.89%	to	4.82%
2004	0.95%	to	2.00%	357,885	11.11	to	10.75	3,937,384	1.79%	12.10%	to	11.00%
BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)
2006	0.95%	to	2.00%	170,035	9.79	to	9.27	1,627,561	0.47%	3.10%	to	2.03%
2005	0.95%	to	2.05%	181,917	9.50	to	9.07	1,696,640	0.38%	0.92%	to	-0.18%
2004	0.95%	to	2.05%	203,835	9.41	to	9.08	1,889,640	0.44%	4.62%	to	3.52%
BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)
2008	0.95%	to	2.05%	117,435	9.66	to	8.93	1,112,358	0.00%	-52.24%	to	-52.82%
2007	0.95%	to	2.05%	194,644	20.22	to	18.93	3,836,231	0.00%	33.73%	to	32.32%
2006	0.95%	to	2.05%	212,034	15.12	to	14.31	3,142,013	0.43%	2.28%	to	1.21%
2005	0.95%	to	2.05%	221,842	14.78	to	14.14	3,227,954	0.00%	13.30%	to	12.12%
2004	0.95%	to	2.05%	232,570	13.05	to	12.61	2,998,507	0.00%	16.08%	to	14.89%
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	0.95%	to	1.20%	137,487	6.89	to	8.24	963,234	1.66%	-47.26%	to	-47.39%
2007	0.95%	to	1.25%	189,766	13.07	to	15.58	2,512,874	0.00%	-4.87%	to	-5.16%
2006	0.95%	to	1.30%	225,532	13.74	to	16.36	3,141,525	0.00%	12.13%	to	11.74%
2005	0.95%	to	1.40%	303,526	12.25	to	14.65	3,775,401	0.00%	15.04%	to	14.52%
2004	0.95%	to	1.65%	369,551	10.65	to	12.59	3,985,920	0.00%	16.87%	to	16.04%
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	0.95%	to	1.65%	351,739	9.29	to	10.11	3,287,420	1.67%	-41.60%	to	-42.01%
2007	0.95%	to	1.65%	429,076	15.90	to	17.44	6,859,987	1.06%	15.48%	to	14.66%
2006	0.95%	to	1.65%	566,655	13.77	to	15.21	7,848,707	0.97%	17.53%	to	16.70%
2005	0.95%	to	1.65%	722,518	11.71	to	13.03	8,518,004	0.84%	16.33%	to	15.51%
2004	0.95%	to	1.65%	921,733	10.07	to	11.28	9,327,288	0.93%	13.65%	to	12.85%
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
2008	0.95%	to	1.85%	424,452	10.99	to	7.79	4,643,921	2.80%	-36.79%	to	-37.37%
2007	0.95%	to	1.85%	537,328	17.39	to	12.44	9,298,560	1.22%	0.81%	to	-0.11%
2006	0.95%	to	2.30%	791,274	17.25	to	13.34	13,592,744	0.87%	18.22%	to	16.67%
2005	0.95%	to	2.30%	993,748	14.59	to	11.44	14,454,274	0.75%	7.12%	to	5.72%
2004	0.95%	to	2.30%	1,103,928	13.62	to	10.82	15,004,067	0.52%	10.29%	to	8.86%
Dreyfus IP - Emerging Leaders Fund - Service Class (DELS)
2006	1.50%	to	2.60%	101,828	13.75	to	13.05	1,376,470	0.00%	6.39%	to	5.21%
2005	1.50%	to	2.60%	121,394	12.93	to	12.40	1,548,272	0.00%	3.18%	to	2.03%
2004	1.50%	to	2.60%	126,077	12.53	to	12.16	1,562,984	0.00%	12.48%	to	11.22%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.95%	to	2.30%	2,956,423	10.18	to	9.30	29,718,594	0.83%	-31.57%	to	-32.57%
2007	0.95%	to	2.30%	2,832,247	14.88	to	13.79	41,592,170	0.42%	-1.60%	to	-2.91%
2006	0.95%	to	2.45%	3,827,015	15.12	to	14.11	57,168,985	0.46%	13.33%	to	11.68%
2005	0.95%	to	2.45%	4,740,947	13.35	to	12.63	62,677,695	0.00%	6.22%	to	4.68%
2004	0.95%	to	2.45%	5,300,317	12.57	to	12.07	66,154,517	0.43%	20.73%	to	19.03%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.95%	to	2.65%	34,537,124	10.12	to	6.41	333,126,530	2.04%	-37.74%	to	-38.87%
2007	0.95%	to	2.65%	44,544,149	16.25	to	10.49	687,316,477	1.71%	4.25%	to	2.51%
2006	0.95%	to	2.65%	57,892,321	15.59	to	10.23	853,698,329	1.60%	14.40%	to	12.49%
2005	0.95%	to	2.65%	71,700,975	13.63	to	9.10	928,266,696	1.56%	3.70%	to	1.96%
2004	0.95%	to	2.65%	85,102,726	13.14	to	8.92	1,065,918,982	1.75%	9.59%	to	7.79%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.95%	to	2.45%	5,283,363	$11.74	to	7.61	$58,519,397	2.08%	-30.22%	to	-31.32%
2007	0.95%	to	2.45%	6,500,979	16.82	to	11.09	103,040,409	1.63%	6.11%	to	4.56%
2006	0.95%	to	2.60%	8,535,184	15.85	to	10.48	127,178,838	1.60%	15.37%	to	13.50%
2005	0.95%	to	2.60%	10,849,045	13.74	to	9.23	140,981,903	0.02%	3.39%	to	1.70%
2004	0.95%	to	2.60%	12,838,264	13.29	to	9.08	162,001,508	1.58%	4.05%	to	2.38%
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
2008	1.50%	to	2.60%	243,047	8.79	to	8.15	2,082,345	1.75%	-30.78%	to	-31.55%
2007	1.50%	to	2.60%	281,395	12.69	to	11.91	3,498,498	1.36%	5.24%	to	4.06%
2006	1.50%	to	2.60%	328,325	12.06	to	11.44	3,894,443	1.32%	14.47%	to	13.20%
2005	1.50%	to	2.60%	353,031	10.53	to	10.11	3,670,539	0.00%	2.56%	to	1.42%
2004	1.50%	to	2.60%	365,410	10.27	to	9.97	3,716,756	1.44%	3.22%	to	2.07%
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
2008	0.95%	to	1.55%	17,445	7.21	to	6.90	123,595	1.08%	-38.19%	to	-38.56%
2007	0.95%	to	1.85%	42,914	11.66	to	9.91	453,757	0.75%	-11.91%	to	-12.71%
2006	0.95%	to	1.85%	41,384	13.24	to	11.35	497,921	0.40%	2.79%	to	1.88%
2005	0.95%	to	1.85%	39,559	12.88	to	11.14	466,784	0.00%	4.80%	to	3.88%
2004	0.95%	to	1.85%	39,370	12.29	to	10.72	445,804	0.21%	10.28%	to	9.37%
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
2008	0.95%	to	1.55%	20,031	12.09	to	11.58	235,670	2.72%	-37.92%	to	-38.29%
2007	0.95%	to	1.55%	26,630	19.48	to	18.77	506,713	1.58%	3.16%	to	2.53%
2006	0.95%	to	1.55%	27,160	18.88	to	18.30	503,070	1.40%	21.44%	to	20.70%
2005	0.95%	to	1.55%	29,758	15.55	to	15.16	455,973	0.00%	10.83%	to	10.16%
2004	0.95%	to	1.55%	31,294	14.03	to	13.76	434,279	1.08%	18.88%	to	18.16%
Federated IS - American Leaders Fund II - Service Class (FALFS)
2008	1.50%	to	2.60%	27,949	7.46	to	6.92	201,610	1.41%	-34.95%	to	-35.68%
2007	1.50%	to	2.60%	43,489	11.46	to	10.76	488,122	1.33%	-11.22%	to	-12.22%
2006	1.50%	to	2.60%	49,357	12.91	to	12.25	626,940	1.32%	14.74%	to	13.46%
2005	1.50%	to	2.60%	58,134	11.25	to	10.80	644,442	1.25%	3.21%	to	2.06%
2004	1.50%	to	2.60%	67,408	10.90	to	10.58	727,827	1.23%	7.86%	to	6.65%
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
2008	1.50%	to	2.20%	70,121	8.95	to	8.54	612,911	0.02%	-30.72%	to	-31.22%
2007	1.50%	to	2.20%	84,547	12.92	to	12.41	1,070,416	0.57%	7.99%	to	7.22%
2006	1.50%	to	2.60%	94,849	11.97	to	11.36	1,115,659	0.53%	14.05%	to	12.78%
2005	1.50%	to	2.60%	101,179	10.49	to	10.07	1,048,079	0.82%	0.17%	to	-0.94%
2004	1.50%	to	2.60%	121,303	10.47	to	10.16	1,258,078	0.49%	5.50%	to	4.33%
Federated IS - High Income Bond II - Service Class (FHIBS)
2008	1.50%	to	2.60%	273,394	10.15	to	9.41	2,716,350	9.62%	-27.20%	to	-28.02%
2007	1.50%	to	2.60%	339,327	13.94	to	13.08	4,625,870	7.96%	1.63%	to	0.49%
2006	1.50%	to	2.60%	381,404	13.71	to	13.01	5,132,472	8.12%	8.91%	to	7.70%
2005	1.50%	to	2.60%	429,576	12.59	to	12.08	5,327,276	8.31%	0.74%	to	-0.38%
2004	1.50%	to	2.60%	501,358	12.50	to	12.13	6,200,535	7.42%	8.51%	to	7.30%
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	0.95%	to	2.40%	469,126	9.90	to	9.52	4,620,131	1.76%	-1.81%	to	-3.24%
2007	0.95%	to	1.85%	121,945	10.08	to	9.93	1,223,240	1.48%	-2.43%	to	-3.32%
2006	0.95%	to	2.25%	113,120	10.33	to	10.24	1,166,083	0.00%	3.30%	to	2.40	% (a) (b)
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.95%	to	2.70%	12,428,184	13.12	to	10.98	159,204,010	5.45%	-8.17%	to	-9.79%
2007	0.95%	to	2.70%	16,768,928	14.28	to	12.17	233,498,819	4.90%	4.38%	to	2.55%
2006	0.95%	to	2.70%	19,923,851	13.69	to	11.87	265,905,915	4.23%	3.17%	to	1.36%
2005	0.95%	to	2.70%	24,642,363	13.27	to	11.71	319,956,654	3.84%	0.34%	to	-1.42%
2004	0.95%	to	2.70%	27,791,514	13.22	to	11.87	360,649,435	4.24%	2.64%	to	0.84%
Federated IS - Quality Bond Fund II - Service Class (FQBS)
2008	1.50%	to	2.60%	606,570	10.73	to	9.96	6,380,094	4.98%	-8.94%	to	-9.96%
2007	1.50%	to	2.60%	733,237	11.78	to	11.06	8,484,162	4.67%	3.55%	to	2.39%
2006	1.50%	to	2.60%	826,174	11.38	to	10.80	9,261,610	3.83%	2.37%	to	1.23%
2005	1.50%	to	2.60%	906,385	11.12	to	10.67	9,961,595	3.57%	-0.52%	to	-1.63%
2004	1.50%	to	2.60%	1,034,363	11.18	to	10.85	11,460,780	4.09%	1.77%	to	0.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	0.95%	to	2.70%	26,543,981	$10.07	to	7.40	$265,365,034	2.08%	-43.25%	to	-44.34%
2007	0.95%	to	2.70%	36,071,966	17.75	to	13.29	634,319,837	1.59%	0.45%	to	-1.27%
2006	0.95%	to	2.65%	45,771,858	17.67	to	13.52	802,115,173	3.09%	18.94%	to	16.97%
2005	0.95%	to	2.65%	54,528,487	14.86	to	11.56	805,264,252	1.58%	4.76%	to	3.00%
2004	0.95%	to	2.65%	63,110,573	14.18	to	11.22	891,838,209	1.45%	10.32%	to	8.52%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
2008	1.50%	to	2.60%	912,834	7.92	to	7.35	7,081,339	2.06%	-43.67%	to	-44.30%
2007	1.50%	to	2.60%	1,101,407	14.07	to	13.20	15,223,234	1.58%	-0.25%	to	-1.37%
2006	1.50%	to	2.60%	1,257,321	14.10	to	13.38	17,476,446	2.90%	18.14%	to	16.82%
2005	1.50%	to	2.60%	1,326,705	11.94	to	11.46	15,660,964	1.46%	3.99%	to	2.83%
2004	1.50%	to	2.60%	1,470,503	11.48	to	11.14	16,742,355	1.39%	9.57%	to	8.34%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	0.95%	to	2.40%	18,900,121	9.14	to	5.48	163,345,176	0.63%	-47.74%	to	-48.55%
2007	0.95%	to	2.50%	25,956,718	17.48	to	10.55	427,273,711	0.64%	25.66%	to	23.77%
2006	0.95%	to	2.65%	33,064,556	13.91	to	8.42	428,694,016	0.30%	5.72%	to	3.95%
2005	0.95%	to	2.65%	41,679,172	13.16	to	8.10	513,272,202	0.40%	4.67%	to	2.90%
2004	0.95%	to	2.65%	51,970,948	12.57	to	7.87	613,327,993	0.17%	2.28%	to	0.59%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
2008	1.50%	to	2.60%	418,764	6.97	to	6.46	2,846,744	0.55%	-48.10%	to	-48.68%
2007	1.50%	to	2.60%	450,197	13.42	to	12.60	5,923,337	0.39%	24.75%	to	23.35%
2006	1.50%	to	2.60%	544,353	10.76	to	10.21	5,765,569	0.16%	4.98%	to	3.81%
2005	1.50%	to	2.60%	584,358	10.25	to	9.84	5,916,818	0.27%	3.92%	to	2.77%
2004	1.50%	to	2.60%	622,916	9.86	to	9.57	6,092,705	0.13%	1.58%	to	0.44%
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
2008	0.95%	to	2.45%	7,073,592	8.11	to	7.18	58,430,449	7.31%	-25.78%	to	-26.93%
2007	0.95%	to	2.55%	10,440,891	10.92	to	9.73	116,457,034	6.02%	1.68%	to	0.06%
2006	0.95%	to	2.65%	18,673,694	10.74	to	9.65	206,301,456	7.08%	10.12%	to	8.27%
2005	0.95%	to	2.65%	22,786,741	9.76	to	8.91	228,692,417	14.51%	1.55%	to	-0.16%
2004	0.95%	to	2.65%	28,067,837	9.61	to	8.92	277,897,270	7.77%	8.43%	to	6.63%
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
2008	0.95%	to	2.45%	3,359,844	7.30	to	7.11	24,447,258	7.39%	-25.69%	to	-26.85%
2007	0.95%	to	2.45%	3,077,761	9.82	to	9.72	30,185,520	17.46%	-1.77%	to	-2.77	% (a) (b)
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2008	0.95%	to	2.20%	2,082,989	10.88	to	8.10	22,758,715	2.28%	-44.40%	to	-45.10%
2007	0.95%	to	2.20%	2,660,164	19.57	to	14.76	52,254,014	3.14%	16.09%	to	14.61%
2006	0.95%	to	2.20%	3,528,715	16.86	to	12.88	60,072,973	0.82%	16.83%	to	15.36%
2005	0.95%	to	2.25%	4,468,213	14.43	to	11.88	65,144,063	0.56%	17.84%	to	16.37%
2004	0.95%	to	2.25%	5,309,091	12.25	to	10.21	65,783,903	1.09%	12.41%	to	11.05%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2008	1.50%	to	2.60%	503,679	10.49	to	9.73	5,159,377	2.09%	-44.79%	to	-45.41%
2007	1.50%	to	2.60%	614,490	18.99	to	17.82	11,430,563	2.99%	15.29%	to	14.00%
2006	1.50%	to	2.60%	648,323	16.47	to	15.63	10,502,811	0.74%	16.05%	to	14.76%
2005	1.50%	to	2.60%	675,789	14.19	to	13.62	9,468,985	0.50%	16.97%	to	15.66%
2004	1.50%	to	2.60%	708,262	12.13	to	11.78	8,510,693	1.00%	11.62%	to	10.37%
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	0.95%	to	2.45%	3,829,152	10.98	to	9.93	41,459,294	2.16%	-44.41%	to	-45.32%
2007	0.95%	to	2.45%	5,132,023	19.75	to	18.16	100,110,525	3.14%	16.11%	to	14.43%
2006	0.95%	to	2.65%	6,293,681	17.01	to	15.72	105,827,473	0.86%	16.83%	to	14.93%
2005	0.95%	to	2.65%	6,958,794	14.56	to	13.68	100,454,692	0.52%	17.80%	to	15.85%
2004	0.95%	to	2.65%	6,862,770	12.36	to	11.80	84,243,034	0.94%	12.42%	to	10.61%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	0.95%	to	2.85%	25,997,531	13.94	to	8.86	351,356,151	0.79%	-43.16%	to	-44.31%
2007	0.95%	to	2.85%	34,126,179	24.52	to	15.91	809,299,371	0.79%	16.39%	to	14.21%
2006	0.95%	to	2.85%	42,459,981	21.07	to	13.93	863,420,871	1.11%	10.53%	to	8.49%
2005	0.95%	to	2.85%	48,190,974	19.06	to	12.84	889,863,683	0.19%	15.74%	to	13.60%
2004	0.95%	to	2.85%	47,949,091	16.47	to	11.31	767,936,500	0.24%	14.24%	to	12.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
2008	1.50%	to	2.60%	983,215	$10.16	to	9.43	$9,774,545	0.73%	-43.55%	to		-44.18%
2007	1.50%	to	2.60%	1,171,503	18.00	to	16.89	20,703,707	0.75%	15.53%	to		14.24%
2006	1.50%	to	2.60%	1,229,048	15.58	to	14.79	18,868,372	0.99%	9.76%	to		8.54%
2005	1.50%	to	2.60%	1,274,568	14.20	to	13.62	17,887,257	0.12%	14.90%	to		13.62%
2004	1.50%	to	2.60%	1,246,619	12.36	to	11.99	15,271,569	0.21%	13.43%	to		12.17%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.95%	to	2.25%	4,984,533	10.83	to	10.92	53,716,394	4.23%	-4.26%	to		-5.51%
2007	0.95%	to	2.25%	5,743,749	11.31	to	11.56	65,152,473	3.99%	3.22%	to		1.88%
2006	0.95%	to	2.40%	5,515,247	10.96	to	11.27	61,260,909	3.59%	3.31%	to		1.81%
2005	0.95%	to	2.40%	4,565,853	10.61	to	11.07	49,110,582	3.14%	1.11%	to		-0.35%
2004	0.95%	to	2.25%	2,891,195	10.49	to	11.15	30,798,680	2.94%	3.33%	to		1.99%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
2008	0.95%	to	2.20%	3,325,249	5.91	to	3.92	19,201,947	0.30%	-55.49%	to		-56.05%
2007	0.95%	to	2.20%	4,293,709	13.29	to	8.92	55,514,117	0.00%	21.87%	to		20.32%
2006	0.95%	to	2.35%	5,734,093	10.90	to	7.58	60,614,578	0.64%	4.30%	to		2.86%
2005	0.95%	to	2.35%	7,586,186	10.45	to	7.37	77,163,649	0.84%	7.83%	to		6.35%
2004	0.95%	to	2.35%	9,323,234	9.69	to	6.93	88,133,135	0.48%	6.04%	to		4.61%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.95%	to	2.65%	3,606,217	6.77	to	8.78	24,918,988	0.34%	-40.08%	to		-41.17%
2007	0.95%	to	2.65%	3,720,767	11.30	to	14.92	43,912,299	0.76%	14.38%	to		12.48%
2006	0.95%	to	2.65%	2,219,901	9.88	to	13.27	23,686,575	0.00%	-1.20%	to	-2.29	% (a) (b)
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
2008	1.50%	to	2.60%	562,586	12.46	to	11.56	6,851,029	0.24%	-40.51%	to		-41.18%
2007	1.50%	to	2.60%	688,268	20.95	to	19.66	14,136,936	0.50%	13.60%	to		12.32%
2006	1.50%	to	2.60%	726,383	18.44	to	17.50	13,188,602	0.18%	10.72%	to		9.49%
2005	1.50%	to	2.60%	734,732	16.66	to	15.99	12,091,781	0.00%	16.25%	to		14.96%
2004	1.50%	to	2.60%	741,487	14.33	to	13.91	10,528,591	0.00%	22.79%	to		21.42%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.95%	to	2.40%	1,388,196	7.79	to	7.06	10,650,306	0.58%	-51.64%	to		-52.44%
2007	0.95%	to	2.50%	1,995,932	16.10	to	14.75	31,684,564	0.95%	4.59%	to		3.02%
2006	0.95%	to	2.65%	2,381,904	15.39	to	14.22	36,180,710	0.60%	15.10%	to		13.19%
2005	0.95%	to	2.65%	3,312,290	13.38	to	12.56	43,862,396	0.00%	1.58%	to		-0.12%
2004	0.95%	to	2.65%	4,540,152	13.17	to	12.58	59,295,063	0.00%	12.90%	to		11.09%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
2008	1.50%	to	2.60%	137,880	7.47	to	6.93	1,006,487	0.48%	-52.02%	to		-52.56%
2007	1.50%	to	2.60%	172,687	15.57	to	14.61	2,634,568	0.63%	3.85%	to		2.68%
2006	1.50%	to	2.60%	189,220	14.99	to	14.23	2,790,485	0.35%	14.27%	to		13.00%
2005	1.50%	to	2.60%	200,980	13.12	to	12.59	2,603,222	0.00%	0.89%	to		-0.23%
2004	1.50%	to	2.60%	226,885	13.00	to	12.62	2,923,757	0.00%	12.13%	to		10.88%
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	0.95%	to	2.70%	3,165,031	6.12	to	9.49	20,000,808	0.00%	-54.84%	to		-55.66%
2007	0.95%	to	2.70%	3,230,157	13.56	to	21.39	47,071,865	0.14%	44.25%	to		41.81%
2006	0.95%	to	2.65%	1,092,891	9.40	to	15.10	11,353,460	1.20%	-6.01%	to	-7.03	% (a) (b)
2005	1.25%			2,596	13.40			34,792	0.71%	34.02%			(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	0.95%	to	2.05%	949,001	8.41	to	8.96	8,045,675	2.78%	-25.79%	to		-26.65%
2007	0.95%	to	2.05%	717,498	11.34	to	12.21	8,298,619	3.47%	7.61%	to		6.46%
2006	0.95%	to	2.00%	238,181	10.54	to	11.48	2,662,735	3.28%	5.37%	to	4.65	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2008	1.25%			2,431	9.17			22,292	2.65%	-26.10%
2006	1.25%			3,171	11.59			36,739	2.41%	8.21%
2005	1.25%			944	10.71			10,107	0.87%	7.06%			(a) (b)
Non-tax qualified
2007	1.25%			2,743	12.40			34,024	2.15%	7.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	0.95%	to	2.30%	670,911	$7.68	to	8.47	$5,207,667	2.64%	-33.35%	to	-34.31%
2007	0.95%	to	2.30%	561,279	11.52	to	12.89	6,595,444	2.99%	9.11%	to	7.68%
2006	0.95%	to	1.75%	203,073	10.56	to	12.08	2,180,054	2.85%	5.57%	to	5.04	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2008	1.25%	to	2.25%	8,292	8.75	to	8.43	71,695	2.97%	-33.64%	to	-34.31%
2007	2.25%			2,176	12.84			27,938	2.13%	7.48%
2006	1.25%	to	2.25%	2,852	12.15	to	11.95	34,337	2.38%	10.31%	to	9.20%
2005	1.25%			379	11.01			4,174	1.01%	10.14%			(a) (b)
Non-tax qualified
2007	1.25%			1,206	13.19			15,910	2.13%	8.59%
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	0.95%	to	2.10%	329,992	7.15	to	8.17	2,371,508	2.23%	-38.67%	to	-39.43%
2007	0.95%	to	2.10%	301,314	11.65	to	13.49	3,625,337	3.07%	10.15%	to	8.93%
2006	0.95%	to	1.80%	85,992	10.58	to	12.45	948,186	2.81%	5.77%	to	5.21	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2008	1.25%	to	2.25%	35,261	8.38	to	8.07	292,303	2.44%	-38.95%	to	-39.57%
2007	1.25%	to	2.25%	27,932	13.73	to	13.36	377,140	2.63%	9.68%	to	8.57%
2006	1.25%	to	2.25%	12,830	12.51	to	12.30	158,537	2.54%	11.52%	to	10.39%
2005	1.25%			372	11.22			4,175	1.01%	12.22%			(a) (b)
Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)
2005	0.95%	to	2.00%	149,531	9.64	to	9.21	1,415,472	1.28%	-3.66%	to	-4.68%
2004	0.95%	to	2.00%	179,886	10.01	to	9.66	1,776,697	0.70%	4.48%	to	3.37%
Financial Investors VIT- First Horizon Core Equity Portfolio - Initial Funding by the Company (1FHGIP)
2005	0.00%			50,000	9.81			490,710	1.28%	-2.74%
2004	0.00%			50,000	10.09			504,531	0.70%	5.48%
First Horizon Capital Appreciation Portfolio (FHCAP)
2005	0.95%	to	2.00%	39,067	14.17	to	13.53	542,543	0.00%	2.08%	to	1.00%
2004	0.95%	to	2.00%	41,705	13.88	to	13.40	569,994	0.00%	10.19%	to	9.02%
First Horizon Capital Appreciation Portfolio - Initial Funding by the Company (1FHCAP)
2005	0.00%			50,000	14.46			723,423	0.00%	3.06%
2004	0.00%			50,000	14.04			701,963	0.00%	11.25%
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	0.95%	to	2.15%	746,789	6.39	to	6.19	4,888,874	2.66%	-53.12%	to	-53.69%
2007	0.95%	to	2.30%	1,629,698	13.63	to	19.90	23,911,115	1.70%	27.47%	to	25.86%
2006	0.95%	to	2.25%	483,848	10.69	to	15.83	5,857,903	0.35%	6.95%	to	6.08	% (a) (b)
2005	1.25%			11,667	12.70			148,149	0.00%	26.98%			(a) (b)
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2008	1.25%			4,144	10.96			45,418	2.18%	-41.12%
2007	1.25%			5,496	18.61			102,271	1.90%	14.01%
2006	1.25%			6,397	16.32			104,412	1.25%	19.93%
2005	1.25%			7,345	13.61			99,962	1.10%	8.80%
2004	1.25%			8,344	12.51			104,377	1.47%	17.05%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.95%	to	2.20%	1,248,884	7.35	to	8.73	9,345,898	2.65%	-40.96%	to	-41.76%
2007	0.95%	to	2.20%	1,094,763	12.44	to	14.99	14,104,423	2.37%	14.34%	to	12.98%
2006	0.95%	to	2.10%	505,381	10.88	to	13.29	5,780,587	0.39%	8.83%	to	8.05	% (a) (b)
2005	1.25%			32,270	12.37			399,267	0.68%	8.76%
2004	1.25%			3,590	11.38			40,840	0.00%	13.76%			(a) (b)
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	0.95%	to	2.40%	152,212	6.61	to	6.54	1,004,818	5.09%	-33.86%	to	-34.56	% (a) (b)
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	0.95%	to	2.70%	3,465,329	12.12	to	11.91	41,907,618	3.91%	5.20%	to	3.38%
2007	0.95%	to	2.70%	2,850,554	11.52	to	11.52	32,899,638	2.47%	9.97%	to	8.07%
2006	0.95%	to	2.30%	1,106,336	10.47	to	10.73	11,740,492	0.98%	4.74%	to	3.82	% (a) (b)
2005	1.25%			7,294	9.80			71,475	0.00%	-2.01%			(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	0.95%	to	2.30%	4,245,169	$7.98	to	7.69	$33,666,942	5.72%	-30.32%	to	-31.33%
2007	0.95%	to	2.30%	5,243,133	11.45	to	11.20	59,809,002	4.36%	2.77%	to	1.41%
2006	0.95%	to	2.25%	3,299,693	11.15	to	11.05	36,704,669	0.32%	11.46%	to	10.50	% (a) (b)
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
2008	1.25%	to	2.25%	74,256	9.18	to	8.28	662,345	1.79%	-28.01%	to	-28.74%
2007	1.25%	to	2.25%	90,221	12.75	to	11.63	1,120,876	2.39%	-3.91%	to	-4.89%
2006	1.25%	to	2.25%	106,400	13.27	to	12.22	1,376,537	1.25%	15.66%	to	14.50%
2005	1.25%	to	2.25%	82,711	11.47	to	10.68	935,884	0.77%	2.14%	to	6.75	% (b)
2004	1.25%			42,724	11.23			479,896	0.18%	9.61%
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
2008	0.95%	to	2.65%	2,135,224	6.53	to	7.99	14,375,230	1.15%	-33.65%	to	-34.86%
2007	0.95%	to	2.40%	1,615,021	9.84	to	12.35	16,573,648	0.90%	-3.31%	to	-4.69%
2006	0.95%	to	2.25%	1,233,894	10.18	to	12.63	13,300,620	0.11%	1.81%	to	14.36	% (a)
2005	1.25%			29,831	14.02			418,165	0.73%	7.41%
2004	1.25%			17,859	13.05			233,070	0.04%	22.20%
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2008	0.95%	to	2.45%	12,909,693	18.04	to	16.04	228,047,915	0.40%	-26.50%	to	-27.59%
2007	0.95%	to	2.50%	14,390,538	24.54	to	21.65	344,690,429	0.64%	42.74%	to	40.61%
2006	0.95%	to	2.50%	14,439,370	17.19	to	15.39	243,077,277	0.37%	19.01%	to	17.28%
2005	0.95%	to	2.50%	13,534,569	14.45	to	13.13	192,039,128	0.91%	23.10%	to	21.28%
2004	0.95%	to	2.50%	12,509,904	11.74	to	10.82	144,706,783	1.39%	12.22%	to	10.57%
Ivy Fund VIP, Inc. - Balanced (WRBP)
2008	0.95%	to	2.25%	5,696,020	11.12	to	10.03	62,182,738	0.09%	-21.75%	to	-22.79%
2007	0.95%	to	2.40%	7,103,270	14.21	to	12.85	98,563,321	1.35%	12.58%	to	10.98%
2006	0.95%	to	2.40%	7,857,473	12.62	to	11.58	97,168,074	1.35%	10.16%	to	8.59%
2005	0.95%	to	2.40%	8,795,903	11.46	to	10.66	99,072,107	1.21%	4.02%	to	2.55%
2004	0.95%	to	2.40%	9,573,904	11.02	to	10.40	104,023,435	1.52%	7.90%	to	6.43%
Ivy Fund VIP, Inc. - Bond (WRBDP)
2008	0.95%	to	2.45%	8,981,987	13.49	to	11.97	118,793,718	0.09%	-0.64%	to	-2.13%
2007	0.95%	to	2.45%	9,744,380	13.57	to	12.23	129,124,805	4.27%	4.66%	to	3.09%
2006	0.95%	to	2.45%	7,144,826	12.97	to	11.86	90,803,031	4.28%	3.26%	to	1.71%
2005	0.95%	to	2.45%	7,659,203	12.56	to	11.66	94,606,243	4.28%	0.65%	to	-0.84%
2004	0.95%	to	2.45%	8,199,654	12.48	to	11.76	100,979,352	4.15%	2.89%	to	1.40%
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
2008	0.95%	to	2.45%	18,240,906	7.70	to	6.82	137,697,882	0.16%	-35.39%	to	-36.41%
2007	0.95%	to	2.50%	22,343,431	11.91	to	10.73	259,445,543	0.60%	12.94%	to	11.23%
2006	0.95%	to	2.50%	25,267,360	10.55	to	9.65	260,652,329	0.86%	15.88%	to	14.14%
2005	0.95%	to	2.50%	27,738,468	9.10	to	8.45	247,757,812	0.32%	7.97%	to	6.35%
2004	0.95%	to	2.50%	30,602,270	8.43	to	7.95	254,008,204	0.62%	8.53%	to	6.94%
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2008	0.95%	to	2.25%	2,406,092	10.29	to	9.61	24,430,897	0.07%	-36.52%	to	-37.40%
2007	0.95%	to	2.30%	2,699,802	16.21	to	15.31	43,121,810	0.96%	15.60%	to	14.09%
2006	0.95%	to	2.25%	2,287,217	14.02	to	13.44	31,707,103	1.55%	14.82%	to	13.39%
2005	0.95%	to	2.10%	1,421,645	12.21	to	11.89	17,222,991	1.47%	11.96%	to	10.72%
2004	0.95%	to	2.10%	652,179	10.91	to	10.74	7,083,332	1.22%	9.08%	to	8.24	% (a) (b)
Ivy Fund VIP, Inc. - Energy (WRENG)
2008	0.95%	to	2.25%	1,046,875	7.40	to	7.14	7,688,769	0.10%	-46.66%	to	-47.36%
2007	0.95%	to	2.25%	794,716	13.88	to	13.57	10,956,096	0.50%	49.85%	to	47.88%
2006	0.95%	to	2.25%	225,125	9.26	to	9.18	2,079,139	1.04%	-7.40%	to	-8.21	% (a) (b)
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
2008	0.95%	to	2.40%	3,038,959	8.29	to	7.87	24,913,336	1.23%	-61.83%	to	-62.43%
2007	0.95%	to	2.50%	3,287,167	21.71	to	20.89	70,684,121	0.03%	42.13%	to	40.04%
2006	0.95%	to	2.50%	2,887,238	15.27	to	14.92	43,840,312	0.43%	24.30%	to	22.51%
2005	0.95%	to	2.50%	1,378,143	12.29	to	12.18	16,894,061	0.00%	22.87%	to	21.79	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	0.95%	to	2.40%	20,570,540	$7.53	to	6.70	$151,814,844	0.00%	-36.88%	to	-37.83%
2007	0.95%	to	2.50%	25,148,472	11.93	to	10.98	292,538,227	0.00%	24.61%	to	22.72%
2006	0.95%	to	2.50%	28,866,345	9.57	to	8.95	270,352,480	0.00%	4.04%	to	2.46%
2005	0.95%	to	2.50%	33,936,580	9.20	to	8.73	306,477,658	0.00%	10.18%	to	8.50%
2004	0.95%	to	2.50%	38,640,684	8.35	to	8.05	317,807,882	0.28%	2.33%	to	0.82%
Ivy Fund VIP, Inc. - High Income (WRHIP)
2008	0.95%	to	2.45%	4,801,530	12.06	to	10.70	56,854,592	0.61%	-22.56%	to	-23.76%
2007	0.95%	to	2.50%	5,514,524	15.57	to	13.89	84,027,517	7.66%	2.87%	to	1.29%
2006	0.95%	to	2.50%	5,604,764	15.14	to	13.71	83,269,476	7.08%	9.22%	to	7.55%
2005	0.95%	to	2.50%	5,754,595	13.86	to	12.75	78,493,453	7.23%	1.57%	to	0.03%
2004	0.95%	to	2.50%	6,254,780	13.65	to	12.75	84,264,071	7.08%	8.82%	to	7.22%
Ivy Fund VIP, Inc. - International Growth (WRIP)
2008	0.95%	to	2.45%	5,243,842	8.43	to	7.47	43,268,182	0.23%	-42.70%	to	-43.62%
2007	0.95%	to	2.45%	6,280,053	14.70	to	13.24	89,962,290	0.58%	20.14%	to	18.41%
2006	0.95%	to	2.45%	6,317,661	12.24	to	11.19	75,594,854	0.61%	19.84%	to	18.14%
2005	0.95%	to	2.45%	6,562,646	10.21	to	9.47	65,724,366	2.03%	15.37%	to	13.71%
2004	0.95%	to	2.45%	7,335,175	8.85	to	8.33	63,897,239	0.65%	12.92%	to	11.35%
Ivy Fund VIP, Inc. - International Value (WRI2P)
2008	0.95%	to	2.25%	1,645,885	10.51	to	10.84	17,441,697	0.42%	-42.81%	to	-43.63%
2007	0.95%	to	2.25%	2,118,596	18.38	to	19.23	40,016,688	1.65%	8.83%	to	7.48%
2006	0.95%	to	2.25%	2,084,663	16.89	to	17.89	36,371,800	2.04%	28.39%	to	26.81%
2005	0.95%	to	2.25%	1,636,753	13.15	to	14.11	22,329,203	2.93%	10.11%	to	8.75%
2004	0.95%	to	2.15%	635,691	11.95	to	12.99	7,915,954	1.90%	19.46%	to	18.55	% (a) (b)
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2008	0.95%	to	2.05%	350,971	8.10	to	7.48	2,792,115	0.00%	-48.53%	to	-49.19%
2007	0.95%	to	2.20%	416,786	15.73	to	14.63	6,396,312	0.00%	5.47%	to	4.18%
2006	0.95%	to	2.20%	457,441	14.92	to	14.04	6,684,118	0.00%	11.20%	to	9.89%
2005	0.95%	to	2.20%	339,344	13.42	to	12.78	4,474,771	0.00%	19.72%	to	18.30%
2004	0.95%	to	2.05%	184,067	11.21	to	10.82	2,035,271	0.00%	12.05%	to	11.21	% (a) (b)
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2008	0.95%	to	2.25%	1,106,727	8.61	to	8.21	9,436,571	0.03%	-36.83%	to	-37.72%
2007	0.95%	to	2.50%	1,245,741	13.63	to	13.10	16,820,762	0.02%	11.54%	to	9.84%
2006	0.95%	to	2.50%	954,630	12.22	to	11.93	11,595,360	0.50%	7.53%	to	5.91%
2005	0.95%	to	2.50%	363,735	11.36	to	11.26	4,123,615	0.00%	13.61%	to	12.60	% (a) (b)
Ivy Fund VIP, Inc. - Money Market (WRMMP)
2008	0.95%	to	2.40%	6,113,637	11.28	to	10.04	67,435,079	2.09%	1.21%	to	-0.25%
2007	0.95%	to	2.40%	3,735,294	11.14	to	10.07	40,487,120	4.60%	3.62%	to	2.11%
2006	0.95%	to	2.40%	2,969,855	10.75	to	9.86	31,181,969	4.38%	3.33%	to	1.84%
2005	0.95%	to	2.40%	2,198,821	10.41	to	9.68	22,447,693	2.35%	1.52%	to	0.06%
2004	0.95%	to	2.40%	2,454,823	10.25	to	9.67	24,753,393	0.67%	-0.26%	to	-1.67%
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
2008	0.95%	to	2.25%	672,056	9.69	to	9.29	6,465,650	0.88%	-11.79%	to	-12.96%
2007	0.95%	to	2.50%	855,365	10.99	to	10.58	9,362,133	3.41%	2.42%	to	0.83%
2006	0.95%	to	2.50%	808,187	10.73	to	10.49	8,673,304	5.22%	3.78%	to	2.17%
2005	0.95%	to	2.50%	618,701	10.34	to	10.27	6,420,496	5.69%	1.03%	to	-0.53%
2004	0.95%	to	1.95%	226,204	10.23	to	10.36	2,332,148	3.85%	2.31%	to	1.89	% (a) (b)
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	0.95%	to	2.25%	1,068,301	9.24	to	9.24	9,871,352	0.54%	-36.65%	to	-37.57%
2007	0.95%	to	2.50%	1,285,756	14.58	to	14.67	19,058,804	0.52%	-16.87%	to	-18.14%
2006	0.95%	to	2.50%	1,572,126	17.53	to	17.92	28,157,201	0.86%	28.85%	to	26.96%
2005	0.95%	to	2.50%	1,139,421	13.61	to	14.12	15,880,114	1.84%	9.78%	to	8.17%
2004	0.95%	to	2.05%	541,343	12.40	to	13.09	6,915,677	1.05%	23.96%	to	23.43	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
2008	0.95%	to	2.45%	8,066,843	$9.49	to	8.41	$74,948,034	0.00%	-34.52%	to	-35.55%
2007	0.95%	to	2.50%	9,699,144	14.50	to	14.16	137,088,431	0.00%	23.18%	to	21.33%
2006	0.95%	to	2.50%	10,562,288	11.77	to	11.67	121,575,510	0.00%	6.85%	to	5.25%
2005	0.95%	to	2.50%	11,941,607	11.01	to	11.09	129,070,341	0.00%	16.13%	to	14.41%
2004	0.95%	to	2.50%	12,706,625	9.48	to	9.69	118,653,046	0.00%	15.15%	to	13.49%
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
2008	0.95%	to	2.45%	7,141,914	9.10	to	8.07	63,716,776	0.00%	-39.76%	to	-40.74%
2007	0.95%	to	2.50%	8,843,950	15.11	to	14.09	130,361,616	0.00%	12.43%	to	10.71%
2006	0.95%	to	2.50%	10,059,603	13.44	to	12.73	132,310,577	0.00%	4.06%	to	2.48%
2005	0.95%	to	2.50%	12,069,149	12.91	to	12.42	153,045,546	0.00%	11.81%	to	10.16%
2004	0.95%	to	2.50%	13,698,218	11.55	to	11.28	155,868,547	0.00%	13.21%	to	11.57%
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
2008	0.95%	to	2.05%	824,726	9.35	to	9.65	7,753,067	0.19%	-26.83%	to	-27.72%
2007	0.95%	to	2.15%	921,499	12.77	to	13.30	12,023,934	0.01%	-5.05%	to	-6.17%
2006	0.95%	to	2.15%	981,472	13.45	to	14.17	13,544,922	0.14%	15.74%	to	14.40%
2005	0.95%	to	2.15%	1,005,493	11.62	to	12.39	12,034,087	0.00%	3.16%	to	1.96%
2004	0.95%	to	2.15%	631,627	11.27	to	12.15	7,397,736	0.00%	12.66%	to	11.79	% (a) (b)
Ivy Fund VIP, Inc. - Value (WRVP)
2008	0.95%	to	2.45%	6,491,989	9.78	to	8.72	62,086,887	0.22%	-34.44%	to	-35.51%
2007	0.95%	to	2.45%	7,960,591	14.92	to	13.53	115,970,544	0.93%	0.92%	to	-0.55%
2006	0.95%	to	2.45%	9,004,271	14.78	to	13.60	130,384,387	1.02%	15.77%	to	14.07%
2005	0.95%	to	2.45%	10,933,745	12.77	to	11.93	137,210,472	1.38%	3.43%	to	1.93%
2004	0.95%	to	2.45%	11,755,346	12.34	to	11.70	143,146,407	1.13%	13.61%	to	12.03%
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	1.25%			7,919	11.54			91,385	2.94%	-17.11%
2006	1.25%			3,983	12.79			50,931	1.41%	9.04%
2005	1.25%			7,136	11.73			83,685	2.00%	6.32%
2004	1.25%			7,867	11.03			86,775	3.56%	6.94%
Tax qualified
2007	1.25%			2,342	13.93			32,613	1.73%	8.90%
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	0.95%	to	2.50%	15,992,721	6.59	to	8.75	105,562,337	0.01%	-44.84%	to	-45.72%
2007	0.95%	to	2.70%	19,196,350	11.94	to	15.84	237,096,056	0.17%	35.33%	to	33.04%
2006	0.95%	to	2.70%	20,957,631	8.83	to	11.90	208,004,922	0.13%	8.08%	to	6.22%
2005	0.95%	to	2.70%	25,585,852	8.17	to	11.21	235,739,185	0.01%	11.49%	to	9.60%
2004	0.95%	to	2.70%	29,018,242	7.32	to	10.22	240,430,077	0.02%	16.85%	to	14.86%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	0.95%	to	2.20%	5,376,361	2.70	to	2.41	14,382,179	0.09%	-44.50%	to	-45.21%
2007	0.95%	to	2.35%	7,228,127	4.87	to	4.33	34,779,860	0.30%	20.54%	to	18.90%
2006	0.95%	to	2.45%	10,187,641	4.04	to	3.61	40,276,993	0.00%	6.81%	to	5.25%
2005	0.95%	to	2.45%	12,377,329	3.78	to	3.43	45,930,367	0.00%	10.49%	to	8.85%
2004	0.95%	to	2.45%	15,268,291	3.43	to	3.15	51,426,185	0.00%	-0.39%	to	-1.84%
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2008	0.95%	to	2.40%	1,067,580	8.18	to	7.41	8,611,584	0.09%	-44.43%	to	-45.30%
2007	0.95%	to	2.40%	1,356,019	14.71	to	13.55	19,686,825	0.31%	20.59%	to	18.90%
2006	0.95%	to	2.55%	1,632,227	12.20	to	11.31	19,619,098	0.00%	6.92%	to	5.25%
2005	0.95%	to	2.40%	1,809,622	11.41	to	10.81	20,407,786	0.00%	10.27%	to	8.69%
2004	0.95%	to	2.40%	2,038,707	10.35	to	9.95	20,914,190	0.00%	-0.12%	to	-1.52%
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	0.95%	to	2.50%	140,574	11.38	to	10.41	1,579,143	0.67%	-36.85%	to	-37.84%
2007	0.95%	to	2.50%	177,353	18.02	to	16.74	3,150,367	0.47%	5.12%	to	3.47%
2006	0.95%	to	2.45%	204,029	17.14	to	16.25	3,456,456	0.10%	9.72%	to	8.11%
2005	0.95%	to	2.25%	312,325	15.63	to	15.11	4,849,120	1.55%	9.86%	to	8.49%
2004	0.95%	to	2.05%	355,509	14.22	to	13.96	5,037,861	1.76%	16.35%	to	15.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	0.95%	to	2.25%	6,684,942	$8.16	to	12.71	$54,098,651	2.65%	-52.68%	to	-53.36%
2007	0.95%	to	2.50%	8,694,808	17.24	to	26.63	153,997,686	0.44%	26.80%	to	24.96%
2006	0.95%	to	2.50%	10,413,775	13.60	to	21.31	164,415,764	1.85%	45.24%	to	43.19%
2005	0.95%	to	2.50%	12,338,040	9.36	to	14.88	134,879,076	0.99%	30.69%	to	28.76%
2004	0.95%	to	2.50%	14,665,587	7.16	to	11.56	122,981,313	0.79%	17.56%	to	15.84%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	0.95%	to	2.70%	4,486,666	13.87	to	12.35	61,384,776	2.75%	-52.66%	to	-53.56%
2007	0.95%	to	2.70%	6,157,632	29.30	to	26.59	178,045,971	0.44%	26.85%	to	24.76%
2006	0.95%	to	2.65%	6,727,631	23.10	to	21.36	153,417,136	2.17%	45.31%	to	43.03%
2005	0.95%	to	2.50%	5,457,024	15.90	to	15.02	85,809,891	1.07%	30.77%	to	28.84%
2004	0.95%	to	2.50%	4,947,582	12.16	to	11.66	59,657,128	0.84%	17.58%	to	15.86%
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
2008	0.95%	to	2.30%	1,228,220	9.59	to	9.00	11,674,270	1.12%	-33.84%	to	-34.81%
2007	0.95%	to	2.30%	2,001,101	14.50	to	13.81	28,780,769	0.96%	1.47%	to	0.14%
2006	0.95%	to	2.30%	3,023,212	14.29	to	13.79	42,901,825	0.64%	15.73%	to	14.22%
2005	0.95%	to	2.55%	5,126,253	12.35	to	12.03	63,040,445	0.19%	8.18%	to	6.51%
2004	0.95%	to	2.55%	2,153,173	11.41	to	11.29	24,534,399	0.00%	14.12%	to	12.92	% (a) (b)
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	0.95%	to	2.35%	3,139,734	9.25	to	8.53	28,745,640	3.94%	-14.25%	to	-15.46%
2007	0.95%	to	2.35%	4,927,107	10.78	to	10.09	52,802,423	2.80%	3.77%	to	2.30%
2006	0.95%	to	2.35%	5,053,380	10.39	to	9.86	52,415,451	3.28%	3.21%	to	1.76%
2005	0.95%	to	2.35%	4,630,463	10.07	to	9.69	46,690,045	2.91%	0.48%	to	-0.93%
2004	0.95%	to	2.35%	4,141,923	10.02	to	9.78	41,675,796	4.72%	-0.18%	to	-1.59%
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
2008	1.25%	to	2.25%	18,125	8.13	to	7.70	147,243	0.29%	-37.77%	to	-38.40%
2007	1.25%			19,750	13.07			258,168	0.09%	9.63%
2006	1.25%	to	2.25%	23,107	11.92	to	11.51	275,266	0.00%	5.97%	to	4.90%
2005	1.25%	to	2.25%	25,301	11.25	to	10.98	284,412	0.15%	2.93%	to	9.77	% (b)
2004	1.25%			20,161	10.93			220,403	0.00%	7.62%
Non-tax qualified
2007	2.25%			292	12.50			3,649	0.09%	8.51%
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
2008	1.50%	to	2.60%	234,916	5.65	to	5.24	1,299,560	0.00%	-52.32%	to	-52.86%
2007	1.50%	to	2.60%	259,737	11.85	to	11.11	3,023,470	0.00%	7.86%	to	6.65%
2006	1.50%	to	2.60%	304,947	10.98	to	10.42	3,298,879	0.00%	0.77%	to	-0.36%
2005	1.50%	to	2.60%	337,675	10.90	to	10.46	3,634,793	0.00%	1.32%	to	0.19%
2004	1.50%	to	2.60%	425,670	10.76	to	10.44	4,537,608	0.00%	12.66%	to	11.41%
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
2008	1.50%	to	2.60%	101,953	7.09	to	6.58	703,563	0.00%	-40.43%	to	-41.10%
2007	1.50%	to	2.60%	114,943	11.90	to	11.17	1,340,506	0.00%	0.71%	to	-0.42%
2006	1.50%	to	2.60%	143,980	11.82	to	11.21	1,675,133	0.00%	11.24%	to	10.00%
2005	1.50%	to	2.60%	162,284	10.62	to	10.19	1,702,676	0.00%	3.46%	to	2.31%
2004	1.50%	to	2.60%	201,354	10.27	to	9.96	2,048,276	0.00%	4.62%	to	3.45%
MFS(R) VIT - Value Series - Service Class (MVFSC)
2008	0.95%	to	2.65%	3,458,496	7.87	to	8.59	28,395,671	1.10%	-33.38%	to	-34.58%
2007	0.95%	to	2.65%	3,388,372	11.82	to	13.13	42,262,876	0.89%	6.57%	to	4.80%
2006	0.95%	to	2.60%	2,656,741	11.09	to	13.65	31,544,216	0.21%	10.91%	to	17.38	% (a)
2005	1.50%	to	2.60%	311,423	12.12	to	11.63	3,727,418	0.64%	4.87%	to	3.71%
2004	1.50%	to	2.60%	326,744	11.55	to	11.21	3,740,488	0.40%	13.10%	to	11.84%
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	0.95%	to	2.40%	3,842,337	7.67	to	7.37	29,292,495	2.23%	-30.44%	to	-31.51%
2007	0.95%	to	2.40%	4,327,066	11.03	to	10.77	47,520,986	2.50%	5.13%	to	3.63%
2006	0.95%	to	2.40%	2,062,762	10.49	to	10.39	21,601,072	3.35%	4.90%	to	3.89	% (a) (b)
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	0.95%	to	2.40%	3,167,010	9.54	to	9.17	30,019,929	4.89%	-10.73%	to	-12.05%
2007	0.95%	to	2.55%	3,680,238	10.68	to	10.40	39,146,057	9.06%	2.00%	to	0.37%
2006	0.95%	to	2.20%	1,263,418	10.47	to	10.39	13,209,750	0.99%	4.72%	to	3.86	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	0.95%	to	2.35%	2,607,903	$7.42	to	7.14	$19,230,688	2.63%	-39.22%	to	-40.13%
2007	0.95%	to	2.20%	2,609,463	12.20	to	11.95	31,717,801	2.69%	13.27%	to	11.84%
2006	0.95%	to	2.10%	1,678,343	10.77	to	10.69	18,050,298	0.13%	7.74%	to	6.91	% (a) (b)
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	0.95%	to	2.35%	3,724,440	6.31	to	6.07	23,357,171	2.02%	-44.74%	to	-45.59%
2007	0.95%	to	2.20%	3,258,610	11.41	to	11.18	37,045,639	0.62%	10.83%	to	9.48%
2006	0.95%	to	2.20%	2,097,865	10.30	to	10.21	21,564,598	1.17%	2.99%	to	2.12	% (a) (b)
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	0.95%	to	2.40%	1,149,098	6.03	to	5.88	6,904,722	2.50%	-38.65%	to	-39.62%
2007	0.95%	to	2.00%	537,058	9.83	to	9.76	5,271,094	2.43%	-1.71%	to	-2.40	% (a) (b)
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
2008	0.95%	to	1.65%	203,409	6.37	to	6.34	1,293,902	1.60%	-36.28%	to	-36.63	% (a) (b)
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
2008	0.95%	to	1.65%	382,103	7.94	to	7.90	3,028,279	1.57%	-20.62%	to	-20.99	% (a) (b)
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2008	0.95%	to	1.80%	559,727	7.21	to	7.17	4,026,132	1.69%	-27.86%	to	-28.31	% (a) (b)
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
2008	0.95%	to	2.00%	283,337	9.09	to	9.03	2,573,288	1.66%	-9.09%	to	-9.74	% (a) (b)
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
2008	0.95%	to	1.85%	742,815	7.57	to	7.52	5,617,401	1.74%	-24.27%	to	-24.76	% (a) (b)
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2008	0.95%	to	1.65%	303,444	6.85	to	6.81	2,076,138	1.62%	-31.50%	to	-31.86	% (a) (b)
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2008	0.95%	to	1.85%	445,889	8.32	to	8.27	3,703,801	2.01%	-16.81%	to	-17.31	% (a) (b)
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	0.95%	to	2.05%	109,155	9.88	to	9.81	1,077,426	3.03%	-1.18%	to	-1.91	% (a) (b)
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
2008	1.50%	to	2.50%	10,259	9.82	to	9.76	100,446	3.99%	-1.76%	to	-2.43	% (a) (b)
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	0.95%	to	2.30%	3,127,646	11.21	to	9.12	33,826,109	8.67%	-28.67%	to	-29.68%
2007	0.95%	to	2.30%	4,627,823	15.72	to	12.97	69,992,650	7.15%	2.15%	to	0.79%
2006	0.95%	to	2.50%	6,422,082	15.39	to	12.66	95,058,287	6.90%	9.56%	to	7.88%
2005	0.95%	to	2.50%	8,998,545	14.05	to	11.74	121,811,097	6.73%	1.41%	to	-0.14%
2004	0.95%	to	2.65%	16,155,881	13.85	to	11.65	216,070,644	6.95%	9.05%	to	7.24%
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	0.95%	to	2.65%	4,616,958	8.35	to	7.84	38,241,066	7.69%	-28.78%	to	-30.04%
2007	0.95%	to	2.65%	3,454,996	11.73	to	11.21	40,229,839	7.23%	2.18%	to	0.46%
2006	0.95%	to	2.65%	5,044,302	11.47	to	11.16	57,586,745	7.11%	9.55%	to	7.71%
2005	0.95%	to	2.65%	3,808,514	10.47	to	10.36	39,805,529	8.70%	4.74%	to	3.56	% (a) (b)
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2008	0.95%	to	2.10%	117,608	14.40	to	11.28	1,661,841	1.11%	-58.16%	to	-58.71%
2007	0.95%	to	2.15%	168,853	34.42	to	27.22	5,566,627	0.66%	44.19%	to	42.63%
2006	0.95%	to	2.15%	210,317	23.87	to	19.08	4,768,329	0.70%	35.42%	to	33.95%
2005	0.95%	to	2.15%	260,253	17.63	to	14.25	4,361,320	0.58%	31.38%	to	29.92%
2004	0.95%	to	2.15%	284,119	13.42	to	10.97	3,633,362	0.85%	19.60%	to	18.31%
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	0.95%	to	2.65%	2,568,733	15.77	to	14.09	39,928,488	1.05%	-58.23%	to	-59.01%
2007	0.95%	to	2.65%	4,177,260	37.76	to	34.38	155,857,887	0.66%	44.16%	to	41.87%
2006	0.95%	to	2.65%	4,406,546	26.19	to	24.23	114,010,525	0.72%	35.35%	to	33.20%
2005	0.95%	to	2.45%	4,965,345	19.35	to	18.33	95,170,769	0.52%	31.40%	to	29.54%
2004	0.95%	to	2.35%	3,106,247	14.73	to	14.19	45,429,179	1.04%	19.61%	to	18.08%
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
2008	1.50%	to	2.50%	57,587	12.25	to	11.68	694,612	0.97%	-58.50%	to	-58.92%
2007	1.50%	to	2.60%	83,699	29.52	to	28.34	2,439,812	0.63%	43.26%	to	41.65%
2006	1.50%	to	2.60%	68,138	20.61	to	20.00	1,391,052	0.65%	34.51%	to	33.02%
2005	1.50%	to	2.45%	39,305	15.32	to	15.08	598,733	0.49%	30.51%	to	29.25%
2004	1.50%	to	2.20%	13,294	11.74	to	11.68	155,709	1.69%	17.39%	to	16.84	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2008	1.25%			1,501	$15.22			$22,846	2.73%	-33.78%
2007	1.25%			3,488	22.98			80,150	2.52%	18.92%
2006	1.25%			3,870	19.32			74,779	2.52%	35.85%
2005	1.25%			4,277	14.22			60,835	2.07%	5.06%
2004	1.25%			5,693	13.54			77,075	1.27%	28.34%
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2008	0.95%	to	2.65%	1,126,815	14.35	to	12.75	15,873,203	2.95%	-33.54%	to	-34.72%
2007	0.95%	to	2.65%	1,589,344	21.59	to	19.54	33,738,996	2.31%	19.24%	to	17.31%
2006	0.95%	to	2.40%	2,128,548	18.11	to	16.87	38,016,144	2.48%	36.29%	to	34.39%
2005	0.95%	to	2.55%	1,719,422	13.29	to	12.48	22,577,766	2.40%	5.47%	to	3.87%
2004	0.95%	to	2.55%	1,576,428	12.60	to	12.01	19,709,923	1.30%	28.71%	to	26.76%
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	0.95%	to	1.85%	95,197	8.51	to	7.90	799,141	1.41%	-46.57%	to	-47.06%
2007	0.95%	to	1.85%	100,313	15.94	to	14.92	1,534,448	0.42%	25.93%	to	24.78%
2006	0.95%	to	2.10%	121,194	12.65	to	10.95	1,468,870	1.17%	31.71%	to	30.34%
2005	0.95%	to	2.10%	138,198	9.61	to	8.40	1,272,654	0.96%	28.98%	to	27.58%
2004	0.95%	to	2.10%	158,756	7.45	to	6.58	1,138,344	0.76%	13.11%	to	11.91%
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2008	0.95%	to	2.65%	1,835,707	13.51	to	12.07	24,390,061	1.24%	-46.55%	to	-47.52%
2007	0.95%	to	2.65%	2,612,842	25.28	to	22.99	65,136,925	0.44%	25.93%	to	23.91%
2006	0.95%	to	2.45%	2,362,026	20.07	to	18.73	46,790,507	1.12%	31.69%	to	29.87%
2005	0.95%	to	2.55%	1,621,932	15.24	to	14.37	24,441,820	0.83%	28.94%	to	26.97%
2004	0.95%	to	2.15%	665,501	11.82	to	11.44	7,803,470	1.00%	13.27%	to	12.01%
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	1.25%			5,501	5.46			30,035	1.01%	-45.38%			(a) (b)
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
2008	0.95%	to	2.20%	726,959	11.16	to	7.64	7,984,545	0.74%	-44.87%	to	-45.57%
2007	0.95%	to	2.20%	930,932	20.25	to	14.04	18,529,122	0.39%	18.75%	to	17.25%
2006	0.95%	to	2.50%	1,244,511	17.05	to	12.53	20,854,713	0.82%	24.69%	to	22.86%
2005	0.95%	to	2.50%	1,665,870	13.67	to	10.20	22,435,929	0.92%	18.21%	to	16.45%
2004	0.95%	to	2.50%	1,993,649	11.57	to	8.76	22,767,882	0.00%	14.57%	to	12.87%
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
2008	0.95%	to	2.20%	421,671	15.03	to	13.99	6,267,551	0.65%	-44.86%	to	-45.55%
2007	0.95%	to	2.30%	672,810	27.26	to	25.68	18,153,268	0.53%	18.80%	to	17.29%
2006	0.95%	to	2.45%	716,442	22.95	to	21.77	16,294,946	0.93%	24.62%	to	22.85%
2005	0.95%	to	2.40%	703,872	18.42	to	17.75	12,874,064	0.71%	18.21%	to	16.57%
2004	0.95%	to	2.40%	448,762	15.58	to	15.22	6,962,507	0.00%	14.57%	to	12.99%
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
2008	1.25%			346	9.69			3,353	1.82%	-46.95%
2007	1.25%			1,311	18.27			23,954	3.02%	-2.30%
2006	1.25%			1,731	18.70			32,372	1.24%	18.82%
2005	1.25%			2,396	15.74			37,710	1.26%	9.77%
2004	1.25%			3,093	14.34			44,349	1.54%	19.48%
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
2008	0.95%	to	2.40%	450,548	10.18	to	9.20	4,511,348	2.07%	-46.73%	to	-47.60%
2007	0.95%	to	2.65%	451,291	19.11	to	17.29	8,480,901	2.92%	-2.07%	to	-3.71%
2006	0.95%	to	2.65%	674,775	19.51	to	17.96	12,967,114	2.05%	19.20%	to	17.25%
2005	0.95%	to	2.60%	740,148	16.37	to	15.35	11,984,534	1.58%	10.12%	to	8.35%
2004	0.95%	to	2.60%	614,645	14.86	to	14.17	9,063,639	1.77%	19.98%	to	18.11%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.95%	to	2.70%	25,449,213	16.88	to	12.95	401,600,441	4.25%	6.70%	to	4.84%
2007	0.95%	to	2.55%	29,988,338	15.82	to	12.52	441,809,358	4.36%	6.13%	to	4.44%
2006	0.95%	to	2.55%	34,986,437	14.91	to	11.99	483,859,446	3.96%	2.36%	to	0.72%
2005	0.95%	to	2.60%	42,401,094	14.56	to	11.86	575,425,464	3.64%	2.29%	to	0.60%
2004	0.95%	to	2.60%	48,795,618	14.24	to	11.79	649,792,719	5.35%	2.28%	to	0.59%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Government Bond Fund - Class II (GBF2)
2008	1.50%	to	2.60%	1,063,595	$12.54	to	11.63	$13,041,427	3.97%	5.87%	to	4.69%
2007	1.50%	to	2.60%	1,206,275	11.84	to	11.11	14,003,822	4.17%	5.30%	to	4.12%
2006	1.50%	to	2.60%	1,305,790	11.24	to	10.67	14,449,913	3.79%	1.46%	to	0.33%
2005	1.50%	to	2.60%	1,433,490	11.08	to	10.64	15,694,602	3.40%	1.47%	to	0.34%
2004	1.50%	to	2.60%	1,628,935	10.92	to	10.60	17,636,604	5.11%	1.47%	to	0.33%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	0.95%	to	2.50%	4,801,429	5.67	to	3.62	26,271,368	0.27%	-39.29%	to	-40.29%
2007	0.95%	to	2.50%	6,528,710	9.34	to	6.06	58,670,198	0.17%	18.40%	to	16.62%
2006	0.95%	to	2.50%	8,225,494	7.89	to	5.20	62,375,925	0.05%	5.16%	to	3.55%
2005	0.95%	to	2.50%	10,681,078	7.50	to	5.02	77,433,925	0.08%	5.49%	to	3.88%
2004	0.95%	to	2.50%	12,847,793	7.11	to	4.83	88,536,579	0.31%	7.13%	to	5.52%
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
2008	1.25%			6,333	10.66			67,510	0.29%	-26.15%
2007	1.25%			7,058	14.43			101,855	0.08%	11.74%
2006	1.25%			7,575	12.92			97,832	0.00%	1.43%
2005	1.25%			8,212	12.73			104,566	0.00%	7.09%
2004	1.25%			8,804	11.89			104,685	0.00%	6.51%
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	0.95%	to	2.65%	1,656,216	11.12	to	9.87	18,079,598	0.26%	-25.94%	to	-27.26%
2007	0.95%	to	2.65%	1,469,574	15.01	to	13.57	21,665,919	0.07%	12.15%	to	10.26%
2006	0.95%	to	2.65%	1,954,346	13.38	to	12.31	25,738,556	0.00%	1.73%	to	0.01%
2005	0.95%	to	2.65%	2,518,573	13.16	to	12.31	32,740,994	0.00%	7.40%	to	5.60%
2004	0.95%	to	2.65%	2,433,103	12.25	to	11.65	29,522,923	0.00%	6.82%	to	5.06%
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
2008	0.95%	to	2.20%	274,031	6.65	to	6.43	1,817,251	1.83%	-43.63%	to	-44.42%
2007	0.95%	to	2.20%	362,329	11.80	to	11.56	4,265,033	1.50%	8.34%	to	6.97%
2006	0.95%	to	2.25%	115,357	10.89	to	10.80	1,254,445	1.67%	8.94%	to	7.99	% (a) (b)
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.95%	to	2.65%	4,774,409	9.90	to	8.79	46,171,625	2.06%	-37.44%	to	-38.58%
2007	0.95%	to	2.65%	5,211,450	15.82	to	14.31	80,716,360	1.96%	4.95%	to	3.20%
2006	0.95%	to	2.65%	6,062,158	15.08	to	13.86	89,691,367	2.02%	15.76%	to	13.85%
2005	0.95%	to	2.65%	5,839,704	13.02	to	12.18	74,890,629	1.87%	6.91%	to	5.13%
2004	0.95%	to	2.65%	5,429,388	12.18	to	11.58	65,348,850	1.69%	12.94%	to	11.10%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.95%	to	2.65%	6,279,027	11.54	to	10.25	70,932,244	3.37%	-6.92%	to	-8.51%
2007	0.95%	to	2.65%	7,077,704	12.40	to	11.20	86,027,776	3.28%	4.37%	to	2.60%
2006	0.95%	to	2.65%	8,816,232	11.88	to	10.91	102,990,687	3.08%	5.16%	to	3.38%
2005	0.95%	to	2.65%	9,613,350	11.29	to	10.56	107,088,116	2.76%	2.33%	to	0.60%
2004	0.95%	to	2.65%	10,005,688	11.04	to	10.50	109,291,782	2.33%	3.66%	to	1.91%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.95%	to	2.65%	25,414,593	10.71	to	9.51	265,963,303	2.73%	-23.93%	to	-25.27%
2007	0.95%	to	2.65%	32,085,878	14.08	to	12.73	442,506,944	2.66%	4.65%	to	2.89%
2006	0.95%	to	2.65%	36,140,122	13.45	to	12.37	477,611,346	2.40%	10.30%	to	8.45%
2005	0.95%	to	2.65%	37,043,015	12.20	to	11.40	445,329,806	2.28%	4.35%	to	2.60%
2004	0.95%	to	2.65%	35,448,745	11.69	to	11.12	409,682,246	2.05%	8.50%	to	6.70%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.95%	to	2.85%	14,184,832	10.31	to	9.03	142,707,758	2.41%	-32.04%	to	-33.40%
2007	0.95%	to	2.85%	17,437,628	15.17	to	13.55	258,849,290	2.30%	5.14%	to	3.17%
2006	0.95%	to	2.85%	19,708,022	14.43	to	13.14	278,982,910	2.19%	13.46%	to	11.34%
2005	0.95%	to	2.85%	20,208,078	12.72	to	11.80	253,047,764	2.10%	6.06%	to	4.08%
2004	0.95%	to	2.85%	18,307,486	11.99	to	11.34	216,903,970	1.80%	11.03%	to	8.98%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.95%	to	2.65%	9,861,417	11.20	to	9.95	107,990,890	3.08%	-15.85%	to	-17.32%
2007	0.95%	to	2.65%	11,879,449	13.31	to	12.03	154,894,244	3.02%	4.85%	to	3.08%
2006	0.95%	to	2.65%	13,785,352	12.70	to	11.67	171,885,452	2.72%	7.40%	to	5.59%
2005	0.95%	to	2.65%	15,406,649	11.82	to	11.06	179,533,287	2.60%	3.50%	to	1.75%
2004	0.95%	to	2.65%	15,686,074	11.42	to	10.86	177,228,363	2.25%	6.14%	to	4.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.95%	to	2.35%	6,114,999	$9.64	to	7.70	$57,262,331	2.68%	-26.26%	to	-27.34%
2007	0.95%	to	2.40%	8,194,862	13.07	to	10.55	103,890,742	2.20%	3.63%	to	2.15%
2006	0.95%	to	2.65%	10,363,591	12.61	to	10.12	126,752,943	2.25%	11.19%	to	9.32%
2005	0.95%	to	2.65%	12,798,198	11.34	to	9.26	141,266,241	1.96%	1.57%	to	-0.14%
2004	0.95%	to	2.65%	14,529,688	11.17	to	9.27	158,341,735	1.94%	7.46%	to	5.67%
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
2008	0.95%	to	1.65%	53,319	9.87	to	9.82	525,408	3.84%	-1.34%	to	-1.80	% (a) (b)
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	0.95%	to	2.65%	3,026,086	8.25	to	5.91	25,366,292	0.00%	-46.62%	to	-47.62%
2007	0.95%	to	2.65%	4,466,109	15.46	to	11.28	70,146,887	0.00%	7.97%	to	6.16%
2006	0.95%	to	2.65%	5,554,033	14.36	to	10.63	80,969,198	0.00%	8.87%	to	7.06%
2005	0.95%	to	2.65%	6,941,684	13.19	to	9.93	93,142,769	0.00%	8.70%	to	6.90%
2004	0.95%	to	2.65%	7,830,003	12.13	to	9.29	96,860,973	0.00%	14.24%	to	12.37%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.95%	to	2.45%	7,039,039	15.16	to	11.88	110,411,233	1.23%	-37.07%	to	-38.08%
2007	0.95%	to	2.70%	9,280,128	24.09	to	18.75	231,258,728	1.40%	6.53%	to	4.70%
2006	0.95%	to	2.70%	12,312,327	22.62	to	17.90	289,809,079	1.14%	8.85%	to	6.99%
2005	0.95%	to	2.70%	14,674,682	20.78	to	16.74	316,647,935	1.01%	11.04%	to	9.15%
2004	0.95%	to	2.70%	15,860,940	18.71	to	15.33	308,684,977	0.54%	14.63%	to	12.71%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.95%	to	2.70%	55,065,021	12.96	to	10.35	684,634,966	2.01%	1.08%	to	-0.69%
2007	0.95%	to	2.70%	49,223,324	12.82	to	10.43	604,987,318	4.73%	3.79%	to	1.97%
2006	0.95%	to	2.60%	45,891,908	12.35	to	10.07	541,867,251	4.73%	3.54%	to	1.82%
2005	0.95%	to	2.60%	45,063,953	11.93	to	9.89	515,102,832	2.84%	1.70%	to	0.01%
2004	0.95%	to	2.60%	47,255,568	11.73	to	9.89	533,222,860	0.88%	-0.15%	to	-1.81%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	0.95%	to	2.20%	634,973	6.10	to	6.04	3,869,465	0.11%	-38.99%	to	-39.56	% (a) (b)
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
2008	1.25%			249	9.24			2,301	1.55%	-47.15%
2006	1.25%			290	17.24			5,000	1.84%	20.88%
2005	1.25%			313	14.26			4,465	1.14%	10.39%
2004	1.25%			336	12.92			4,341	2.07%	18.50%
Non-tax qualified
2007	1.25%			269	17.49			4,704	1.71%	1.42%
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	0.95%	to	2.25%	1,767,075	12.04	to	11.20	21,040,830	1.71%	-46.84%	to	-47.63%
2007	0.95%	to	2.40%	2,772,176	22.65	to	21.23	62,192,874	2.18%	1.95%	to	0.51%
2006	0.95%	to	2.65%	3,773,123	22.22	to	20.92	83,144,686	2.01%	21.58%	to	19.60%
2005	0.95%	to	2.65%	3,202,480	18.28	to	17.49	58,153,730	1.57%	10.99%	to	9.16%
2004	0.95%	to	2.40%	2,138,241	16.47	to	16.09	35,083,705	1.85%	19.12%	to	17.51%
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
2008	1.50%	to	2.60%	78,668	8.13	to	7.71	631,418	1.60%	-47.26%	to	-47.85%
2007	1.50%	to	2.60%	106,356	15.41	to	14.79	1,622,051	2.12%	1.15%	to	0.01%
2006	1.50%	to	2.60%	110,527	15.23	to	14.79	1,669,584	2.05%	20.58%	to	19.23%
2005	1.50%	to	2.45%	67,378	12.63	to	12.43	847,614	1.29%	10.13%	to	9.07%
2004	1.50%	to	2.20%	28,799	11.47	to	11.42	329,969	0.49%	14.72%	to	14.18	% (a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	0.95%	to	1.60%	8,873	6.32	to	6.30	56,087	0.27%	-36.76%	to	-37.04	% (a) (b)
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2008	0.95%	to	2.20%	14,426	6.31	to	6.25	90,859	0.69%	-36.92%	to	-37.45	% (a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	0.95%	to	2.20%	246,427	6.24	to	6.18	1,535,794	0.00%	-37.60%	to	-38.17	% (a) (b)
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	0.95%	to	2.20%	457,440	6.71	to	6.65	3,067,897	1.04%	-32.85%	to	-33.46	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	0.95%	to	2.65%	2,959,328	$9.31	to	7.87	$26,975,411	0.00%	-46.93%	to	-47.93%
2007	0.95%	to	2.65%	3,798,082	17.55	to	15.12	65,218,049	0.00%	8.70%	to	6.87%
2006	0.95%	to	2.65%	5,120,028	16.14	to	14.15	80,726,968	0.00%	2.23%	to	0.52%
2005	0.95%	to	2.65%	5,993,892	15.79	to	14.08	92,742,674	0.00%	7.07%	to	5.29%
2004	0.95%	to	2.65%	6,907,587	14.75	to	13.37	100,140,193	0.00%	12.34%	to	10.48%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2008	1.50%	to	2.60%	93,131	6.47	to	6.00	588,793	0.00%	-47.34%	to	-47.93%
2007	1.50%	to	2.60%	103,133	12.28	to	11.52	1,241,038	0.00%	7.85%	to	6.64%
2006	1.50%	to	2.60%	122,637	11.38	to	10.80	1,373,239	0.00%	1.44%	to	0.31%
2005	1.50%	to	2.60%	180,755	11.22	to	10.77	2,007,699	0.00%	6.12%	to	4.94%
2004	1.50%	to	2.60%	205,976	10.57	to	10.26	2,160,538	0.00%	11.47%	to	10.23%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.95%	to	2.85%	6,639,101	16.00	to	13.60	120,429,640	1.07%	-32.80%	to	-34.17%
2007	0.95%	to	2.85%	9,022,810	23.81	to	20.66	244,691,979	1.12%	-7.78%	to	-9.53%
2006	0.95%	to	2.85%	12,096,038	25.82	to	22.84	359,425,766	0.44%	16.18%	to	14.02%
2005	0.95%	to	2.85%	15,479,024	22.22	to	20.03	393,884,010	0.06%	2.10%	to	0.19%
2004	0.95%	to	2.85%	18,902,563	21.77	to	19.99	470,375,470	0.00%	16.18%	to	14.10%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2008	1.50%	to	2.60%	148,938	8.98	to	8.33	1,308,555	0.86%	-33.32%	to	-34.06%
2007	1.50%	to	2.60%	199,657	13.47	to	12.64	2,640,730	0.94%	-8.63%	to	-9.66%
2006	1.50%	to	2.60%	241,778	14.74	to	13.99	3,513,687	0.22%	15.35%	to	14.06%
2005	1.50%	to	2.60%	265,601	12.78	to	12.26	3,359,146	0.00%	1.24%	to	0.12%
2004	1.50%	to	2.60%	288,728	12.62	to	12.25	3,616,650	0.00%	15.24%	to	13.96%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.95%	to	2.65%	7,666,352	14.10	to	12.51	117,309,267	0.78%	-38.78%	to	-39.91%
2007	0.95%	to	2.70%	10,099,992	23.03	to	20.72	253,285,980	0.08%	1.16%	to	-0.59%
2006	0.95%	to	2.70%	12,928,900	22.77	to	20.84	324,063,535	0.10%	10.98%	to	9.08%
2005	0.95%	to	2.70%	15,568,695	20.51	to	19.11	350,774,843	0.00%	11.25%	to	9.37%
2004	0.95%	to	2.70%	17,198,697	18.44	to	17.47	348,300,700	0.00%	17.89%	to	15.93%
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
2008	1.50%	to	2.60%	281,038	9.38	to	8.70	2,575,248	0.59%	-39.28%	to	-39.96%
2007	1.50%	to	2.60%	316,449	15.45	to	14.50	4,795,091	0.00%	0.36%	to	-0.77%
2006	1.50%	to	2.60%	350,572	15.39	to	14.61	5,311,628	0.05%	10.08%	to	8.85%
2005	1.50%	to	2.60%	364,034	13.98	to	13.42	5,027,436	0.00%	10.33%	to	9.10%
2004	1.50%	to	2.60%	386,685	12.67	to	12.30	4,856,465	0.00%	17.00%	to	15.70%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.95%	to	2.65%	13,778,445	8.97	to	6.33	122,081,060	1.37%	-42.11%	to	-43.17%
2007	0.95%	to	2.65%	18,302,786	15.50	to	11.15	279,523,271	1.05%	7.15%	to	5.36%
2006	0.95%	to	2.65%	23,824,168	14.47	to	10.58	339,222,705	1.04%	12.55%	to	10.67%
2005	0.95%	to	2.65%	29,996,004	12.85	to	9.56	380,305,497	0.88%	6.42%	to	4.65%
2004	0.95%	to	2.65%	35,853,013	12.08	to	9.13	427,878,572	1.23%	8.71%	to	6.91%
Nationwide VIT - Nationwide Fund - Class II (TRF2)
2008	1.50%	to	2.60%	87,219	7.86	to	7.29	671,229	1.14%	-42.49%	to	-43.13%
2007	1.50%	to	2.60%	115,811	13.66	to	12.82	1,545,946	0.76%	6.27%	to	5.07%
2006	1.50%	to	2.60%	181,993	12.86	to	12.20	2,282,112	0.92%	11.70%	to	10.46%
2005	1.50%	to	2.60%	195,744	11.51	to	11.05	2,210,461	0.67%	5.44%	to	4.26%
2004	1.50%	to	2.60%	228,367	10.92	to	10.59	2,461,950	1.03%	7.89%	to	6.69%
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
2008	1.25%			221	8.28			1,830	0.78%	-50.53%
2006	1.25%			263	15.20			3,997	0.85%	14.60%
2005	1.25%			286	13.26			3,793	1.19%	8.94%
2004	1.25%			311	12.17			3,786	0.38%	17.31%
Non-tax qualified
2007	1.25%			241	16.74			4,035	1.07%	10.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
2008	0.95%	to	2.25%	663,781	$9.23	to	8.43	$6,047,515	0.76%	-50.42%	to	-51.13%
2007	0.95%	to	2.25%	854,701	18.61	to	17.25	15,708,795	0.96%	10.49%	to	9.10%
2006	0.95%	to	2.65%	1,305,544	16.84	to	15.50	21,591,447	0.73%	15.02%	to	13.12%
2005	0.95%	to	2.65%	974,521	14.64	to	13.70	14,087,780	1.51%	9.26%	to	7.46%
2004	0.95%	to	2.25%	517,620	13.40	to	12.90	6,878,568	0.39%	17.64%	to	16.19%
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	0.95%	to	1.65%	24,053	5.15	to	5.12	123,576	0.00%	-48.51%	to	-48.75	% (a) (b)
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
2008	0.95%	to	2.20%	1,045,538	6.14	to	6.08	6,412,440	0.50%	-38.61%	to	-39.18	% (a) (b)
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	0.95%	to	2.20%	208,273	9.88	to	9.80	2,054,736	2.36%	-1.20%	to	-2.03	% (a) (b)
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2008	0.95%	to	1.90%	374,006	2.02	to	1.86	747,529	0.00%	-49.06%	to	-49.55%
2007	0.95%	to	2.20%	455,623	3.96	to	4.45	1,833,559	0.00%	18.95%	to	17.53%
2006	0.95%	to	2.20%	572,880	3.33	to	3.78	1,988,895	0.00%	10.12%	to	8.78%
2005	0.95%	to	2.20%	788,346	3.02	to	2.83	2,499,299	0.00%	-1.46%	to	-2.70%
2004	0.95%	to	2.20%	997,831	3.07	to	3.57	3,219,904	0.00%	3.32%	to	2.08%
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	0.95%	to	2.40%	530,725	7.45	to	6.75	3,893,594	0.00%	-49.08%	to	-49.89%
2007	0.95%	to	2.55%	1,242,540	14.64	to	13.36	17,936,450	0.00%	19.04%	to	17.20%
2006	0.95%	to	2.40%	1,016,600	12.30	to	11.48	12,346,090	0.00%	10.03%	to	8.47%
2005	0.95%	to	2.40%	916,675	11.18	to	10.59	10,136,663	0.00%	-1.46%	to	-2.91%
2004	0.95%	to	2.40%	1,321,233	11.34	to	10.90	14,861,753	0.00%	3.29%	to	1.84%
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	1.25%	to	2.25%	32,147	10.39	to	7.74	303,734	0.00%	-42.03%	to	-42.62%
2007	1.25%	to	2.25%	29,414	17.91	to	13.48	491,713	0.00%	20.95%	to	19.72%
2006	1.25%	to	2.25%	30,749	14.81	to	11.26	430,940	0.36%	-1.53%	to	-2.53%
2005	1.25%	to	2.25%	21,415	15.04	to	11.55	316,390	0.00%	10.57%	to	15.52	% (b)
2004	1.25%			17,830	13.60			242,559	0.00%	11.00%
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
2008	0.95%	to	2.60%	806,416	9.76	to	8.69	7,732,189	0.00%	-41.82%	to	-42.79%
2007	0.95%	to	2.60%	1,182,851	16.78	to	15.19	19,501,101	0.00%	21.26%	to	19.23%
2006	0.95%	to	2.65%	1,642,957	13.84	to	12.72	22,390,777	0.25%	-1.23%	to	-2.89%
2005	0.95%	to	2.65%	1,991,805	14.01	to	13.10	27,583,203	0.00%	10.93%	to	9.10%
2004	0.95%	to	2.60%	1,936,359	12.63	to	12.02	24,247,683	0.00%	11.38%	to	9.52%
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	0.95%	to	2.65%	3,874,794	8.43	to	6.06	32,033,298	1.92%	-37.59%	to	-38.75%
2007	0.95%	to	2.60%	5,253,145	13.51	to	9.94	69,826,598	1.77%	-3.15%	to	-4.72%
2006	0.95%	to	2.60%	6,614,484	13.95	to	10.43	90,688,992	1.68%	14.81%	to	12.95%
2005	0.95%	to	2.60%	7,349,707	12.15	to	9.24	88,152,657	1.60%	3.26%	to	1.59%
2004	0.95%	to	2.60%	8,373,849	11.77	to	9.09	97,664,621	1.30%	16.38%	to	14.55%
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	0.95%	to	2.60%	6,067,116	12.37	to	10.39	73,652,612	6.83%	-18.08%	to	-19.44%
2007	0.95%	to	2.60%	9,025,394	15.10	to	12.83	133,623,996	3.91%	3.63%	to	1.91%
2006	0.95%	to	2.65%	10,669,793	14.57	to	12.54	152,161,010	3.94%	3.84%	to	2.08%
2005	0.95%	to	2.65%	12,458,176	14.03	to	12.28	171,819,314	3.90%	1.21%	to	-0.50%
2004	0.95%	to	2.65%	12,983,235	13.86	to	12.34	177,337,309	4.89%	5.52%	to	3.74%
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	0.95%	to	1.95%	155,589	5.61	to	5.57	871,617	4.12%	-43.89%	to	-44.27	% (a) (b)
Neuberger Berman AMT - Focus Portfolio - Class I (AMFOS)
2005	1.50%	to	2.60%	39,503	21.03	to	20.18	816,015	0.00%	-1.60%	to	-2.70%
2004	1.50%	to	2.60%	45,622	21.37	to	20.74	963,014	0.00%	4.62%	to	3.45%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	0.95%	to	2.65%	3,174,895	$13.25	to	7.86	$38,909,878	0.51%	-37.84%	to		-38.97%
2007	0.95%	to	2.30%	4,032,425	21.32	to	13.29	80,055,450	0.26%	6.36%	to		4.97%
2006	0.95%	to	2.30%	5,156,402	20.04	to	12.66	95,524,513	0.63%	12.30%	to		10.83%
2005	0.95%	to	2.40%	6,511,626	17.85	to	11.34	107,576,898	0.15%	7.36%	to		5.85%
2004	0.95%	to	2.40%	7,395,161	16.62	to	10.72	114,487,471	0.12%	14.71%	to		13.13%
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	0.95%	to	2.20%	266,109	5.63	to	7.39	1,559,540	0.00%	-46.95%	to		-47.70%
2007	0.95%	to	2.40%	1,121,173	10.61	to	14.06	12,875,434	2.30%	2.23%	to		0.79%
2006	0.95%	to	2.40%	506,394	10.38	to	13.95	5,724,548	0.37%	3.83%	to	2.87	% (a) (b)
2005	1.25%			812	11.65			9,462	0.21%	16.53%			(a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
2008	0.95%	to	2.30%	4,899,483	15.00	to	8.04	66,348,641	0.00%	-43.91%	to		-44.73%
2007	0.95%	to	2.35%	6,698,477	26.75	to	14.48	160,332,215	0.00%	21.36%	to		19.74%
2006	0.95%	to	2.65%	8,624,822	22.04	to	11.80	167,202,644	0.00%	13.61%	to		11.74%
2005	0.95%	to	2.65%	10,420,932	19.40	to	10.56	179,006,315	0.00%	12.66%	to		10.81%
2004	0.95%	to	2.65%	12,187,318	17.22	to	9.53	186,500,405	0.00%	15.20%	to		13.31%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	0.95%	to	2.40%	5,238,503	8.40	to	6.90	45,631,990	0.46%	-52.85%	to		-53.60%
2007	0.95%	to	2.65%	7,015,661	17.81	to	14.54	129,223,624	0.60%	8.29%	to		6.48%
2006	0.95%	to	2.65%	9,274,134	16.45	to	13.66	158,663,346	0.69%	11.18%	to		9.33%
2005	0.95%	to	2.65%	11,757,754	14.79	to	12.49	180,431,475	1.02%	16.93%	to		15.02%
2004	0.95%	to	2.35%	9,929,548	12.65	to	11.06	130,061,644	0.01%	17.85%	to		16.28%
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	0.95%	to	2.15%	408,423	5.58	to	6.65	2,329,001	0.85%	-46.46%	to		-47.19%
2007	0.95%	to	2.15%	536,697	10.42	to	12.60	5,708,166	0.46%	2.07%	to		0.87%
2006	0.95%	to	2.05%	461,292	10.20	to	12.51	4,821,327	0.66%	2.04%	to	1.31	% (a) (b)
2005	1.25%	to	2.25%	8,773	11.57	to	11.49	101,379	0.00%	15.65%	to	14.88	% (a) (b)
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	0.95%	to	2.60%	150,345	5.82	to	7.67	1,041,006	0.00%	-40.05%	to		-41.05%
2007	0.95%	to	2.60%	138,132	9.71	to	13.01	1,705,972	0.00%	-0.45%	to		-2.11%
2006	0.95%	to	2.60%	118,814	9.76	to	13.29	1,557,992	0.00%	-2.44%	to	2.52	% (a)
2005	1.50%	to	2.60%	117,937	13.51	to	12.97	1,575,618	0.00%	1.36%	to		0.23%
2004	1.50%	to	2.60%	134,690	13.33	to	12.94	1,780,981	0.00%	10.20%	to		8.97%
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	0.95%	to	2.45%	389,079	8.62	to	8.03	3,377,675	1.01%	-40.02%	to		-40.93%
2007	0.95%	to	2.20%	1,195,809	14.37	to	16.56	17,666,241	0.11%	6.59%	to		5.30%
2006	0.95%	to	2.20%	801,737	13.48	to	15.73	11,396,044	0.13%	12.63%	to		11.26%
2005	0.95%	to	2.20%	380,100	11.97	to	14.14	4,777,305	0.00%	5.84%	to		4.56%
2004	0.95%	to	2.20%	119,039	11.31	to	11.22	1,430,368	0.00%	13.12%	to	12.17	% (a) (b)
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.95%	to	2.65%	12,747,789	9.80	to	6.67	126,536,235	0.15%	-46.04%	to		-47.02%
2007	0.95%	to	2.70%	17,017,191	18.15	to	12.53	312,810,367	0.24%	13.06%	to		11.12%
2006	0.95%	to	2.70%	21,906,532	16.06	to	11.27	357,036,397	0.39%	6.93%	to		5.08%
2005	0.95%	to	2.70%	28,080,385	15.02	to	10.73	427,622,622	0.92%	4.10%	to		2.30%
2004	0.95%	to	2.70%	32,989,279	14.42	to	10.49	483,179,895	0.31%	5.92%	to		4.12%
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
2008	1.50%	to	2.60%	441,461	6.98	to	6.47	3,022,639	0.00%	-46.48%	to		-47.08%
2007	1.50%	to	2.60%	515,617	13.03	to	12.23	6,607,818	0.01%	12.14%	to		10.88%
2006	1.50%	to	2.60%	561,578	11.62	to	11.03	6,433,761	0.20%	6.07%	to		4.89%
2005	1.50%	to	2.60%	651,152	10.96	to	10.52	7,054,563	0.75%	3.29%	to		2.14%
2004	1.50%	to	2.60%	733,839	10.61	to	10.29	7,717,903	0.22%	5.02%	to		3.84%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.95%	to	2.65%	6,681,809	13.87	to	12.60	91,407,219	1.60%	-40.76%	to		-41.86%
2007	0.95%	to	2.65%	8,674,031	23.41	to	21.68	200,680,424	1.42%	5.32%	to		3.57%
2006	0.95%	to	2.65%	10,676,504	22.23	to	20.93	234,998,177	1.03%	16.57%	to		14.67%
2005	0.95%	to	2.65%	11,634,927	19.07	to	18.25	220,237,863	0.96%	13.25%	to		11.39%
2004	0.95%	to	2.65%	10,678,196	16.84	to	16.39	178,971,646	1.09%	18.06%	to		16.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.95%	to	2.85%	7,350,485	$8.82	to	11.65	$65,562,649	1.66%	-40.76%	to	-41.97%
2007	0.95%	to	2.85%	9,761,653	14.89	to	20.08	153,056,196	1.43%	5.30%	to	3.34%
2006	0.95%	to	2.85%	11,724,356	14.14	to	19.43	180,011,728	1.05%	16.58%	to	14.43%
2005	0.95%	to	2.85%	14,093,591	12.13	to	16.98	186,103,129	1.01%	13.23%	to	11.14%
2004	0.95%	to	2.85%	16,374,164	10.72	to	15.28	191,319,125	1.23%	18.03%	to	15.90%
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
2008	1.50%	to	2.60%	299,786	10.11	to	9.38	2,960,179	1.33%	-41.23%	to	-41.89%
2007	1.50%	to	2.60%	370,311	17.20	to	16.14	6,237,525	1.22%	4.48%	to	3.31%
2006	1.50%	to	2.60%	416,735	16.47	to	15.63	6,740,600	0.85%	15.61%	to	14.32%
2005	1.50%	to	2.60%	497,633	14.24	to	13.67	6,993,925	0.85%	12.35%	to	11.10%
2004	1.50%	to	2.60%	565,069	12.68	to	12.30	7,094,421	1.10%	17.10%	to	15.79%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	0.95%	to	2.20%	160,909	2.01	to	1.96	322,010	5.25%	-79.09%	to	-79.36%
2007	0.95%	to	2.25%	182,957	9.60	to	9.52	1,752,944	0.00%	-4.00%	to	-4.85	% (a) (b)
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.95%	to	1.70%	58,162	2.20	to	2.29	128,455	8.37%	-78.88%	to	-79.10%
2007	0.95%	to	2.25%	128,274	10.43	to	10.79	1,349,911	9.65%	-1.06%	to	-2.33%
2006	0.95%	to	2.30%	225,947	10.54	to	11.04	2,407,087	0.00%	5.41%	to	4.47	% (a) (b)
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
2008	1.25%			9,322	2.50			23,306	7.46%	-78.84%
2007	1.25%			10,820	11.83			127,992	10.61%	-1.72%
2006	1.25%			11,906	12.04			143,303	8.95%	7.86%
2005	1.25%			22,431	11.16			250,299	8.18%	0.73%
2004	1.25%			9,185	11.08			101,746	0.35%	7.37%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.95%	to	2.20%	954,905	6.04	to	7.85	5,836,724	0.51%	-38.42%	to	-39.28%
2007	0.95%	to	2.20%	1,108,657	9.82	to	12.94	11,355,895	0.31%	-2.15%	to	-3.35%
2006	0.95%	to	2.25%	660,025	10.03	to	9.94	7,089,285	0.00%	0.31%	to	-0.56	% (a) (b)
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
2008	1.25%			15,897	8.87			141,006	0.26%	-38.78%
2007	1.25%			13,112	14.48			189,918	0.17%	-2.63%
2006	1.25%			14,220	14.88			211,533	0.02%	13.23%
2005	1.25%			12,741	13.14			167,389	0.00%	8.35%
2004	1.25%			4,053	12.13			49,145	0.00%	17.69%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	0.95%	to	2.65%	13,429,592	8.51	to	6.75	119,566,222	1.61%	-39.06%	to	-40.17%
2007	0.95%	to	2.65%	18,473,644	13.96	to	11.28	270,387,331	1.08%	3.43%	to	1.70%
2006	0.95%	to	2.65%	23,057,427	13.50	to	11.09	329,617,768	1.16%	13.94%	to	12.04%
2005	0.95%	to	2.65%	27,537,079	11.85	to	9.90	345,511,948	1.36%	4.97%	to	3.21%
2004	0.95%	to	2.65%	32,018,278	11.29	to	9.59	383,272,912	0.84%	8.42%	to	6.64%
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
2008	1.50%	to	2.60%	391,338	7.86	to	7.30	3,018,113	1.37%	-39.55%	to	-40.22%
2007	1.50%	to	2.60%	664,432	13.01	to	12.21	8,506,714	0.86%	2.58%	to	1.43%
2006	1.50%	to	2.60%	714,818	12.68	to	12.03	8,944,319	0.98%	13.04%	to	11.78%
2005	1.50%	to	2.60%	782,227	11.22	to	10.77	8,680,626	1.15%	4.16%	to	3.00%
2004	1.50%	to	2.60%	862,728	10.77	to	10.45	9,221,380	0.69%	7.51%	to	6.31%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	0.95%	to	2.30%	6,695,313	7.35	to	2.95	53,173,243	0.00%	-49.55%	to	-50.24%
2007	0.95%	to	2.70%	8,636,413	14.57	to	11.51	135,797,826	0.00%	5.32%	to	3.48%
2006	0.95%	to	2.70%	11,328,404	13.83	to	11.12	171,399,480	0.00%	1.98%	to	0.23%
2005	0.95%	to	2.70%	14,779,566	13.56	to	11.10	218,757,332	0.00%	11.26%	to	9.38%
2004	0.95%	to	2.70%	16,225,604	12.19	to	10.15	215,497,732	0.00%	18.64%	to	16.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
2008	1.50%	to	2.60%	346,353	$12.27	to	11.39	$4,170,962	5.23%	-15.77%	to	-16.71%
2007	1.50%	to	2.60%	452,665	14.57	to	13.67	6,489,866	3.32%	7.90%	to	6.69%
2006	1.50%	to	2.60%	418,884	13.50	to	12.81	5,583,752	3.61%	5.63%	to	4.45%
2005	1.50%	to	2.60%	360,341	12.78	to	12.27	4,553,817	4.19%	0.95%	to	-0.18%
2004	1.50%	to	2.60%	398,799	12.66	to	12.29	5,008,223	4.92%	6.81%	to	5.62%
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
2008	0.95%	to	1.30%	66,141	10.25	to	10.15	675,187	3.63%	-7.91%	to	-8.31%
2007	0.95%	to	1.30%	25,083	11.13	to	11.07	278,591	5.95%	9.66%	to	9.28%
2006	0.95%	to	1.30%	74,407	10.15	to	10.13	755,146	3.97%	1.50%	to	1.30	% (a) (b)
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
2008	0.95%	to	1.30%	153,732	11.58	to	11.47	1,774,326	4.48%	3.86%	to	3.43%
2007	0.95%	to	1.30%	33,848	11.15	to	11.09	376,864	5.60%	7.73%	to	7.15%
2006	0.95%	to	1.10%	21,396	10.35	to	10.35	221,448	3.67%	3.50%	to	3.50	% (a) (b)
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	1.25%			1,634	7.81			12,762	2.03%	-39.46%
2007	1.25%			2,177	12.91			28,097	1.24%	-7.22%
2006	1.25%			2,742	13.91			38,143	1.39%	14.47%
2005	1.25%			3,329	12.15			40,456	2.10%	3.92%
2004	1.25%			1,598	11.69			18,688	0.00%	9.72%
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
2008	0.95%	to	1.30%	68,775	6.37	to	6.31	436,495	3.32%	-43.83%	to	-44.06%
2007	0.95%	to	1.30%	41,378	11.34	to	11.28	467,888	2.31%	3.00%	to	2.64%
2006	0.95%	to	1.20%	11,724	11.01	to	10.99	128,982	0.31%	10.10%	to	9.90	% (a) (b)
SBL Fund - Series D (Global Series) (SBLD)
2008	0.95%	to	1.30%	21,833	7.65	to	7.58	166,288	0.00%	-33.80%	to	-39.17%
2007	1.10%	to	1.30%	15,283	12.50	to	12.46	190,962	0.00%	7.67%	to	7.32%
2006	1.10%	to	1.15%	10,257	11.61	to	11.61	119,083	0.00%	16.10%	to	16.10	% (a) (b)
SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)
2008	0.95%	to	1.30%	11,088	5.43	to	5.38	59,995	0.00%	-40.53%	to	-40.75%
2007	0.95%	to	1.30%	6,602	9.13	to	9.08	60,149	0.00%	-11.36%	to	-11.67%
2006	0.95%	to	1.20%	5,632	10.30	to	10.28	57,954	0.00%	3.00%	to	2.80	% (a) (b)
SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)
2008	0.95%	to	1.25%	12,844	8.34	to	8.28	106,763	0.00%	-27.92%	to	-28.06%
2007	0.95%	to	1.25%	10,932	11.57	to	11.51	126,202	0.00%	5.09%	to	4.64%
2006	1.10%	to	1.25%	5,872	11.01	to	11.00	64,646	0.00%	10.10%	to	10.00	% (a) (b)
SBL Fund - Series O (All Cap Value Series) (SBLO)
2008	0.95%	to	1.30%	117,337	7.06	to	7.00	826,269	0.00%	-39.03%	to	-39.24%
2007	0.95%	to	1.30%	25,150	11.58	to	11.52	290,548	0.00%	1.85%	to	1.41%
2006	0.95%	to	1.15%	13,985	11.37	to	11.36	158,900	0.00%	13.70%	to	13.60	% (a) (b)
SBL Fund - Series P (High Yield Series) (SBLP)
2008	0.95%	to	1.30%	17,473	7.43	to	7.37	129,324	0.00%	-30.69%	to	-30.86%
2007	0.95%	to	1.30%	40,974	10.72	to	10.66	438,344	0.00%	1.13%	to	0.76%
2006	0.95%	to	1.30%	57,506	10.60	to	10.58	609,242	0.00%	6.00%	to	5.80	% (a) (b)
SBL Fund - Series Q (Small Cap Value Series) (SBLQ)
2008	0.95%	to	1.30%	64,592	7.16	to	7.10	460,344	0.00%	-39.17%	to	-39.37%
2007	0.95%	to	1.30%	52,222	11.77	to	11.71	612,804	0.00%	9.29%	to	8.83%
2006	1.10%	to	1.20%	17,623	10.77	to	10.76	189,748	0.00%	7.70%	to	7.60	% (a) (b)
SBL Fund - Series V (Mid Cap Value Series) (SBLV)
2008	0.95%	to	1.30%	173,469	7.68	to	7.61	1,327,038	0.00%	-29.15%	to	-29.41%
2007	0.95%	to	1.30%	128,838	10.84	to	10.78	1,392,964	0.00%	0.93%	to	0.56%
2006	0.95%	to	1.25%	48,041	10.74	to	10.72	515,556	0.00%	7.40%	to	7.20	% (a) (b)
SBL Fund - Series X (Small Cap Growth Series) (SBLX)
2008	0.95%	to	1.15%	4,010	5.65	to	5.62	22,552	0.00%	-47.59%	to	-47.82%
2007	1.10%	to	1.15%	145	10.78	to	10.77	1,561	0.00%	4.46%	to	4.36%
2006	1.10%	to	1.15%	81	10.32	to	10.32	836	0.00%	3.20%	to	3.20	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
SBL Fund - Series Y (Select 25 Series) (SBLY)
2008	1.10%	to	1.25%	2,318	$6.26	to	6.23	$14,497	0.00%	-37.77%	to	-37.89%
2007	1.10%	to	1.25%	545	10.06	to	10.03	5,466	0.00%	-7.20%	to	-7.39%
2006	1.10%	to	1.25%	1,127	10.84	to	10.83	12,212	0.00%	8.40%	to	8.30	% (a) (b)
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	0.95%	to	2.20%	1,679,454	6.69	to	7.45	11,323,627	0.10%	-43.20%	to	-43.97%
2007	0.95%	to	2.20%	1,844,368	11.78	to	13.30	22,155,421	0.10%	11.41%	to	10.07%
2006	0.95%	to	2.20%	1,416,705	10.58	to	12.09	15,312,049	0.38%	5.76%	to	4.89	% (a) (b)
2005	1.25%	to	2.25%	4,352	11.22	to	11.15	48,642	0.17%	12.21%	to	11.46	% (a) (b)
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.95%	to	2.65%	1,993,851	7.10	to	7.62	14,377,376	2.16%	-36.87%	to	-38.03%
2007	0.95%	to	2.65%	1,986,743	11.25	to	12.29	22,946,653	1.71%	2.05%	to	0.35%
2006	0.95%	to	2.25%	1,364,550	11.02	to	12.34	15,774,454	1.36%	10.24%	to	9.31	% (a) (b)
2005	1.25%	to	2.25%	29,153	10.55	to	10.48	306,871	0.76%	5.49%	to	4.78	% (a) (b)
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	0.95%	to	2.65%	1,526,688	10.75	to	10.18	16,328,229	3.76%	0.34%	to	-1.36%
2007	0.95%	to	2.05%	597,947	10.71	to	10.51	6,383,646	4.21%	4.22%	to	3.06%
2006	0.95%	to	1.85%	278,165	10.28	to	10.22	2,857,789	3.45%	2.77%	to	2.15	% (a) (b)
2005	1.25%	to	2.25%	10,922	10.04	to	9.98	109,196	1.04%	0.44%	to	-0.24	% (a) (b)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.95%	to	2.25%	5,103,159	8.07	to	5.36	40,160,422	0.78%	-35.05%	to	-35.95%
2007	0.95%	to	2.70%	6,507,082	12.43	to	8.03	78,657,447	0.56%	6.76%	to	4.91%
2006	0.95%	to	2.70%	8,426,635	11.64	to	7.66	94,920,399	0.11%	8.17%	to	6.29%
2005	0.95%	to	2.70%	10,565,350	10.76	to	7.21	110,388,147	0.00%	2.63%	to	0.85%
2004	0.95%	to	2.70%	13,226,882	10.49	to	7.14	134,949,800	0.38%	5.20%	to	3.41%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2008	1.50%	to	2.60%	13,576	7.25	to	6.73	96,608	0.44%	-35.57%	to	-36.29%
2007	1.50%	to	2.60%	18,076	11.26	to	10.56	199,928	0.29%	5.87%	to	4.68%
2006	1.50%	to	2.60%	21,134	10.63	to	10.09	221,499	0.00%	7.33%	to	6.13%
2005	1.50%	to	2.60%	31,607	9.91	to	9.51	309,376	0.00%	1.81%	to	0.67%
2004	1.50%	to	2.60%	44,270	9.73	to	9.44	425,727	0.17%	4.35%	to	3.19%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
2008	0.95%	to	2.15%	785,222	10.86	to	10.28	8,463,673	0.00%	-65.09%	to	-65.59%
2007	0.95%	to	2.65%	1,458,468	31.11	to	29.32	45,060,130	0.44%	36.25%	to	34.09%
2006	0.95%	to	2.40%	1,627,022	22.83	to	22.02	36,935,001	0.61%	38.21%	to	36.37%
2005	0.95%	to	2.40%	1,743,322	16.52	to	16.14	28,703,317	0.59%	30.62%	to	28.87%
2004	0.95%	to	2.05%	908,023	12.65	to	12.56	11,466,172	0.00%	26.48%	to	25.57	% (a) (b)
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	0.95%	to	2.20%	857,455	10.05	to	12.21	10,692,912	0.00%	-65.12%	to	-65.56%
2007	0.95%	to	2.20%	1,160,958	28.82	to	35.46	42,349,252	0.47%	36.30%	to	34.57%
2006	0.95%	to	2.30%	1,535,950	21.14	to	34.65	43,798,341	0.64%	38.17%	to	36.47%
2005	0.95%	to	2.30%	2,068,868	15.30	to	25.39	41,782,827	0.81%	30.75%	to	29.12%
2004	0.95%	to	2.30%	2,577,130	11.70	to	19.67	39,447,879	0.64%	24.70%	to	23.16%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
2008	0.95%	to	2.65%	1,269,810	17.80	to	16.49	22,418,503	0.37%	-46.61%	to	-47.54%
2007	0.95%	to	2.65%	1,841,149	33.35	to	31.43	60,950,614	0.11%	43.94%	to	41.61%
2006	0.95%	to	2.65%	1,987,076	23.17	to	22.19	45,765,443	0.08%	23.36%	to	21.42%
2005	0.95%	to	2.40%	2,553,864	18.78	to	18.36	47,804,049	0.18%	50.18%	to	48.19%
2004	0.95%	to	2.40%	1,131,969	12.50	to	12.39	14,137,698	0.00%	25.05%	to	23.88	% (a) (b)
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	0.95%	to	2.20%	540,162	17.41	to	21.01	11,028,030	0.32%	-46.64%	to	-47.31%
2007	0.95%	to	2.20%	800,293	32.63	to	39.87	30,418,032	0.13%	43.97%	to	42.14%
2006	0.95%	to	2.30%	1,061,403	22.66	to	32.53	29,115,074	0.07%	23.31%	to	21.81%
2005	0.95%	to	2.30%	1,384,893	18.38	to	26.71	30,499,273	0.36%	50.24%	to	48.39%
2004	0.95%	to	2.30%	1,848,191	12.23	to	18.00	27,183,400	0.43%	23.05%	to	21.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
2008	1.50%	to	2.50%	207,406	$5.90	to	5.51	$1,194,326	0.19%	-49.88%	to	-50.39%
2007	1.50%	to	2.50%	215,311	11.77	to	11.11	2,481,515	0.00%	14.88%	to	13.71%
2006	1.50%	to	2.60%	254,837	10.25	to	9.72	2,564,525	0.00%	1.09%	to	-0.04%
2005	1.50%	to	2.60%	281,218	10.14	to	9.73	2,808,969	0.01%	6.03%	to	4.85%
2004	1.50%	to	2.60%	302,950	9.56	to	9.28	2,865,969	0.00%	5.18%	to	4.00%
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
2008	1.50%	to	2.60%	1,011,292	8.55	to	7.93	8,446,011	2.42%	-36.77%	to	-37.47%
2007	1.50%	to	2.60%	1,281,115	13.52	to	12.68	16,966,951	1.68%	-3.80%	to	-4.88%
2006	1.50%	to	2.60%	1,437,197	14.05	to	13.33	19,854,900	1.25%	14.31%	to	13.04%
2005	1.50%	to	2.60%	1,555,924	12.29	to	11.80	18,867,355	0.94%	2.55%	to	1.41%
2004	1.50%	to	2.60%	1,625,539	11.99	to	11.63	19,291,848	0.75%	15.67%	to	14.38%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	0.95%	to	2.20%	797,752	9.69	to	9.32	7,688,511	4.53%	-11.06%	to	-12.20%
2007	0.95%	to	2.20%	1,037,706	10.90	to	10.62	11,267,437	4.26%	4.45%	to	3.14%
2006	0.95%	to	2.15%	385,528	10.43	to	10.30	4,016,565	0.90%	4.34%	to	3.51	% (a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
2008	1.50%	to	2.60%	75,504	9.90	to	9.29	731,256	4.73%	-11.80%	to	-12.78%
2007	1.50%	to	2.60%	93,300	11.22	to	10.65	1,030,437	3.94%	3.63%	to	2.47%
2006	1.50%	to	2.60%	60,560	10.83	to	10.39	647,614	4.75%	2.01%	to	0.88%
2005	1.50%	to	2.60%	37,278	10.61	to	10.30	391,951	2.96%	2.38%	to	1.24%
2004	1.50%	to	2.45%	27,302	10.37	to	10.20	282,081	5.05%	2.51%	to	1.52%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	0.95%	to	2.20%	586,733	18.47	to	23.15	12,992,341	7.09%	-15.78%	to	-16.86%
2007	0.95%	to	2.40%	837,101	21.93	to	27.34	22,021,247	6.99%	5.51%	to	4.01%
2006	0.95%	to	2.40%	1,142,148	20.79	to	26.29	28,742,683	8.28%	9.76%	to	8.20%
2005	0.95%	to	2.40%	1,499,114	18.94	to	24.29	34,255,801	7.61%	11.19%	to	9.63%
2004	0.95%	to	2.40%	1,923,815	17.03	to	22.16	39,415,803	6.36%	9.02%	to	7.48%
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
2008	0.95%	to	2.20%	1,708,103	5.63	to	5.04	9,472,731	0.81%	-47.27%	to	-47.94%
2007	0.95%	to	2.20%	2,396,216	10.68	to	9.69	26,414,168	0.00%	21.49%	to	19.95%
2006	0.95%	to	2.65%	3,019,705	8.79	to	11.39	28,519,749	0.00%	8.24%	to	6.46%
2005	0.95%	to	2.25%	3,599,728	8.12	to	10.97	31,087,420	0.00%	16.45%	to	15.02%
2004	0.95%	to	2.25%	3,445,048	6.97	to	9.54	25,755,104	0.00%	20.44%	to	18.98%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.95%	to	2.85%	5,202,889	17.32	to	16.43	95,025,061	3.37%	-38.49%	to	-39.77%
2007	0.95%	to	2.85%	7,005,630	28.15	to	27.28	208,397,721	1.16%	-17.86%	to	-19.40%
2006	0.95%	to	2.85%	10,845,668	34.27	to	33.85	395,730,180	1.10%	36.74%	to	34.27%
2005	0.95%	to	2.85%	12,119,855	25.06	to	25.21	323,563,099	1.20%	15.94%	to	13.84%
2004	0.95%	to	2.85%	14,131,924	21.62	to	22.14	325,936,456	1.46%	35.10%	to	32.66%
Victory VIF - Diversified Stock Fund - Class A (VYDS)
2008	0.95%	to	2.05%	691,105	8.82	to	7.89	5,917,748	0.73%	-38.46%	to	-39.19%
2007	0.95%	to	2.15%	975,201	14.33	to	12.87	13,517,054	0.67%	8.90%	to	7.64%
2006	0.95%	to	2.15%	1,255,579	13.16	to	11.96	15,902,096	0.32%	12.60%	to	11.30%
2005	0.95%	to	2.15%	1,477,938	11.68	to	10.74	16,700,637	0.08%	7.72%	to	6.46%
2004	0.95%	to	2.15%	1,705,072	10.85	to	10.09	17,971,207	0.54%	8.62%	to	7.40%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)
2006	0.95%	to	2.45%	3,102,882	12.22	to	11.17	37,128,029	3.38%	2.98%	to	1.43%
2005	0.95%	to	2.45%	3,575,770	11.87	to	11.01	41,681,171	3.05%	0.72%	to	-0.78%
2004	0.95%	to	2.45%	4,015,932	11.78	to	11.10	46,637,192	2.83%	0.65%	to	-0.82%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	0.95%	to	2.65%	8,437,109	8.03	to	8.65	67,613,857	1.87%	-40.67%	to	-41.75%
2007	0.95%	to	2.70%	10,766,464	13.53	to	14.79	148,802,499	0.62%	5.61%	to	3.80%
2006	0.95%	to	2.70%	13,514,581	12.81	to	14.25	180,134,788	0.00%	11.16%	to	9.25%
2005	0.95%	to	2.70%	16,647,315	11.52	to	13.04	200,165,641	0.00%	6.86%	to	5.03%
2004	0.95%	to	2.70%	19,567,386	10.78	to	12.42	220,663,748	0.00%	17.10%	to	15.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2008	Reserves for annuity contracts in payout phase:	67,678,494
2008	Contract owners’ equity	$7,651,606,707
2007	Reserves for annuity contracts in payout phase:	100,490,623
2007	Contract owners’ equity	$14,026,009,866
2006	Reserves for annuity contracts in payout phase:	92,698,887
2006	Contract owners’ equity	$15,205,517,008
2005	Reserves for annuity contracts in payout phase:	70,940,826
2005	Contract owners’ equity	$15,354,197,207
2004	Reserves for annuity contracts in payout phase:	61,993,592
2004	Contract owners’ equity	$15,697,256,439

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Unassociated Document

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
March 2, 2009

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of (Loss) Income

(in millions)

	Years ended December 31,
	2008	2007	2006
Revenues:
Policy charges	$1,168.0	$1,208.3	$1,132.6
Premiums	283.5	291.7	308.3
Net investment income	1,687.0	1,975.8	2,058.5
Net realized investment (losses) gains	(1,439.3)	(166.2)	7.1
Other income	6.4	7.5	0.2

Total revenues	1,705.6	3,317.1	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Benefits and claims	660.3	479.3	450.3
Policyholder dividends	26.4	24.5	25.6
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	61.8	70.0	65.5
Other operating expenses	516.1	529.5	536.8

Total benefits and expenses	3,069.7	2,734.4	2,858.6

(Loss) income from continuing operations before federal income tax (benefit) expense	(1,364.1)	582.7	648.1
Federal income tax (benefit) expense	(534.3)	128.5	28.7

(Loss) income from continuing operations	(829.8)	454.2	619.4
Cumulative effect of adoption of accounting principle, net of taxes	—	(6.0)	—

Net (loss) income	$(829.8)	$448.2	$619.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $21,820.9 and $24,021.2)	$19,247.2	$23,933.4
Equity securities (amortized cost $30.9 and $69.6)	26.5	72.9
Mortgage loans on real estate, net	7,189.9	7,615.4
Short-term investments, including amounts managed by a related party	2,780.9	959.1
Other investments	1,305.5	1,330.8

Total investments	30,550.0	33,911.6

Cash	36.7	1.3
Accrued investment income	300.9	314.3
Deferred policy acquisition costs	4,423.9	3,997.4
Other assets	2,564.0	1,638.9
Separate account assets	46,936.9	69,676.5

Total assets	$84,812.4	$109,540.0

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$32,536.3	$31,998.4
Short-term debt	249.7	285.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,110.5	2,642.6
Separate account liabilities	46,936.9	69,676.5

Total liabilities	82,533.4	105,302.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	613.2	274.4
Retained earnings	2,973.2	4,049.5
Accumulated other comprehensive loss	(1,311.2)	(90.5)

Total shareholder’s equity	2,279.0	4,237.2

Total liabilities and shareholder’s equity	$84,812.4	$109,540.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2

Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7

Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

Dividends to NFS			(246.5)		(246.5)
Capital contributed by NFS		338.8			338.8

Comprehensive income:
Net loss			(829.8)		(829.8)
Other comprehensive loss, net of taxes				(1,220.7)	(1,220.7)

Total comprehensive loss					(2,050.5)

Balance as of December 31, 2008	$3.8	$613.2	$2,973.2	$(1,311.2)	$2,279.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2008	2007	2006
Cash flows from operating activities:
Net (loss) income	$(829.8)	$448.2	$619.4
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment losses (gains)	1,439.3	166.2	(7.1)
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Capitalization of deferred policy acquisition costs	(572.2)	(612.6)	(569.6)
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Amortization and depreciation	6.7	22.3	46.6
Decrease (increase) in other assets	64.5	557.4	(336.2)
(Decrease) increase in policy and other liabilities	(226.1)	(331.8)	54.1
(Increase) decrease in derivative assets	(1,030.7)	(146.9)	38.2
Increase in derivative liabilities	153.9	101.5	174.7
Other, net	3.7	8.5	0.1

Net cash provided by operating activities	814.4	1,843.9	1,800.6

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,935.6	4,379.8	5,128.6
Proceeds from sale of securities available-for-sale	4,185.2	4,657.5	2,267.3
Proceeds from repayments or sales of mortgage loans on real estate	763.1	2,467.7	2,430.8
Cost of securities available-for-sale acquired	(6,831.8)	(8,008.3)	(5,658.9)
Cost of mortgage loans on real estate originated or acquired	(358.7)	(1,887.0)	(2,180.4)
Net decrease (increase) in short-term investments	(1,827.0)	762.9	(125.4)
Collateral received (paid), net	603.4	(175.6)	(332.6)
Other, net	(34.0)	(68.6)	52.1

Net cash provided by investing activities	435.8	2,128.4	1,581.5

Cash flows from financing activities:
Net increase (decrease) in short-term debt	(35.6)	210.1	(167.1)
Capital contributed by NFS	153.4	—	—
Cash dividends paid to NFS	(181.8)	(537.5)	(375.0)
Investment and universal life insurance product deposits and other additions	3,511.1	3,586.1	3,400.8
Investment and universal life insurance product withdrawals and other deductions	(4,795.9)	(7,230.2)	(6,241.2)
Other, net	134.0	—	—

Net cash used in financing activities	(1,214.8)	(3,971.5)	(3,382.5)

Net increase (decrease) in cash	35.4	0.8	(0.4)
Cash, beginning of period	1.3	0.5	0.9

Cash, end of period	$36.7	$1.3	$0.5

Supplemental Non-cash Disclosure:
Dividends paid to NFS	$(64.6)	$—	$—
Capital contributed by NFS	185.4	—	—
See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2008, 2007 and 2006

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2008 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2008 and 2007, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivative resulting from living benefit contracts; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company determined that certain cash flows related to future policy benefits and claims totaling $111.9 million for the three months ended March 31, 2008, which were included as cash flows provided by operating activities on the condensed consolidated statements of cash flows in the applicable Quarterly Report on Form 10-Q, should have been presented as financing activities. The net cash provided by operating activities for the three months ended March 31, 2008 as originally filed and revised was $351.1 million and $239.2 million, respectively. The net cash used in financing activities for the three months ended March 31, 2008 as originally filed and revised was $368.9 million and $257.0 million, respectively. They will be presented in that manner on a comparative basis in the 2009 filings. The consolidated statement of cash flows for 2008 included in this filing reflects the revised presentation described above.

Certain items in the 2007 and 2006 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of (loss) income, and the minority interest liability is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive (loss) income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. The Company also utilized broker quotes in pricing securities or to validate modeled prices.

For mortgage-backed securities (MBSs), the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For debt securities not subject to Emerging Issues Task Force Issue (EITF) No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), as well as debt securities subject to EITF 99-20, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain beneficial interests in securitized financial assets with contractual cash flows, including asset-backed securities (ABSs), EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been , or if it is probable that, an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

The Company enters into interest rate swaps to hedge the variability in cash flows and investment income due to changes in the benchmark interest rates on variable rate assets and liabilities. The Company also enters into cross-currency interest rate swaps to eliminate the currency risk on variable rate and fixed rate foreign denominated assets. Derivative instruments classified as cash flow hedges are carried at fair value, with the effective portion of changes in fair value recorded in other comprehensive income and the ineffective portion recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

(f) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $167.0 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment. Therefore, in the second quarter of 2008, the Company recorded the following pre-tax adjustments: 1) a decrease in DAC and additional DAC amortization of $13.4 million; 2) a decrease in other assets and additional benefits and claims of $0.6 million; and 3) a decrease in unearned revenue liability and additional administrative fees of $3.1 million. The net impact of this activity was a $10.9 million unfavorable pre-tax adjustment to net income in the second quarter of 2008, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $9.4 million unfavorable; Retirement Plans - $2.3 million unfavorable; and Individual Protection - $0.8 million favorable.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment. During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company continues to use the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described above. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters. Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than assumed.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(g) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value primarily based on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2008 (6% in 2007 and 8% in 2006), 44% of the number of life insurance policies in force in 2008 (48% in 2007 and 50% in 2006) and 7% of life insurance statutory premiums in 2008 (7% in 2007 and 5% in 2006). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(j) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of (loss) income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(k) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(l) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006
Other operating expenses	$2.8	$5.0
Net income	(1.9)	(3.1)
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

(3)	Recently Issued Accounting Standards
In January 2009, the FASB issued FSP EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company will adopt FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46R-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities, (FSP FAS 140-4 and FIN 46R-8). FSP FAS 140-4 and FIN 46R-8 amends FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to require public entities to provide additional disclosures about transfers of financial assets. It also amends FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to require public enterprises, including sponsors that have a variable interest in a variable interest entity, to provide additional disclosures about their involvement with variable interest entities. This FSP will be effective for the first reporting period (interim or annual) ending after December 15, 2008. The Company adopted FSP FAS 140-4 and FIN 46R-8 effective December 31, 2008. See Note 17 for the required disclosures.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7). EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption. The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). EITF 08-6 clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, EITF 08-6 notes: 1) an entity shall measure its equity method investment initially at cost 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 19(h) of Opinion 18 and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This Issue shall be is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company will adopt EITF 08-6 effective January 1, 2009 and will apply the standard prospectively, as is required.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP FAS 157-3 was effective upon issuance and was adopted by the Company effective September 30, 2008. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4). FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk. FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FASB Interpretation (FIN) No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34. FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. The Company adopted FSP FAS 133-1 and FIN 45-4 effective for the December 31, 2008 reporting period. See Note 5 for the required disclosures

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The adoption of SFAS 162 did not the C result in a change in its current practices.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company currently is evaluating the new disclosures required under SFAS 161 and will adopt it March 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2. However, the Company does not expect such application to have a material impact on its financial position or results of operations.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company will adopt SFAS 141R effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company will adopt SFAS 160 effective January 1, 2009 and will apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. The Company adopted FSP FIN 39-1 effective January 1, 2008. The Company elected to present the fair value of cash collateral received separate from the obligation to return the collateral. The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company adopted SFAS 159 for commercial mortgage loans held for sale effective January 1, 2008, which did not have a material impact on the Company’s financial position or results of operations. The Company will assess the fair value election for new financial assets or liabilities on a prospective basis. See Note 4 for disclosures required by SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations. See Note 4 for disclosures required by SFAS 157.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2006, the SEC issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(4)	Fair Value Measurements
Fair Value Option

As described in Note 3, the Company adopted SFAS 159 effective January 1, 2008 and elected SFAS 159 fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans will be measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 3, the Company adopted SFAS 157 effective January 1, 2008. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets, investments in publicly traded mutual funds with quoted market prices, and listed derivatives.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt, certain private placement investments, and certain derivatives, including basis swaps and commodity total return swaps.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private placement investments, certain mutual fund holdings, and certain derivatives, including embedded derivatives associated with living benefit contracts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$561.3	$10.0	$—	$571.3
Obligations of states and political subdivisions	—	217.1	—	217.1
Debt securities issued by foreign governments	—	38.9	—	38.9
Corporate securities	—	10,135.7	1,220.8	11,356.5
Mortgage-backed securities	520.8	1,936.4	2,219.6	4,676.8
Asset-backed securities	—	1,218.4	1,168.2	2,386.6

Total fixed maturity securities	1,082.1	13,556.5	4,608.6	19,247.2
Equity securities	1.4	15.2	9.9	26.5

Total securities available-for-sale	1,083.5	13,571.7	4,618.5	19,273.7

Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	36.2	2,744.7	—	2,780.9

Total investments	1,119.7	16,316.4	4,743.0	22,179.1

Cash	36.7	—	—	36.7
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3.5	9,530.3	35,270.0	2,136.6	46,936.9

Total assets	$10,686.7	$52,294.9	$7,477.2	$70,458.8

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Carried at fair value as elected under SFAS 159.
2	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging instruments, equity option contracts and interest rate futures contracts.
3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3 :
Fixed maturity securities
Corporate securities	$1,429.5	$(179.4)	$(230.7)	$(360.3)	$816.6	$(254.9)	$1,220.8	$—
Mortgage-backed securities	176.6	(283.4)	(556.9)	(139.8)	3,029.4	(6.3)	2,219.6	—
Asset-backed securities	754.4	(382.4)	(539.0)	11.3	1,469.8	(145.9)	1,168.2	—

Total fixed maturity securities	2,360.5	(845.2)	(1,326.6)	(488.8)	5,315.8	(407.1)	4,608.6	—
Equity securities	1.4	(54.9)	(5.7)	28.7	40.4	—	9.9	—

Total securities available-for-sale	2,361.9	(900.1)	(1,332.3)	(460.1)	5,356.2	(407.1)	4,618.5	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	371.9	—	—	—	—	(371.9)	—	—

Total investments	2,819.9	(949.4)	(1,332.3)	(372.4)	5,356.2	(779.0)	4,743.0	(49.3)

Derivative assets	166.6	405.4	4.4	21.2	—	—	597.6	394.0
Separate account assets4.6	2,258.3	310.1	—	509.4	16.8	(958.0)	2,136.6	333.9

Total assets	$5,244.8	$(233.9)	$(1,327.9)	$158.2	$5,373.0	$(1,737.0)	$7,477.2	$678.6

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$1,602.1
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	(4.2)	(12.0)

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$1,590.1

1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, certain counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC Designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GMWB and EIA embedded derivatives associated with contracts with living benefit riders. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial risk assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses observable inputs, such as published swap rates, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are based on actual experience.

6	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Transfers

The Company will review its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. These reclassifications will be reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs. During 2008, certain of the Company’s investments in corporate securities, MBSs and ABSs were considered to be in inactive markets, due to concerns in the securities markets and resulting lack of liquidity. As a result, there have been significant changes in certain inputs which led to transfers into Level 3. During 2008, additional observable inputs were obtained on assets previously considered Level 3, which led to transfers out of that category.

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating fair value for its SFAS 107 disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective market interest rate. In the current year, mortgage loans held for sale are included in the above SFAS 157 disclosure, as the Company elected to carry these assets at fair value under SFAS 159 (effective January 1, 2008).

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for senior notes are based on quoted market prices. The fair values of the junior subordinated debentures issued to a related party are based on quoted market prices of the capital securities of Nationwide Financial Services Capital Trust I (Trust I), which approximate the fair value of this obligation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2008		2007
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,065.4	$6,335.3	$7,615.4	$7,659.9
Policy loans	767.4	767.4	687.9	687.9

Liabilities
Investment contracts	(24,978.2)	(18,905.4)	(24,671.0)	(23,084.7)
Short-term debt	(249.7)	(249.7)	(285.3)	(285.3)
Long-term debt, payable to NFS	(700.0)	(568.7)	(700.0)	(751.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps. In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2008, approximately 71% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2007). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. As of December 31, 2008 and 2007, the Company’s net amount at risk was $8,718.7 million and $519.9 million before reinsurance, respectively, and $7,329.9 million and $317.2 million net of reinsurance, respectively. As of December 31, 2008 and 2007, the Company’s reserve for GMDB claims was $247.9 million and $38.9 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2008 and 2007, the net balance of the embedded derivatives for living benefits was a liability of $1.70 billion and $91.9 million, respectively. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes any such claims would be mitigated by its economic hedging program.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2008, 2007 and 2006, a net gain of $8.3 million, a net loss of $2.4 million and a net gain of $2.9 million, respectively, were recognized in net realized investment gains and losses related to the ineffective portion of fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2008, 2007 and 2006, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net loss of $1.4 million and a net loss of $1.5 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2008, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2008, 2007 and 2006 included a net gain of $58.2 million, a net loss of $12.4 million and a net loss of $0.5 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, variable annuity contracts resulted in net losses of $442.5 million, $51.8 million, $11.4 million for the years ended December 31, 2008, 2007, and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships.

For the years ended December 31, 2008, 2007 and 2006, net losses of $3.6 million, $0.5 million and $10.6 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded to reflect the change in spot rates of foreign currency denominated obligations during the year ended December 31, 2008 compared to none for the year ended December 31, 2007, and a net gain of $14.1 million for the year ended December 31, 2006.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2008	2007
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,218.4	$1,692.9
Pay variable/receive fixed rate swaps hedging investments	924.5	21.0
Pay variable/receive variable rate swaps hedging liabilities	200.0	—
Pay fixed/receive variable rate swaps hedging liabilities	1,993.7	1,120.7
Pay variable/receive fixed rate swaps hedging liabilities	3,856.3	343.1
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	343.7	375.5
Hedging foreign currency denominated liabilities	463.4	1,144.1
Credit default swaps	271.2	300.3
Other non-hedging instruments	431.0	518.1
Equity option/futures contracts	3,675.3	2,361.8
Interest rate futures contracts	281.1	371.3

Total	$13,658.6	$8,248.8

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Credit Derivatives

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index. When the Company sells credit protection against a specific creditor or credit index to a counterparty, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but not be limited to, creditor bankruptcy or restructuring. There are no recourse provisions associated with these contracts.

The Company had exposure to credit protection contracts for the years ended December 31, 2008, 2007 and 2006 and experienced losses of $18.8 million in 2008 and no losses in 2007 or 2006, on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of December 31, 2008 by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$20.1	$—	$97.4
U. S. Government agencies1	384.6	89.3	—	473.9
Obligations of states and political subdivisions	223.0	1.5	7.4	217.1
Debt securities issued by foreign governments	33.9	5.0	—	38.9
Corporate securities
Public	8,042.9	85.4	1,040.3	7,088.0
Private	4,589.0	49.5	370.0	4,268.5
Mortgage-backed securities	5,248.2	68.2	639.6	4,676.8
Asset-backed securities	3,222.0	19.7	855.1	2,386.6

Total fixed maturity securities	21,820.9	338.7	2,912.4	19,247.2
Equity securities	30.9	0.7	5.1	26.5

Total securities available-for-sale	$21,851.8	$339.4	$2,917.5	$19,273.7

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
U. S. Government agencies	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

1	Includes $134.7 million of securities explicitly backed by the full faith and credit of the U.S. Government.
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period. In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that that Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $634.2 million and $674.4 million, and gross unrealized losses of $366.6 million and $28.3 million, as of December 31, 2008 and December 31, 2007, respectively. Of these securities in an unrealized loss position as of December 31, 2008, $104.7 million, or 18%, were in an unrealized loss position for more than one year compared to $149.3 million, or 39%, as of December 31, 2007. As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2008. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,086.7	$1,081.9
Due after one year through five years	6,697.6	6,173.1
Due after five years through ten years	2,704.5	2,537.5
Due after ten years	2,861.9	2,391.4

Subtotal	13,350.7	12,183.9
Mortgage-backed securities	5,248.2	4,676.7
Asset-backed securities	3,222.0	2,386.6

Total	$21,820.9	$19,247.2

The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2008	2007
Net unrealized losses, before adjustments and taxes	$(2,578.1)	$(84.5)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(57.8)	—

Total net unrealized losses, before adjustments and taxes	(2,635.9)	(84.5)
Adjustment to deferred policy acquisition costs	615.9	87.1
Adjustment to future policy benefits and claims	43.8	(77.7)
Deferred federal income tax benefit	691.7	26.1

Net unrealized losses	$(1,284.5)	$(49.0)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table presents an analysis of the net increase in net unrealized (losses) gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities	$(2,485.9)	$(166.0)	$(161.0)
Equity securities	(7.7)	(2.6)	(1.1)

Net increase	$(2,493.6)	$(168.6)	$(162.1)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	$29.3	$3.9	$124.2	$7.4
Corporate securities
Public	3,678.8	700.8	1,233.6	339.5	4,912.4	1,040.3
Private	2,108.1	262.1	838.6	107.9	2,946.7	370.0
Mortgage-backed securities	592.1	149.1	1,694.3	490.6	2,286.4	639.7
Asset-backed securities	1,026.9	248.6	1,171.4	606.4	2,198.3	855.0

Total fixed maturity securities	7,500.8	1,364.1	4,967.2	1,548.3	12,468.0	2,912.4
Equity securities	11.2	4.9	3.4	0.2	14.6	5.1

Total	$7,512.0	$1,369.0	$4,970.6	$1,548.5	$12,482.6	$2,917.5

% of total gross unrealized losses		47%		53%

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
U.S. Government agencies	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of total gross unrealized losses		53%		47%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews assets in unrealized loss positions and evaluates whether or not the losses are other-than-temporary. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008, fixed maturity securities that have been in an unrealized loss position for more than one year totaled $1.55 billion, or 53% of the Company’s total unrealized losses on fixed maturity securities. Of this total, $1.31 billion, or 85%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As of December 31, 2008, 1,913, or 65%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to 1,725, or 53%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to 2008 were attributable to corporate securities, MBSs and ABSs. These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements. In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in those sectors. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity securities available-for-sale, the following tables summarize as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$50.0	$16.4	$66.4	$1.7	$0.1	$1.8	$51.7	$16.5	$68.2
94.9% - 90.0%	94.0	28.3	122.3	5.2	6.2	11.4	99.2	34.5	133.7
89.9% - 85.0%	82.8	32.2	115.0	7.9	7.3	15.2	90.7	39.5	130.2
84.9% - 80.0%	94.1	27.2	121.3	14.5	7.1	21.6	108.6	34.3	142.9
Below 80.0%	453.1	150.5	603.6	159.6	172.1	331.7	612.7	322.6	935.3

Total	774.0	254.6	1,028.6	188.9	192.8	381.7	962.9	447.4	1,410.3

Mortgage-backed securities
99.9% - 95.0%	1.1	2.9	4.0	—	—	—	1.1	2.9	4.0
94.9% - 90.0%	5.7	14.4	20.1	0.1	—	0.1	5.8	14.4	20.2
89.9% - 85.0%	13.8	23.9	37.7	5.7	—	5.7	19.5	23.9	43.4
84.9% - 80.0%	14.0	40.0	54.0	17.1	10.0	27.1	31.1	50.0	81.1
Below 80.0%	91.5	377.4	468.9	—	22.0	22.0	91.5	399.4	490.9

Total	126.1	458.6	584.7	22.9	32.0	54.9	149.0	490.6	639.6

Asset-backed securities
99.9% - 95.0%	4.9	2.0	6.9	0.4	—	0.4	5.3	2.0	7.3
94.9% - 90.0%	15.5	18.6	34.1	1.0	—	1.0	16.5	18.6	35.1
89.9% - 85.0%	23.3	27.5	50.8	0.3	0.8	1.1	23.6	28.3	51.9
84.9% - 80.0%	15.3	33.7	49.0	0.1	1.0	1.1	15.4	34.7	50.1
Below 80.0%	171.0	513.0	684.0	16.9	9.8	26.7	187.9	522.8	710.7

Total	230.0	594.8	824.8	18.7	11.6	30.3	248.7	606.4	855.1

Other fixed maturity securities1
99.9% - 95.0%	1.3	—	1.3	—	—	—	1.3	—	1.3
94.9% - 90.0%	2.2	—	2.2	—	—	—	2.2	—	2.2
89.9% - 85.0%	—	3.9	3.9	—	—	—	—	3.9	3.9
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	3.5	3.9	7.4	—	—	—	3.5	3.9	7.4

Total fixed maturity securities available-for-sale
99.9% - 95.0%	57.3	21.3	78.6	2.1	0.1	2.2	59.4	21.4	80.8
94.9% - 90.0%	117.4	61.3	178.7	6.3	6.2	12.5	123.7	67.5	191.2
89.9% - 85.0%	119.9	87.5	207.4	13.9	8.1	22.0	133.8	95.6	229.4
84.9% - 80.0%	123.4	100.9	224.3	31.7	18.1	49.8	155.1	119.0	274.1
Below 80.0%	715.6	1,040.9	1,756.5	176.5	203.9	380.4	892.1	1,244.8	2,136.9

Total	$1,133.6	$1,311.9	$2,445.5	$230.5	$236.4	$466.9	$1,364.1	$1,548.3	$2,912.4

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

	Period of time for which unrealized loss has existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$21.2	$43.6	$64.8	$12.9	$5.2	$18.1	$34.1	$48.8	$82.9
94.9% - 90.0%	18.0	30.3	48.3	13.3	4.5	17.8	31.3	34.8	66.1
89.9% - 85.0%	16.5	10.7	27.2	3.1	6.3	9.4	19.6	17.0	36.6
84.9% - 80.0%	2.1	0.4	2.5	3.0	0.2	3.2	5.1	0.6	5.7
Below 80.0%	7.5	—	7.5	14.7	5.7	20.4	22.2	5.7	27.9

Total	65.3	85.0	150.3	47.0	21.9	68.9	112.3	106.9	219.2

Mortgage-backed securities
99.9% - 95.0%	18.6	35.3	53.9	—	—	—	18.6	35.3	53.9
94.9% - 90.0%	5.1	39.4	44.5	—	—	—	5.1	39.4	44.5
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	23.7	74.7	98.4	—	—	—	23.7	74.7	98.4

Asset-backed securities
99.9% - 95.0%	14.7	13.2	27.9	0.2	—	0.2	14.9	13.2	28.1
94.9% - 90.0%	26.9	13.7	40.6	—	—	—	26.9	13.7	40.6
89.9% - 85.0%	18.0	8.6	26.6	—	—	—	18.0	8.6	26.6
84.9% - 80.0%	14.2	5.8	20.0	—	—	—	14.2	5.8	20.0
Below 80.0%	53.0	5.8	58.8	0.1	—	0.1	53.1	5.8	58.9

Total	126.8	47.1	173.9	0.3	—	0.3	127.1	47.1	174.2

Other fixed maturity securities1
99.9% - 95.0%	0.6	1.4	2.0	—	—	—	0.6	1.4	2.0
94.9% - 90.0%	—	1.2	1.2	—	—	—	—	1.2	1.2
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	0.6	2.6	3.2	—	—	—	0.6	2.6	3.2

Total fixed maturity securities available-for-sale
99.9% - 95.0%	55.1	93.5	148.6	13.1	5.2	18.3	68.2	98.7	166.9
94.9% - 90.0%	50.0	84.6	134.6	13.3	4.5	17.8	63.3	89.1	152.4
89.9% - 85.0%	34.5	19.3	53.8	3.1	6.3	9.4	37.6	25.6	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.8	5.7	20.5	75.3	11.5	86.8

Total	$216.4	$209.4	$425.8	$47.3	$21.9	$69.2	$263.7	$231.3	$495.0

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008, 27% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 80%. In addition, 84% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 49% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. For most securities, NAIC ratings are derived from ratings received from nationally recognized rating agencies. The NAIC also assigns ratings to securities that do not receive public ratings. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 92% and 94% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table shows the equivalent ratings between the NAIC and nationally recognized rating agencies and summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2008		2007
NAIC designation1	Rating agency equivalent designation2	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	Aaa/Aa/A	$13,870.1	$12,497.7	$16,765.5	$16,662.7
2	Baa	5,961.0	5,210.2	5,730.3	5,784.3
3	Ba	1,192.9	953.8	1,101.6	1,078.3
4	B	529.7	366.5	325.0	316.8
5	Caa and lower	166.9	128.9	60.2	52.7
6	In or near default	100.3	90.1	38.6	38.6

	Total	$21,820.9	$19,247.2	$24,021.2	$23,933.4

1        NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2        Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in investment quality ratings, liquidity, credit spreads and interest rates, have resulted in declines in the values of investment securities, including corporate debt securities, MBSs and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These and other factors also affect the estimated fair value of these securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,718.7 million and $1,335.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $612.7 million and $480.2 million, respectively. As of December 31, 2008, 75% and 84% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 68% and 76% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company’s investments in commercial mortgage-backed securities (CMBS). These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $1.26 billion and $853.0 million, respectively, while the December 31, 2007 amortized cost was $1.10 billion and estimated fair value was $1.08 billion.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $4.19 billion, $4.65 billion and $2.27 billion, respectively. During 2008, gross gains of $32.9 million ($70.0 million and $61.6 million in 2007 and 2006, respectively) and gross losses of $23.9 million ($70.2 million and $64.1 million in 2007 and 2006, respectively) were realized on those sales.

Real estate held for use was $9.8 million and $17.8 million as of December 31, 2008 and 2007, respectively. These assets are carried at cost less accumulated depreciation, which was $2.1 million and $3.6 million as of December 31, 2008 and 2007, respectively. The carrying value of real estate held for sale was $6.8 million as of December 31, 2008 (compared to no real estate held for sale as of December 31, 2007.)

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2008, the Company’s largest exposure to any single borrower, region and property type was 2%, 23% and 34%, respectively, of the Company’s general account mortgage loan portfolio, compared to 2%, 24% and 33%, respectively, as of December 31, 2007.

As of December 31, 2008 and 2007, the carrying value of commercial mortgage loans on real estate considered specifically impaired was $35.4 million and $7.4 million, respectively, for which a $13.6 million and $3.0 million valuation allowance had been established, respectively. No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2008	2007	2006
Allowance, beginning of period	$23.1	$34.3	$31.1
Net change in allowance	16.4	(11.2)	3.2

Allowance, end of period	$39.5	$23.1	$34.3

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during 2008. During 2008, the Company received $0.6 million in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before. During 2006, the Company received proceeds of $545.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized gains of $5.3 million on these loans, and received $0.4 million in servicing fees related to loans securitized in 2006 and before.

The Company provides a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. In 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2008	2007	2006
Total realized gains on sales, net of hedging losses	$1.9	$65.4	$88.8
Total realized losses on sales, net of hedging gains	(93.1)	(79.9)	(64.8)
Total other-than-temporary and other investment impairments	(1,051.4)	(116.4)	(17.1)
Credit default swaps	(9.8)	(7.5)	(1.1)
Derivatives and embedded derivatives associated with living benefit contracts	(500.7)	(26.7)	—
Derivatives associated with death benefits contracts	109.4	—	—
Other derivatives	104.4	(1.1)	1.3

Net realized investment (losses) gains	$(1,439.3)	$(166.2)	$7.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities:
Corporate securities
Public	$191.1	$10.5	$4.6
Private	77.0	62.7	0.5
Mortgage-backed securities	313.5	—	—
Asset-backed securities	392.4	35.1	2.1

Total fixed maturity securities	974.0	108.3	7.2

Equity securities	60.2	—	—
Other	17.2	8.1	9.9

Total other-than-temporary and other investment impairments	$1,051.4	$116.4	$17.1

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$1,334.5	$1,370.5	$1,419.2
Equity securities	4.9	4.0	2.6
Mortgage loans on real estate	459.3	512.6	535.4
Short-term investments	16.1	28.7	47.3
Other	(74.3)	124.3	120.9

Gross investment income	1,740.5	2,040.1	2,125.4
Less investment expenses	53.5	64.3	66.9

Net investment income	$1,687.0	$1,975.8	$2,058.5

Fixed maturity securities with an amortized cost of $15.0 million and $8.3 million as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. In 2008, the Company recognized loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term and other long-term investments and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008 and 2007, the Company had received $378.3 million and $551.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2008 and 2007. As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $367.2 million and $541.2 million, respectively.

As of December 31, 2008 and 2007, the Company had received $1,022.5 million and $245.4 million, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $35.4 million and $18.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had pledged fixed maturity securities with a fair value of $24.5 million as collateral to various derivative counterparties compared to $18.8 million as of December 31, 2007.

(7)	Deferred Policy Acquisition Costs
The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2008	2007
Balance at beginning of period	$3,997.4	$3,758.0
Capitalization of DAC	572.2	612.5
Amortization of DAC	(674.5)	(368.5)
Adjustments to unrealized gains and losses on securities available-for-sale and other	528.8	4.4
Cumulative effect of adoption of accounting principle	—	(9.0)

Balance at end of period	$4,423.9	$3,997.4

See Note 2(f) for information on the Company’s DAC policies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2008			2007
(in millions)	Account value	Net amount at risk1	Wtd. avg. attained age	Account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$5,991.9	$440.6	60	$9,082.6	$18.7	59
Reset	12,468.7	2,468.0	64	17,915.0	61.1	63
Ratchet	12,352.3	3,767.2	67	15,789.2	132.2	66
Rollup	277.1	25.7	72	467.0	8.4	71
Combo	1,704.1	621.2	69	2,555.5	47.0	68

Subtotal	32,794.1	7,322.7	65	45,809.3	267.4	64
Earnings enhancement	333.5	7.2	63	519.2	49.8	62

Total - GMDB	$33,127.6	$7,329.9	65	$46,328.5	$317.2	64

GMAB2 :
5 Year	$2,867.6	$499.0	N/A	$2,985.6	$4.6	N/A
7 Year	2,265.9	482.9	N/A	2,644.1	6.2	N/A
10 Year	677.9	132.2	N/A	927.3	1.3	N/A

Total - GMAB	$5,811.4	$1,114.1	N/A	$6,557.0	$12.1	N/A

GMIB3 :
Ratchet	$244.7	$5.6	N/A	$425.2	$—	N/A
Rollup	659.5	1.3	N/A	1,119.9	—	N/A
Combo	0.1	—	N/A	0.3	—	N/A

Total - GMIB	$904.3	$6.9	N/A	$1,545.4	$—	N/A

GLWB:
L.inc	$3,320.8	$571.5	N/A	$2,865.8	$—	N/A

1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.59 billion and $4.77 billion as of December 31, 2008 and 2007, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. The increase in net amount at risk during 2008 is primarily due to declines in the financial markets. See Note 5 – Equity Market Risk Management for a discussion of the Company’s risk management practices with respect to declining financial market exposure and related reserve balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2008	2007
Mutual funds:
Bond	$4,350.2	$5,143.6
Domestic equity	18,572.8	31,217.7
International equity	2,412.7	3,987.3

Total mutual funds	25,335.7	40,348.6
Money market funds	2,132.6	1,728.2

Total	$27,468.3	$42,076.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and 2007:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	1.00%	2.00%	2.00%	3.00%	4.50%	6.00%	7.00%	7.00%	11.50%	11.50%
Maximum	1.50%	2.50%	4.00%	4.50%	40.00%	41.50%	21.50%	35.00%	35.00%	18.50%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2008	2007
$800.0 million commercial paper program	$149.9	$199.7
$350.0 million securities lending program facility	99.8	85.6

Total short-term debt	$249.7	$285.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2008, the Company and NLIC were in compliance with all covenants. NLIC and NMIC had no amounts outstanding under this agreement as of December 31, 2008 and 2007. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $149.9 million of commercial paper outstanding at December 31, 2008 at a weighted average interest rate of 2.07% and $199.7 million at a weighted average interest rate of 4.39% at December 31, 2007.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (0.44% and 4.60% as of December 31, 2008 and 2007, respectively). NLIC had $99.8 million and $85.6 million outstanding under this agreement as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $8.3 million, $15.0 million and $11.7 million in 2008, 2007 and 2006, respectively.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2008	2007
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2008, 2007 and 2006. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(11)	Federal Income Taxes
In 2008, NFS will file a life/non-life federal income tax return with all of its eligible downstream subsidiaries. Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corp. will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. The members of the NFS consolidated federal income tax return group participate in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of a subsidiary. This approach provides for a current tax benefit to the subsidary for losses that are utilized in the consoldiated tax return.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (asset) liability as of December 31:

(in millions)	2008	2007
Deferred tax assets:
Future policy benefits and claims	$881.0	$622.0
Securities available-for-sale	737.4	83.8
Derivatives	229.7	—
Other	238.3	129.4

Gross deferred tax assets	2,086.4	835.2
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	2,079.4	828.2

Deferred tax liabilities:
Deferred policy acquisition costs	1,249.4	1,112.6
Derivatives	—	15.6
Other	188.4	115.2

Gross deferred tax liabilities	1,437.8	1,243.4

Net deferred tax (asset) liability	$(641.6)	$415.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2008, 2007 and 2006. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax asset was $127.2 million and $12.7 million as of December 31, 2008 and 2007, respectively.

Total federal income taxes (refunded) paid were $(46.1) million, $99.1 million and $(4.3) million during the years ended December 31, 2008, 2007 and 2006, respectively.

As of December 31, 2008, the Company has $38.9 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $41.9 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $56.5 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company refined its separate account dividends received deduction (DRD) calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12.7 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 15 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

The following table summarizes federal income tax (benefit) expense attributable to (loss) income from continuing operations for the years ended December 31:

(in millions)	2008	2007	2006
Current	$(135.5)	$106.5	$(61.8)
Deferred	(398.8)	22.0	90.5

Federal income tax (benefit) expense	$(534.3)	$128.5	$28.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income from continuing operations before federal income tax (benefit) expense as follows for the years ended December 31:

	2008		2007		2006
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax (benefit) expense	$(477.4)	35.0	$204.0	35.0	$226.8	35.0
DRD	(36.7)	2.7	(61.0)	(10.5)	(67.5)	(10.4)
Reserve release	—	—	—	—	(110.9)	(17.1)
Other, net	(20.2)	1.5	(14.5)	(2.4)	(19.7)	(3.1)

Total	$(534.3)	39.2	$128.5	22.1	$28.7	4.4

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007. There was no impact to the Company’s retained earnings on adoption of FIN 48. A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007
Balance at beginning of period	$8.6	$4.6
Additions for current year tax positions	37.4	4.0
Additions for prior years tax positions	0.3	—
Reductions for prior years tax positions	(2.6)	—

Balance at end of period	$43.7	$8.6

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $37.4 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2008, and 2007, the Company incurred $1.0 million and $0.8 million in interest and penalties, respectively. The Company accrued $2.2 million and $1.2 million for the payment of interest and penalties at December 31, 2008 and 2007, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007. As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net (loss) income and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20081	2007	2006
Statutory net (loss) income
NLIC	$(898.3)	$309.0	$537.5
NLAIC	(87.9)	(13.4)	(45.6)

Statutory capital and surplus
NLIC	$2,261.5	$2,501.1	$2,682.3
NLAIC	81.7	173.3	158.6

1	Unaudited as of the date of this report.
The Company has received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of the Company’s estimated statutory surplus of $68.9 million (unaudited) as of December 31, 2008. The permitted practice had no impact on the Company’s statutory net income. The benefits of this permitted practice may not be considered by the Company when determining capital and surplus available for dividends. NLAIC did not qualify for the permitted practice.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2008, NLIC paid dividends of $246.5 million to NFS after providing prior notice to the ODI. The dividend included $181.9 million in cash and $64.6 million in securities. As of January 1, 2009, NLIC could not pay dividends to NFS without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Comprehensive Loss

The Company’s comprehensive loss includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2008	2007	2006
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(3,576.6)	$(276.3)	$(171.3)
Net adjustment to deferred policy acquisition costs	528.8	3.8	40.9
Net adjustment to future policy benefits and claims	121.5	5.4	21.5
Related federal income tax benefit	1,024.4	93.3	38.1

Net unrealized losses	(1,901.9)	(173.8)	(70.8)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	1,025.2	107.7	9.2
Related federal income tax benefit	(358.8)	(37.7)	(3.2)

Net reclassification adjustment	666.4	70.0	6.0

Other comprehensive loss on securities available-for-sale	(1,235.5)	(103.8)	(64.8)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	16.5	(17.2)	(0.2)
Related federal income tax (expense) benefit	(5.8)	6.0	0.1

Other comprehensive income (loss) on cash flow hedges	10.7	(11.2)	(0.1)

Other unrealized gains (losses):
Net unrealized gains (losses)	6.4	(6.4)	—
Related federal income tax (expense) benefit	(2.3)	2.2	—

Other net unrealized gains (losses)	4.1	(4.2)	—

Total other comprehensive loss	$(1,220.7)	$(119.2)	$(64.9)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2008, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(13)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $12.0 million, $13.5 million and $19.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2008, 2007 and 2006.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $5.6 million, $7.3 million and $6.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

(14)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.. For the years ended December 31, 2008, 2007 and 2006, the Company made payments to NMIC and NSC totaling $280.8 million, $285.6 million and $261.7 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.85 billion and $2.90 billion as of December 31, 2008 and 2007, respectively. Total revenues from these contracts were $137.7 million, $130.8 million and $133.4 million for the years ended December 31, 2008, 2007 and 2006, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.4 million, $109.7 million and $110.7 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2008, 2007 and 2006, the Company made lease payments to NMIC of $22.9 million, $23.0 million and $19.3 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2008, 2007 and 2006 were $202.3 million, $317.6 million and $430.8 million, respectively, while benefits, claims and expenses ceded during these years were $218.9 million, $348.1 million and $470.4 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2008 and 2007, customer allocations to NFG funds totaled $17.48 billion and $21.41 billion, respectively. For the years ended December 31, 2008, 2007 and 2006, NFG paid the Company $74.4 million, $76.9 million and $64.4 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $8.3 million, $20.1 million and $28.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The last payment under this agreement was made in 2008.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2008 and 2007, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2008, 2007 and 2006, the most the Company had outstanding at any given time was $151.6 million, $178.2 million and $191.5 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2.57 billion and $368.2 million as of December 31, 2008 and 2007, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2008, 2007 and 2006 were $52.7 million, $59.5 million and $58.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.0 million, $9.4 million and $6.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments from NMIC were $22.5 million and $15.3 million during the years ended December 31, 2008 and 2006, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2008, NLIC received a $338.8 million capital contribution from NFS. The capital contribution included $157.1 million in securities, $153.4 million in cash and $28.3 million in mortgage loans.

In 2008, 2007 and 2006, NLIC paid dividends to NFS totaling $246.5 million, $537.5 million and $375.0 million, respectively.

(15)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008, the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(16)	Guarantees
Since 2002, the Company has sold $677.4 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (LIHTC Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2008 and 2007, the Company held guarantee reserves totaling $5.1 million and $6.0 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.10 billion. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2008, the Company held stabilization reserves of $0.8 million as collateral for certain properties owned by the LIHTC Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. In 2008, $0.8 million of the stabilization reserve was released into income. In 2007, the stabilization reserve was increased by $2.4 million and $3.1 million was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(17)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of low-income-housing tax credit funds (LIHTC Funds) to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) through the variable interest, if the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 16). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2008 and December 31, 2007, where the company was the primary beneficiary. Net assets of these consolidated VIEs were $416.1 million and $465.7 million as of December 31, 2008 and December 31, 2007, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2008	2007
Other long-term investments	$371.1	$434.1
Short-term investments	20.9	31.9
Other assets	41.6	38.1
Other liabilities	(17.5)	(38.4)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2008 and December 31, 2007 (except for the impact of guarantees disclosed in Note 16). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests, in the form of LIHTC Funds that qualify as VIEs but of which the Company is not the primary beneficiary. The carrying amount on these unconsolidated VIEs was $78.9 million and $79.3 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs was $93.4 million and $108.5 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had relationships with one structured product investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $8.9 million and $20.1 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of both December 31, 2008 and December 31, 2007, the Company was invested in 11 structured product investments that are considered VIEs but that the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $13.7 million and $84.0 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Private Equity Investments

The Company had relationships with one private equity investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $18.6 million and $5.0 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of December 31, 2008 and December 31, 2007, the Company does not have any private equity investments considered to be a VIE where the Company is not the primary beneficiary.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(18)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Investments segment; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$599.0	$115.6	$453.4	$—	$1,168.0
Premiums	119.5	—	164.0	—	283.5
Net investment income	506.3	638.2	343.9	198.6	1,687.0
Non-operating net realized investment losses1	—	—	—	(1,478.2)	(1,478.2)
Other income	109.5	0.9	—	(65.1)	45.3

Total revenues	1,334.3	754.7	961.3	(1,344.7)	1,705.6

Benefits and expenses:
Interest credited to policyholder accounts	361.8	425.9	181.5	161.4	1,130.6
Benefits and claims	377.0	—	295.0	(11.7)	660.3
Policyholder dividends	—	—	26.4	—	26.4
Amortization of DAC	647.7	39.7	113.5	(126.4)	674.5
Interest expense	—	—	—	61.8	61.8
Other operating expenses	188.1	147.0	138.0	43.0	516.1

Total benefits and expenses	1,574.6	612.6	754.4	128.1	3,069.7

Income (loss) from continuing operations before federal income tax expense	(240.3)	142.1	206.9	(1,472.8)	$(1,364.1)

Less: non-operating net realized investment losses1	—	—	—	1,478.2
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(138.5)

Pre-tax operating (loss) earnings	$(240.3)	$142.1	$206.9	$(133.1)

Assets as of year end	$41,902.1	$21,671.1	$16,563.2	$4,676.0	$84,812.4

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses1	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses1	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains 1	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains 1	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2008 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$97.4	$97.4
Agencies not backed by the full faith and credit of the U.S. Government	384.6	473.9	473.9
Obligations of states and political subdivisions	223.0	217.1	217.1
Foreign governments	33.9	38.9	38.9
Public utilities	1,667.7	1,578.5	1,578.5
All other corporate	19,434.4	16,841.4	16,841.4

Total fixed maturity securities available-for-sale	21,820.9	19,247.2	19,247.2

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	14.3	9.5	9.5
Industrial, miscellaneous and all other	—	0.1	0.1
Nonredeemable preferred stocks	16.6	16.9	16.9

Total equity securities available-for-sale	30.9	26.5	26.5

Mortgage loans on real estate, net	7,249.7		7,189.9	1
Real estate, net:
Investment properties	11.0		8.5	2
Acquired in satisfaction of debt	9.8		8.0	2

Total real estate, net	20.8		16.5

Policy loans	767.4		767.4
Other long-term investments	521.6		521.6
Short-term investments, including amounts managed by a related party	2,780.9		2,780.9

Total investments	$33,192.2		$30,550.0

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums 1	Other policy claims and benefits payable1	Premium revenue
2008
Individual Investments	$1,883.0	$12,026.3			$119.5
Retirement Plans	284.3	11,244.8			—
Individual Protection	1,640.7	5,941.2			164.0
Corporate and Other	615.9	3,324.0			—

Total	$4,423.9	$32,536.3			$283.5

2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

Column A	Column G	Column H	Column I	Column J	ColumnK
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses 2	Premiums written
2008
Individual Investments	$506.3	$738.8	$647.7	$188.1
Retirement Plans	638.2	425.9	39.7	147.0
Individual Protection	343.9	502.9	113.5	138.0
Corporate and Other	198.6	149.7	(126.4)	104.8

Total	$1,687.0	$1,817.3	$674.5	$577.9

2007
Individual Investments	$609.1	$653.9	$287.1	$191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2008
Life insurance in force	$167,715.4	$58,850.8	$3.8	$108,868.4	0.0%

Premiums:
Life insurance1	$348.2	$64.8	$0.1	$283.5	0.0%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$531.1	$274.1	$26.5	$283.5	9.3%

2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance1	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance1	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	NM

Total	$725.3	$445.8	$28.8	$308.3	9.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2008, 2007 and 2006 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2008
Valuation allowances - mortgage loans on real estate	$23.1	$19.6	$—	$3.2	$39.5

2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

1	Amounts represent transfers to real estate owned and recoveries.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

(a)	Financial Statements: Nationwide Variable Account-9:

             Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 200 8 .

Statements of Operations for the year ended December 31, 200 8 .

Statements of Changes in Contract Owners' Equity for the years ended December 31, 200 8 and 200 7 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of (Loss) Income for the years ended December 31, 200 8 , 200 7 and 200 6 .

Consolidated Balance Sheets as of December  31, 200 8 and 200 7 .

Consolidated Statements of Changes in Shareholder’s Equity as of December 31, 200 8 , 200 7 and 200 6 .

Consolidated Statements of Cash Flows for the years ended December 31, 200 8 , 200 7 , and 200 6 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (333-28995) and hereby incorporated by reference.

Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on April 29, 1998 with Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(7)	Contract of reinsurance in connection with the variable annuity contracts offered – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2.htm”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”

Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

(11)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”

(12)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”

(15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(16)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document “alliancebernsteinfpa.htm”

(17)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document “vaneckfpa.htm”

(18)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”

The following Fund Participation Agreements were previously filed and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(19)
Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc. dated January 3, 2000, filed on April 22, 2008 with post effective amendment number 21 of registration statement (033-60063).

(9)	Opinion of Counsel - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President, Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Associate Vice President – NF Human Resources	Lydia P. Migitz
Associate Vice President-Assistant Secretary	Kathy R. Richards
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                   Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®
FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
(See Page 2)
OH
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire-100%
BER
ALLIED GROUP, INC. (AGI)
Casualty-100%
IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Casualty-100%
OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock: 5,000 Shares
Casualty-100%
OH
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty-100%
OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
WI
NCC OF AMERICA, LTD. (INACTIVE)
G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Casualty-100%
OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Casualty-100%
WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Casualty-100%
OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS
TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Casualty-100%
OH
SCOTTSDALE INDEMNITY COMPANY
Casualty-100%
OH
AMERICAN MARINE UNDERWRITERS, INC.
Casualty-100%
FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty-100%
OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
OH
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures
Assurance
Lone Star
TX
NATIONWIDE INTERNATIONAL UNDERWRITERS
Common Stock: 1,000 Shares
CA
NATIONWIDE ARENA LLC
Casualty-90%
OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
Class A Units
DE
NMC CPC WT INVESTMENT, LLC
DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty-100%
OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC-100%
OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty-95%
NW Indemnity-5%
OH
NATIONWIDE SERVICES FOR YOU, LLC
OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty-100%
OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty-100%
OH
1492 CAPITAL, LLC (1492)
Casualty-100%
OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492-22.7%
FL
PURE INSURANCE COMPANY
PU-100%
FL
PURE RISK MANAGEMENT, LLC (PRM)
FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI-100%
IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
IA
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
IA
ALLIED TEXAS AGENCY, INC.
Common Stock: 1,000 Shares
AMCO-100%
TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI-100%
IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,500 Shares
WI
PREMIER AGENCY, INC.
AGI-100%
IA
NATIONWIDE DOCUMENT SOLUTIONS, INC.
Common Stock: 1,000 Shares
IA
NATIONWIDE SALES SOLUTIONS, INC.
IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
IA
AGMC REINSURANCE, LTD.
NAMC-100%
T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC-100%
AZ
WESTERN HERITAGE INSURANCE COMPANY
SIC-100%
AZ
ATLANTIC INSURANCE COMPANY
TX
VETERINARY PET INSURANCE CO. (VPI)
CA
DVM INSURANCE AGENCY, INC.
VPI-100%
CA
V.P.I. SERVICES INC.
CA
TITAN INDEMNITY COMPANY (TITAN)
TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
NM
WI OF FLORIDA, INC.
FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
THI-100%
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Victoria Fire-100%
IN
VICTORIA NATIONAL INSURANCE COMPANY
OH
VICTORIA SELECT INSURANCE COMPANY
OH
VICTORIA SPECIALTY INSURANCE COMPANY
OH
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
March 31, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock:
Casualty
Fire
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
G.B.
AUDENSTAR LIMITED (AL)
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NWD MGT LLC (NWDMGT)
NAMHI-100%
DE
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
DE
NEWHOUSE CAPITAL PARTNERS, LLC
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
NW Corp.-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock 254 Shares
NBHH-100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock 3 Shares
Gates-100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock
200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NLICA-100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock
NLICA-100%
PA
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC-100%
PA
NATIONWIDE SECURITIES, LLC
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock
NPHC-100%
PA

(Nationwide Corp. subsidiaries)

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2003

Page 2

Item 27.         Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 200 9 was 73,794 and 53,644 respectively.

Item 28.         Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

(a) (1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)  Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)

Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
And of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

SDI also acts as principal underwriter for the following management investment companies for which Security Investors, LLC, an affiliate of SDI, Security Benefit Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, acts as investment adviser:

Security Equity Fund
Security Income Fund
Security Large Cap Value Fund
SBL Fund
Security Mid Cap Growth Fund
Security Financial Resources Collective Investments, LLC

(a) (3)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds, Inc.
Waddell & Reed Advisors Accumulative Fund, Inc.
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund, Inc.
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Dividend Opportunities Fund, Inc.
Waddell & Reed Advisors Energy Fund, Inc.
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund, Inc.
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.
Waddell & Reed InvestEd Portfolios, Inc.
Waddell & Reed InvestEd Balanced Portfolio, Inc.
Waddell & Reed InvestEd Growth Portfolio, Inc.
Waddell & Reed InvestEd Balanced Portfolio, Inc
Ivy Funds Variable Insurance Portfolios, Inc.
Asset Strategy Portfolio
Balanced Portfolio
Bond Portfolio
Core Equity Portfolio
Dividend Opportunities Portfolio
Energy Portfolio
Global Natural Resources Portfolio
Growth Portfolio
High Income Portfolio
International Growth Portfolio
International Value Portfolio
Limited-Term Bond Portfolio
Micro Cap Growth Portfolio
Mid Cap Growth Portfolio
Money Market Portfolio
Mortgage Securities Portfolio
Pathfinder Aggressive Portfolio
Pathfinder Conservative Portfolio
Pathfinder Moderately Aggressive Portfolio
Pathfinder Moderately Conservative Portfolio
Pathfinder Moderate Portfolio
Real Estate Securities Portfolio
Science and Technology Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

(b) (1)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b) (2)    Directors and Officers of SDI:

Mark J. Carr, President and Director
Thomas R. Kaehr, Treasurer
Amy J. Lee, Secretary and Chief Compliance Officer
Brenda M. Harwood, Vice President, Assistant Treasurer and Director
Jim Schmank, Vice President and Director
Dale W. Martin, Jr., Director
Christopher D. Swickard, Assistant Secretary
Carmen R. Hill, Assistant Vice President
Richard M. Giddman, Director

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(b) (3)    Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President and Associate National Sales Manager
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operations Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c) (1)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

(c) (2)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions for year ending 12/31/08	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Security Distributors, Inc.	$818,213.00	$ 0	$0	$ 818,213.00
*SBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

(c) (3)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.   Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company .

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 2 3 rd   day of April, 200 9 .

NATIONWIDE VARIABLE ACCOUNT-9
                 (Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
                 (Depositor)

By /s/ W. MICHAEL STOBART
                 W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 2 3 rd   day of April 200 9 .

MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer, and Director
LAWRENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO .
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact